SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 31	☒

(File No. 333-42257)

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 75	☒

(File No. 811-05213)

(Check appropriate box or boxes.)

Exact Name of Registrant:

RiverSource of New York Account 8

Name of Depositor:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

Address of Depositor’s Principal Executive Offices, Zip Code

Depositor’s Telephone Number, including Area Code:

20 Madison Avenue Extension

Albany, NY 12203

(800) 541-2251

Name and Address of Agent for Service:

Dixie Carroll, Esq.

5229 Ameriprise Financial Center

Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 2, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A: PROSPECTUS

Prospectus
May 1, 2016
RiverSource®
Succession Select® Variable Life Insurance
AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
Issued by:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY)
20 Madison Avenue Extension Albany, NY 12203 Telephone: 1-800-541-2251 Website address: riversource.com/lifeinsurance RiverSource of New York Account 8
Service Center:	RiverSource Life Insurance Co. of New York
70500 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-541-2251 Website address: riversource.com/lifeinsurance
This prospectus contains information about the life insurance policy that you should know before investing in RiverSource Succession Select Variable Life Insurance (Succession Select - NY).
The purpose of the policy is to provide life insurance protection on the life of two insureds and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the last surviving insured’s death. You may direct your net premiums or transfers to:
•	A fixed account to which we credit interest.
•	Subaccounts that invest in underlying funds.
Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.
This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.
RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.
Please note that your investments in a policy and its underlying funds:
•	Are NOT deposits or obligations of a bank or financial institution;
•	Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and
•	Are subject to risks including loss of the amount you invested and the policy ending without value.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    1

2    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy or surrender the policy.
Transaction Fees
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Premium Expense Charge	When you pay premium.	3.5% of each premium payment.

Surrender Charge(a)	When you surrender your policy for its full cash surrender value, or the policy lapses, during the first 15 policy years.	Rate per $1,000 of the initial specified amount:
Minimum: $1.81 — Female, Standard, Age 15; Male, Standard Nonsmoker, Age 90.
Maximum: $34.51 — Female, Nonsmoker, Age 70; Male, Nonsmoker, Age 70.
Representative Insured: $18.69 — Male, Standard Nonsmoker, Age 55; Female, Standard Nonsmoker, Age 55.
For 2001 CSO policies:
Rate per $1,000 of the initial specified amount:
Minimum: $2.03 — Female, Standard, Age 15; Male, Standard Nontobacco, Age 90.
Maximum: $34.38 — Female, Standard Nontobacco, Age 70; Male, Standard Nontobacco, Age 70.
Representative Insureds: $17.17 — Female, Standard Nontobacco, Age 55; Male, Standard Nontobacco, Age 55.

Partial Surrender Charge	When you surrender part of the value of your policy.	The lesser of:
$25; or
2% of the amount surrendered.

Transfer Charge	We reserve the right to charge a fee for more than 5 transfers by mail or telephone per policy year.	Maximum: Up to $25 per transfer in excess of 5. Current: No charge.

Fees for Express Mail and Electronic Fund Transfers of Loan or Surrender Proceeds	When you take a loan or surrender and proceeds are sent by express mail or electronic fund transfer.	$30 — United States.
$35 — International.

(a)	This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown in the section entitled “Two Ways to Request a Transfer, Loan or Surrender”.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    3

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including fund fees and expenses.
Charges Other than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Cost of Insurance Charge(a)	Monthly.	Monthly rate per $1,000 of net amount at risk:
Minimum: $.00006 — Female, Standard, Age 15; Female, Standard, Age 15: Duration 1.
Maximum: $83.33 — Male, Smoker, Age 85; Male, Smoker, Age 90: Duration 15.
Representative Insureds: $.0044 — Male, Standard Nonsmoker, Age 55; Female, Standard Nonsmoker, Age 55: Duration 1.
For 2001 CSO policies:
Monthly rate per $1,000 of net amount at risk:
Minimum: $0.00001 — Female, Standard, Age 15; Female, Standard, Age 15: Duration 1.
Maximum: $31.51 — Male, Tobacco, Age 85; Male, Standard Tobacco, Age 90: Duration 15.
Representative Insureds: $.00239 — Male, Standard Nontobacco, Age 55, Female, Preferred Nontobacco, Age 55: Duration 1.

Policy Fee	Monthly.	Maximum:
• $20 per month for first 10 policy years; and $7.50 per month for policy years 11+.
Current .
• $20 per month for the first 10 policy years

Administrative Charge(a)	Monthly.	Monthly rate per $1,000 of initial specified amount:
Maximum:
Years 1-10 $.07.
Years 11+ $.02.
		Current:	Youngest Insured’s Age Per $1,000 of initial specified amount per month
			15-39	40-59	60+
		Years 1-10	$.04	$.05	$.06
		Years 11+	$.00	$.00	$.00
Representative Insureds: Male, Standard Nonsmoker, Age 55; Female, Standard Nonsmoker, Age 55.
Years 1-10 $.07.
Years 11+ $.02.

(a)	This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown in the section entitled “Two Ways to Request a Transfer, Loan or Surrender”.

4    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Charges Other than Fund Operating Expenses (continued)
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Mortality and Expense Risk Charge	Daily.	Maximum:
• .90% of the average daily net asset value of the subaccounts for all policy years.
Current:
• .90% of the average daily net asset value of the subaccounts for policy years 1-10; and
• .45% of the average daily net asset value of the subaccounts for policy years 11+.

Interest Rate on Loans	Charged daily and due at the end of the policy year.	Maximum: 6% per year.
Current:
• 6% for policy years 1-10;
• 4% for policy years 11+.

Four-Year Term Insurance Rider (FYT)(a),(b)	Monthly.	Monthly rate per $1,000 of the cost of insurance amount:
Minimum: $.00006 — Female, Standard, Age 15; Female, Standard, Age 15: Duration 1.
Maximum: $18.51 — Male, Smoker, Age 85; Male, Smoker, Age 90: Duration 4.
Representative Insureds: $.0044 — Male, Standard Nonsmoker, Age 55; Female, Standard Nonsmoker, Age 55: Duration 1.
For 2001 CSO policies:
Monthly rate per $1,000 of the cost of insurance amount:
Minimum: $0.00001 — Female, Standard, Age 15; Female, Standard, Age 15: Duration 1.
Maximum: $13.31 — Male, Tobacco, Age 90; Male, Tobacco, Age 85: Duration 4.
Representative Insureds: $.00239 — Male, Standard Nontobacco, Age 55; Female, Preferred Nontobacco, Age 55: Duration 1.

Policy Split Option Rider (PSO)	Monthly.	Monthly rate is $.06 per $1,000 of the current base policy specified amount plus the STR specified amount.

Survivor Term Rider (STR)(a),(c)	Monthly.	Monthly rate per $1,000 of the cost of insurance amount:
Minimum: $.00006 — Female, Standard Nonsmoker, Age 15; Female, Standard Nonsmoker, Age 15: Duration 1.
Maximum: $83.33 — Male, Smoker, Age 75; Male, Smoker, Age 75: Duration 25.
Representative Insureds: $.0044 — Male, Standard Nonsmoker, Age 55; Female, Standard Nonsmoker, Age 55: Duration 1.

(a)	This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown in the section entitled "Two Ways to Request a Transfer, Loan or Surrender".
(b)	This rider will terminate if one of the following circumstances occurs: (1) four year-policy anniversary date shown in the policy; or (2) if the PSO rider is exercised.
(c)	The specified amount of this rider can be decreased once per year after the first year, but not below $1,000. If the policy includes a PSO rider, the STR rider will also be split and carried over to new policies. The STR is no longer available for purchase.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    5

Annual Operating Expenses of the Funds
The next two tables describe the operating expenses of the funds that you may pay periodically during the time that you own the policy. These operating expenses are for the fiscal year ended Dec. 31, 2015, unless otherwise noted. The first table shows the minimum and maximum total operating expenses charged by the funds. The second table shows the total annual operating expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.
Minimum and maximum total annual operating expenses for the funds(a)
(Including management fee, distribution and/or service (12b-1) fees and other expenses)
	Minimum(%)	Maximum(%)
Total expenses before fee waivers and/or expense reimbursements	0.46	7.24
(a)	Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund’s affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund’s distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and Statement of Additional Information (SAI).
Total annual operating expenses for each fund*
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
AB VPS Dynamic Asset Allocation Portfolio (Class B)	0.70	0.25	0.13	—	1.08	—	1.08
AB VPS Growth and Income Portfolio (Class B)	0.55	0.25	0.05	—	0.85	—	0.85
AB VPS International Value Portfolio (Class B)	0.75	0.25	0.10	—	1.10	—	1.10
AB VPS Large Cap Growth Portfolio (Class B)	0.75	0.25	0.07	—	1.07	—	1.07
ALPS/Alerian Energy Infrastructure Portfolio: Class III	0.70	0.25	0.40	—	1.35	0.05	1.30 (1)
American Century VP International, Class II	1.21	0.25	0.02	—	1.48	0.31	1.17 (2)
American Century VP Value, Class II	0.87	0.25	—	—	1.12	0.18	0.94 (3)
BlackRock Global Allocation V.I. Fund (Class III)	0.62	0.25	0.25	—	1.12	0.13	0.99 (4)
Calvert VP SRI Balanced Portfolio – Class I	0.53	—	0.17	—	0.70	—	0.70 (5)
Columbia Variable Portfolio – Balanced Fund (Class 3)	0.70	0.13	0.11	—	0.94	0.02	0.92 (6)
Columbia Variable Portfolio – Disciplined Core Fund (Class 3)***	0.65	0.13	0.08	—	0.86	—	0.86
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)	0.63	0.13	0.09	—	0.85	—	0.85
Columbia Variable Portfolio – Emerging Markets Fund (Class 3)	1.18	0.13	0.18	—	1.49	—	1.49 (7)(8)
Columbia Variable Portfolio – Global Bond Fund (Class 3)	0.65	0.13	0.12	—	0.90	0.08	0.82 (9)
Columbia Variable Portfolio – Government Money Market Fund (Class 3)***	0.39	0.13	0.10	—	0.62	0.04	0.58 (10)
Columbia Variable Portfolio – High Yield Bond Fund (Class 3)	0.65	0.13	0.12	—	0.90	0.01	0.89 (11)
Columbia Variable Portfolio – Income Opportunities Fund (Class 3)	0.65	0.13	0.08	—	0.86	—	0.86

6    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Total annual operating expenses for each fund* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)	0.47	0.13	0.07	—	0.67	—	0.67
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)	0.71	0.13	0.08	—	0.92	0.03	0.89 (7)(11)
Columbia Variable Portfolio – Large Cap Index Fund (Class 3)	0.20	0.13	0.13	—	0.46	—	0.46
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)	0.47	0.25	0.07	—	0.79	—	0.79
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)	0.23	0.25	0.08	0.45	1.01	—	1.01
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)	0.23	0.25	0.04	0.50	1.02	—	1.02
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)	0.20	0.25	0.03	0.58	1.06	—	1.06
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)	0.20	0.25	0.02	0.54	1.01	—	1.01
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)	0.82	0.13	0.13	—	1.08	0.19	0.89 (11)
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3)	0.82	0.13	0.11	—	1.06	—	1.06
Columbia Variable Portfolio – Select International Equity Fund (Class 3)	0.87	0.13	0.13	—	1.13	0.10	1.03 (7)(12)
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)	0.74	0.13	0.07	—	0.94	—	0.94
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)	0.87	0.13	0.12	—	1.12	0.08	1.04 (13)
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)	0.42	0.13	0.08	—	0.63	—	0.63
Credit Suisse Trust – Commodity Return Strategy Portfolio	0.50	0.25	0.34	—	1.09	0.04	1.05 (14)
Deutsche Alternative Asset Allocation VIP, Class B	0.31	0.25	0.27	1.12	1.95	0.24	1.71 (15)
Eaton Vance VT Floating-Rate Income Fund	0.58	0.25	0.35	—	1.18	—	1.18
Fidelity ® VIP Contrafund® Portfolio Service Class 2	0.55	0.25	0.08	—	0.88	—	0.88
Fidelity ® VIP Growth & Income Portfolio Service Class 2	0.45	0.25	0.11	0.02	0.83	—	0.83
Fidelity ® VIP Mid Cap Portfolio Service Class 2	0.55	0.25	0.08	—	0.88	—	0.88
Fidelity ® VIP Overseas Portfolio Service Class 2	0.67	0.25	0.13	—	1.05	—	1.05
FTVIPT Franklin Global Real Estate VIP Fund – Class 2	1.05	0.25	0.06	—	1.36	—	1.36
FTVIPT Franklin Income VIP Fund – Class 2	0.45	0.25	0.01	—	0.71	—	0.71
FTVIPT Franklin Mutual Shares VIP Fund – Class 2	0.69	0.25	0.04	—	0.98	—	0.98
FTVIPT Franklin Small Cap Value VIP Fund – Class 2	0.62	0.25	0.03	0.01	0.91	0.01	0.90 (16)
FTVIPT Templeton Global Bond VIP Fund – Class 2	0.46	0.25	0.06	—	0.77	—	0.77

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    7

Total annual operating expenses for each fund* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares	0.80	—	0.07	—	0.87	0.03	0.84 (17)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares	0.15	0.40	2.96	0.82	4.33	2.89	1.44 (18)
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares	0.62	—	0.09	—	0.71	0.07	0.64 (19)
Invesco V.I. American Franchise Fund, Series II Shares	0.67	0.25	0.29	—	1.21	—	1.21
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	0.92	0.25	0.23	0.09	1.49	0.44	1.05 (20)
Invesco V.I. Comstock Fund, Series II Shares	0.56	0.25	0.27	—	1.08	0.05	1.03 (21)
Invesco V.I. Diversified Dividend Fund, Series I Shares	0.49	—	0.22	0.01	0.72	0.01	0.71 (22)
Invesco V.I. International Growth Fund, Series II Shares	0.71	0.25	0.30	0.01	1.27	0.01	1.26 (22)
Invesco V.I. Mid Cap Growth Fund, Series I Shares	0.75	—	0.32	—	1.07	—	1.07
Invesco V.I. Technology Fund, Series I Shares	0.75	—	0.40	—	1.15	—	1.15
Ivy Funds VIP Asset Strategy	0.68	0.25	0.06	—	0.99	—	0.99
Janus Aspen Series Global Technology Portfolio: Service Shares	0.64	0.25	0.17	—	1.06	—	1.06
Janus Aspen Series Janus Portfolio: Service Shares	0.66	0.25	0.11	—	1.02	—	1.02
Janus Aspen Series Overseas Portfolio: Service Shares	0.44	0.25	0.13	—	0.82	—	0.82
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares	0.85	0.25	0.21	—	1.31	0.26	1.05 (23)
MFS ® Massachusetts Investors Growth Stock Portfolio – Service Class	0.75	0.25	0.04	—	1.04	—	1.04
MFS ® New Discovery Series – Service Class	0.90	0.25	0.06	—	1.21	0.02	1.19 (24)
MFS ® Utilities Series – Service Class	0.73	0.25	0.06	—	1.04	—	1.04
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares	0.85	0.25	0.54	—	1.64	0.24	1.40 (25)
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	0.75	0.25	0.35	—	1.35	0.20	1.15 (26)
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)	1.70	0.25	5.25	0.04	7.24	3.98	3.26 (27)
Oppenheimer Global Fund/VA, Service Shares	0.63	0.25	0.13	—	1.01	—	1.01
Oppenheimer Global Strategic Income Fund/VA, Service Shares	0.59	0.25	0.15	0.03	1.02	0.03	0.99 (28)
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	0.68	0.25	0.12	—	1.05	—	1.05
PIMCO VIT All Asset Portfolio, Advisor Class	0.43	0.25	—	0.83	1.51	0.16	1.35 (29)
PIMCO VIT Total Return Portfolio, Advisor Class	0.50	0.25	0.01	—	0.76	—	0.76
Putnam VT Global Health Care Fund – Class IB Shares	0.62	0.25	0.13	—	1.00	—	1.00

8    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Total annual operating expenses for each fund* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
Putnam VT International Equity Fund – Class IB Shares	0.69	0.25	0.15	—	1.09	—	1.09
Putnam VT Multi-Cap Growth Fund – Class IB Shares	0.55	0.25	0.11	—	0.91	—	0.91
VanEck VIP Global Gold Fund (Class S Shares)	0.75	0.25	1.46	—	2.46	1.01	1.45 (30)
Variable Portfolio – Aggressive Portfolio (Class 2)	0.03	0.25	0.01	0.78	1.07	—	1.07 (31)(32)
Variable Portfolio – Aggressive Portfolio (Class 4)	0.03	0.25	0.01	0.78	1.07	—	1.07 (31)(32)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)	0.51	0.13	0.13	—	0.77	—	0.77 (7)(8)
Variable Portfolio – Conservative Portfolio (Class 2)	0.03	0.25	0.01	0.59	0.88	—	0.88 (31)(32)
Variable Portfolio – Conservative Portfolio (Class 4)	0.03	0.25	0.01	0.59	0.88	—	0.88 (31)(32)
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3)***	0.70	0.13	0.07	0.03	0.93	—	0.93 (33)
Variable Portfolio – Moderate Portfolio (Class 2)	0.03	0.25	0.01	0.70	0.99	—	0.99 (31)(32)
Variable Portfolio – Moderate Portfolio (Class 4)	0.03	0.25	0.01	0.70	0.99	—	0.99 (31)(32)
Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	0.03	0.25	0.01	0.74	1.03	—	1.03 (31)(32)
Variable Portfolio – Moderately Aggressive Portfolio (Class 4)	0.03	0.25	0.01	0.74	1.03	—	1.03 (31)(32)
Variable Portfolio – Moderately Conservative Portfolio (Class 2)	0.03	0.25	0.01	0.64	0.93	—	0.93 (31)(32)
Variable Portfolio – Moderately Conservative Portfolio (Class 4)	0.03	0.25	0.01	0.64	0.93	—	0.93 (31)(32)
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)	0.03	0.25	3.59	0.67	4.54	3.63	0.91 (34)
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)	0.02	0.25	3.12	0.65	4.04	3.00	1.04 (34)
Variable Portfolio – Partners Small Cap Value Fund (Class 3)	0.99	0.13	0.08	—	1.20	0.14	1.06 (35)
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3)***	0.83	0.13	0.08	—	1.04	0.06	0.98 (36)
Wanger International	0.92	—	0.19	—	1.11	—	1.11
Wanger USA	0.86	—	0.14	0.01	1.01	—	1.01
Wells Fargo VT Index Asset Allocation Fund – Class 2***	0.60	0.25	0.25	—	1.10	0.10	1.00 (37)
Wells Fargo VT International Equity Fund – Class 2***	0.80	0.25	0.15	—	1.20	0.26	0.94 (37)
Wells Fargo VT Opportunity Fund – Class 2***	0.70	0.25	0.14	—	1.09	0.09	1.00 (37)
Wells Fargo VT Small Cap Growth Fund – Class 2***	0.80	0.25	0.13	—	1.18	—	1.18
*	The Funds provided the information on their expenses and we have not independently verified the information.
**	Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).
***	The previous fund names can be found in “The Variable Account and the Funds” section of the prospectus.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    9

(1)	ALPS Advisors, Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including Distribution and/or Service (12b-1) Fees, Shareholder Service Fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.80% of Class III shares average daily net assets through April 29, 2017. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
(2)	Effective August 1, 2015, the advisor has agreed to waive 0.31 percentage points of the fund's management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.
(3)	Effective August 1, 2015, the advisor has agreed to waive 0.18 percentage points of the fund's management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.
(4)	BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets through April 30, 2017. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets through April 30, 2017. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund. In addition, the Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund.
(5)	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
(6)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.915%.
(7)	Other expenses are based on estimated amounts for the Fund’s current fiscal year.
(8)	Management fee rate has been restated to reflect current fees based on current asset levels.
(9)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.815%.
(10)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.575%.
(11)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.885%.
(12)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.025%.
(13)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.035%.
(14)	Credit Suisse Trust (the “Trust”) and Credit Suisse Asset Management, LLC (“Credit Suisse”) have entered into a written contract limiting operating expenses (excluding certain expenses as described below) to 1.05% of the portfolio’s average daily net assets at least through May 1, 2017. The Trust is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were paid by Credit Suisse and the reimbursements do not cause the portfolio to exceed the expense limitation in the contract at the time the fees were limited or expenses were paid. This contract may not be terminated before May 1, 2017.
(15)	Through April 30, 2017, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.59% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.12%). These agreements may only be terminated with the consent of the fund's Board.
(16)	The investment manager has contractually agreed in advance to reduce its fees as a result of the fund’s investment in a Franklin Templeton money market fund (the “acquired fund”) for at least the next 12 month period.
(17)	The Investment Adviser has agreed to (i) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.054% of the Fund’s average daily net assets and (ii) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.77% as an annual percentage rate of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 30, 2017, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
(18)	The Investment Adviser has agreed to (i) waive all of its Management Fees, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.204% of the Portfolio’s average daily net assets. Each arrangement will remain in effect through at least April 30, 2017, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

10    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

(19)	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) equal on an annualized basis to 0.004% of the Fund’s average daily net assets through at least April 30, 2017, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
(20)	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series II shares to 1.04% of the Fund’s average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are excluded in determining such obligation. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2017 and June 30, 2017, respectively. The fee waiver agreements cannot be terminated during their terms.
(21)	Invesco has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series II shares to 1.03% of the Fund’s average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2017. The fee waiver agreement cannot be terminated during its term.
(22)	Invesco has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. The fee waiver agreement cannot be terminated during its term.
(23)	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2017, to the extent Total Annual Portfolio Operating Expenses exceed 1.05% of the average daily net assets of the Portfolio’s Service Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors (the “Board”), and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
(24)	Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that ‘‘Total Annual Fund Operating Expenses” do not exceed 1.19% of the fund’s average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2017.
(25)	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.40%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
(26)	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15%. In addition, the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive 0.15% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
(27)	Neuberger Berman Investment Advisers LLC (“NBIA”) has undertaken through December 31, 2019 to waive fees and/or reimburse certain operating expenses, including the compensation of NBIA and excluding taxes, interest, extraordinary expenses, brokerage commissions, dividend and interest expenses related to short sales, acquired fund fees and expenses and transaction costs, that exceed, in the aggregate, 2.40% of the average daily net assets. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBIA within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.
(28)	After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in funds managed by the Manager or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.
(29)	PIMCO has contractually agreed, through May 1, 2017, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
(30)	The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% for Class S of the Fund's average daily net assets per year until May 1, 2017. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
(31)	Other expenses for Class 2 and Class 4 shares have been restated to reflect current transfer agency fees paid by the Fund. In addition, acquired fund fees and expenses are based on estimated amounts for the Fund's current fiscal year.
(32)	Management fees have been restated to reflect current management fee rates, which reflects a shareholder-approved fee change.
(33)	Management fees have been restated to reflect current management fee rates.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    11

(34)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.91% for Variable Portfolio – Multi-Manager Diversified Income Fund and 1.04% for Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund.
(35)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.055%.
(36)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.975%.
(37)	The Adviser has committed through April 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

12    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Policy Benefits and Risks
This summary describes the policy’s important benefits and risks. The sections in the prospectus following this summary discuss the policy’s benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the “Key Terms” section.
Policy Benefits
POLICY BENEFIT	WHAT IT MEANS	HOW IT WORKS
Death Benefit	We will pay a benefit to the beneficiary of the policy when both insureds have died. Before the youngest insured’s attained insurance age 100, your policy’s death benefit on the last surviving insured’s death can never be less than the specified amount unless you change that amount or your policy has outstanding indebtedness.	The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date. You may choose either of the following death benefit options:
Option 1 (level amount): If death is prior to the youngest insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
• the specified amount; or
• a percentage of the policy value.
Option 2 (variable amount): If death is prior to the youngest insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
• the policy value plus the specified amount; or
• a percentage of the policy value.
You may change the death benefit option or specified amount within certain limits, but doing so generally will affect policy charges. We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Internal Revenue Code of 1986, as amended (Code).
Under both Option 1 and Option 2, if death is on or after the youngest insured’s attained insurance age 100, the death benefit amount will be the greater of:
• the policy value on the death benefit valuation date; or
• the policy value at the youngest insured’s attained insurance age 100.

Minimum Initial Guarantee Period and Death Benefit Guarantee (DBG)	Your policy will not lapse (end without value) if the minimum initial premium period or the DBG option is in effect, even if the cash surrender value is less than the amount needed to pay the monthly deduction.	Minimum Initial Premium Period: A period of time during the early years of the policy when you may choose to pay the minimum initial premium as long as the policy value minus indebtedness equals or exceeds the monthly deduction.
Death Benefit Guarantee: The policy has the following DBG option which remains in effect if you meet certain premium requirements and indebtedness does not exceed the policy value minus surrender charges:
• Death Benefit Guarantee To Age 100 (DBG-100) guarantees the policy will not lapse before the youngest insured’s attained insurance age 100.

Flexible Premiums	You choose when to pay premiums and how much premium to pay.	When you apply for your policy, you state how much you intend to pay and whether you will pay quarterly, semiannually or annually. You may also make additional, unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the youngest insured’s attained insurance age 100. We may refuse premiums in order to comply with the Code. Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and the length of time your policy will remain in force as well as affect whether the DBG remains in effect.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    13

Policy Benefits (continued)
POLICY BENEFIT	WHAT IT MEANS	HOW IT WORKS
Policy Value Credits	You may receive a credit to your policy value beginning in the second policy year.	If you have met certain premium requirements, we currently credit the policy value on a pro rata basis with an amount equal on an annual basis to .15% of the policy value. We reserve the right to change the credit percentage. No minimum credit is guaranteed. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semi-annual or annual basis as we determine.

Right to Examine Your Policy (“Free Look”)	You may return your policy for any reason and receive a full refund of all premiums paid.	You may mail or deliver the policy to our service center or to your sales representative with a written request for cancellation by the 20th day after you receive it (60 days if this policy is replacing any existing insurance). On the date your request is postmarked or received, the policy will immediately be considered void from the start.
Under our current administrative practice, your request to cancel the policy under the “Free Look” provision will be honored if received at our service center within 30 days from the latest of the following dates:
• The date we mail the policy from our service center.
• The policy date (only if the policy is issued in force).
• The date your sales representative delivers the policy to you as evidenced by our policy delivery receipt, which you must sign and date.
We reserve the right to change or discontinue this administrative practice at any time.

Exchange Right	For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts.	Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. This exchange does not require our underwriting approval. We do not issue a new policy. State restrictions may apply.

Investment Choices	You may direct your net premiums or transfer your policy’s value to:
	• The Variable Account which consists of subaccounts, each of which invests in a fund with a particular investment objective; or	• Under the Variable Account your policy’s value may increase or decrease daily, depending on the investment return. No minimum amount is guaranteed.
	• The Fixed Account which is our general investment account.	• The Fixed Account earns interest rates that we adjust periodically. This rate will never be lower than 4%.

Surrenders	You may cancel the policy while it is in force and receive its cash surrender value or take a partial surrender out of your policy.	The cash surrender value is the policy value minus indebtedness minus any applicable surrender charges. Partial surrenders are available within certain limits for a fee.

Loans	You may borrow against your policy’s cash surrender value.	Your policy secures the loan.

14    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Policy Benefits (continued)
POLICY BENEFIT	WHAT IT MEANS	HOW IT WORKS
Transfers	You may transfer your policy’s value.	You may transfer policy value from one subaccount to another or between subaccounts and the fixed account. You can also arrange for automated transfers among the fixed account and subaccounts. Certain restrictions may apply.

Optional Insurance Benefits	You may add optional benefits to your policy at an additional cost, in the form of riders (if you meet certain requirements). The amounts of these benefits do not vary with investment experience of the variable account. Certain restrictions and conditions apply and are clearly described in the applicable rider.	Available riders you may add:
• Four-Year Term Insurance Rider (FYT): FYT provides a specified amount of term insurance. The FYT death benefit is paid if both insureds die during the first four policy years.
• Policy Split Option Rider (PSO): PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds, dissolution of a business owned or conducted by the insureds, dissolution of a business partnership between the insureds or certain changes in federal estate tax law. (See “Federal Taxes.”)

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    15

Policy Risks
POLICY RISK	WHAT IT MEANS	WHAT CAN HAPPEN
Investment Risk	You direct your net premiums or transfer your policy’s value to a subaccount that drops in value.	• You can lose cash values due to adverse investment experience. There is no minimum guaranteed cash value under the subaccounts of the variable account.
• Your death benefit under Option 2 may be lower due to adverse investment experience.
• Your policy could lapse due to adverse investment experience if neither the minimum initial premium period nor any of the DBG options are in effect and you do not pay the premiums needed to maintain coverage.

	You transfer your policy’s value between subaccounts.	• The value of the subaccount from which you transferred could increase.
• The value of the subaccount to which you transferred could decrease.

Risk of Limited Policy Values in Early Years	The policy is not suitable as a short-term investment.	• If you are unable to afford the premiums needed to keep the policy in force, your policy could lapse with no value.

	Your policy has little or no cash surrender value in the early policy years.	• Surrender charges apply to this policy for the first 15 policy years. Surrender charges can significantly reduce policy value. Poor investment performance can also significantly reduce policy values. During early policy years the cash surrender value may be less than the premiums you pay for the policy.

	Your ability to take partial surrenders is limited.	• You cannot take partial surrenders during the first policy year.

Lapse Risk	You do not pay the premiums needed to maintain coverage.	• We will not pay a death benefit if your policy lapses.
• Also, the lapse may have adverse tax consequences. (See “Tax Risk.”)

	Your policy may lapse due to surrender charges.	• Surrender charges affect the surrender value, which is a measure we use to determine whether your policy will enter a grace period (and possibly lapse, which may have adverse tax consequences, see “Tax Risk”). A partial surrender will reduce the policy value and the death benefit, and may terminate any of the DBG options. Additionally, for Option 1 policies, a partial surrender will reduce the specified amount.

	You take a loan against your policy.	• Taking a loan increases the risk of:
— policy lapse (which may have adverse tax consequences, see “Tax Risk”);
— a permanent reduction of policy value;
— reducing the death benefit.
• Taking a loan may also terminate the DBG.

	Your policy can lapse due to poor investment performance.	• Your policy could lapse due to adverse investment experience if neither the minimum initial premium period nor any of the DBG options are in effect and you do not pay the premiums needed to maintain coverage.
• The lapse may have adverse tax consequences (See “Tax Risk”).

16    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Policy Risks (continued)
POLICY RISK	WHAT IT MEANS	WHAT CAN HAPPEN
Exchange/Replacement Risk	You exchange or replace another policy to buy this one.	• You may pay surrender charges on the old policy
• The new policy has surrender charges, which may extend beyond those in the old policy.
• You may be subject to new incontestability and suicide periods on the new policy.
• You may be in a higher insurance risk rating category in the new policy which may increase the cost of the policy.
• If a partial surrender is taken prior to the exchange, you may have adverse tax consequences.
• Also, the exchange may have adverse tax consequences. (See “Tax Risk.”)

	You use cash values or dividends from another policy to buy this one, without fully surrendering the other policy.	• If you borrow from another policy to buy this one, the loan reduces the death benefit on the other policy. If you fail to repay the loan and accrued interest, you could lose the other coverage and you may be subject to income tax if the policy lapses or is surrendered with a loan against it. You may have adverse tax consequences. (See “Tax Risk.”)
• If you surrender cash value from another policy to buy this one, you could lose coverage on the other policy. Also, the surrender may be subject to income tax. You may have adverse tax consequences. (See “Tax Risk.”)

Tax Risk	A policy may be classified as a “modified endowment contract” (MEC) for federal income tax purposes when issued. If a policy is not a MEC when issued, certain changes you make to the policy may cause it to become a MEC.	• Any taxable earnings come out first on surrenders or loans from a MEC policy or an assignment or pledge of a MEC policy. Investment in the policy comes out second. Federal income tax on these earnings will apply. State and local income taxes may also apply. If you are under age 59½, a 10% penalty tax may also apply to these earnings.

	If you exchange or replace another policy to buy this one.	• If you replace the old policy and it is not part of an exchange under Section 1035 of the Code, there may be adverse tax consequences if the total policy value (before reductions for outstanding loans, if any) exceeds your investment in the old policy.
• If you replace the old policy as part of an exchange under Section 1035 of the Code and there is a loan on the old policy, there may be adverse tax consequences if the total policy value (before reductions for the outstanding loan) exceeds your investment in the old policy.
• The new policy may be or may become a MEC even if the old policy was not a MEC. See discussion under “Modified Endowment Contracts”.
• The exchange may require a portion of the cash value of the old policy to be distributed in order to qualify the new policy as a life insurance policy for federal tax purposes.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    17

Policy Risks (continued)
POLICY RISK	WHAT IT MEANS	WHAT CAN HAPPEN
Tax Risk (continued)	If your policy lapses or is fully surrendered with an outstanding policy loan, you may experience a significant tax cost.	You will be taxed on any earnings in the policy. Generally, a contract has earnings to the extent the cash value plus any outstanding loans exceeds the investment in the contract.
• For non-MEC policies, it could be the case that a policy with a relatively small existing cash value could have significant as yet untaxed earnings that will be taxed upon lapse or surrender of the policy.
• For MEC policies, earnings are the remaining earnings (any earnings that have not been previously taxed) in the policy, which could be a significant amount depending on the policy.

	You may buy this policy to provide assets that will be available to support your promise to pay benefits under a nonqualified tax-deferred retirement plan.	• Like other general business assets, the policy is subject to the general creditors of the company and may be used to pay any expenses of the company. Thus, the policy might not be available to support a business’ obligation to make payments under a nonqualified deferred compensation plan. Please consult with your tax advisor regarding potential Code Section 409A implications.

	You may buy this policy to fund a qualified tax-deferred retirement plan.	• The policy will not provide any necessary or additional tax deferral if it is used to fund a qualified tax-deferred retirement plan. See discussion under “Qualified Tax-deferred retirement plans” for additional tax considerations.

	The investments in the subaccount are not adequately diversified.	• If a policy fails to qualify as a life insurance policy because it is not adequately diversified, the policyholder must include in gross income the “income on the contract” (as defined in Section 7702(g) of the Code).

Congress may change how a life insurance policy is taxed at any time. The interpretation of current tax law is subject to change by the Internal Revenue Service (IRS) or the courts at any time.	• You could lose any or all of the specific federal income tax attributes and benefits of a life insurance policy including tax-deferred accrual of cash values and income tax free death benefits.
• For non-MEC policies you could lose your ability to take non-taxable distributions or loans from the policy.
• Typically, changes of this type are prospective only, but some or all of the attributes could be affected.

	The IRS may determine that you are the owner of the fund shares held by our Variable Account.	• You may be taxed on the income of each subaccount to the extent of your interest in the subaccount.

Variable life insurance is a complex vehicle that is subject to market risk, including the potential loss of principal invested. Before you invest, be sure to ask your sales representative about the policy’s features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

18    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Fund Risks
A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund’s prospectus. Please refer to the prospectuses for the funds for more information. The investment advisers cannot guarantee that the funds will meet their investment objectives.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    19

Loads, Fees and Charges
Policy charges primarily compensate us for:
•	providing the insurance benefits of the policy;
•	issuing the policy;
•	administering the policy;
•	assuming certain risks in connection with the policy; and
•	distributing the policy.
We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses. We may profit from one or more of the charges we collect under the policy. We may use these profits for any corporate purpose.
Premium Expense Charge
We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 3.5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with administering and distributing the policy, including agents’ commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under “Surrender Charge” below, also may partially compensate us for these expenses.) The premium expense charge also may compensate us for paying taxes imposed by the State of New York on premiums received by insurance companies.
Monthly Deduction
On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:
1. the cost of insurance for the policy month;
2. the policy fee shown in your policy;
3. the administrative charge shown in your policy; and
4. charges for any optional insurance benefits provided by rider for the policy month.
We explain each of the four components below.
You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.
We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:
•	you do not specify the accounts from which the monthly deduction is to be taken; or
•	the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.
If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-100 or the minimum initial premium period is in effect. (See “Death Benefit Guarantee to Age 100,” “Minimum Initial Premium Period;” also “Grace Period,” “Reinstatement.”)
Components of the monthly deduction:
1.	Cost of insurance: the cost providing the death benefit under your policy.
The cost of insurance for a policy month is calculated as: [a x (b – c)]
where:
“a”	is the monthly cost of insurance rate based on each insured’s insurance age, duration of coverage, sex, (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases.
We set the rates based on our expectations of mortality, future investment earnings, persistency and expenses. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the guaranteed annual maximum cost of insurance rates shown in

20    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

your policy. For 2001 CSO Policies, the rates are based on the 2001 Commissioners Standard Ordinary (CSO) Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday. For all other policies, the rates are based on the 1980 CSO Smoker and Nonsmoker Mortality Tables, Age Last Birthday.
“b”	is the death benefit on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).
“c”	is the policy value on the monthly date. At this point, the policy value has been reduced by the policy fee, the administrative charge and any charges for optional riders.
2.	Policy fee: $20 per month for the first ten policy years. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $20 per month in the first ten policy years and $7.50 per month thereafter.
3.	Administrative charge: The monthly charge varies depending on the youngest insured’s insurance age. For insurance ages 15-39, the rate is $0.04 per $1,000 of the policy’s initial specified amount, for insurance ages 40-59, the rate is $0.05 and for insurance ages 60 and over, the rate is $0.06. This charge reimburses us for expenses associated with issuing the policy and partially compensates us for expenses associated with distribution and administration of the policy. We reserve the right to change the charge in the future, but guarantee that it will never exceed $0.07 per $1,000 of the policy’s initial specified amount for the first ten years and $.02 per $1,000 of the policy’s initial specified amount thereafter.
4.	Optional insurance benefit charges: charges for any optional benefits added to the policy by rider. (See “Fee Tables — Charges Other than Fund Operating Expenses.”)
Surrender Charge
If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge.
The surrender charge reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.
The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insureds’ insurance ages, risk classifications and initial specified amount. The maximum surrender charge will remain level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.
The following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55 qualifying for standard nonsmoker rates. We assume the specified amount to be $1,500,000.
Lapse or surrender at beginning of year	Maximum surrender charge
1	$28,042.27
2	28,042.27
3	28,042.27
4	28,042.27
5	28,042.27
6	27,808.48
7	25,004.24
8	22,200.13
9	19,395.89
10	16,591.65
11	13,787.44
12	10,983.17
13	8,178.92
14	5,374.68
15	2,570.44
16	0.00
The maximum surrender charge is the number of thousands of dollars of initial specified amount multiplied by a rate based on the youngest insured’s issue age multiplied by a rate based on the oldest insured’s issue age. Both rates are based on risk classifications of the insureds (i.e., standard or nonsmoker). In the example above, the initial specified

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    21

amount is $1,500,000 and the insureds are male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55 qualifying for standard nonsmoker rates; the youngest insured’s rate is $21.0979 and the oldest insured’s rate is $0.8861. The maximum surrender charge is $1,500 multiplied by $21.0979 multiplied by $0.8861,which equals $28,042.27.
For 2001 CSO policies, the following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nontobacco rates and female, insurance age 55, qualifying for standard nontobacco rates. We assume the specified amount to be $1,200,000.
Lapse or surrender at beginning of year	Maximum surrender charge
1	$20,602.49
2	20,602.49
3	20,602.49
4	20,602.49
5	20,602.49
6	20,430.61
7	18,370.07
8	16,309.53
9	14,249.96
10	12,189.42
11	10,128.88
12	8,068.34
13	6,008.77
14	3,948.23
15	1,887.69
16	0.00
From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.
Partial Surrender Charge
If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.
Mortality and Expense Risk Charge
This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts for the first ten policy years and .45% thereafter. We reserve the right to charge up to .90% for all policy years. Computed daily, the charge compensates us for:
•	Mortality risk — the risk that the cost of insurance charge will be insufficient to meet actual claims.
•	Expense risk — the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.
Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.
Transfer Charge
We reserve the right to assess a fee for each transfer in excess of five transfers per policy year made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.
Annual Operating Expenses of the Funds
Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund’s prospectus.

22    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Effect of Loads, Fees and Charges
Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:
•	cost of insurance charges;
•	administrative charges;
•	surrender charges;
•	cost of optional insurance benefits;
•	policy fees;
•	mortality and expense risk charges; and
•	annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.
In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.
Other Information on Charges
We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.
RiverSource Life of NY
We are a stock life insurance company organized in 1972 under the laws of the State of New York and are located at 20 Madison Avenue Extension, Albany, NY 12203. Our service address is: RiverSource Life Insurance Co. of New York, 70500 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business in the State of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.
The Variable Account and the Funds
The variable account: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.
The funds: The policy currently offers subaccounts investing in shares of the funds listed in the table below.
•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.
•	Fund name and management: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund name and management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the fund providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    23

•	Funds available under the policy: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is a substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation that a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.
•	Money market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your policy could result in negative net performance.
•	Risks and conflicts of interest with certain funds advised by Columbia Management: We are an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management Investment Advisers, LLC (Columbia Management). Columbia Management acts as investment adviser to several fund of funds, including managed volatility funds. As such, it retains full discretion over the investment activities and investment decisions of the funds. These funds invest in other registered mutual funds. In providing investment advisory services for the funds and the underlying funds in which those funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund.
•	Volatility and volatility management risk with the managed volatility funds: These funds invest in other registered mutual funds. In addition, managed volatility funds employ a strategy designed to reduce overall volatility and downside risk. These types of funds are available under the policies and one or more of these funds may be offered in other variable annuity and variable life insurance products offered by us. These funds may also be used in conjunction with guaranteed living benefit riders we offer with various annuity contracts.
Conflicts may arise because the manner in which these funds and their strategies are executed by Columbia Management are expected to benefit us by reducing our financial risk and expense in offering guaranteed living benefit riders. Managed volatility funds employ a strategy to reduce overall volatility and downside risk when markets are declining and market volatility is high. A successful strategy may result in less gain in your policy value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. Although an investment in the managed volatility funds may mitigate declines in your policy value due to declining equity markets, the funds’ investment strategies may also curb or decrease your policy value during periods of positive performance by the equity markets. There is no guarantee that any of the funds’ strategies will be successful. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
While Columbia Management is the investment adviser to the managed volatility funds, it provides no investment advice to you as whether an allocation to the funds is appropriate for you. You must decide whether an investment in these funds is right for you. Additional information on the funds, including risks and conflicts of interest, is included in their respective prospectuses. Columbia Management advised fund of funds and managed volatility funds and their investment objectives are listed in the table below.
•	Revenue we receive from the funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds
When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.
Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.
A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.

24    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Payments the Funds May Make to Us
We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the fund. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.
We or our affiliates may receive payments from the 12b-1 fees, transfer fees or investment management fees of the funds. These fees are deducted from the assets of the funds. The amount, type, and manner in which the revenue from these sources is computed vary by fund. This revenue and the amount by which it can vary may create conflicts of interest.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contracts would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer funds managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management) and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, our affiliated funds comprise the greatest amount and percentage of revenue we derive from payments made by the funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue.
Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including, but not limited to expense payments and non-cash compensation for various purposes including:
•	Compensating, training and educating sales representatives who sell the policies.
•	Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.
•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.
•	Providing sub-transfer agency and shareholder servicing to policy owners.
•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the policies.
•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
•	Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
•	Subaccounting, transaction processing, recordkeeping and administration.
•	Sources of revenue received from affiliated funds: The sources of revenue we receive from these affiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•
Assets of the fund’s adviser, subadviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “Distribution and/or Service 12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    25

•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, subadviser, transfer agent or an affiliate of these and assets of the fund’s distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.
You can direct your net premiums and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:
Investing In	Investment Objective and Policies	Investment Adviser
AB VPS Dynamic Asset Allocation Portfolio (Class B)	Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Growth and Income Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS International Value Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.
ALPS | Alerian Energy Infrastructure Portfolio: Class III	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index.	ALPS Advisors, Inc.
American Century VP International, Class II	Seeks capital growth.	American Century Investment Management, Inc.
American Century VP Value, Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return.	BlackRock Advisors, LLC
Calvert VP SRI Balanced Portfolio - Class I	Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert Investment Management, Inc.
Columbia Variable Portfolio - Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Disciplined Core Fund (Class 3) (previously Columbia Variable Portfolio - Large Core Quantitative Fund (Class 3))	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Dividend Opportunity Fund (Class 3)	Seeks high a level of current income and, as a secondary objective, steady growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Emerging Markets Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

26    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Global Bond Fund (Class 3)	Non-diversified fund that seeks high total return through income and growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Government Money Market Fund (Class 3) (previously Columbia Variable Portfolio - Cash Management Fund (Class 3))	Seeks maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - High Yield Bond Fund (Class 3)	Seeks high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Income Opportunities Fund (Class 3)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Intermediate Bond Fund (Class 3)	Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Growth Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Index Fund (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)	Seeks level of current income consistent with preservation of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Conservative Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Growth Fund (Class 3)	Seeks growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Value Fund (Class 3)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    27

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Select International Equity Fund (Class 3)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., subadviser.
Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 3)	Seeks current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC
Credit Suisse Trust - Commodity Return Strategy Portfolio	The portfolio is designed to achieve positive total return relative to the performance of the Bloomberg Commodity Index Total Return ("BCOM Index").	Credit Suisse Asset Management, LLC
Deutsche Alternative Asset Allocation VIP, Class B	Seeks capital appreciation.	Deutsche Investment Management Americas Inc., adviser; RREEF America L.L.C., subadvisor.
Eaton Vance VT Floating-Rate Income Fund	Seeks high level of current income.	Eaton Vance Management
Fidelity ® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value FMR believes is not fully recognized by the public. Invests in either "growth" stocks or "value" stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Growth & Income Portfolio Service Class 2	Seeks high total return through a combination of current income and capital appreciation. Normally invests a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Invests in domestic and foreign issuers. The Fund invests in either "growth" stocks or "value" stocks or both.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either "growth" or "value" common stocks or both.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Overseas Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks allocating investments across different countries and regions. Normally invests at least 80% of assets in non-U.S. securities.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

28    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
FTVIPT Franklin Global Real Estate VIP Fund - Class 2	Seeks high total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.	Franklin Templeton Institutional, LLC
FTVIPT Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc. adviser; Templeton Investment Counsel, LLC, subadviser.
FTVIPT Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
FTVIPT Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC
FTVIPT Templeton Global Bond VIP Fund - Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.
Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Invesco V.I. American Franchise Fund, Series II Shares	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock Fund, Series II Shares	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Diversified Dividend Fund, Series I Shares	Seeks to provide reasonable current income and long-term growth of income and capital.	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund, Series II Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund, Series I Shares	Seeks capital growth.	Invesco Advisers, Inc.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    29

Investing In	Investment Objective and Policies	Investment Adviser
Invesco V.I. Technology Fund, Series I Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy	Seeks to provide total return.	Waddell & Reed Investment Management Company
Janus Aspen Series Global Technology Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Series Janus Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Series Overseas Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Lazard Retirement Global Dynamic Multi Asset Portfolio - Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC
MFS ® Massachusetts Investors Growth Stock Portfolio - Service Class	Seeks capital appreciation.	MFS ® Investment Management
MFS ® New Discovery Series - Service Class	Seeks capital appreciation.	MFS ® Investment Management
MFS ® Utilities Series - Service Class	Seeks total return.	MFS ® Investment Management
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares	Seeks to provide current income and capital appreciation.	Morgan Stanley Investment Management Inc., adviser; Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, subadvisers.
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)	Seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.	Neuberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA, Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Global Strategic Income Fund/VA, Service Shares	Seeks total return.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
PIMCO VIT All Asset Portfolio, Advisor Class	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)
PIMCO VIT Total Return Portfolio, Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

30    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
Putnam VT Global Health Care Fund - Class IB Shares	Seeks capital appreciation.	Putnam Investment Management, LLC, advisor; The Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited, sub-manager
Putnam VT International Equity Fund - Class IB Shares	Seeks capital appreciation.	Putnam Investment Management, LLC, advisor; The Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited, sub-manager
Putnam VT Multi-Cap Growth Fund - Class IB Shares	Seeks long-term capital appreciation.	Putnam Investment Management, LLC, advisor; Putnam Investments Limited, sub-manager
VanEck VIP Global Gold Fund (Class S Shares)	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation
Variable Portfolio - Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Aggressive Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - BlackRock Global Inflation-Protected Securities Fund (Class 3)	Seeks total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.
Variable Portfolio - Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Conservative Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - MFS® Blended Research® Core Equity Fund (Class 3) (previously Variable Portfolio - Sit Dividend Growth Fund (Class 3))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Sit Investment Associates, Inc., subadviser.
Variable Portfolio - Moderate Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderate Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Aggressive Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Columbia Management Investment Advisers, LLC

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    31

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Moderately Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Conservative Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Multi-Manager Diversified Income Fund (Class2)	Seeks a high level of current income, with capital preservation as a secondary objective.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Multi-Manager Interest Rate Adaptive Fund (Class 2)	Seeks total return while adapting to interest rate, credit and inflation environments.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Partners Small Cap Value Fund (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Barrow, Hanley, Mewhinney & Strauss, LLC, Denver Investment Advisors LLC, Donald Smith & Co., Inc., River Road Asset Management, LLC, Segall Bryant & Hamill, LLC and Snow Capital Management L.P., subadvisers.
Variable Portfolio - Victory Sycamore Established Value Fund (Class 3) (previously Variable Portfolio - Victory Established Value Fund (Class 3))	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.
Wanger International	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC
Wanger USA	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC
Wells Fargo VT Index Asset Allocation Fund - Class 2 (previously Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2)	Seeks long-term total return, consisting of capital appreciation and current income.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.
Wells Fargo VT International Equity Fund - Class 2 (previously Wells Fargo Advantage VT International Equity Fund - Class 2)	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.
Wells Fargo VT Opportunity Fund - Class 2 (previously Wells Fargo Advantage VT Opportunity Fund - Class 2)	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.
Wells Fargo VT Small Cap Growth Fund - Class 2 (previously Wells Fargo Advantage VT Small Cap Growth Fund - Class 2)	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

32    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Please refer to the prospectuses for the funds for more information. These prospectuses are available by contacting us at the address or telephone number in the section entitled “Two Ways to Request a Transfer, Loan or Surrender”.
Relationship Between Funds and Subaccounts
Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.
Substitution of Investments
We may substitute the funds in which the subaccounts invest if:
•	laws or regulations change;
•	the existing funds become unavailable; or
•	in our judgment, the funds no longer are suitable (or are no longer the most suitable) for the subaccounts.
If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.
We may also:
•	add new subaccounts;
•	combine any two or more subaccounts;
•	transfer assets to and from the subaccounts or the variable account; and
•	eliminate or close any subaccounts.
We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we will reallocate amounts remaining in the fund being eliminated or closed to a different subaccount. We will notify you in advance of any such reallocation. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. A reallocation and subsequent transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. (See “Transfers Between the Fixed Account and Subaccounts.”)
In the event of any such substitution or change, we may amend the policy and take whatever action is necessary and appropriate without your consent or approval. We will not make any substitution or change without receiving the required prior approval of the SEC or state insurance departments.
Voting Rights
As a policy owner with investments in the subaccounts, you may vote on important fund matters.  We calculate votes separately for each subaccount.  We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which you are entitled.
We are the legal owner of all fund shares and therefore hold all voting rights.  However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from policy owners.  We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions.  As a result of this proportional voting, in cases when a small number of policy owners vote, their votes will have a greater impact and may even control the outcome.
The Fixed Account
You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in “Transfers Between the Fixed Account and Subaccounts”). Amounts allocated to the fixed account become part of our general account. The general account includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested. The assets held in our general account support the guarantees under your policy, including the death benefits. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance policies and financial products as well, and we also pay our

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    33

obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Placing policy value in the fixed account does not entitle you to share in the fixed account’s investment experience, nor does it expose you to the account’s investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on reasonable assumptions as to investment income, mortality, persistency and expenses.  We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.
Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Purchasing Your Policy
Application
Your sales representative will help you complete an application and send it along with your initial premium payment to our service center. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:
•	select a specified amount of insurance;
•	select a death benefit option;
•	designate a beneficiary; and
•	state how premiums are to be allocated among the fixed account and/or the subaccounts.
Insurability: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.
Age limit: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.
Risk classification: The risk classification is based on the insured’s health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See “Loads, Fees and Charges.”)
Other conditions: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.
Incontestability: We will have two years from the effective date of your policy or from reinstatement of your policy (see “Keeping the Policy in Force — Reinstatement”) to contest the truth of statements or representations in your application. After the policy has been in force during the insured’s lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.
Householding and Delivery of Certain Documents
With your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper copy of certain documents to that household. This householding of documents may include prospectuses, supplements, annual reports, semiannual reports and proxies. Your authorization remains in effect unless we are notified otherwise. If you wish to continue receiving multiple copies of these documents, you can opt out of householding by calling us at 1.866.273.7429. Multiple mailings will resume within 30 days after we receive your opt out request.

34    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Premiums
Payment of premiums: In applying for your policy, you decide how much you intend to pay and how often you will make payments. During the early policy years until the policy value is sufficient to cover the surrender charge, we require that you pay the minimum initial premiums.
You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.
The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-100 or the minimum initial premium period in effect.
You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.
Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-100 or the minimum initial premium period remain in effect.
Premium limitations: You may make unscheduled premium payments at any time and in an amount of at least $50. We reserve the right to limit the number and amount of unscheduled premium payments. No premium payments, scheduled or unscheduled, are allowed on or after the youngest insured’s attained insurance age 100.
Allocation of premiums: Until the policy date, we hold premiums, if any, in the fixed account, and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.
We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under “Policy Value.” Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.
Additional premiums: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our service center before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our service center at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.
Limitations on Use of the Policy
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner’s access to policy values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.
Policy Value
The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:
Fixed Account
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:
•	the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus
•	interest credited; minus
•	the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus
•	any portion of the monthly deduction for the coming month that is allocated to the fixed account.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    35

Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.
Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:
Number of units: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.
Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.
We determine the net investment factor by:
•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then
•	dividing that sum by the previous adjusted net asset value per share; and
•	subtracting the percentage factor representing the mortality and expense risk fee from the result.
Factors that affect subaccount accumulation units: Accumulation units may change in two ways — in number and in value. Here are the factors that influence those changes:
The number of accumulation units you own may fluctuate due to:
•	additional net premiums allocated to the subaccounts;
•	transfers into or out of the subaccounts;
•	partial surrenders and partial surrender fees;
•	surrender charges; and/or
•	monthly deductions.
Accumulation unit values will fluctuate due to:
•	changes in underlying fund net asset value;
•	fund dividends distributed to the subaccounts;
•	fund capital gains or losses;
•	fund operating expenses; and
•	mortality and expense risk charges.
When valuations occur: We calculate all policy values allocated to subaccounts and all transactions in good order under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.
Transactions include:
•	premium payments;
•	loan requests and repayments;
•	surrender requests; and
•	transfers.
We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our service center before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request in good order. On the other hand, if we receive your transaction request in good order at our service center at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

36    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Policy Value Credits
If you have met certain premium requirements, we may periodically apply a credit to your policy value as early as policy year two while the policy is in force.
The policy value credit will be applied, as long as:
•	the sum of premiums paid; minus
•	partial surrenders; minus
•	outstanding indebtedness; equals or exceeds
•	$500,000
Currently, the policy value credit percent is 0.15%. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semiannual or annual basis as well as lower the policy value credit percentage down to 0% at any time.
The policy value credit amount shall be applied to the policy value on a pro rata basis. We pay these credit amounts out of revenues from charges for policies that have premiums paid in of $500,000 or more.
Keeping the Policy in Force
Minimum Initial Premium Period
To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness, equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under “Policy Data,” if:
1.	on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and
2.	the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under “Policy Data,” times the number of months since the policy date, including the current month.
The minimum initial period is five years.
Death Benefit Guarantees
A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. The policy has the following DBG option:
Death Benefit Guarantee to Age 100
If you wish to have a guarantee that the policy will remain in force until the youngest insured’s attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums. The DBG-100 provides that your policy will remain in force until the youngest insured’s attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:
•	the sum of premiums paid; minus
•	partial surrenders; minus
•	outstanding indebtedness; equals or exceeds
•	the DBG-100 premiums due since the policy date.
The DBG-100 premium is shown in the policy.
If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If the DBG-100 is not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.
Grace Period
If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither the DBG-100 nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    37

We will then mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add any remaining balance to the policy value and allocate it in the same manner as other premium payments.
If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See “Federal Taxes.”) If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.
Reinstatement
Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:
•	a written request;
•	evidence satisfactory to us that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;
•	payment of a premium that will keep the policy in force for at least three months;
•	payment of the monthly deductions that were not collected during the grace period; and
•	payment or reinstatement of any indebtedness.
The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. Surrender charges will also be reinstated.
We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.
Exchange Right
During the first two years after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.
A transfer for this purpose will not be charged a fee if we elect to charge a fee for more than twelve transfers by mail or telephone per year. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.
A transfer for this purpose has no effect on the policy’s death benefit, specified amount, net amount at risk, risk classifications or issue age. Only the method of funding the policy value will be affected.
Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.
Proceeds Payable upon Death
We will pay a benefit to the beneficiary of the policy when the last surviving insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.
Option 1 (level amount): Under the Option 1 death benefit, if death is prior to the youngest insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
•	the specified amount; or
•	the applicable percentage of the policy value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.
Option 2 (variable amount): Under the Option 2 death benefit, if death is prior to the youngest insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
•	the policy value plus the specified amount; or
•	the applicable percentage of policy value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

38    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Example	Option 1	Option 2
Specified amount	$1,000,000	$1,000,000
Policy value	$ 50,000	$ 50,000
Death benefit	$1,000,000	$1,050,000
Policy value increases to	$ 80,000	$ 80,000
Death benefit	$1,000,000	$1,080,000
Policy value decreases to	$ 30,000	$ 30,000
Death benefit	$1,000,000	$1,030,000
If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option 1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.
Under both Option 1 and Option 2, if death is on or after the youngest insured’s attained insurance age 100, the death benefit amount will be the greater of:
•	the policy value on the death benefit valuation date; or
•	the policy value at the youngest insured’s attained insurance age 100.
How We Handle Policies Under Unclaimed Property Laws
Every state has unclaimed property laws which generally declare insurance policies to be abandoned after a period of inactivity of three to five years from the policy’s maturity date (actual or deemed by statute) or the date the death benefit is due and payable. Your policy’s deemed maturity date is the date the youngest insured’s attained insurance age equals 100. If we determine that the death benefit has become payable, we will do a thorough search to locate all beneficiaries. If we are unable to locate a beneficiary, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. Generally, this surrender of property to the state is commonly referred to as “escheatment”. There is also a presumption of abandonment that requires escheatment when a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner. If your beneficiary steps forward to claim escheated policy proceeds (with the proper documentation), the state is obligated to pay any such proceeds it is holding. To prevent escheatment, it is important that you keep your beneficiary designations up to date, including complete names, current addresses and phone numbers as well as taxpayer identification numbers. Updates to your beneficiary designations should be sent to our Service Center.
Change in Death Benefit Option
You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.
If you change from Option 1 to Option 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in the policy.
If you change from Option 2 to Option 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.
An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:
•	Monthly deduction (because the cost of insurance charges depends upon the specified amount).
•	Minimum monthly premium.
•	Charges for certain optional insurance benefits.
The surrender charge will not be affected.
Changes in Specified Amount
Subject to certain limitations, you may make a written request to decrease the specified amount at any time.
Increases: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.

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Decreases: After the first policy year, you may decrease your specified amount. Any decrease in specified amount will take effect on the monthly date on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy.
•	In policy years 2-5, the specified amount remaining after the decrease may not be less than 80% for 2001 CSO Policies (50% for all other policies) of the initial specified amount.
•	In policy years 6 -10, the specified amount remaining after the decrease may not be less than 60% for 2001 CSO Policies (50% for all other policies) of the initial specified amount.
•	In policy years 11-15, the specified amount remaining after the decrease may not be less than 40% of the initial specified amount.
•	In policy years 16+, the specified amount remaining after the decrease must be at least $1,000.
•	The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.
If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.
A decrease in specified amount will affect your costs as follows:
•	Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.
•	Charges for certain optional insurance benefits may decrease.
•	The surrender charge will not change.
No surrender charge is imposed when you request a decrease in the specified amount.
Misstatement of Age or Sex
If an insured’s age or sex has been misstated, the proceeds payable upon the last surviving insured’s death will be:
•	the policy value on the date of death; plus
•	the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus
•	the amount of any outstanding indebtedness on the date of death.
Suicide
If either of the insureds dies by suicide within two years from the policy date, the only amount payable by us will be the premium paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide. We will pay any amount payable to you, if living, otherwise to your estate.
You may purchase a new life insurance policy from us on the life of the last surviving insured. You must request, in writing, the new policy no later than 60 days after the date of the first death by suicide. If you are not living, the request and purchase may be made by the surviving insured. The new policy must be an individual permanent plan of insurance we are then issuing. The initial death benefit of the new policy cannot exceed one half of the death benefit of this policy.
Beneficiary
Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.
Transfers Between the Fixed Account and Subaccounts
You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our service center in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our service center in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.

40    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Restrictions on Transfers
Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a policy if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the policy. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the policy, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:
•	diluting the value of an investment in an underlying fund in which a subaccount invests;
•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and
•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.
Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying fund from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of policy value among the subaccounts of the variable account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging or an asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a policy owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:
•	requiring transfer requests to be submitted only by first-class U.S. mail;
•	not accepting hand-delivered transfer requests or requests made by overnight mail;
•	not accepting telephone or electronic transfer requests;
•	requiring a minimum time period between each transfer;
•	not accepting transfer requests of an agent acting under power of attorney;
•	limiting the dollar amount that you may transfer at any one time;
•	suspending the transfer privilege; or
•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.
Subject to applicable state law and the terms of each policy, we will apply the transfer policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.
We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.

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In addition to the market timing policy described above, which applies to transfers among the subaccounts within your policy, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your policy and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include, but not be limited to, providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your policy transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of policy value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the policy in several ways, including but not limited to:
•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.
•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.
•	Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.
•	Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, and the risks that market timing pose to that fund and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.
Fixed Account Transfer Policies
•	You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.
•	If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.
•	If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.
•	We will not accept requests for transfers from the fixed account at any other time.
•	If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy’s right to exchange provision. (See “Exchange Right.”)
Minimum Transfer Amounts
From a subaccount to another subaccount or the fixed account:
•	For mail and telephone transfers — $250 or the entire subaccount balance, whichever is less.
•	For automated transfers — $50.
From the fixed account to a subaccount:
•	For mail and telephone transfers — $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.
•	For automated transfers — $50.

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Maximum Transfer Amounts
From a subaccount to another subaccount or the fixed account:
•	None.
From the fixed account to a subaccount:
•	Entire fixed account balance minus any outstanding indebtedness.
Maximum Number of Transfers Per Year
You may make transfers by mail or telephone. However, we reserve the right to charge a fee for more than 12 transfers by mail or telephone per policy year. In addition to transfers by mail or telephone, you may make automated transfers subject to the restrictions described below.
Automated Transfers
In addition to written and telephone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.
Automated transfer policies
•	Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.
•	You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.
•	You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.
•	If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.
•	If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.
•	If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.
•	The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.
•	If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.
•	Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (Exception: The maximum number of transfers per year provision does not apply to automated transfers.)
•	You may make automated transfers by choosing a schedule we provide.

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Automated Dollar-Cost Averaging
You can use automated transfers to take advantage of dollar-cost averaging — investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit.
How dollar-cost averaging works
By investing an equal number of dollars each month…		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$ 100	$ 20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low…		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		June	100	18	5.56
		July	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.
You may make dollar-cost averaging transfers by choosing a schedule we provide.
Asset Rebalancing
Subject to availability, you can ask us in writing to reallocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the maximum number of transfers provisions above.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.
Policy Loans
You may borrow against your policy by written or telephone request. (See “Two Ways to Request a Transfer, Loan or Surrender” for the address and telephone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request in good order at our service center (for exceptions — see “Deferral of Payments,” under “Payment of Policy Proceeds”). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

44    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Minimum Loan Amounts
Generally, the minimum you can borrow from your policy is $500. Please see your policy for further details.
Maximum Loan Amounts
•	90% of the policy value minus surrender charges.
•	For phone requests, the maximum loan amount is $100,000.
The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.
Allocation of Loans to Accounts
Unless you specify otherwise, we will make the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.
Repayments
We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.
Overdue Interest
If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take that interest from the fixed account and the subaccounts with value on a pro-rata basis. If the value in the fixed account or any subaccount is not enough to pay the interest allocated, we will take all of the interest from all of the accounts in proportion to their value, minus indebtedness.
Effect of Policy Loans
A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG-100 or the minimum initial premium period to terminate.
A loan may impact payment of the policy value credit.
Policy Surrenders
You may take a full or a partial surrender by written request. We may, but are not required to, accept a full or partial surrender request from you by phone. (See “Two Ways to Request a Transfer, Loan or Surrender” for address and telephone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our service center in good order before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our service center in good order at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions — see “Deferral of Payments” under “Payment of Policy Loans, Surrenders and Death Benefit Proceeds”). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request an electronic fund transfer to your bank. For instructions, please contact your sales representative.
Total Surrenders
If you surrender your policy, you receive its cash surrender value, which is the policy value minus outstanding indebtedness and applicable surrender charges. (See “Loads, Fees and Charges.”)

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Partial Surrenders
After the first policy year, you may take any amount from $500 up to 90% of the policy’s cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, as described under “Loads, Fees and Charges.” Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.
Effects of partial surrenders
•	A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See “Fee Tables” and “Loads, Fees and Charges.”)
•	A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.
•	A partial surrender may terminate the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-100 or the minimum initial premium period in effect.
•	If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.
Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See “Decreases,” under “Proceeds Payable upon Death.”)
•	If Option 2 is in effect, a partial surrender does not affect the specified amount.
Two Ways to Request a Transfer, Loan or Surrender
You can request a transfer, loan or surrender by mail or by phone. You will be required to provide your name, policy number, Social Security Number or Taxpayer Identification Number when you request a transfer, loan or partial surrender. Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory income tax withholding on the taxable portion of the distribution.
1 1 By mail
To request a transfer, loan or surrender by mail, please call us at the number below or contact your Financial Advisor to obtain the required request form. Mail the completed request form to:
RiverSource Life Insurance Co. of New York
70500 Ameriprise Financial Center
Minneapolis, MN 55474
2 2 By phone
1-800-541-2251
•	We answer telephone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
•	We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.
•	We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.
DELIVERY OPTIONS FOR LOAN OR SURRENDER PROCEEDS
1 1 By regular or express mail
•	payable to you;
•	mailed to your address of record.

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NOTE: We will charge you a fee if you request express mail delivery. (See “Fees for Express Mail and Electronic Fund Transfers of Loan or Surrender Proceeds”.)
2 2 By wire or other form of electronic payment
•	request that payment be wired to your bank account;
•	pre-authorization required.
NOTE: We will charge you a fee if you request electronic fund transfer. (See “Fees for Express Mail and Electronic Fund Transfers of Loan or Surrender Proceeds”.)
We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the policy owner or to an address other than the address of record. These requirements will be designed to ensure policy owner instructions are genuine and to prevent fraud.
Cybersecurity and Systems Integrity
Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•	the corruption or destruction of data;
•	theft, misuse or dissemination of data to the public, including your information we hold; and
•	denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your policy, your privacy, your ability to conduct transactions on your policy, or your ability to receive timely service from us. There can be no assurance that we, the underlying funds in your policy, or our other business partners will avoid losses affecting your policy due to any successful cyber-attacks or information security breaches.
Payment of Policy Loans, Surrenders and Death Benefit Proceeds
•	We will pay proceeds when:
•	you surrender the policy; or
•	the last surviving insured dies; or
•	the youngest insured attains insurance age 100.
We pay death benefit proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year on death proceeds, from the date of the last surviving insured’s death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).
Payment Options
During the insured’s lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option, unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum: $5,000). We will transfer any such amount to our general investment account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, payments under all options must be made to a natural person.
Option A — Interest Payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.
Option B — Payments for a specified period: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

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Option C — Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.
Deferral of Payments
We reserve the right to defer payments of cash surrender value, policy loans or variable death benefit proceeds in excess of the specified amount if:
•	the payment includes a premium payment check that has not cleared;
•	the NYSE is closed, except for normal holiday and weekend closings;
•	trading on the NYSE is restricted, according to SEC rules;
•	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
•	the SEC permits us to delay payments for the protection of security holders.
We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request in good order. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.
Federal Taxes
The following is a general discussion of the policy’s federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of current federal income tax laws and of how the IRS currently interprets them. Both the laws and their interpretation may change.
You should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisors. These decisions may significantly affect the amount due for federal and state income tax, gift tax and estate or inheritance tax and also your ownership rights to the policy.
The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.
Income tax reporting and withholding: If any amounts are (or are deemed to be) taxable distributions to the policy owner, such amounts will generally be subject to federal income tax and possibly a tax penalty, and may be subject to federal withholding pursuant to the Code. (See “Taxation of Policy Proceeds.”) Such amounts will also be subject to tax reporting. Reporting may also be required in the event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax. State income tax reporting and withholding may also apply.
Diversification and investor control: A variable life insurance policy must meet a diversification test under Section 817(h) of the Code and is subject to an investor control rule. Failure to meet either of these tests means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The diversification test requires the underlying funds to be invested in a diversified portfolio of assets based on IRS rules. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that investor control does not exist. The IRS has to date not yet ruled on several other issues. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts’ assets.
RiverSource Life of NY’s Tax Status
We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we then understand it.

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Taxation of Policy Proceeds
Death benefit proceeds: The death benefit paid to the beneficiary generally is not considered income to the beneficiary and is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured’s attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.
Death benefit proceeds under Payment Option A: The death benefit proceeds are not subject to income tax, but payments of interest are taxable and may be reported to the IRS and a state, if applicable.
Death benefit proceeds under Payment Options B and C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary’s investment in the policy and will not be taxed. The beneficiary’s investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax. Any taxable earnings may be reported to the IRS and a state, if applicable.
Pre-death proceeds (See the following table.): Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, or payment options may be subject to federal (or state, if applicable) income tax as ordinary income to the extent of any earnings in the contract. Depending on the situation, these rules may also apply to policy loans and an assignment of the policy as collateral. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained in the following table). The taxable amount may also be subject to an additional 10% IRS penalty tax if the policy is a modified endowment contract and you are younger than age 59½. (See “Penalty tax” under “Modified Endowment Contracts.”)
Source of Proceeds	Taxable Portion of Pre-death Proceeds
Non-Modified Endowment Contracts:	Taxable portion of pre-death proceeds:
Full surrender:	You will be taxed on the amount received, plus any indebtedness, minus your investment in the policy.(1) You will be taxed on any earnings in the policy at the time of full surrender — these earnings may be part of the policy cash value or part of loans previously taken. It could be the case that a policy with a relatively small existing cash surrender value could have significant earnings that will be taxed upon surrender of the policy.
Lapse:	You will be taxed on any indebtedness minus your investment in the policy.(1) You will be taxed on any earnings in the policy at the time of lapse — these earnings may be part of the policy cash value or part of loans previously taken. It could be the case that a policy with a relatively small existing cash surrender value could have significant earnings that will be taxed upon lapse of the policy.
Partial Surrenders:	Generally, if the amount received is greater than your investment in the policy,(1) the amount in excess of your investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.
Policy loans and assignments and pledges:	None. (2)

Modified Endowment Contracts:(3)	Taxable portion of pre-death proceeds:
Full surrender:	You will be taxed on the amount received, plus any indebtedness, minus your investment in the policy.(1) You will be taxed on any earnings in the policy at the time of full surrender — these earnings may be part of the policy cash value or part of loans previously taken. Please note, for modified endowment contracts, it is likely that any earnings taken in previous policy loans were taxable and would be included in the investment in the policy.
Lapse:	You will be taxed on any indebtedness minus your investment in the policy.(1) You will be taxed on any earnings in the policy at the time of lapse — these earning may be part of the policy cash value or part of loans previously taken.

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Source of Proceeds	Taxable Portion of Pre-death Proceeds
Partial Surrenders:	You will be taxed on the lesser of:
• the amount received; or
• policy value minus your investment in the policy.(1)
Policy loans and assignments and pledges:	You will be taxed on the lesser of:
• the amount of the loan/assignment; or
• policy value minus your investment in the policy.(1)

Payment Options: Pre-death proceeds (applicable to non-modified endowment contracts and modified endowment contracts):	Option A: Treated as a full surrender; earnings are taxed and may be subject to an additional 10% penalty tax for modified endowment contracts. Interest is taxed (but not subject to an additional 10% IRS penalty tax).
Options B and C: A portion of each payment is taxed and a portion is considered a return on investment in the policy(1) and not taxed. Any indebtedness at the time the option is elected is treated as a partial surrender and earnings are taxed (and may be subject to an additional 10% penalty tax for modified endowment contracts). Payments made after the investment in the policy(1) is fully recovered are taxed (and may be subject to an additional 10% penalty tax for modified endowment contracts).

(1)	Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).
(2)	However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to “full surrender” or “lapse” under “Source of Proceeds” in the “Non-Modified Endowment Contracts” section shown above for the explanation of tax treatment.
(3)	Any taxable portion of pre-death proceeds may be subject to a 10% IRS penalty tax (exceptions apply — see “Penalty tax” under “Modified Endowment Contracts.”)

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Modified Endowment Contracts
Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy exceed certain limits.
If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract. If you exchanged a policy that is a non-modified endowment contract, your new policy may become a modified endowment contract.
We have procedures for monitoring whether your policy becomes a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification, sex and age of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.
If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:
•	ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or
•	ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.
You do not have to choose either of these options. If you do not choose one of these options, your policy will remain a modified endowment contract for the life of the policy. (See “Modified Endowment Contracts” in the table under “Taxation of Policy Proceeds.”)
Reductions in benefits: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had been in effect since the issuance of the policy. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy will become a modified endowment contract with applicable tax implications even if you do not pay any further premiums.
Distributions affected: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract, because the IRS presumes that you took a distribution in anticipation of that event.
Serial purchase of modified endowment contracts: The IRS treats all modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year as one policy in determining the amount of any loan or distribution that is taxable.
Penalty tax: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:
•	the distribution occurs on or after the date that the owner attains age 59½;
•	the distribution is attributable to the owner becoming disabled (within the meaning of Section 72(m)(7) of the Code); or
•	the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner’s beneficiary.
(See “Taxation of Policy Proceeds” “Pre-death proceeds” and accompanying table.)
Other Tax Considerations
Policy Split Option Rider (PSO): PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds, dissolution of a business owned or conducted by the insureds, dissolution of a business partnership between the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Section 1035 or non-taxable transfer under Section 1041 (in the event of a split between spouses or incident to a divorce) of the Code. If a policy split is not treated as a nontaxable exchange or transfer, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear how, in all circumstances, to apply the rules in Section 7702 of the Code in defining a life insurance contract. Therefore it is not clear if the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes. It is also not clear

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whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.
Interest paid on policy loans: Generally, no deduction is allowed for interest paid or accrued on any indebtedness with respect to life insurance policies. However, a deduction is allowed under Section 264(e) of the Code for interest (subject to certain interest rate limitations) on policy loans of a business with respect to certain key person insurance. The aggregate amount of indebtedness that can be borrowed on that key individual (who must be an officer or 20-percent owner of the business) may not exceed $50,000. The amount of key persons is limited to a maximum of 20 with respect to any controlled group of companies. A business that falls within the exception of Section 264(e) and is allowed a deduction for interest with respect to key-person insurance up to $50,000 nonetheless must also not fall within the either of the prohibitions of Sections 264(a)(2) (with respect to certain single premium policies), and (a)(3) (indebtedness incurred or continued to purchase or carry a life insurance contract pursuant to a plan of purchase which contemplates the systematic borrowing of part or all of the increases in the cash value).
Policy changes: Changing ownership, exchanging or assigning the policy may have income, gift and/or estate tax consequences, depending on the circumstances.
1035 exchanges: See “Exchange/Replacement Risk” under “Policy Risk” for potential risks associated with 1035 exchanges. Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old policy or contract. If the life insurance policy has an outstanding loan, there may be tax consequences. Currently, partial exchanges of life insurance policies are not allowed by the company because there is no guidance from the IRS.
Other taxes: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. All of these laws are subject to change.
Qualified Tax-deferred retirement plans: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the participant of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, (iii) any limitation on the amount of life insurance that is allowed to be purchased within a qualified plan in order for a plan to maintain its qualified status, and (iv) the tax treatment of the policy should the policy be distributed from a qualified plan to a participant in the qualified plan. The policy will not provide any necessary or additional tax deferral if it is used to fund a tax-deferred retirement plan.
On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy’s cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment-related insurance or benefit program.
Employer-owned life insurance: The Pension Protection Act (PPA) of 2006 amended Section 101 of the Code by adding a new Section 101(j) that addresses the tax treatment of “employer-owned life insurance” (EOLI). Unless one of four specified conditions is met and the notice and consent requirements are met, any death benefits in excess of the premiums paid are taxed. In general, an EOLI contract is any life insurance contract owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the contract and that covers the life of an employee of the employer (or certain related persons). Additionally, an applicable policyholder owning 1 or more employer-owned life insurance contracts is required to file a Form 8925 with the IRS. The applicable policyholder is required to keep records necessary to determine whether the requirements of the reporting rule and the income inclusion rule are met.

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The four specified conditions are:
•	The insured was an employee at any time during the 12-month period before the insured’s death;
•	The insured is, at the time the contract is issued a director, a highly compensated employee as defined by reference to the qualified plan rules in Section 414(q) or one of the 35% most highly compensated individuals within the meaning of self-insured health plans;
•	The death benefits are paid to a member of the family of the insured, any individual who is the designated beneficiary of the insured under the contract (other than the employer), a trust established for the benefit of any such member of the family or designated beneficiary, or the estate of the insured; or
•	The amount is used to purchase an equity (or capital or profits) interest in the employer from a family member of the insured, an individual who is a designated beneficiary, a trust established for the benefit of a family member or designated beneficiary, or the estate of the insured.
The notice and consent requirements are met if, before the issuance of the policy, the employee:
•	Is notified in writing that the applicable policyholder intends to insure the employee’s life and of the maximum face amount for which the employee could be insured at the time the contract was issued;
•	Provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment; and
•	Is informed in writing that an applicable policyholder will be a beneficiary of any proceeds payable upon the death of the employee.
Split Dollar Arrangements
The following is a general discussion of the federal income tax implications of a split dollar arrangement entered into or materially modified after Sept. 17, 2003. You should consult your legal and tax advisors before developing or entering into a split dollar arrangement.
A typical split-dollar life insurance agreement is an arrangement under which two parties agree to share the costs and benefits of a permanent life insurance contract which provides both a death benefit and cash values. The arrangement divides or “splits” between two parties the death benefit and the cash value of the policy or other economic benefits under the contract. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. The typical split dollar arrangement is between an employer and an employee, but the arrangement may be used in other relationships, such as between a corporation-shareholder, a parent and a child, or a donor and a charity.
Traditionally, there have been two types of split dollar arrangements. In the “endorsement” system, the employer owns the policy and is responsible for the payment of the annual premiums. The employee is then required to reimburse the employer for his or her share, if any, of the premiums. The “collateral assignment system” is described as a system in which the employee in form owns the policy and pays the entire premium. The employer in form makes annual loans (sometimes without interest or below the fair rate of interest), to the employee of amounts equal to the yearly increases in the cash surrender value, but not exceeding the annual premiums. The employee executes an assignment of the policy to the employer as collateral security for the loans. The loans are generally payable at the termination of employment or the death of the employee. In a reverse split dollar plan, the payor of the premiums retains the life insurance protection and another party owns the rights to the cash value of the policy.
The Treasury regulations define a split dollar life insurance arrangement as any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract. The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements or key-person plans.
Under a special rule, any arrangement between an owner and a non-owner of a life insurance contract is treated as a split-dollar life insurance arrangement (regardless of whether the criteria set forth above are satisfied) if the arrangement is entered into in connection with the performance of services and is not part of a group-term life insurance plan described in Section 79, the employer or service recipient pays, directly or indirectly, all or any portion of the premiums; and either (1) the beneficiary of all or any portion of the death benefit is designated by the employee or service provider or is any person whom the employee or service provider would reasonably be expected to designate as the beneficiary; or (2) the employee or service provider has any interest in the policy cash value of the life insurance contract. For example, in a compensatory context in which the employer owns the contract, the employee must include in gross income the value of any interest in the cash surrender value of the contract provided to the employee during a taxable year.

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Another special rule provides that an arrangement is a split-dollar arrangement (regardless of whether the criteria set forth above are satisfied) if the arrangement is entered into between a corporation and another person in that person’s capacity as a shareholder in the corporation; the corporation pays, directly or indirectly, all or any portion of the premiums; and either (1) the beneficiary of all or any portion of the death benefit is designated by the shareholder or is any person whom the shareholder would reasonably be expected to designate as the beneficiary; or (2) the shareholder has any interest in the policy cash value of the life insurance contract.
Mutually Exclusive Regimes
The regulations provide for two mutually exclusive regimes for taxing split-dollar life insurance arrangements. The regulations apply for purposes of income tax, gift tax, FICA, FUTA, RRTA, SECA, and wage withholding. The regulations require both the owner and non-owner of a life insurance contract to fully account for all amounts under the arrangement under the rules that apply to the regime under which the arrangement is taxed.
•	Economic Benefit Split Dollar: As a general rule for split-dollar life insurance arrangements that are taxed under the economic benefit regime, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract. The economic benefit regime generally will govern the taxation of endorsement arrangements. Also, a special rule requires the economic benefit regime to apply (and the loan regime not to apply) to any split-dollar life insurance arrangement if: (i) the arrangement is entered into in connection with the performance of services, and the employee or service provider is not the owner of the life insurance contract; or (ii) the arrangement is entered into between a donor and a donee (for example, a life insurance trust) and the donee is not the owner of the life insurance contract.
The value of the economic benefits, reduced by any consideration paid by the non-owner to the owner, is treated as transferred from the owner to the non-owner. The possible economic benefits provided to the non-owner can include the value of current life insurance coverage, any portion of the cash surrender value available to the non-owner, and any other economic benefit. The tax consequences of that transfer will depend on the relationship between the owner and the non-owner. Thus, the transfer may constitute a payment of compensation, a dividend distribution, a gift, or a transfer having a different tax character. Further, depending on the relationship between or among a non-owner and one or more other persons (including a non-owner or non-owners), the economic benefits may be treated as provided from the owner to the non-owner and as separately provided from the non-owner to such other person or persons (for example, as a payment of compensation from an employer to an employee and as a gift from the employee to the employee’s child).
•	Loan (Collateral Assignment) Split Dollar: Under loan regime, the non-owner of the life insurance contract is treated as loaning premium payments to the owner of the contract. Except for specified arrangements, the loan regime applies to any split-dollar loan. A payment made pursuant to a split-dollar life insurance arrangement is a split-dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is a loan under general principles of Federal tax law or, if not a loan under general principles of Federal tax law, a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy’s death benefit proceeds or its cash surrender value, or both. A borrower generally may not deduct any interest on a split-dollar. If the split-dollar loan provides for sufficient interest, then the loan generally is subject to the general rules for debt instruments.
If a split-dollar loan is a below-market loan, then, in general, the loan is recharacterized as a loan with interest at the applicable Federal rate (AFR), coupled with an imputed transfer by the lender to the borrower. The timing, amount, and characterization of the imputed transfers between the lender and borrower of the loan will depend upon the relationship between the lender and the borrower (for example, the imputed transfer is generally characterized as a compensation payment if the lender is the borrower’s employer), and whether the loan is a demand loan or a term loan.
EOLI Requirements May Apply
A contract that is subject to a split dollar arrangement is an employer-owned life insurance contract if the contract is owned by a person engaged in a trade or business and is otherwise described in Section 101(j) of the Code. However, the general rule of Section 101(j) does not apply to the extent any amount received by reason of the death of the insured is paid to a family member of the insured, an individual who is a designated beneficiary, a trust established for the benefit of a family member or designated beneficiary. Notice 2008-42 provides guidance regarding the application of Sections 101(j) to life insurance contracts that are subject to split-dollar life insurance arrangements.
Taxation — Determined by Policy ownership
The regulations provide rules for determining the owner and the non-owner of the life insurance contract. The general rule is that the owner is the person named as the policy owner. If two or more persons are designated as the policy owners, the first-named person generally is treated as the owner of the entire contract. If two or more persons are named as the policy owners and each such person has at all times, all the incidents of ownership with respect to an

54    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

undivided interest in the contract, however, those persons are treated as owners of separate contracts. The general rule that the person named as the policy owner is treated as the owner of the life insurance contract is subject to two exceptions involving situations in which the only benefit available under the split-dollar life insurance arrangement is the value of current life insurance protection (that is, non-equity arrangements).
The regulations add attribution rules to determine the owner of a policy. Under these rules, if a split-dollar life insurance arrangement is entered into in connection with the performance of services, the employer or service recipient is treated as the owner of the life insurance contract if the owner under the split-dollar life insurance arrangement is: (a) a trust described in Section 402(b); (b) A grantor trust that is treated as owned by either the employer or the service recipient; (c) a welfare benefit fund within the meaning of Section 419(e)(1); or (d) certain related parties.
If you are considering a split dollar arrangement, you should consult your legal and tax advisor.
Section 409A
The Section 409A regulations explain that a split-dollar life insurance arrangement may provide for deferred compensation, as determined through application of the general rules defining deferred compensation and a nonqualified deferred compensation plan. Notice 2007-34 was issued concurrently with the regulations under Section 409A to provide guidance regarding the application of Section 409A to split-dollar life insurance arrangements. The Notice confirms that many split-dollar arrangements are not subject to Section 409A and provides that certain modifications of these arrangements necessary to comply with, or avoid application of, Section 409A will not be treated as material modifications under the split dollar rules. The Notice further clarifies that a split-dollar arrangement generally provides for deferred compensation if the service provider has a legally binding right during a taxable year to compensation that is payable to or on behalf of the provider in a later year. In addition, the regulations under Section 409A provide additional categories of plans for purposes of the aggregation rules, including a separate category for split-dollar arrangements.
Distribution of the Policy
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Policy
•	Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the policy.
•	The policies are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the policies to the public. We agree to pay the selling firm (or an affiliated insurance agency) for policies its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when policies are returned under the free look period.
Payments to the Selling Firms
•	We may use compensation plans which vary by selling firm. In general, we pay selling firms a commission of up to 90% of the initial target premium when the policy is sold, plus 3.6% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender, and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we also pay selling firms a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to selling firms if an increase in coverage occurs. We do not pay or withhold payment of commissions based on which subaccounts you choose to allocate your premiums.
•	We may utilize other or additional compensation plans, including compensation plans that pay additional compensation when volume goals we set are achieved. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest.
•	In addition to commissions, we may, in order to promote sales of the policies, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
—	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
—	marketing support related to sales of the policy including for example, the creation of marketing materials, advertising and newsletters;

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—	providing services to policy owners; and
—	funding other events sponsored by a selling firm that may encourage the selling firm’s sales representatives to sell the policy.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the policies.
Sources of Payments to Selling Firms
•	We pay the commissions and other compensation described above from our assets.
•	Our assets may include:
—	revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see “Fee Tables”);
—	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — The funds”);
—	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The funds”); and
—	revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.
•	You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:
—	fees and expenses we collect from policy owners, including surrender charges; and
—	fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:
•	give selling firms a heightened financial incentive to sell the policy offered in this prospectus over another investment with lower compensation to the selling firm.
•	cause selling firms to encourage their sales representatives to sell you the policy offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•	cause a selling firm to grant us access to its sales representatives to promote sales of the policy offered in this prospectus, while denying that access to other firms offering similar policies or other alternative investments which may pay lower compensation to the selling firm.
Payments to Sales Representatives
•	The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.
•	To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the policy.
Legal Proceedings
Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures.
RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

56    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Key Terms
These terms can help you understand details about your policy.
Accumulation unit: An accounting unit used to calculate the policy value of the subaccounts prior to the insured’s death.
Attained insurance age: The insured’s insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.
Cash surrender value: Proceeds received if the policy is surrendered in full. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.
Close of business: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.
Code: The Internal Revenue Code of 1986, as amended.
Death benefit guarantee to age 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured’s attained insurance age 100. This feature is in effect if you meet certain premium payment requirements.
Death benefit guarantee to age 100 (DBG-100) premium: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured’s sex, insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.
Death benefit valuation date: The date of the last surviving insured’s death when death occurs on a valuation date. If the last surviving insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the last surviving insured’s death.
Duration: The number of years a policy is in force. For example, Duration 1 is the first year the policy is in force and Duration 15 is the 15th year the policy is in force.
Fixed account: The general investment account of RiverSource Life of NY. The fixed account is made up of all of RiverSource Life of NY’s assets other than those held in any separate account.
Fixed account value: The portion of the policy value that you allocate to the fixed account, including indebtedness.
Funds: Mutual funds or portfolios, each with a different investment objective. (See “The Variable Account and the Funds.”) Each of the subaccounts of the variable account invests in a specific one of these funds.
Good order: We cannot process your transaction request relating to the policy until we have received the request in good order at our home office. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order,” your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the policy number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Indebtedness: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.
Insurance age: Each insured’s age based upon his or her last birthday on the date of the application.
Insureds: The persons whose lives are insured by the policy.
Lapse: The policy ends without value and no death benefit is paid.
Minimum initial premium: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.
Minimum initial premium period: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.
Monthly date: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.
Net amount at risk: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.
Net premium: The premium paid minus the premium expense charge.
Owner: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus “you” and “your” refer to the owner.
Policy anniversary: The same day and month as the policy date each year the policy remains in force.

RiverSource Succession Select® Variable Life Insurance New York — Prospectus    57

Policy date: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.
Policy value: The sum of the fixed account value plus the variable account value.
Prior policies: Policies issued based on applications signed before October 1, 2008, where approved, and any policy issued before January 1, 2009, regardless of the date of application.
Proceeds: The amount payable under the policy as follows:
•	Upon death of the last surviving insured prior to the youngest insured’s attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured’s death, minus any indebtedness.
•	Upon the death of the last surviving insured on or after the youngest insured’s attained insurance age 100, proceeds will be the greater of:
— the policy value on the date of death of the last surviving insured minus any indebtedness on the date of death of the last surviving insured’s death.
— the policy value at the youngest insured’s attained insurance age 100 minus any indebtedness on the date of the last surviving insured death.
•	On surrender of the policy, the proceeds will be the cash surrender value.
Risk classification: A group of insureds that RiverSource Life of NY expects will have similar mortality experience.
RiverSource Life of NY: In this prospectus, “we,” “us,” “our” and “RiverSource Life of NY” refer to RiverSource Life Insurance Co. of New York.
Scheduled premium: A premium you select at the time of application, of a level amount, at a fixed interval of time.
Service Center: Our department that processes all transaction and service requests for the policies. We consider all transaction and service requests received when they arrive in good order at the service center. Any transaction or service requests sent or directed to any location other than our service center may end up delayed or not processed. Our service center address and telephone number are listed on the first page of the prospectus.
Specified amount: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured’s attained insurance age 100. We show the initial specified amount in your policy.
Subaccounts: One or more of the investment divisions of the variable account, each of which invests in a particular fund.
Surrender charge: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.
Valuation date: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the time it closes. At the NYSE close, the next valuation date begins.
Valuation period: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.
Variable account: RiverSource of New York Account 8 consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.
Variable account value: The sum of the values that you allocate to the subaccounts of the variable account.
2001 CSO policies: Policies issued based on applications signed on or after October 1, 2008, where approved, and any policy issued on or after January 1, 2009, regardless of the date of the application.
Financial Statements
You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new (if any) and have no activity as of the financial statement date.

58    RiverSource Succession Select® Variable Life Insurance New York — Prospectus

Additional information about RiverSource of New York Account 8 (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or RiverSource Life Insurance Co. of New York at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.
You may review and copy information about the Registrant, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, 100 F. Street, N.E., Washington, D.C. 20549.
Investment Company Act File #811-5213
RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life Insurance Co. of New York, Albany, New York. Affiliated with Ameriprise Financial Services, Inc.
© 2008-2016 RiverSource Life Insurance Company. All rights reserved.
RiverSource Life Insurance Co. of New York
70500 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-541-2251
S-6203 CA (5/16)

PART B: STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

FOR

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE (SUCCESSION SELECT – NY)

RIVERSOURCE® VARIABLE UNIVERSAL LIFE INSURANCE (VUL – NY)

RIVERSOURCE® VARIABLE UNIVERSAL LIFE IV (VUL IV – NY)

RIVERSOURCE® VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES (VUL IV ES – NY)

RIVERSOURCE® VARIABLE UNIVERSAL LIFE 5 (VUL 5 – NY)

RIVERSOURCE® VARIABLE UNIVERSAL LIFE 5 – ESTATE SERIES (VUL 5 ES – NY)

May 1, 2016

Issued by:	RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12203

Telephone: 1-800-541-2251

(Home Office)

Website address: riversource.com/lifeinsurance

RiverSource of New York Account 8

RiverSource of New York Account 8 is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number above.

S-6337 CA (5/16)

2	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Information about RiverSource Life of NY

We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, NY 12203. Our mailing address is: 70500 Ameriprise Financial Center, Minneapolis, MN 55474.

We conduct a conventional life insurance business in the state of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

OWNERSHIP

RiverSource Life of NY, a New York corporation is a wholly-owned subsidiary of RiverSource Life Insurance Company, a Minnesota Corporation which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

STATE REGULATION

We are subject to the laws of New York governing insurance companies and to regulation by the New York State Department of Financial Services (the Department). We file an annual statement in a prescribed form with the Department. Our books and accounts are subject to review by the Department at all times and a full examination of our operations is conducted periodically.

REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES

Generally, RiverSource Life of NY does not receive individual ratings from rating agencies but receives the same ratings as its parent, RiverSource Life Insurance Company. Rating agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. These ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us, see “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com

Moody’s	www.moodys.com

Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s — Rates insurance companies for their financial strength.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	3

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the policy, which is offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The policies are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life of NY for the variable accounts in 2015 was $28,699,298, in 2014 was $27,460,480 and in 2013 was $27,440,933. RiverSource Distributors retains no underwriting commissions from the sale of the policy.

The Variable Account

We established the variable account on Sept. 12, 1985, under New York law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account’s management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this statement of additional information also invest in subaccounts of the variable account.

4	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Additional Information about the Operation of the Policies

ADDITIONAL INFORMATION ON PAYMENT OPTIONS FOR SUCCESSION SELECT– NY, VUL – NY, VUL IV – NY, VUL IV ES – NY, VUL 5 – NY and VUL 5 ES – NY

SUCCESSION SELECT – NY

Option B — Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

Payment Period (Years)	Monthly Payment per $1,000 Placed Under Option B
10	$9.61

15	6.87

20	5.51

25	4.71

30	4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

Option C — Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for five, ten or fifteen years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

Option C Table

		Life Income per $1,000 with Payments Guaranteed for
Age Payee	Beginning in Year	5 Years		10 Years		15 Years
		Male	Female	Male	Female	Male	Female
65	2015	$5.11	$4.55	$5.01	$4.51	$4.84	$4.43

	2020	5.03	4.49	4.94	4.45	4.78	4.39

	2025	4.95	4.43	4.87	4.40	4.73	4.34

	2030	4.88	4.38	4.81	4.35	4.68	4.30

	2035	4.81	4.33	4.75	4.30	4.63	4.25

70	2015	5.92	5.19	5.70	5.10	5.36	4.94

	2020	5.81	5.10	5.61	5.03	5.30	4.88

	2025	5.71	5.03	5.53	4.96	5.24	4.83

	2030	5.61	4.95	5.45	4.89	5.18	4.77

	2035	5.52	4.89	5.37	4.83	5.13	4.72

75	2015	6.99	6.10	6.52	5.89	5.90	5.54

	2020	6.84	5.99	6.42	5.79	5.84	5.47

	2025	6.71	5.88	6.32	5.71	5.78	5.41

	2030	6.58	5.78	6.23	5.62	5.73	5.35

	2035	6.46	5.68	6.14	5.54	5.67	5.30

85	2015	10.22	9.19	8.36	7.93	6.70	6.59

	2020	10.00	8.98	8.27	7.83	6.68	6.57

	2025	9.79	8.78	8.19	7.74	6.67	6.54

	2030	9.60	8.59	8.11	7.64	6.65	6.52

	2035	9.41	8.42	8.03	7.55	6.63	6.49

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	5

VUL – NY

Option B — Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

Payment Period (Years)	Monthly Payment per $1,000 Placed Under Option B
5	$18.32

10	10.06

15	7.34

20	6.00

25	5.22

30	4.72

We will furnish monthly amounts for other payment periods at your request, without charge.

Option C — Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee’s nearest birthday) minus an adjustment as follows:

Calendar Year of Payee’s Birth	Adjustment	Calendar Year of Payee’s Birth	Adjustment
Before 1920	0	1945-1949	6

1920-1924	1	1950-1959	7

1925-1929	2	1960-1969	8

1930-1934	3	1970-1979	9

1935-1939	4	1980-1989	10

1940-1944	5	After 1989	11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

Option C Table

	Life Income per $1,000 with Payments Guaranteed for
	10 Years		15 Years		20 Years
Adjusted Age Payee	Male	Female	Male	Female	Male	Female
50	$4.81	$4.47	$4.74	$4.45	$4.65	$4.40

55	5.20	4.80	5.09	4.74	4.94	4.87

60	5.70	5.22	5.51	5.12	5.25	4.98

65	6.35	5.77	5.98	5.58	5.54	5.32

70	7.14	6.50	6.47	6.12	5.77	5.63

75	8.00	7.40	6.87	6.64	5.91	5.85

VUL IV – NY/VUL IV ES – NY

Option B — Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

Payment Period (Years)	Monthly Payment per $1,000 Placed Under Option B
10	$9.61

15	6.87

20	5.51

25	4.71

30	4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

6	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Option C — Lifetime income: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

Option C Table

		Life Income per $1,000 with Payments Guaranteed for
Age Payee	Beginning in Year	5 Years		10 Years		15 Years
		Male	Female	Male	Female	Male	Female
65	2015	$5.11	$4.55	$5.01	$4.51	$4.84	$4.43

	2020	5.03	4.49	4.94	4.45	4.78	4.39

	2025	4.95	4.43	4.87	4.40	4.73	4.34

	2030	4.88	4.38	4.81	4.35	4.68	4.30

	2035	4.81	4.33	4.75	4.30	4.63	4.25

70	2015	5.92	5.19	5.70	5.10	5.36	4.94

	2020	5.81	5.10	5.61	5.03	5.30	4.88

	2025	5.71	5.03	5.53	4.96	5.24	4.83

	2030	5.61	4.95	5.45	4.89	5.18	4.77

	2035	5.52	4.89	5.37	4.83	5.13	4.72

75	2015	6.99	6.10	6.52	5.89	5.90	5.54

	2020	6.84	5.99	6.42	5.79	5.84	5.47

	2025	6.71	5.88	6.32	5.71	5.78	5.41

	2030	6.58	5.78	6.23	5.62	5.73	5.35

	2035	6.46	5.68	6.14	5.54	5.67	5.30

85	2015	10.22	9.19	8.36	7.93	6.70	6.59

	2020	10.00	8.98	8.27	7.83	6.68	6.57

	2025	9.79	8.78	8.19	7.74	6.67	6.54

	2030	9.60	8.59	8.11	7.64	6.65	6.52

	2035	9.41	8.42	8.03	7.55	6.63	6.49

The table above is based on the “1983 Individual Annuitant Mortality Table A” at 3% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.

VUL 5 – NY/VUL 5 ES – NY

Option B — Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

Payment Period (Years)	Monthly Payment per $1,000 Placed Under Option B
10	$9.18

15	6.42

20	5.04

25	4.22

30	3.68

We will furnish monthly amounts for other payment periods at your request, without charge.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	7

Option C — Lifetime income: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

Option C Table

		Life Income per $1,000 with Payments Guaranteed for
Age Payee	Beginning in Year	5 Years		10 Years		15 Years
		Male	Female	Male	Female	Male	Female
65	2015	$4.54	$4.10	$4.46	$4.06	$4.31	$3.99

	2025	4.39	3.97	4.32	3.94	4.19	3.88

	2035	4.25	3.86	4.19	3.84	4.08	3.79

75	2015	6.41	5.77	5.99	5.53	5.39	5.14

	2025	6.13	5.52	5.78	5.33	5.27	5.01

	2035	5.88	5.30	5.59	5.15	5.16	4.88

85	2015	9.63	9.02	7.85	7.61	6.22	6.16

	2025	9.20	8.56	7.68	7.40	6.18	6.10

	2035	8.81	8.16	7.50	7.20	6.14	6.05

The table above is based on the “Annuity 2000 Mortality Table” with 100% Projection Scale G at 2.00% annual effective interest rate. Settlement rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates upon request.

8	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Independent Registered Public Accounting Firm

The financial statements of RiverSource Life Insurance Co. of New York as of December 31, 2015 and December 31, 2014 and for each of the three years in the period ended December 31, 2015 and the financial statements of each of the divisions of RiverSource of New York Account 8 as of December 31, 2015 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2014 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP’s principal business address is 225 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	9

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

POLICY OWNERS OF RIVERSOURCE OF NEW YORK ACCOUNT 8

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Account 8 sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, at December 31, 2015, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 20, 2016

10	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Assets and Liabilities

Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$372	$2,361,082	$3,229,278	$311,488	$227,353
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	186	49	18	—
Receivable for share redemptions	—	2,612	1,830	170	141
Total assets	372	2,363,880	3,231,157	311,676	227,494

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	1,289	1,784	170	139
Contract terminations	—	1,323	46	—	2
Payable for investments purchased	—	186	49	18	—
Total liabilities	—	2,798	1,879	188	141
Net assets applicable to Variable Life contracts in accumulation period	—	2,361,082	3,229,278	311,267	227,265
Net assets applicable to seed money	372	—	—	221	88
Total net assets	$372	$2,361,082	$3,229,278	$311,488	$227,353
(1) Investment shares	33	79,284	240,811	6,521	32,022
(2) Investments, at cost	$399	$2,059,892	$3,448,814	$286,313	$340,930

Dec. 31, 2015 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Assets
Investments, at fair value(1),(2)	$791,646	$561,069	$3,740,280	$1,989,383	$523,193
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	58	—	66	—
Receivable for share redemptions	3,330	327	2,443	1,657	229
Total assets	794,976	561,454	3,742,723	1,991,106	523,422

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	488	327	2,329	1,096	229
Contract terminations	2,842	—	115	561	—
Payable for investments purchased	—	58	—	66	—
Total liabilities	3,330	385	2,444	1,723	229
Net assets applicable to Variable Life contracts in accumulation period	791,646	561,069	3,740,279	1,989,274	523,049
Net assets applicable to seed money	—	—	—	109	144
Total net assets	$791,646	$561,069	$3,740,279	$1,989,383	$523,193
(1) Investment shares	79,007	56,107	422,630	224,535	40,122
(2) Investments, at cost	$654,741	$526,597	$2,918,070	$1,816,534	$601,322

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	11

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2
Assets
Investments, at fair value(1),(2)	$409,231	$15,448,468	$15,668	$2,906,261	$10,000
Dividends receivable	—	—	—	1	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	591	—	203	—
Receivable for share redemptions	351	11,275	—	1,788	—
Total assets	409,582	15,460,334	15,668	2,908,253	10,000

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	252	11,275	—	1,637	—
Contract terminations	99	—	—	151	—
Payable for investments purchased	—	591	—	203	—
Total liabilities	351	11,866	—	1,991	—
Net assets applicable to Variable Life contracts in accumulation period	409,144	15,448,440	13,668	2,906,259	9,956
Net assets applicable to seed money	87	28	2,000	3	44
Total net assets	$409,231	$15,448,468	$15,668	$2,906,262	$10,000
(1) Investment shares	205,128	701,884	15,668	2,906,261	1,792
(2) Investments, at cost	$395,906	$10,525,538	$15,668	$2,906,139	$10,134

Dec. 31, 2015 (continued)	Col VP Contrarian Core, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
Assets
Investments, at fair value(1),(2)	$9,883	$78	$616	$9,280	$11,355,898
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	413
Receivable for share redemptions	—	—	—	—	7,666
Total assets	9,883	78	616	9,280	11,363,977

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	—	6,913
Contract terminations	—	—	—	—	753
Payable for investments purchased	—	—	—	—	413
Total liabilities	—	—	—	—	8,079
Net assets applicable to Variable Life contracts in accumulation period	9,882	—	606	9,279	11,355,895
Net assets applicable to seed money	1	78	10	1	3
Total net assets	$9,883	$78	$616	$9,280	$11,355,898
(1) Investment shares	598	8	65	484	588,084
(2) Investments, at cost	$9,773	$77	$626	$9,277	$8,695,334

See accompanying notes to financial statements.

12	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
Assets
Investments, at fair value(1),(2)	$73	$71,259	$2,386,771	$22,757	$1,823,968
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	44	2	27	1,190
Receivable for share redemptions	—	—	1,551	—	1,054
Total assets	73	71,303	2,388,324	22,784	1,826,212

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	1,449	—	1,054
Contract terminations	—	—	102	—	—
Payable for investments purchased	—	44	2	27	1,190
Total liabilities	—	44	1,553	27	2,244
Net assets applicable to Variable Life contracts in accumulation period	—	71,258	2,386,768	22,756	1,823,965
Net assets applicable to seed money	73	1	3	1	3
Total net assets	$73	$71,259	$2,386,771	$22,757	$1,823,968
(1) Investment shares	8	5,267	175,756	2,592	206,565
(2) Investments, at cost	$82	$79,300	$2,630,042	$24,392	$2,239,565

Dec. 31, 2015 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$75,402	$2,978,339	$324,743	$744,555	$1,138
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	44	1,111	30	76	—
Receivable for share redemptions	—	1,606	221	489	—
Total assets	75,446	2,981,056	324,994	745,120	1,138

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	1,606	221	478	—
Contract terminations	—	—	—	11	—
Payable for investments purchased	44	1,111	30	76	—
Total liabilities	44	2,717	251	565	—
Net assets applicable to Variable Life contracts in accumulation period	75,401	2,978,336	324,563	744,552	1,061
Net assets applicable to seed money	1	3	180	3	77
Total net assets	$75,402	$2,978,339	$324,743	$744,555	$1,138
(1) Investment shares	11,763	461,758	40,492	91,920	113
(2) Investments, at cost	$80,612	$3,167,271	$370,596	$863,666	$1,148

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	13

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Assets
Investments, at fair value(1),(2)	$7,662,689	$14,457	$12,454	$2,268,466	$6,423,945
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	3,238	—	35	—	18
Receivable for share redemptions	4,573	—	—	2,491	4,452
Total assets	7,670,500	14,457	12,489	2,270,957	6,428,415

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4,573	—	—	1,388	3,545
Contract terminations	—	—	—	1,103	907
Payable for investments purchased	3,238	—	35	—	18
Total liabilities	7,811	—	35	2,491	4,470
Net assets applicable to Variable Life contracts in accumulation period	7,662,686	14,456	12,453	2,268,463	6,423,941
Net assets applicable to seed money	3	1	1	3	4
Total net assets	$7,662,689	$14,457	$12,454	$2,268,466	$6,423,945
(1) Investment shares	760,187	824	978	176,672	422,350
(2) Investments, at cost	$8,013,359	$14,764	$12,077	$1,512,196	$4,733,250

Dec. 31, 2015 (continued)	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$99,133	$24,112,862	$281,182	$29,532	$30,135
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	24,253	103	19	20
Total assets	99,133	24,137,115	281,285	29,551	30,155

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	17,185	103	19	20
Contract terminations	—	7,068	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	—	24,253	103	19	20
Net assets applicable to Variable Life contracts in accumulation period	99,132	24,112,859	281,106	29,500	30,094
Net assets applicable to seed money	1	3	76	32	41
Total net assets	$99,133	$24,112,862	$281,182	$29,532	$30,135
(1) Investment shares	2,778	671,293	30,235	2,823	2,806
(2) Investments, at cost	$98,463	$14,275,169	$298,739	$29,455	$31,291

See accompanying notes to financial statements.

14	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$1,317,619	$584,022	$6,269	$533,200	$11,073
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	18	—	18
Receivable for share redemptions	937	227	—	492	—
Total assets	1,318,556	584,249	6,287	533,692	11,091

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	937	227	—	283	—
Contract terminations	—	—	—	209	—
Payable for investments purchased	—	—	18	—	18
Total liabilities	937	227	18	492	18
Net assets applicable to Variable Life contracts in accumulation period	1,317,587	583,999	6,268	533,197	11,072
Net assets applicable to seed money	32	23	1	3	1
Total net assets	$1,317,619	$584,022	$6,269	$533,200	$11,073
(1) Investment shares	116,707	48,669	310	26,189	639
(2) Investments, at cost	$1,341,012	$604,134	$5,649	$420,500	$11,266

Dec. 31, 2015 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$596,828	$7,114	$6,304,045	$20,618	$392,742
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1	9	9,655	—	—
Receivable for share redemptions	396	—	4,905	—	213
Total assets	597,225	7,123	6,318,605	20,618	392,955

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	396	—	4,590	—	210
Contract terminations	—	—	315	—	3
Payable for investments purchased	1	9	9,655	—	—
Total liabilities	397	9	14,560	—	213
Net assets applicable to Variable Life contracts in accumulation period	596,825	7,113	6,304,042	20,617	392,739
Net assets applicable to seed money	3	1	3	1	3
Total net assets	$596,828	$7,114	$6,304,045	$20,618	$392,742
(1) Investment shares	34,241	525	464,215	1,219	23,089
(2) Investments, at cost	$484,296	$7,378	$4,652,814	$20,622	$334,131

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	15

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2
Assets
Investments, at fair value(1),(2)	$14,333	$1,097,876	$7,081	$7,107	$394
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	328	18	—	—
Receivable for share redemptions	—	600	—	—	—
Total assets	14,333	1,098,804	7,099	7,107	394

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	600	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	328	18	—	—
Total liabilities	—	928	18	—	—
Net assets applicable to Variable Life contracts in accumulation period	14,332	1,097,873	7,080	7,106	316
Net assets applicable to seed money	1	3	1	1	78
Total net assets	$14,333	$1,097,876	$7,081	$7,107	$394
(1) Investment shares	765	58,181	1,606	408	38
(2) Investments, at cost	$14,832	$893,023	$10,134	$7,476	$398

Dec. 31, 2015 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$1,705,204	$323,666	$148,654	$1,032,334	$4,109,689
Dividends receivable	—	—	—	3,090	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,186	935	—	303	—
Receivable for share redemptions	924	204	102	652	2,963
Total assets	1,707,314	324,805	148,756	1,036,379	4,112,652

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	924	204	67	652	2,573
Contract terminations	—	—	35	—	390
Payable for investments purchased	1,186	935	—	3,393	—
Total liabilities	2,110	1,139	102	4,045	2,963
Net assets applicable to Variable Life contracts in accumulation period	1,705,201	323,666	148,518	1,030,332	4,109,689
Net assets applicable to seed money	3	—	136	2,002	—
Total net assets	$1,705,204	$323,666	$148,654	$1,032,334	$4,109,689
(1) Investment shares	163,647	82,779	11,807	117,311	123,563
(2) Investments, at cost	$1,700,093	$604,698	$159,512	$1,092,622	$3,491,922

See accompanying notes to financial statements.

16	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Assets
Investments, at fair value(1),(2)	$3,899,690	$1,896,881	$6,143,099	$4,395,230	$1,329,061
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	228	11	278	441	—
Receivable for share redemptions	3,129	1,888	4,668	2,292	5,195
Total assets	3,903,047	1,898,780	6,148,045	4,397,963	1,334,256

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,211	900	3,688	2,292	798
Contract terminations	918	988	980	—	4,397
Payable for investments purchased	228	11	278	441	—
Total liabilities	3,357	1,899	4,946	2,733	5,195
Net assets applicable to Variable Life contracts in accumulation period	3,899,690	1,896,881	6,143,099	4,395,230	1,329,061
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$3,899,690	$1,896,881	$6,143,099	$4,395,230	$1,329,061
(1) Investment shares	207,983	102,313	189,543	138,085	69,951
(2) Investments, at cost	$3,053,793	$1,830,342	$5,812,181	$4,568,791	$1,212,706

Dec. 31, 2015 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Assets
Investments, at fair value(1),(2)	$1,036,233	$9,940	$2,561,936	$85,638	$1,729,115
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	163	—	268	—	359
Receivable for share redemptions	569	—	1,635	66	1,110
Total assets	1,036,965	9,940	2,563,839	85,704	1,730,584

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	569	—	1,384	66	1,053
Contract terminations	—	—	251	—	57
Payable for investments purchased	163	—	268	—	359
Total liabilities	732	—	1,903	66	1,469
Net assets applicable to Variable Life contracts in accumulation period	1,036,233	9,864	2,561,936	85,365	1,729,115
Net assets applicable to seed money	—	76	—	273	—
Total net assets	$1,036,233	$9,940	$2,561,936	$85,638	$1,729,115
(1) Investment shares	54,798	945	165,073	6,031	90,058
(2) Investments, at cost	$1,012,877	$10,331	$2,582,333	$96,886	$1,701,818

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	17

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Assets
Investments, at fair value(1),(2)	$2,134,099	$60,635	$5,805,178	$31,761	$377,932
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	72	—	5,270	—	310
Receivable for share redemptions	1,169	36	3,405	24	220
Total assets	2,135,340	60,671	5,813,853	31,785	378,462

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,169	36	3,405	24	220
Contract terminations	—	—	—	—	—
Payable for investments purchased	72	—	5,270	—	310
Total liabilities	1,241	36	8,675	24	530
Net assets applicable to Variable Life contracts in accumulation period	2,133,998	60,494	5,805,178	31,485	377,932
Net assets applicable to seed money	101	141	—	276	—
Total net assets	$2,134,099	$60,635	$5,805,178	$31,761	$377,932
(1) Investment shares	120,707	3,838	400,633	3,483	32,580
(2) Investments, at cost	$2,256,752	$66,926	$6,377,865	$34,118	$406,002

Dec. 31, 2015 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Assets
Investments, at fair value(1),(2)	$2,300,491	$530,908	$864,862	$97,879	$294,394
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	7
Receivable for share redemptions	1,580	291	563	45	200
Total assets	2,302,071	531,199	865,425	97,924	294,601

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,243	284	457	45	200
Contract terminations	337	7	106	—	—
Payable for investments purchased	—	—	—	—	7
Total liabilities	1,580	291	563	45	207
Net assets applicable to Variable Life contracts in accumulation period	2,300,491	530,908	864,862	97,737	294,309
Net assets applicable to seed money	—	—	—	142	85
Total net assets	$2,300,491	$530,908	$864,862	$97,879	$294,394
(1) Investment shares	137,672	9,265	15,485	9,710	16,813
(2) Investments, at cost	$2,047,840	$391,207	$733,124	$112,624	$252,533
See accompanying notes to financial statements.

18	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
Assets
Investments, at fair value(1),(2)	$10,319,391	$649,145	$1,159,547	$441,989	$283,486
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	10,798	207	44	115	—
Receivable for share redemptions	7,483	404	698	251	153
Total assets	10,337,672	649,756	1,160,289	442,355	283,639

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	7,483	404	681	251	153
Contract terminations	—	—	17	—	—
Payable for investments purchased	10,798	207	44	115	—
Total liabilities	18,281	611	742	366	153
Net assets applicable to Variable Life contracts in accumulation period	10,319,391	649,050	1,159,547	441,989	283,486
Net assets applicable to seed money	—	95	—	—	—
Total net assets	$10,319,391	$649,145	$1,159,547	$441,989	$283,486
(1) Investment shares	304,947	27,896	35,095	82,154	53,187
(2) Investments, at cost	$8,065,896	$530,851	$1,070,383	$372,249	$265,617

Dec. 31, 2015 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
Assets
Investments, at fair value(1),(2)	$407,126	$279,493	$534,762	$245	$133
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	312	71	336	—	—
Total assets	407,438	279,564	535,098	245	133

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	270	71	269	—	—
Contract terminations	43	—	67	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	313	71	336	—	—
Net assets applicable to Variable Life contracts in accumulation period	407,125	279,363	534,762	166	44
Net assets applicable to seed money	—	130	—	79	89
Total net assets	$407,125	$279,493	$534,762	$245	$133
(1) Investment shares	21,621	33,658	9,782	19	12
(2) Investments, at cost	$374,299	$363,581	$423,758	$251	$135

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	19

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Assets
Investments, at fair value(1),(2)	$1,152,951	$506,500	$2,282,613	$52,611	$1,823,612
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	257	11	—	—	—
Receivable for share redemptions	1,112	409	1,602	40	1,148
Total assets	1,154,320	506,920	2,284,215	52,651	1,824,760

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	672	342	1,260	40	996
Contract terminations	440	67	342	—	152
Payable for investments purchased	257	11	—	—	—
Total liabilities	1,369	420	1,602	40	1,148
Net assets applicable to Variable Life contracts in accumulation period	1,152,951	506,343	2,282,613	52,312	1,823,612
Net assets applicable to seed money	—	157	—	299	—
Total net assets	$1,152,951	$506,500	$2,282,613	$52,611	$1,823,612
(1) Investment shares	148,768	16,749	81,990	4,571	112,430
(2) Investments, at cost	$944,963	$444,454	$3,135,469	$56,685	$1,961,646

Dec. 31, 2015 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S
Assets
Investments, at fair value(1),(2)	$1,461,599	$1,394,509	$476,270	$226,821	$591
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	51	77	43	12	—
Receivable for share redemptions	841	967	335	147	—
Total assets	1,462,491	1,395,553	476,648	226,980	591

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	835	838	335	147	—
Contract terminations	6	129	—	—	—
Payable for investments purchased	51	77	43	12	—
Total liabilities	892	1,044	378	159	—
Net assets applicable to Variable Life contracts in accumulation period	1,461,599	1,394,509	476,270	226,752	240
Net assets applicable to seed money	—	—	—	69	351
Total net assets	$1,461,599	$1,394,509	$476,270	$226,821	$591
(1) Investment shares	101,149	55,448	46,785	23,028	63
(2) Investments, at cost	$1,590,915	$1,603,446	$431,502	$269,504	$637

See accompanying notes to financial statements.

20	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	NB AMT Soc Responsive, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Assets
Investments, at fair value(1),(2)	$8,298	$994,203	$2,127,056	$903,495	$1,098,682
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	823	251	18
Receivable for share redemptions	—	834	1,358	576	804
Total assets	8,298	995,037	2,129,237	904,322	1,099,504

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	598	1,358	576	738
Contract terminations	—	236	—	—	66
Payable for investments purchased	—	—	823	251	18
Total liabilities	—	834	2,181	827	822
Net assets applicable to Variable Life contracts in accumulation period	8,298	994,203	2,126,981	903,495	1,098,612
Net assets applicable to seed money	—	—	75	—	70
Total net assets	$8,298	$994,203	$2,127,056	$903,495	$1,098,682
(1) Investment shares	385	26,449	425,411	42,921	119,552
(2) Investments, at cost	$8,713	$954,095	$2,307,344	$965,419	$1,299,274

Dec. 31, 2015 (continued)	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB
Assets
Investments, at fair value(1),(2)	$1,538	$23,686	$1,076,562	$472,592	$259,972
Dividends receivable	—	60	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	281	1,981	—
Receivable for share redemptions	—	13	695	284	147
Total assets	1,538	23,759	1,077,538	474,857	260,119

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	13	649	284	145
Contract terminations	—	—	46	—	2
Payable for investments purchased	—	60	281	1,981	—
Total liabilities	—	73	976	2,265	147
Net assets applicable to Variable Life contracts in accumulation period	1,464	15,555	1,076,562	472,592	259,972
Net assets applicable to seed money	74	8,131	—	—	—
Total net assets	$1,538	$23,686	$1,076,562	$472,592	$259,972
(1) Investment shares	135	2,239	53,587	79,294	19,891
(2) Investments, at cost	$1,584	$25,062	$908,344	$534,584	$266,102

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	21

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Put VT Multi- Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S
Assets
Investments, at fair value(1),(2)	$8,249,118	$514,236	$1,992,748	$2,370,591	$12,243
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	119	—	—	2,125	—
Receivable for share redemptions	6,140	251	17,901	1,371	7
Total assets	8,255,377	514,487	2,010,649	2,374,087	12,250

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	6,117	251	1,200	1,371	7
Contract terminations	23	—	16,701	—	—
Payable for investments purchased	119	—	—	2,125	—
Total liabilities	6,259	251	17,901	3,496	7
Net assets applicable to Variable Life contracts in accumulation period	8,249,118	514,105	1,992,748	2,370,591	11,965
Net assets applicable to seed money	—	131	—	—	278
Total net assets	$8,249,118	$514,236	$1,992,748	$2,370,591	$12,243
(1) Investment shares	239,730	15,205	213,356	160,827	2,530
(2) Investments, at cost	$5,675,000	$387,705	$2,287,306	$2,540,951	$15,416

Dec. 31, 2015 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2
Assets
Investments, at fair value(1),(2)	$10,764,613	$17,702,251	$77	$341	$2,107
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	3,823	978	—	—	—
Receivable for share redemptions	5,987	11,560	—	—	—
Total assets	10,774,423	17,714,789	77	341	2,107

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,987	11,060	—	—	—
Contract terminations	—	500	—	—	—
Payable for investments purchased	3,823	978	—	—	—
Total liabilities	9,810	12,538	—	—	—
Net assets applicable to Variable Life contracts in accumulation period	10,764,609	17,702,248	—	253	2,031
Net assets applicable to seed money	4	3	77	88	76
Total net assets	$10,764,613	$17,702,251	$77	$341	$2,107
(1) Investment shares	684,337	1,123,952	7	38	422
(2) Investments, at cost	$9,546,754	$13,978,012	$81	$377	$3,098

See accompanying notes to financial statements.

22	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2
Assets
Investments, at fair value(1),(2)	$706,248	$78,988	$540,177	$829,423	$5,244
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	29	—	—	—	9
Receivable for share redemptions	490	—	391	589	—
Total assets	706,767	78,988	540,568	830,012	5,253

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	456	—	373	544	—
Contract terminations	34	—	18	45	—
Payable for investments purchased	29	—	—	—	9
Total liabilities	519	—	391	589	9
Net assets applicable to Variable Life contracts in accumulation period	706,245	78,987	540,153	829,410	5,243
Net assets applicable to seed money	3	1	24	13	1
Total net assets	$706,248	$78,988	$540,177	$829,423	$5,244
(1) Investment shares	139,575	7,148	43,180	66,301	589
(2) Investments, at cost	$1,017,951	$84,606	$513,473	$776,220	$6,002

Dec. 31, 2015 (continued)	VP EV Floating Rate Inc, Cl 2	VP MS Adv, Cl 2	VP Oppen Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$19,046	$682	$56,650	$3,830	$17,034
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	44	—	—	—	—
Receivable for share redemptions	—	—	—	—	—
Total assets	19,090	682	56,650	3,830	17,034

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	44	—	—	—	—
Total liabilities	44	—	—	—	—
Net assets applicable to Variable Life contracts in accumulation period	19,045	667	56,649	3,753	17,033
Net assets applicable to seed money	1	15	1	77	1
Total net assets	$19,046	$682	$56,650	$3,830	$17,034
(1) Investment shares	2,496	35	5,004	356	941
(2) Investments, at cost	$20,337	$610	$60,460	$3,869	$18,378

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	23

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Assets
Investments, at fair value(1),(2)	$9,012	$33,373	$23,056,772	$37,962,055	$26,389,815
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	963	17,091	9,914
Receivable for share redemptions	—	—	14,070	24,243	15,849
Total assets	9,012	33,373	23,071,805	38,003,389	26,415,578

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	14,070	24,243	15,743
Contract terminations	—	—	—	—	106
Payable for investments purchased	—	—	963	17,091	9,914
Total liabilities	—	—	15,033	41,334	25,763
Net assets applicable to Variable Life contracts in accumulation period	9,011	33,372	23,056,768	37,962,052	26,389,811
Net assets applicable to seed money	1	1	4	3	4
Total net assets	$9,012	$33,373	$23,056,772	$37,962,055	$26,389,815
(1) Investment shares	440	1,818	1,619,155	2,662,136	1,759,321
(2) Investments, at cost	$8,328	$34,442	$20,584,276	$30,637,916	$23,476,434

Dec. 31, 2015 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi- Mgr Div Inc, Cl 2
Assets
Investments, at fair value(1),(2)	$55,726,688	$2,568,400	$5,025,947	$42,993	$13,682
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	5,108	170	105	18	—
Receivable for share redemptions	35,446	1,642	3,374	—	6
Total assets	55,767,242	2,570,212	5,029,426	43,011	13,688

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	35,064	1,642	3,374	—	6
Contract terminations	382	—	—	—	—
Payable for investments purchased	5,108	170	105	18	—
Total liabilities	40,554	1,812	3,479	18	6
Net assets applicable to Variable Life contracts in accumulation period	55,726,685	2,568,386	5,025,944	42,992	13,387
Net assets applicable to seed money	3	14	3	1	295
Total net assets	$55,726,688	$2,568,400	$5,025,947	$42,993	$13,682
(1) Investment shares	3,710,166	192,246	375,631	4,897	1,443
(2) Investments, at cost	$44,059,456	$2,327,493	$4,284,985	$47,577	$14,151

See accompanying notes to financial statements.

24	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	VP Multi-Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$1,169	$1,992	$9,841	$1,214	$107
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	1	—	—	—	—
Total assets	1,170	1,992	9,841	1,214	107

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	1	—	—	—	—
Net assets applicable to Variable Life contracts in accumulation period	803	1,979	9,840	1,200	94
Net assets applicable to seed money	366	13	1	14	13
Total net assets	$1,169	$1,992	$9,841	$1,214	$107
(1) Investment shares	124	118	481	71	5
(2) Investments, at cost	$1,215	$2,061	$9,399	$1,258	$111

Dec. 31, 2015 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3
Assets
Investments, at fair value(1),(2)	$608,687	$15,807	$73	$27	$364,481
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	60	—	—	—	—
Receivable for share redemptions	346	—	—	—	828
Total assets	609,093	15,807	73	27	365,309

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	346	—	—	—	254
Contract terminations	—	—	—	—	574
Payable for investments purchased	60	—	—	—	—
Total liabilities	406	—	—	—	828
Net assets applicable to Variable Life contracts in accumulation period	608,684	15,806	—	12	364,454
Net assets applicable to seed money	3	1	73	15	27
Total net assets	$608,687	$15,807	$73	$27	$364,481
(1) Investment shares	29,491	1,516	8	2	23,698
(2) Investments, at cost	$531,513	$17,305	$79	$26	$268,738

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	25

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	VP TCW Core Plus Bond, Cl 2	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl
Assets
Investments, at fair value(1),(2)	$77	$7,533	$188,730	$181	$4,955,324
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	52	—	100
Receivable for share redemptions	—	—	115	—	3,158
Total assets	77	7,533	188,897	181	4,958,582

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	115	—	3,023
Contract terminations	—	—	—	—	135
Payable for investments purchased	—	—	52	—	100
Total liabilities	—	—	167	—	3,258
Net assets applicable to Variable Life contracts in accumulation period	—	7,532	188,715	106	4,955,321
Net assets applicable to seed money	77	1	15	75	3
Total net assets	$77	$7,533	$188,730	$181	$4,955,324
(1) Investment shares	7	407	10,114	18	188,272
(2) Investments, at cost	$77	$7,318	$163,928	$183	$5,581,121

Dec. 31, 2015 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$5,662,877	$472,935	$1,073,029	$900,732	$775,374
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	533	—	100	46	33
Receivable for share redemptions	3,144	249	635	515	418
Total assets	5,666,554	473,184	1,073,764	901,293	775,825

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,144	249	633	515	418
Contract terminations	—	—	2	—	—
Payable for investments purchased	533	—	100	46	33
Total liabilities	3,677	249	735	561	451
Net assets applicable to Variable Life contracts in accumulation period	5,662,874	472,935	1,072,950	900,613	775,374
Net assets applicable to seed money	3	—	79	119	—
Total net assets	$5,662,877	$472,935	$1,073,029	$900,732	$775,374
(1) Investment shares	178,358	25,606	221,700	35,957	90,581
(2) Investments, at cost	$5,952,000	$404,238	$1,087,316	$794,839	$819,082

See accompanying notes to financial statements.

26	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Assets and Liabilities

Dec. 31, 2015 (continued)	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$70
Dividends receivable	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—
Receivable for share redemptions	—
Total assets	70

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—
Contract terminations	—
Payable for investments purchased	—
Total liabilities	—
Net assets applicable to Variable Life contracts in accumulation period	—
Net assets applicable to seed money	70
Total net assets	$70
(1) Investment shares	10
(2) Investments, at cost	$82

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	27

Statements of Operations

Year ended Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$3	$27,900	$75,115	$—	$2,192
Variable account expenses	1	16,011	22,868	1,307	1,714
Investment income (loss) — net	2	11,889	52,247	(1,307)	478

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1	630,029	805,224	54,509	33,390
Cost of investments sold	1	485,698	836,289	44,963	43,016
Net realized gain (loss) on sales of investments	—	144,331	(31,065)	9,546	(9,626)
Distributions from capital gains	7	—	—	18,071	5,810
Net change in unrealized appreciation or depreciation of investments	(15)	(140,228)	35,634	(10,278)	(110,902)
Net gain (loss) on investments	(8)	4,103	4,569	17,339	(114,718)
Net increase (decrease) in net assets resulting from operations	$(6)	$15,992	$56,816	$16,032	$(114,240)

Year ended Dec. 31, 2015 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Investment income
Dividend income	$3,288	$1,179	$85,685	$40,046	$5,343
Variable account expenses	6,206	4,074	29,177	14,141	1,971
Investment income (loss) — net	(2,918)	(2,895)	56,508	25,905	3,372

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	118,335	137,145	533,175	780,105	38,523
Cost of investments sold	94,529	114,178	393,022	597,229	41,274
Net realized gain (loss) on sales of investments	23,806	22,967	140,153	182,876	(2,751)
Distributions from capital gains	—	—	—	—	31,459
Net change in unrealized appreciation or depreciation of investments	(17,461)	(20,129)	(374,095)	(310,053)	(46,623)
Net gain (loss) on investments	6,345	2,838	(233,942)	(127,177)	(17,915)
Net increase (decrease) in net assets resulting from operations	$3,427	$(57)	$(177,434)	$(101,272)	$(14,543)

Year ended Dec. 31, 2015 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2
Investment income
Dividend income	$495	$—	$—	$301	$—
Variable account expenses	3,273	135,447	—	20,630	—
Investment income (loss) — net	(2,778)	(135,447)	—	(20,329)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	90,225	1,488,026	162	1,249,690	4
Cost of investments sold	83,686	1,002,570	162	1,249,625	5
Net realized gain (loss) on sales of investments	6,539	485,456	—	65	(1)
Distributions from capital gains	1,780	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(17,814)	(214,121)	—	(64)	(114)
Net gain (loss) on investments	(9,495)	271,335	—	1	(115)
Net increase (decrease) in net assets resulting from operations	$(12,273)	$135,888	$—	$(20,328)	$(115)

See accompanying notes to financial statements.

28	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Col VP Contrarian Core, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
Investment income
Dividend income	$—	$1	$—	$—	$—
Variable account expenses	—	—	—	—	91,393
Investment income (loss) — net	—	1	—	—	(91,393)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	350	—	—	1,747	3,281,216
Cost of investments sold	344	—	—	1,659	2,313,093
Net realized gain (loss) on sales of investments	6	—	—	88	968,123
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	47	(1)	(10)	(376)	(1,308,632)
Net gain (loss) on investments	53	(1)	(10)	(288)	(340,509)
Net increase (decrease) in net assets resulting from operations	$53	$—	$(10)	$(288)	$(431,902)

Year ended Dec. 31, 2015 (continued)	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
Investment income
Dividend income	$2	$57	$3,337	$—	$—
Variable account expenses	—	—	19,401	—	14,323
Investment income (loss) — net	2	57	(16,064)	—	(14,323)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	—	7,113	480,824	445	544,099
Cost of investments sold	—	7,528	476,396	486	620,497
Net realized gain (loss) on sales of investments	—	(415)	4,428	(41)	(76,398)
Distributions from capital gains	—	1,276	73,039	554	166,196
Net change in unrealized appreciation or depreciation of investments	(3)	(7,109)	(318,176)	(1,478)	(212,059)
Net gain (loss) on investments	(3)	(6,248)	(240,709)	(965)	(122,261)
Net increase (decrease) in net assets resulting from operations	$(1)	$(6,191)	$(256,773)	$(965)	$(136,584)

Year ended Dec. 31, 2015 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Investment income
Dividend income	$2,744	$190,324	$33,929	$72,172	$12
Variable account expenses	—	21,262	2,978	6,000	—
Investment income (loss) — net	2,744	169,062	30,951	66,172	12

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,535	924,412	150,961	168,240	211
Cost of investments sold	3,549	897,190	156,563	182,400	212
Net realized gain (loss) on sales of investments	(14)	27,222	(5,602)	(14,160)	(1)
Distributions from capital gains	—	—	3,318	7,013	3
Net change in unrealized appreciation or depreciation of investments	(4,588)	(249,628)	(34,505)	(72,251)	(16)
Net gain (loss) on investments	(4,602)	(222,406)	(36,789)	(79,398)	(14)
Net increase (decrease) in net assets resulting from operations	$(1,858)	$(53,344)	$(5,838)	$(13,226)	$(2)

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	29

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Investment income
Dividend income	$104,898	$45	$—	$—	$—
Variable account expenses	58,419	—	—	16,334	43,782
Investment income (loss) — net	46,479	45	—	(16,334)	(43,782)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,834,306	1,589	525	379,877	1,299,856
Cost of investments sold	1,887,246	1,547	481	240,763	870,142
Net realized gain (loss) on sales of investments	(52,940)	42	44	139,114	429,714
Distributions from capital gains	23,898	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(56,909)	(292)	24	45,722	(371,182)
Net gain (loss) on investments	(85,951)	(250)	68	184,836	58,532
Net increase (decrease) in net assets resulting from operations	$(39,472)	$(205)	$68	$168,502	$14,750

Year ended Dec. 31, 2015 (continued)	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2
Investment income
Dividend income	$—	$—	$10,287	$—	$—
Variable account expenses	—	210,306	614	226	158
Investment income (loss) — net	—	(210,306)	9,673	(226)	(158)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,422	2,471,303	42,327	41,980	898
Cost of investments sold	3,224	1,436,259	43,544	41,131	914
Net realized gain (loss) on sales of investments	198	1,035,044	(1,217)	849	(16)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(939)	(823,714)	(17,197)	(39)	(1,156)
Net gain (loss) on investments	(741)	211,330	(18,414)	810	(1,172)
Net increase (decrease) in net assets resulting from operations	$(741)	$1,024	$(8,741)	$584	$(1,330)

Year ended Dec. 31, 2015 (continued)	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	11,401	2,140	—	3,518	—
Investment income (loss) — net	(11,401)	(2,140)	—	(3,518)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	19,737	111,651	466	144,925	6,227
Cost of investments sold	19,436	111,555	408	102,173	5,955
Net realized gain (loss) on sales of investments	301	96	58	42,752	272
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(47,200)	(21,283)	179	(13,769)	(790)
Net gain (loss) on investments	(46,899)	(21,187)	237	28,983	(518)
Net increase (decrease) in net assets resulting from operations	$(58,300)	$(23,327)	$237	$25,465	$(518)

See accompanying notes to financial statements.

30	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Investment income
Dividend income	$—	$24	$60,968	$—	$—
Variable account expenses	5,090	—	57,061	—	2,697
Investment income (loss) — net	(5,090)	24	3,907	—	(2,697)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	157,797	586	635,251	1,874	122,352
Cost of investments sold	119,106	602	444,311	1,792	99,343
Net realized gain (loss) on sales of investments	38,691	(16)	190,940	82	23,009
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(69,641)	(210)	76,703	(1,027)	(43,216)
Net gain (loss) on investments	(30,950)	(226)	267,643	(945)	(20,207)
Net increase (decrease) in net assets resulting from operations	$(36,040)	$(202)	$271,550	$(945)	$(22,904)

Year ended Dec. 31, 2015 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2
Investment income
Dividend income	$—	$—	$2,141	$—	$8
Variable account expenses	—	7,972	—	—	—
Investment income (loss) — net	—	(7,972)	2,141	—	8

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,594	337,144	838	194	21
Cost of investments sold	7,386	237,293	949	189	21
Net realized gain (loss) on sales of investments	208	99,851	(111)	5	—
Distributions from capital gains	—	—	728	—	1
Net change in unrealized appreciation or depreciation of investments	(880)	(130,732)	(2,921)	(547)	(7)
Net gain (loss) on investments	(672)	(30,881)	(2,304)	(542)	(6)
Net increase (decrease) in net assets resulting from operations	$(672)	$(38,853)	$(163)	$(542)	$2

Year ended Dec. 31, 2015 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Investment income
Dividend income	$52,039	$—	$2,205	$36,880	$33,878
Variable account expenses	12,472	3,138	611	8,414	31,327
Investment income (loss) — net	39,567	(3,138)	1,594	28,466	2,551

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	564,682	101,852	12,852	262,569	687,528
Cost of investments sold	547,423	163,710	13,549	266,157	535,005
Net realized gain (loss) on sales of investments	17,259	(61,858)	(697)	(3,588)	152,523
Distributions from capital gains	4,201	—	177	—	370,140
Net change in unrealized appreciation or depreciation of investments	(49,230)	(51,475)	(10,479)	(42,165)	(541,748)
Net gain (loss) on investments	(27,770)	(113,333)	(10,999)	(45,753)	(19,085)
Net increase (decrease) in net assets resulting from operations	$11,797	$(116,471)	$(9,405)	$(17,287)	$(16,534)
See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	31

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Investment income
Dividend income	$82,276	$37,495	$26,071	$11,729	$17,713
Variable account expenses	27,613	11,730	47,189	30,527	9,557
Investment income (loss) — net	54,663	25,765	(21,118)	(18,798)	8,156

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	439,208	605,846	743,932	1,413,864	189,489
Cost of investments sold	320,058	449,564	665,577	1,291,428	167,702
Net realized gain (loss) on sales of investments	119,150	156,282	78,355	122,436	21,787
Distributions from capital gains	208,565	99,209	797,894	551,069	1,395
Net change in unrealized appreciation or depreciation of investments	(500,514)	(336,266)	(985,005)	(755,717)	1,650
Net gain (loss) on investments	(172,799)	(80,775)	(108,756)	(82,212)	24,832
Net increase (decrease) in net assets resulting from operations	$(118,136)	$(55,010)	$(129,874)	$(101,010)	$32,988

Year ended Dec. 31, 2015 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Investment income
Dividend income	$12,189	$268	$87,672	$4,478	$56,105
Variable account expenses	7,134	—	18,206	869	14,139
Investment income (loss) — net	5,055	268	69,466	3,609	41,966

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	258,016	—	767,376	29,918	563,599
Cost of investments sold	233,301	—	806,814	31,148	454,108
Net realized gain (loss) on sales of investments	24,715	—	(39,438)	(1,230)	109,491
Distributions from capital gains	1,079	23	—	—	123,791
Net change in unrealized appreciation or depreciation of investments	(5,002)	(388)	(35,261)	(9,651)	(376,427)
Net gain (loss) on investments	20,792	(365)	(74,699)	(10,881)	(143,145)
Net increase (decrease) in net assets resulting from operations	$25,847	$(97)	$(5,233)	$(7,272)	$(101,179)

Year ended Dec. 31, 2015 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Investment income
Dividend income	$15,108	$3,692	$25,424	$606	$1,158
Variable account expenses	16,156	303	45,589	201	2,764
Investment income (loss) — net	(1,048)	3,389	(20,165)	405	(1,606)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	731,705	12,457	1,261,242	1,600	40,406
Cost of investments sold	628,643	13,222	1,143,345	1,665	35,545
Net realized gain (loss) on sales of investments	103,062	(765)	117,897	(65)	4,861
Distributions from capital gains	347,466	240	459,928	49	49,157
Net change in unrealized appreciation or depreciation of investments	(640,016)	(6,148)	(1,211,869)	(1,981)	(61,807)
Net gain (loss) on investments	(189,488)	(6,673)	(634,044)	(1,997)	(7,789)
Net increase (decrease) in net assets resulting from operations	$(190,536)	$(3,284)	$(654,209)	$(1,592)	$(9,395)

See accompanying notes to financial statements.

32	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Operations

Year ended Dec. 31, 2015 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Investment income
Dividend income	$32,231	$—	$—	$2,984	$5,214
Variable account expenses	15,872	3,329	5,996	392	2,532
Investment income (loss) — net	16,359	(3,329)	(5,996)	2,592	2,682

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	747,581	141,963	332,785	7,396	81,680
Cost of investments sold	547,664	109,869	240,284	8,125	62,278
Net realized gain (loss) on sales of investments	199,917	32,094	92,501	(729)	19,402
Distributions from capital gains	144,708	2,847	4,762	6,728	861
Net change in unrealized appreciation or depreciation of investments	(391,993)	(8,824)	(57,955)	(14,652)	(45,286)
Net gain (loss) on investments	(47,368)	26,117	39,308	(8,653)	(25,023)
Net increase (decrease) in net assets resulting from operations	$(31,009)	$22,788	$33,312	$(6,061)	$(22,341)

Year ended Dec. 31, 2015 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
Investment income
Dividend income	$125,174	$11,727	$15,965	$—	$—
Variable account expenses	96,483	4,828	8,342	3,119	2,092
Investment income (loss) — net	28,691	6,899	7,623	(3,119)	(2,092)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,296,394	135,896	206,059	46,379	125,922
Cost of investments sold	816,040	105,882	175,105	33,971	90,259
Net realized gain (loss) on sales of investments	480,354	30,014	30,954	12,408	35,663
Distributions from capital gains	1,144,721	—	—	34,957	22,370
Net change in unrealized appreciation or depreciation of investments	(2,380,792)	(30,364)	(85,341)	(41,727)	(53,947)
Net gain (loss) on investments	(755,717)	(350)	(54,387)	5,638	4,086
Net increase (decrease) in net assets resulting from operations	$(727,026)	$6,549	$(46,764)	$2,519	$1,994

Year ended Dec. 31, 2015 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
Investment income
Dividend income	$—	$1,346	$2,860	$4	$1
Variable account expenses	3,129	1,109	3,279	—	—
Investment income (loss) — net	(3,129)	237	(419)	4	1

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	82,863	117,239	66,447	87	34
Cost of investments sold	69,725	142,576	45,634	88	35
Net realized gain (loss) on sales of investments	13,138	(25,337)	20,813	(1)	(1)
Distributions from capital gains	40,810	64,613	60,460	1	5
Net change in unrealized appreciation or depreciation of investments	(28,268)	(72,738)	(62,946)	(6)	(10)
Net gain (loss) on investments	25,680	(33,462)	18,327	(6)	(6)
Net increase (decrease) in net assets resulting from operations	$22,551	$(33,225)	$17,908	$(2)	$(5)

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	33

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl(1)
Investment income
Dividend income	$—	$2,448	$13,339	$—	$8,658
Variable account expenses	8,081	4,337	17,676	438	9,590
Investment income (loss) — net	(8,081)	(1,889)	(4,337)	(438)	(932)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	167,494	121,509	625,143	10,549	412,469
Cost of investments sold	116,351	96,330	785,714	11,169	420,686
Net realized gain (loss) on sales of investments	51,143	25,179	(160,571)	(620)	(8,217)
Distributions from capital gains	160,427	99,863	80,323	1,303	109,324
Net change in unrealized appreciation or depreciation of investments	(159,999)	(99,445)	(163,109)	(1,179)	(138,034)
Net gain (loss) on investments	51,571	25,597	(243,357)	(496)	(36,927)
Net increase (decrease) in net assets resulting from operations	$43,490	$23,708	$(247,694)	$(934)	$(37,859)

(1) For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.

Year ended Dec. 31, 2015 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S
Investment income
Dividend income	$—	$67,086	$10,903	$—	$—
Variable account expenses	10,775	12,236	3,951	1,944	1
Investment income (loss) — net	(10,775)	54,850	6,952	(1,944)	(1)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	276,087	546,475	77,102	71,331	1,145
Cost of investments sold	277,676	516,754	66,458	73,617	1,132
Net realized gain (loss) on sales of investments	(1,589)	29,721	10,644	(2,286)	13
Distributions from capital gains	52,566	117,744	—	42,501	7
Net change in unrealized appreciation or depreciation of investments	(78,638)	(472,725)	(28,008)	(54,182)	(40)
Net gain (loss) on investments	(27,661)	(325,260)	(17,364)	(13,967)	(20)
Net increase (decrease) in net assets resulting from operations	$(38,436)	$(270,410)	$(10,412)	$(15,911)	$(21)

Year ended Dec. 31, 2015 (continued)	NB AMT Soc Responsive, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Investment income
Dividend income	$22	$10,921	$125,274	$5,698	$40,055
Variable account expenses	—	7,200	17,409	7,229	10,488
Investment income (loss) — net	22	3,721	107,865	(1,531)	29,567

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,905	298,182	479,165	232,333	481,235
Cost of investments sold	2,740	255,339	491,080	214,157	518,214
Net realized gain (loss) on sales of investments	165	42,843	(11,915)	18,176	(36,979)
Distributions from capital gains	619	67,284	—	131,970	—
Net change in unrealized appreciation or depreciation of investments	(870)	(82,526)	(164,489)	(214,616)	(117,887)
Net gain (loss) on investments	(86)	27,601	(176,404)	(64,470)	(154,866)
Net increase (decrease) in net assets resulting from operations	$(64)	$31,322	$(68,539)	$(66,001)	$(125,299)

See accompanying notes to financial statements.

34	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Operations

Year ended Dec. 31, 2015 (continued)	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB
Investment income
Dividend income	$27	$985	$73,499	$35,825	$2,948
Variable account expenses	—	103	7,390	3,682	1,768
Investment income (loss) — net	27	882	66,109	32,143	1,180

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	44	3,331	192,019	56,881	72,537
Cost of investments sold	42	3,356	152,393	59,335	68,234
Net realized gain (loss) on sales of investments	2	(25)	39,626	(2,454)	4,303
Distributions from capital gains	—	255	—	—	—
Net change in unrealized appreciation or depreciation of investments	(55)	(1,306)	(59,016)	(59,899)	(7,587)
Net gain (loss) on investments	(53)	(1,076)	(19,390)	(62,353)	(3,284)
Net increase (decrease) in net assets resulting from operations	$(26)	$(194)	$46,719	$(30,210)	$(2,104)

Year ended Dec. 31, 2015 (continued)	Put VT Multi- Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S
Investment income
Dividend income	$166,578	$9,010	$—	$87,587	$—
Variable account expenses	76,254	3,146	16,112	17,877	62
Investment income (loss) — net	90,324	5,864	(16,112)	69,710	(62)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	847,412	109,699	363,545	301,398	2,063
Cost of investments sold	567,582	78,086	366,568	287,355	2,246
Net realized gain (loss) on sales of investments	279,830	31,613	(3,023)	14,043	(183)
Distributions from capital gains	—	—	122,883	—	14
Net change in unrealized appreciation or depreciation of investments	(439,932)	(41,906)	(423,233)	(333,595)	(3,079)
Net gain (loss) on investments	(160,102)	(10,293)	(303,373)	(319,552)	(3,248)
Net increase (decrease) in net assets resulting from operations	$(69,778)	$(4,429)	$(319,485)	$(249,842)	$(3,310)

Year ended Dec. 31, 2015 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2
Investment income
Dividend income	$—	$—	$2	$48	$828
Variable account expenses	68,105	137,035	—	—	—
Investment income (loss) — net	(68,105)	(137,035)	2	48	828

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,268,637	3,511,239	—	142	233
Cost of investments sold	1,065,410	2,618,073	—	143	285
Net realized gain (loss) on sales of investments	203,227	893,166	—	(1)	(52)
Distributions from capital gains	—	—	—	—	197
Net change in unrealized appreciation or depreciation of investments	(285,799)	(1,026,945)	(2)	(49)	(1,011)
Net gain (loss) on investments	(82,572)	(133,779)	(2)	(50)	(866)
Net increase (decrease) in net assets resulting from operations	$(150,677)	$(270,814)	$—	$(2)	$(38)

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	35

Statements of Operations

Year ended Dec. 31, 2015 (continued)	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2
Investment income
Dividend income	$273,033	$571	$—	$—	$75
Variable account expenses	5,803	—	4,531	7,529	—
Investment income (loss) — net	267,230	571	(4,531)	(7,529)	75

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	194,418	2,023	95,798	543,149	398
Cost of investments sold	223,917	2,240	89,472	488,597	424
Net realized gain (loss) on sales of investments	(29,499)	(217)	6,326	54,552	(26)
Distributions from capital gains	64,670	2,454	—	—	74
Net change in unrealized appreciation or depreciation of investments	(317,691)	(3,558)	(7,034)	(51,966)	(614)
Net gain (loss) on investments	(282,520)	(1,321)	(708)	2,586	(566)
Net increase (decrease) in net assets resulting from operations	$(15,290)	$(750)	$(5,239)	$(4,943)	$(491)

Year ended Dec. 31, 2015 (continued)	VP EV Floating Rate Inc, Cl 2	VP MS Adv, Cl 2	VP Oppen Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2
Investment income
Dividend income	$824	$—	$359	$59	$—
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	824	—	359	59	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	853	87	1,246	453	128
Cost of investments sold	939	78	1,315	454	131
Net realized gain (loss) on sales of investments	(86)	9	(69)	(1)	(3)
Distributions from capital gains	—	—	1,275	10	—
Net change in unrealized appreciation or depreciation of investments	(1,193)	25	(3,118)	(54)	(1,397)
Net gain (loss) on investments	(1,279)	34	(1,912)	(45)	(1,400)
Net increase (decrease) in net assets resulting from operations	$(455)	$34	$(1,553)	$14	$(1,400)

Year ended Dec. 31, 2015 (continued)	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	—	173,922	303,037	192,615
Investment income (loss) — net	—	—	(173,922)	(303,037)	(192,615)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	639	20,420	5,519,162	6,946,272	4,293,202
Cost of investments sold	610	20,046	4,642,555	5,233,798	3,622,153
Net realized gain (loss) on sales of investments	29	374	876,607	1,712,474	671,049
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	556	(1,087)	(993,775)	(1,889,508)	(893,696)
Net gain (loss) on investments	585	(713)	(117,168)	(177,034)	(222,647)
Net increase (decrease) in net assets resulting from operations	$585	$(713)	$(291,090)	$(480,071)	$(415,262)

See accompanying notes to financial statements.

36	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Operations

Year ended Dec. 31, 2015 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi- Mgr Div Inc, Cl 2
Investment income
Dividend income	$—	$—	$—	$1,321	$335
Variable account expenses	447,494	19,794	42,373	—	23
Investment income (loss) — net	(447,494)	(19,794)	(42,373)	1,321	312

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,623,032	565,981	1,190,235	4,417	324
Cost of investments sold	7,825,051	506,317	977,998	4,857	327
Net realized gain (loss) on sales of investments	2,797,981	59,664	212,237	(440)	(3)
Distributions from capital gains	—	—	—	2,819	—
Net change in unrealized appreciation or depreciation of investments	(3,174,352)	(66,160)	(226,142)	(4,234)	(463)
Net gain (loss) on investments	(376,371)	(6,496)	(13,905)	(1,855)	(466)
Net increase (decrease) in net assets resulting from operations	$(823,865)	$(26,290)	$(56,278)	$(534)	$(154)

Year ended Dec. 31, 2015 (continued)	VP Multi-Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
Investment income
Dividend income	$25	$—	$—	$—	$—
Variable account expenses	3	—	—	—	—
Investment income (loss) — net	22	—	—	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	19	—	6,202	167	—
Cost of investments sold	19	—	5,879	158	—
Net realized gain (loss) on sales of investments	—	—	323	9	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(41)	(153)	61	(129)	(10)
Net gain (loss) on investments	(41)	(153)	384	(120)	(10)
Net increase (decrease) in net assets resulting from operations	$(19)	$(153)	$384	$(120)	$(10)

Year ended Dec. 31, 2015 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3
Investment income
Dividend income	$—	$156	$2	$—	$—
Variable account expenses	4,702	—	—	—	3,110
Investment income (loss) — net	(4,702)	156	2	—	(3,110)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	177,933	433	—	100	83,460
Cost of investments sold	118,893	449	—	97	61,246
Net realized gain (loss) on sales of investments	59,040	(16)	—	3	22,214
Distributions from capital gains	—	379	—	—	—
Net change in unrealized appreciation or depreciation of investments	(123,209)	(814)	(5)	(3)	(20,959)
Net gain (loss) on investments	(64,169)	(451)	(5)	—	1,255
Net increase (decrease) in net assets resulting from operations	$(68,871)	$(295)	$(3)	$—	$(1,855)

See	accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	37

Statements of Operations

Year ended Dec. 31, 2015 (continued)	VP TCW Core Plus Bond, Cl 2	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl
Investment income
Dividend income	$—	$—	$—	$1	$74,880
Variable account expenses	—	—	1,190	—	38,310
Investment income (loss) — net	—	—	(1,190)	1	36,570

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	—	1,685	58,384	14	947,533
Cost of investments sold	—	1,536	43,968	14	993,592
Net realized gain (loss) on sales of investments	—	149	14,416	—	(46,059)
Distributions from capital gains	—	—	—	—	446,329
Net change in unrealized appreciation or depreciation of investments	—	(224)	(15,823)	(1)	(466,199)
Net gain (loss) on investments	—	(75)	(1,407)	(1)	(65,929)
Net increase (decrease) in net assets resulting from operations	$—	$(75)	$(2,597)	$—	$(29,359)

Year ended Dec. 31, 2015 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Investment income
Dividend income	$—	$4,667	$44,822	$1,230	$—
Variable account expenses	41,129	3,141	7,907	6,902	5,387
Investment income (loss) — net	(41,129)	1,526	36,915	(5,672)	(5,387)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,183,462	88,389	146,770	246,864	261,091
Cost of investments sold	1,044,241	68,142	134,362	175,101	220,008
Net realized gain (loss) on sales of investments	139,221	20,247	12,408	71,763	41,083
Distributions from capital gains	985,944	—	—	98,478	95,872
Net change in unrealized appreciation or depreciation of investments	(1,148,121)	(19,497)	(37,581)	(200,197)	(161,025)
Net gain (loss) on investments	(22,956)	750	(25,173)	(29,956)	(24,070)
Net increase (decrease) in net assets resulting from operations	$(64,085)	$2,276	$11,742	$(35,628)	$(29,457)

Year ended Dec. 31, 2015 (continued)					WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income					$5
Variable account expenses					—
Investment income (loss) — net					5

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales					195
Cost of investments sold					198
Net realized gain (loss) on sales of investments					(3)
Distributions from capital gains					—
Net change in unrealized appreciation or depreciation of investments					(4)
Net gain (loss) on investments					(7)
Net increase (decrease) in net assets resulting from operations					$(2)

See	accompanying notes to financial statements.

38	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$2	$11,889	$52,247	$(1,307)	$478
Net realized gain (loss) on sales of investments	—	144,331	(31,065)	9,546	(9,626)
Distributions from capital gains	7	—	—	18,071	5,810
Net change in unrealized appreciation or depreciation of investments	(15)	(140,228)	35,634	(10,278)	(110,902)
Net increase (decrease) in net assets resulting from operations	(6)	15,992	56,816	16,032	(114,240)

Contract transactions
Contract purchase payments	—	118,915	268,302	14,885	47,403
Net transfers(1)	—	13,710	(63,817)	155,395	169,124
Transfers for policy loans	—	(19,367)	(10,479)	(2,454)	(816)
Policy charges	—	(45,411)	(108,965)	(8,259)	(6,061)
Contract terminations:
Surrender benefits	—	(9,118)	(76,281)	(936)	(8,837)
Death benefits	—	—	—	—	(559)
Increase (decrease) from contract transactions	—	58,729	8,760	158,631	200,254
Net assets at beginning of year	378	2,286,361	3,163,702	136,825	141,339
Net assets at end of year	$372	$2,361,082	$3,229,278	$311,488	$227,353

Accumulation unit activity
Units outstanding at beginning of year	—	1,103,415	2,062,378	74,613	143,697
Contract purchase payments	—	59,110	166,077	7,933	61,740
Net transfers(1)	—	105,978	(18,110)	77,744	190,844
Transfers for policy loans	—	(9,081)	(6,776)	(1,078)	(638)
Policy charges	—	(23,075)	(68,733)	(3,992)	(7,130)
Contract terminations:
Surrender benefits	—	(4,029)	(46,189)	(442)	(14,253)
Death benefits	—	—	—	—	(789)
Units outstanding at end of year	—	1,232,318	2,088,647	154,778	373,471

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	39

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$(2,918)	$(2,895)	$56,508	$25,905	$3,372
Net realized gain (loss) on sales of investments	23,806	22,967	140,153	182,876	(2,751)
Distributions from capital gains	—	—	—	—	31,459
Net change in unrealized appreciation or depreciation of investments	(17,461)	(20,129)	(374,095)	(310,053)	(46,623)
Net increase (decrease) in net assets resulting from operations	3,427	(57)	(177,434)	(101,272)	(14,543)

Contract transactions
Contract purchase payments	30,904	40,930	204,975	135,263	41,830
Net transfers(1)	9,892	18,642	(51,547)	120,623	243,604
Transfers for policy loans	(5,682)	(1,782)	(71,438)	(7,268)	(454)
Policy charges	(24,915)	(18,044)	(141,128)	(52,561)	(10,221)
Contract terminations:
Surrender benefits	(89,910)	(9,663)	(248,289)	(120,420)	(14,560)
Death benefits	—	—	(7,712)	(769)	(747)
Increase (decrease) from contract transactions	(79,711)	30,083	(315,139)	74,868	259,452
Net assets at beginning of year	867,930	531,043	4,232,852	2,015,787	278,284
Net assets at end of year	$791,646	$561,069	$3,740,279	$1,989,383	$523,193

Accumulation unit activity
Units outstanding at beginning of year	593,784	331,110	1,586,554	1,032,582	252,582
Contract purchase payments	19,105	25,550	78,976	74,238	36,952
Net transfers(1)	7,591	53,662	(19,453)	323,753	240,295
Transfers for policy loans	(4,954)	(1,988)	(28,288)	(4,595)	(391)
Policy charges	(15,477)	(11,828)	(53,778)	(31,728)	(9,095)
Contract terminations:
Surrender benefits	(55,408)	(6,425)	(91,841)	(64,546)	(14,771)
Death benefits	—	—	(2,743)	(329)	(756)
Units outstanding at end of year	544,641	390,081	1,469,427	1,329,375	504,816

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

40	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2
Operations
Investment income (loss) — net	$(2,778)	$(135,447)	$—	$(20,329)	$—
Net realized gain (loss) on sales of investments	6,539	485,456	—	65	(1)
Distributions from capital gains	1,780	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(17,814)	(214,121)	—	(64)	(114)
Net increase (decrease) in net assets resulting from operations	(12,273)	135,888	—	(20,328)	(115)

Contract transactions
Contract purchase payments	26,016	896,143	8,158	575,434	9,740
Net transfers(1)	1,295	295,275	6,053	(217,449)	318
Transfers for policy loans	(18,742)	(93,126)	—	(134,188)	—
Policy charges	(33,076)	(1,034,474)	(1,303)	(286,032)	(13)
Contract terminations:
Surrender benefits	(18,023)	(738,362)	—	(135,657)	—
Death benefits	(2,066)	(18,582)	—	—	—
Increase (decrease) from contract transactions	(44,596)	(693,126)	12,908	(197,892)	10,045
Net assets at beginning of year	466,100	16,005,706	2,760	3,124,482	70
Net assets at end of year	$409,231	$15,448,468	$15,668	$2,906,262	$10,000

Accumulation unit activity
Units outstanding at beginning of year	287,003	9,997,848	760	3,025,303	16
Contract purchase payments	15,429	555,650	8,157	567,496	16,301
Net transfers(1)	(2,592)	163,597	6,053	(183,047)	492
Transfers for policy loans	(12,756)	(57,981)	—	(135,369)	—
Policy charges	(21,497)	(645,660)	(1,303)	(277,145)	(19)
Contract terminations:
Surrender benefits	(11,358)	(455,342)	—	(132,068)	—
Death benefits	(1,399)	(11,773)	—	—	—
Units outstanding at end of year	252,830	9,546,339	13,667	2,865,170	16,790

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	41

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Contrarian Core, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
Operations
Investment income (loss) — net	$—	$1	$—	$—	$(91,393)
Net realized gain (loss) on sales of investments	6	—	—	88	968,123
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	47	(1)	(10)	(376)	(1,308,632)
Net increase (decrease) in net assets resulting from operations	53	—	(10)	(288)	(431,902)

Contract transactions
Contract purchase payments	4,025	—	38	4,538	702,874
Net transfers(1)	4,553	—	578	3,600	(762,004)
Transfers for policy loans	—	—	—	(1,324)	(190,258)
Policy charges	(540)	—	—	(346)	(511,706)
Contract terminations:
Surrender benefits	(13)	—	—	(14)	(723,218)
Death benefits	—	—	—	—	(1,706)
Increase (decrease) from contract transactions	8,025	—	616	6,454	(1,486,018)
Net assets at beginning of year	1,805	78	10	3,114	13,273,818
Net assets at end of year	$9,883	$78	$616	$9,280	$11,355,898

Accumulation unit activity
Units outstanding at beginning of year	1,451	—	—	2,244	5,647,415
Contract purchase payments	3,176	—	39	3,228	305,993
Net transfers(1)	3,586	—	578	2,631	(176,597)
Transfers for policy loans	—	—	—	(931)	(80,486)
Policy charges	(429)	—	—	(255)	(223,989)
Contract terminations:
Surrender benefits	—	—	—	—	(307,110)
Death benefits	—	—	—	—	(697)
Units outstanding at end of year	7,784	—	617	6,917	5,164,529

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

42	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
Operations
Investment income (loss) — net	$2	$57	$(16,064)	$—	$(14,323)
Net realized gain (loss) on sales of investments	—	(415)	4,428	(41)	(76,398)
Distributions from capital gains	—	1,276	73,039	554	166,196
Net change in unrealized appreciation or depreciation of investments	(3)	(7,109)	(318,176)	(1,478)	(212,059)
Net increase (decrease) in net assets resulting from operations	(1)	(6,191)	(256,773)	(965)	(136,584)

Contract transactions
Contract purchase payments	—	26,234	208,731	3,442	123,363
Net transfers(1)	—	23,515	(11,745)	16,031	(79,101)
Transfers for policy loans	—	—	(23,139)	—	(38,845)
Policy charges	—	(6,088)	(93,988)	(705)	(77,117)
Contract terminations:
Surrender benefits	—	(675)	(125,312)	(2)	(51,185)
Death benefits	—	—	(2,555)	—	—
Increase (decrease) from contract transactions	—	42,986	(48,008)	18,766	(122,885)
Net assets at beginning of year	74	34,464	2,691,552	4,956	2,083,437
Net assets at end of year	$73	$71,259	$2,386,771	$22,757	$1,823,968

Accumulation unit activity
Units outstanding at beginning of year	—	33,621	1,075,943	5,312	1,326,234
Contract purchase payments	—	25,770	82,373	3,754	83,306
Net transfers(1)	—	23,721	61,043	17,706	58,336
Transfers for policy loans	—	—	(9,326)	—	(26,002)
Policy charges	—	(6,034)	(37,678)	(768)	(50,573)
Contract terminations:
Surrender benefits	—	(640)	(46,449)	—	(33,523)
Death benefits	—	—	(893)	—	—
Units outstanding at end of year	—	76,438	1,125,013	26,004	1,357,778

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	43

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Operations
Investment income (loss) — net	$2,744	$169,062	$30,951	$66,172	$12
Net realized gain (loss) on sales of investments	(14)	27,222	(5,602)	(14,160)	(1)
Distributions from capital gains	—	—	3,318	7,013	3
Net change in unrealized appreciation or depreciation of investments	(4,588)	(249,628)	(34,505)	(72,251)	(16)
Net increase (decrease) in net assets resulting from operations	(1,858)	(53,344)	(5,838)	(13,226)	(2)

Contract transactions
Contract purchase payments	15,059	156,279	47,039	29,606	295
Net transfers(1)	32,908	(13,217)	(37,611)	(11,636)	—
Transfers for policy loans	—	(30,514)	(7,890)	(7,635)	—
Policy charges	(3,584)	(120,213)	(11,970)	(21,005)	(89)
Contract terminations:
Surrender benefits	(1)	(120,565)	(32,334)	(36,996)	—
Death benefits	—	(1,649)	—	(9,151)	—
Increase (decrease) from contract transactions	44,382	(129,879)	(42,766)	(56,817)	206
Net assets at beginning of year	32,878	3,161,562	373,347	814,598	934
Net assets at end of year	$75,402	$2,978,339	$324,743	$744,555	$1,138

Accumulation unit activity
Units outstanding at beginning of year	29,220	1,452,330	402,863	468,794	832
Contract purchase payments	13,162	74,945	49,612	16,225	284
Net transfers(1)	28,722	175,239	(38,923)	(8,027)	—
Transfers for policy loans	—	(13,430)	(8,152)	(4,287)	—
Policy charges	(3,136)	(54,358)	(12,731)	(12,164)	(86)
Contract terminations:
Surrender benefits	—	(51,279)	(34,701)	(21,112)	—
Death benefits	—	(681)	—	(5,157)	—
Units outstanding at end of year	67,968	1,582,766	357,968	434,272	1,030

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

44	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$46,479	$45	$—	$(16,334)	$(43,782)
Net realized gain (loss) on sales of investments	(52,940)	42	44	139,114	429,714
Distributions from capital gains	23,898	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(56,909)	(292)	24	45,722	(371,182)
Net increase (decrease) in net assets resulting from operations	(39,472)	(205)	68	168,502	14,750

Contract transactions
Contract purchase payments	520,883	3,521	7,065	125,956	395,612
Net transfers(1)	(193,815)	2,347	3,121	69,499	226,977
Transfers for policy loans	(20,249)	—	—	(1,132)	(141,201)
Policy charges	(463,040)	(1,502)	(495)	(69,556)	(169,711)
Contract terminations:
Surrender benefits	(334,572)	(451)	(15)	(99,853)	(230,740)
Death benefits	(5,143)	—	—	—	—
Increase (decrease) from contract transactions	(495,936)	3,915	9,676	24,914	80,937
Net assets at beginning of year	8,198,097	10,747	2,710	2,075,050	6,328,258
Net assets at end of year	$7,662,689	$14,457	$12,454	$2,268,466	$6,423,945

Accumulation unit activity
Units outstanding at beginning of year	5,140,508	9,123	1,847	1,612,716	3,367,414
Contract purchase payments	324,832	2,801	4,349	94,851	216,048
Net transfers(1)	105,642	1,949	1,969	11,662	190,456
Transfers for policy loans	(11,520)	—	—	(1,564)	(81,983)
Policy charges	(286,745)	(1,232)	(319)	(53,493)	(90,194)
Contract terminations:
Surrender benefits	(214,360)	(366)	—	(73,476)	(110,309)
Death benefits	(3,008)	—	—	—	—
Units outstanding at end of year	5,055,349	12,275	7,846	1,590,696	3,491,432

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	45

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$—	$(210,306)	$9,673	$(226)	$(158)
Net realized gain (loss) on sales of investments	198	1,035,044	(1,217)	849	(16)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(939)	(823,714)	(17,197)	(39)	(1,156)
Net increase (decrease) in net assets resulting from operations	(741)	1,024	(8,741)	584	(1,330)

Contract transactions
Contract purchase payments	19,284	1,358,599	36,277	1,389	4,648
Net transfers(1)	63,099	(114,220)	225,566	(12,867)	27,523
Transfers for policy loans	—	(158,963)	20	1	—
Policy charges	(3,398)	(1,496,420)	(1,722)	(178)	(746)
Contract terminations:
Surrender benefits	1	(1,143,584)	(3,660)	(10)	(10)
Death benefits	—	(37,546)	—	—	—
Increase (decrease) from contract transactions	78,986	(1,592,134)	256,481	(11,665)	31,415
Net assets at beginning of year	20,888	25,703,972	33,442	40,613	50
Net assets at end of year	$99,133	$24,112,862	$281,182	$29,532	$30,135

Accumulation unit activity
Units outstanding at beginning of year	13,951	18,336,293	32,615	40,231	—
Contract purchase payments	12,592	962,739	35,996	1,375	4,510
Net transfers(1)	41,498	(161,551)	238,967	(11,650)	26,857
Transfers for policy loans	—	(102,640)	21	1	—
Policy charges	(2,241)	(1,092,534)	(1,818)	(174)	(744)
Contract terminations:
Surrender benefits	—	(794,163)	(3,562)	—	—
Death benefits	—	(28,764)	—	—	—
Units outstanding at end of year	65,800	17,119,380	302,219	29,783	30,623

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

46	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
Operations
Investment income (loss) — net	$(11,401)	$(2,140)	$—	$(3,518)	$—
Net realized gain (loss) on sales of investments	301	96	58	42,752	272
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(47,200)	(21,283)	179	(13,769)	(790)
Net increase (decrease) in net assets resulting from operations	(58,300)	(23,327)	237	25,465	(518)

Contract transactions
Contract purchase payments	32,171	24,195	1,590	40,999	7,594
Net transfers(1)	89,205	457,396	13	7,325	(2,330)
Transfers for policy loans	(374)	—	—	(3,744)	—
Policy charges	(11,236)	(12,433)	(405)	(17,093)	(1,476)
Contract terminations:
Surrender benefits	48	(13,617)	(15)	(36,912)	1
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	109,814	455,541	1,183	(9,425)	3,789
Net assets at beginning of year	1,266,105	151,808	4,849	517,160	7,802
Net assets at end of year	$1,317,619	$584,022	$6,269	$533,200	$11,073

Accumulation unit activity
Units outstanding at beginning of year	1,256,973	150,300	3,477	225,422	4,918
Contract purchase payments	31,715	23,946	1,068	16,886	4,821
Net transfers(1)	87,078	446,267	9	(3,387)	(1,443)
Transfers for policy loans	(365)	—	—	(880)	—
Policy charges	(11,172)	(12,325)	(275)	(7,036)	(943)
Contract terminations:
Surrender benefits	—	(13,204)	—	(14,106)	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	1,364,229	594,984	4,279	216,899	7,353

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	47

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$(5,090)	$24	$3,907	$—	$(2,697)
Net realized gain (loss) on sales of investments	38,691	(16)	190,940	82	23,009
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(69,641)	(210)	76,703	(1,027)	(43,216)
Net increase (decrease) in net assets resulting from operations	(36,040)	(202)	271,550	(945)	(22,904)

Contract transactions
Contract purchase payments	45,062	4,176	372,482	6,573	35,896
Net transfers(1)	(73,613)	2,632	(81,060)	1,736	(60,922)
Transfers for policy loans	(1,037)	—	(6,030)	—	(1,205)
Policy charges	(21,538)	(392)	(367,927)	(2,466)	(9,599)
Contract terminations:
Surrender benefits	(3,367)	(90)	(201,250)	(445)	(3,311)
Death benefits	(409)	—	(1,309)	—	(42)
Increase (decrease) from contract transactions	(54,902)	6,326	(285,094)	5,398	(39,183)
Net assets at beginning of year	687,770	990	6,317,589	16,165	454,829
Net assets at end of year	$596,828	$7,114	$6,304,045	$20,618	$392,742

Accumulation unit activity
Units outstanding at beginning of year	376,487	780	6,516,329	10,372	216,386
Contract purchase payments	25,920	3,228	351,735	4,318	21,218
Net transfers(1)	(38,640)	2,162	(122,079)	1,151	(31,506)
Transfers for policy loans	10	—	(11,392)	—	(517)
Policy charges	(12,267)	(315)	(359,962)	(1,611)	(5,151)
Contract terminations:
Surrender benefits	(1,102)	—	(189,144)	(282)	(1,980)
Death benefits	(251)	—	(1,257)	—	(26)
Units outstanding at end of year	350,157	5,855	6,184,230	13,948	198,424

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

48	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2
Operations
Investment income (loss) — net	$—	$(7,972)	$2,141	$—	$8
Net realized gain (loss) on sales of investments	208	99,851	(111)	5	—
Distributions from capital gains	—	—	728	—	1
Net change in unrealized appreciation or depreciation of investments	(880)	(130,732)	(2,921)	(547)	(7)
Net increase (decrease) in net assets resulting from operations	(672)	(38,853)	(163)	(542)	2

Contract transactions
Contract purchase payments	12,290	80,005	3,400	3,170	219
Net transfers(1)	(1,692)	(92,793)	—	27	—
Transfers for policy loans	—	(4,427)	—	—	—
Policy charges	(1,871)	(38,655)	(727)	(514)	(28)
Contract terminations:
Surrender benefits	(220)	(33,338)	(84)	(15)	—
Death benefits	—	(1,172)	—	—	—
Increase (decrease) from contract transactions	8,507	(90,380)	2,589	2,668	191
Net assets at beginning of year	6,498	1,227,109	4,655	4,981	201
Net assets at end of year	$14,333	$1,097,876	$7,081	$7,107	$394

Accumulation unit activity
Units outstanding at beginning of year	4,018	452,519	4,359	3,427	119
Contract purchase payments	7,328	29,377	3,202	2,156	208
Net transfers(1)	(935)	(35,880)	—	19	—
Transfers for policy loans	—	(1,092)	—	—	—
Policy charges	(1,130)	(14,058)	(685)	(354)	(26)
Contract terminations:
Surrender benefits	(123)	(11,596)	—	—	—
Death benefits	—	(488)	—	—	—
Units outstanding at end of year	9,158	418,782	6,876	5,248	301

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	49

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$39,567	$(3,138)	$1,594	$28,466	$2,551
Net realized gain (loss) on sales of investments	17,259	(61,858)	(697)	(3,588)	152,523
Distributions from capital gains	4,201	—	177	—	370,140
Net change in unrealized appreciation or depreciation of investments	(49,230)	(51,475)	(10,479)	(42,165)	(541,748)
Net increase (decrease) in net assets resulting from operations	11,797	(116,471)	(9,405)	(17,287)	(16,534)

Contract transactions
Contract purchase payments	13,781	39,519	21,036	65,200	279,071
Net transfers(1)	(134,374)	(44,334)	97,964	(71,568)	100,207
Transfers for policy loans	(17,675)	(462)	1,087	(10,503)	(59,511)
Policy charges	(63,567)	(12,571)	(5,803)	(30,479)	(118,565)
Contract terminations:
Surrender benefits	(34,337)	(24,815)	(1,150)	(35,683)	(212,494)
Death benefits	(489)	—	—	—	—
Increase (decrease) from contract transactions	(236,661)	(42,663)	113,134	(83,033)	(11,292)
Net assets at beginning of year	1,930,068	482,800	44,925	1,132,654	4,137,515
Net assets at end of year	$1,705,204	$323,666	$148,654	$1,032,334	$4,109,689

Accumulation unit activity
Units outstanding at beginning of year	1,584,093	702,165	44,504	861,167	2,451,939
Contract purchase payments	17,060	65,408	21,124	50,399	170,197
Net transfers(1)	(73,511)	(76,307)	99,549	(72,582)	39,250
Transfers for policy loans	(14,998)	(158)	1,156	(8,589)	(35,291)
Policy charges	(53,205)	(20,551)	(5,897)	(22,190)	(70,611)
Contract terminations:
Surrender benefits	(27,698)	(44,931)	(1,138)	(26,845)	(124,364)
Death benefits	(377)	—	—	—	—
Units outstanding at end of year	1,431,364	625,626	159,298	781,360	2,431,120

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

50	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$54,663	$25,765	$(21,118)	$(18,798)	$8,156
Net realized gain (loss) on sales of investments	119,150	156,282	78,355	122,436	21,787
Distributions from capital gains	208,565	99,209	797,894	551,069	1,395
Net change in unrealized appreciation or depreciation of investments	(500,514)	(336,266)	(985,005)	(755,717)	1,650
Net increase (decrease) in net assets resulting from operations	(118,136)	(55,010)	(129,874)	(101,010)	32,988

Contract transactions
Contract purchase payments	199,187	101,007	254,389	327,971	68,576
Net transfers(1)	(45,214)	(17,331)	(73,046)	(129,149)	56,670
Transfers for policy loans	(55,455)	(37,489)	(106,239)	(52,699)	(21,087)
Policy charges	(160,972)	(52,744)	(246,304)	(127,364)	(46,659)
Contract terminations:
Surrender benefits	(197,833)	(52,446)	(350,434)	(137,396)	(69,074)
Death benefits	(2,235)	(1,603)	(3,076)	(788)	—
Increase (decrease) from contract transactions	(262,522)	(60,606)	(524,710)	(119,425)	(11,574)
Net assets at beginning of year	4,280,348	2,012,497	6,797,683	4,615,665	1,307,647
Net assets at end of year	$3,899,690	$1,896,881	$6,143,099	$4,395,230	$1,329,061

Accumulation unit activity
Units outstanding at beginning of year	1,969,533	1,313,956	2,205,646	2,295,651	846,232
Contract purchase payments	93,228	69,809	80,832	170,957	41,811
Net transfers(1)	(19,600)	130,465	(24,705)	462,572	23,091
Transfers for policy loans	(28,392)	(20,445)	(34,066)	(24,655)	(10,707)
Policy charges	(76,938)	(36,129)	(76,882)	(70,314)	(29,586)
Contract terminations:
Surrender benefits	(86,847)	(29,578)	(113,125)	(58,532)	(41,577)
Death benefits	(1,219)	(790)	(856)	(241)	—
Units outstanding at end of year	1,849,765	1,427,288	2,036,844	2,775,438	829,264

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	51

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$5,055	$268	$69,466	$3,609	$41,966
Net realized gain (loss) on sales of investments	24,715	—	(39,438)	(1,230)	109,491
Distributions from capital gains	1,079	23	—	—	123,791
Net change in unrealized appreciation or depreciation of investments	(5,002)	(388)	(35,261)	(9,651)	(376,427)
Net increase (decrease) in net assets resulting from operations	25,847	(97)	(5,233)	(7,272)	(101,179)

Contract transactions
Contract purchase payments	82,755	9,712	161,490	8,346	134,697
Net transfers(1)	(2,977)	247	(114,474)	(5,007)	(54,477)
Transfers for policy loans	(7,489)	—	(58,992)	788	6,491
Policy charges	(21,049)	—	(96,907)	(4,072)	(43,754)
Contract terminations:
Surrender benefits	(16,650)	—	(106,694)	(14,363)	(136,273)
Death benefits	(2,012)	—	(1,590)	(4,394)	—
Increase (decrease) from contract transactions	32,578	9,959	(217,167)	(18,702)	(93,316)
Net assets at beginning of year	977,808	78	2,784,336	111,612	1,923,610
Net assets at end of year	$1,036,233	$9,940	$2,561,936	$85,638	$1,729,115

Accumulation unit activity
Units outstanding at beginning of year	654,238	—	1,222,940	116,105	919,490
Contract purchase payments	55,371	9,371	73,364	8,992	64,330
Net transfers(1)	74,841	238	12,530	(5,614)	(3,142)
Transfers for policy loans	(5,253)	—	(24,390)	844	3,323
Policy charges	(14,401)	—	(43,034)	(4,344)	(21,139)
Contract terminations:
Surrender benefits	(9,397)	—	(46,158)	(14,879)	(63,753)
Death benefits	(1,016)	—	(629)	(4,487)	—
Units outstanding at end of year	754,383	9,609	1,194,623	96,617	899,109

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

52	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Operations
Investment income (loss) — net	$(1,048)	$3,389	$(20,165)	$405	$(1,606)
Net realized gain (loss) on sales of investments	103,062	(765)	117,897	(65)	4,861
Distributions from capital gains	347,466	240	459,928	49	49,157
Net change in unrealized appreciation or depreciation of investments	(640,016)	(6,148)	(1,211,869)	(1,981)	(61,807)
Net increase (decrease) in net assets resulting from operations	(190,536)	(3,284)	(654,209)	(1,592)	(9,395)

Contract transactions
Contract purchase payments	125,382	4,135	318,004	2,059	17,421
Net transfers(1)	(128,447)	52,496	(103,515)	13,139	(387)
Transfers for policy loans	(43,822)	7	(59,431)	—	155
Policy charges	(72,768)	(916)	(185,350)	(395)	(13,355)
Contract terminations:
Surrender benefits	(75,875)	(7,422)	(224,944)	—	(27,349)
Death benefits	(19,933)	—	(1,627)	—	—
Increase (decrease) from contract transactions	(215,463)	48,300	(256,863)	14,803	(23,515)
Net assets at beginning of year	2,540,098	15,619	6,716,250	18,550	410,842
Net assets at end of year	$2,134,099	$60,635	$5,805,178	$31,761	$377,932

Accumulation unit activity
Units outstanding at beginning of year	839,306	15,306	1,996,556	18,880	155,953
Contract purchase payments	43,537	4,266	100,157	2,163	6,349
Net transfers(1)	37,808	53,452	134,062	13,922	(295)
Transfers for policy loans	(14,027)	7	(17,882)	—	(112)
Policy charges	(25,485)	(942)	(59,455)	(428)	(4,917)
Contract terminations:
Surrender benefits	(24,725)	(7,883)	(68,100)	—	(10,473)
Death benefits	(5,932)	—	(427)	—	—
Units outstanding at end of year	850,482	64,206	2,084,911	34,537	146,505

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	53

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Operations
Investment income (loss) — net	$16,359	$(3,329)	$(5,996)	$2,592	$2,682
Net realized gain (loss) on sales of investments	199,917	32,094	92,501	(729)	19,402
Distributions from capital gains	144,708	2,847	4,762	6,728	861
Net change in unrealized appreciation or depreciation of investments	(391,993)	(8,824)	(57,955)	(14,652)	(45,286)
Net increase (decrease) in net assets resulting from operations	(31,009)	22,788	33,312	(6,061)	(22,341)

Contract transactions
Contract purchase payments	126,511	18,892	59,434	19,203	13,761
Net transfers(1)	(25,551)	(87,602)	(2,017)	72,598	10,557
Transfers for policy loans	1,258	(8,295)	(20,312)	(86)	(9,878)
Policy charges	(81,838)	(19,461)	(18,229)	(503)	(6,391)
Contract terminations:
Surrender benefits	(104,141)	(14,874)	(8,543)	(156)	(12,522)
Death benefits	(893)	—	(774)	—	—
Increase (decrease) from contract transactions	(84,654)	(111,340)	9,559	91,056	(4,473)
Net assets at beginning of year	2,416,154	619,460	821,991	12,884	321,208
Net assets at end of year	$2,300,491	$530,908	$864,862	$97,879	$294,394

Accumulation unit activity
Units outstanding at beginning of year	1,219,655	425,606	590,431	12,323	209,526
Contract purchase payments	64,876	12,617	42,395	18,762	9,383
Net transfers(1)	(81,896)	(60,825)	22,328	70,152	(118)
Transfers for policy loans	3,599	(5,421)	(14,310)	(89)	(6,292)
Policy charges	(40,913)	(12,994)	(12,988)	(495)	(4,037)
Contract terminations:
Surrender benefits	(55,520)	(9,755)	(5,951)	—	(9,125)
Death benefits	(526)	—	(510)	—	—
Units outstanding at end of year	1,109,275	349,228	621,395	100,653	199,337

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

54	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
Operations
Investment income (loss) — net	$28,691	$6,899	$7,623	$(3,119)	$(2,092)
Net realized gain (loss) on sales of investments	480,354	30,014	30,954	12,408	35,663
Distributions from capital gains	1,144,721	—	—	34,957	22,370
Net change in unrealized appreciation or depreciation of investments	(2,380,792)	(30,364)	(85,341)	(41,727)	(53,947)
Net increase (decrease) in net assets resulting from operations	(727,026)	6,549	(46,764)	2,519	1,994

Contract transactions
Contract purchase payments	526,067	35,667	52,271	20,180	11,958
Net transfers(1)	(544,338)	35,002	162,233	940	(10,042)
Transfers for policy loans	(45,244)	(7,379)	(9,892)	(7,626)	(3,511)
Policy charges	(541,532)	(19,534)	(30,119)	(14,864)	(5,056)
Contract terminations:
Surrender benefits	(391,206)	(28,199)	(66,273)	(5,670)	(6,512)
Death benefits	(5,183)	—	(1,640)	—	—
Increase (decrease) from contract transactions	(1,001,436)	15,557	106,580	(7,040)	(13,163)
Net assets at beginning of year	12,047,853	627,039	1,099,731	446,510	294,655
Net assets at end of year	$10,319,391	$649,145	$1,159,547	$441,989	$283,486

Accumulation unit activity
Units outstanding at beginning of year	4,278,357	398,408	803,200	312,810	218,096
Contract purchase payments	190,173	22,276	37,753	13,585	8,935
Net transfers(1)	(187,676)	20,667	98,407	1,740	4,208
Transfers for policy loans	(16,451)	(4,609)	(8,722)	(4,997)	(2,740)
Policy charges	(194,009)	(12,208)	(21,663)	(10,005)	(3,750)
Contract terminations:
Surrender benefits	(138,584)	(17,657)	(47,830)	(3,745)	(4,232)
Death benefits	(1,806)	—	(1,374)	—	—
Units outstanding at end of year	3,930,004	406,877	859,771	309,388	220,517

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	55

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
Operations
Investment income (loss) — net	$(3,129)	$237	$(419)	$4	$1
Net realized gain (loss) on sales of investments	13,138	(25,337)	20,813	(1)	(1)
Distributions from capital gains	40,810	64,613	60,460	1	5
Net change in unrealized appreciation or depreciation of investments	(28,268)	(72,738)	(62,946)	(6)	(10)
Net increase (decrease) in net assets resulting from operations	22,551	(33,225)	17,908	(2)	(5)

Contract transactions
Contract purchase payments	34,189	13,998	17,130	148	85
Net transfers(1)	34,389	19,431	(13,539)	28	(27)
Transfers for policy loans	3,040	(1,956)	(16,650)	—	—
Policy charges	(17,210)	(11,102)	(16,522)	(66)	(18)
Contract terminations:
Surrender benefits	(36,459)	(11,640)	(9,159)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	17,949	8,731	(38,740)	110	40
Net assets at beginning of year	366,625	303,987	555,594	137	98
Net assets at end of year	$407,125	$279,493	$534,762	$245	$133

Accumulation unit activity
Units outstanding at beginning of year	168,179	302,210	245,437	56	6
Contract purchase payments	15,215	14,395	7,238	139	71
Net transfers(1)	15,966	14,583	(11,293)	25	(24)
Transfers for policy loans	1,348	(2,328)	(4,529)	—	—
Policy charges	(7,387)	(11,294)	(8,062)	(62)	(15)
Contract terminations:
Surrender benefits	(15,933)	(12,899)	(2,935)	—	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	177,388	304,667	225,856	158	38

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

56	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl(2)
Operations
Investment income (loss) — net	$(8,081)	$(1,889)	$(4,337)	$(438)	$(932)
Net realized gain (loss) on sales of investments	51,143	25,179	(160,571)	(620)	(8,217)
Distributions from capital gains	160,427	99,863	80,323	1,303	109,324
Net change in unrealized appreciation or depreciation of investments	(159,999)	(99,445)	(163,109)	(1,179)	(138,034)
Net increase (decrease) in net assets resulting from operations	43,490	23,708	(247,694)	(934)	(37,859)

Contract transactions
Contract purchase payments	64,623	25,094	163,385	3,860	56,825
Net transfers(1)	(19,507)	(32,573)	(189,722)	13,827	1,931,299
Transfers for policy loans	6,581	(24,086)	(12,847)	20	(26,709)
Policy charges	(38,641)	(19,970)	(80,217)	(26)	(45,509)
Contract terminations:
Surrender benefits	(20,833)	(16,084)	(76,514)	(10,111)	(54,435)
Death benefits	(709)	—	—	—	—
Increase (decrease) from contract transactions	(8,486)	(67,619)	(195,915)	7,570	1,861,471
Net assets at beginning of year	1,117,947	550,411	2,726,222	45,975	—
Net assets at end of year	$1,152,951	$506,500	$2,282,613	$52,611	$1,823,612

Accumulation unit activity
Units outstanding at beginning of year	804,767	341,323	1,699,672	46,035	—
Contract purchase payments	48,324	14,861	106,115	3,874	57,426
Net transfers(1)	(40,815)	(21,894)	(72,109)	13,701	1,931,466
Transfers for policy loans	3,581	(15,417)	(7,199)	21	(26,069)
Policy charges	(28,518)	(12,048)	(51,156)	(26)	(45,807)
Contract terminations:
Surrender benefits	(18,779)	(9,240)	(50,649)	(10,166)	(54,099)
Death benefits	(628)	—	—	—	—
Units outstanding at end of year	767,932	297,585	1,624,674	53,439	1,862,917

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

(2)	For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	57

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S
Operations
Investment income (loss) — net	$(10,775)	$54,850	$6,952	$(1,944)	$(1)
Net realized gain (loss) on sales of investments	(1,589)	29,721	10,644	(2,286)	13
Distributions from capital gains	52,566	117,744	—	42,501	7
Net change in unrealized appreciation or depreciation of investments	(78,638)	(472,725)	(28,008)	(54,182)	(40)
Net increase (decrease) in net assets resulting from operations	(38,436)	(270,410)	(10,412)	(15,911)	(21)

Contract transactions
Contract purchase payments	76,618	129,604	32,930	25,403	—
Net transfers(1)	(65,484)	(8,650)	(28,678)	(24,657)	359
Transfers for policy loans	(21,379)	(6,227)	23,434	789	—
Policy charges	(47,715)	(90,705)	(12,274)	(10,620)	(116)
Contract terminations:
Surrender benefits	(61,653)	(140,959)	(1,216)	(8,416)	—
Death benefits	(18,976)	—	—	(14,276)	—
Increase (decrease) from contract transactions	(138,589)	(116,937)	14,196	(31,777)	243
Net assets at beginning of year	1,638,624	1,781,856	472,486	274,509	369
Net assets at end of year	$1,461,599	$1,394,509	$476,270	$226,821	$591

Accumulation unit activity
Units outstanding at beginning of year	769,429	552,335	407,473	156,829	—
Contract purchase payments	34,975	46,631	28,784	15,164	—
Net transfers(1)	(52,359)	60,214	(34,625)	(16,232)	370
Transfers for policy loans	(6,782)	(3,355)	22,865	354	—
Policy charges	(20,406)	(29,275)	(10,974)	(5,804)	(115)
Contract terminations:
Surrender benefits	(22,518)	(45,909)	(1,127)	(4,490)	—
Death benefits	(10,740)	—	—	(8,878)	—
Units outstanding at end of year	691,599	580,641	412,396	136,943	255

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

58	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	NB AMT Soc Responsive, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$22	$3,721	$107,865	$(1,531)	$29,567
Net realized gain (loss) on sales of investments	165	42,843	(11,915)	18,176	(36,979)
Distributions from capital gains	619	67,284	—	131,970	—
Net change in unrealized appreciation or depreciation of investments	(870)	(82,526)	(164,489)	(214,616)	(117,887)
Net increase (decrease) in net assets resulting from operations	(64)	31,322	(68,539)	(66,001)	(125,299)

Contract transactions
Contract purchase payments	1,583	83,793	103,149	78,805	158,562
Net transfers(1)	2,022	72,663	(103,068)	58,937	(312,416)
Transfers for policy loans	—	(3,018)	(22,320)	(20,214)	1,004
Policy charges	(1,385)	(19,763)	(71,966)	(34,741)	(58,325)
Contract terminations:
Surrender benefits	(523)	(108,168)	(134,995)	(29,868)	(41,932)
Death benefits	—	(866)	(565)	—	—
Increase (decrease) from contract transactions	1,697	24,641	(229,765)	52,919	(253,107)
Net assets at beginning of year	6,665	938,240	2,425,360	916,577	1,477,088
Net assets at end of year	$8,298	$994,203	$2,127,056	$903,495	$1,098,682

Accumulation unit activity
Units outstanding at beginning of year	4,429	581,123	1,683,417	491,182	1,069,052
Contract purchase payments	1,032	50,871	70,476	44,700	118,104
Net transfers(1)	1,349	15,286	(81,913)	19,883	(235,982)
Transfers for policy loans	—	(1,057)	(15,314)	(8,454)	1,265
Policy charges	(917)	(12,054)	(49,556)	(19,930)	(43,103)
Contract terminations:
Surrender benefits	(345)	(46,009)	(88,756)	(13,338)	(29,519)
Death benefits	—	(558)	(386)	—	—
Units outstanding at end of year	5,548	587,602	1,517,968	514,043	879,817

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	59

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB
Operations
Investment income (loss) — net	$27	$882	$66,109	$32,143	$1,180
Net realized gain (loss) on sales of investments	2	(25)	39,626	(2,454)	4,303
Distributions from capital gains	—	255	—	—	—
Net change in unrealized appreciation or depreciation of investments	(55)	(1,306)	(59,016)	(59,899)	(7,587)
Net increase (decrease) in net assets resulting from operations	(26)	(194)	46,719	(30,210)	(2,104)

Contract transactions
Contract purchase payments	488	2,681	45,671	20,126	8,673
Net transfers(1)	79	9,853	232,939	(5,521)	36,981
Transfers for policy loans	—	—	(3,334)	(3,804)	(4,557)
Policy charges	(12)	(663)	(32,301)	(19,050)	(5,578)
Contract terminations:
Surrender benefits	—	(2,791)	(37,298)	(24,806)	(19,546)
Death benefits	—	—	(714)	—	(730)
Increase (decrease) from contract transactions	555	9,080	204,963	(33,055)	15,243
Net assets at beginning of year	1,009	14,800	824,880	535,857	246,833
Net assets at end of year	$1,538	$23,686	$1,076,562	$472,592	$259,972

Accumulation unit activity
Units outstanding at beginning of year	964	4,538	300,332	239,277	149,592
Contract purchase payments	485	2,627	15,646	8,934	5,136
Net transfers(1)	77	9,619	81,830	(2,454)	20,595
Transfers for policy loans	—	—	(1,109)	(1,683)	(2,328)
Policy charges	(12)	(649)	(10,747)	(8,347)	(3,140)
Contract terminations:
Surrender benefits	—	(745)	(12,428)	(11,102)	(11,834)
Death benefits	—	—	(235)	—	(403)
Units outstanding at end of year	1,514	15,390	373,289	224,625	157,618

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

60	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Put VT Multi- Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S
Operations
Investment income (loss) — net	$90,324	$5,864	$(16,112)	$69,710	$(62)
Net realized gain (loss) on sales of investments	279,830	31,613	(3,023)	14,043	(183)
Distributions from capital gains	—	—	122,883	—	14
Net change in unrealized appreciation or depreciation of investments	(439,932)	(41,906)	(423,233)	(333,595)	(3,079)
Net increase (decrease) in net assets resulting from operations	(69,778)	(4,429)	(319,485)	(249,842)	(3,310)

Contract transactions
Contract purchase payments	371,277	19,586	119,469	145,011	2,124
Net transfers(1)	(107,903)	8,776	(129,032)	(82,487)	10,652
Transfers for policy loans	(97,895)	(15,189)	(15,423)	8,392	112
Policy charges	(398,056)	(18,004)	(100,389)	(89,283)	(117)
Contract terminations:
Surrender benefits	(253,672)	(14,536)	(106,252)	(146,234)	(53)
Death benefits	(2,432)	(878)	—	—	—
Increase (decrease) from contract transactions	(488,681)	(20,245)	(231,627)	(164,601)	12,718
Net assets at beginning of year	8,807,577	538,910	2,543,860	2,785,034	2,835
Net assets at end of year	$8,249,118	$514,236	$1,992,748	$2,370,591	$12,243

Accumulation unit activity
Units outstanding at beginning of year	3,554,535	284,812	925,682	1,200,030	3,173
Contract purchase payments	147,647	10,311	46,823	64,208	3,322
Net transfers(1)	(41,940)	3,589	(45,328)	(35,298)	14,153
Transfers for policy loans	(38,707)	(7,604)	(8,006)	3,288	209
Policy charges	(158,807)	(9,422)	(38,028)	(39,386)	(175)
Contract terminations:
Surrender benefits	(101,131)	(7,436)	(42,322)	(65,040)	(10)
Death benefits	(977)	(458)	—	—	—
Units outstanding at end of year	3,360,620	273,792	838,821	1,127,802	20,672

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	61

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2
Operations
Investment income (loss) — net	$(68,105)	$(137,035)	$2	$48	$828
Net realized gain (loss) on sales of investments	203,227	893,166	—	(1)	(52)
Distributions from capital gains	—	—	—	—	197
Net change in unrealized appreciation or depreciation of investments	(285,799)	(1,026,945)	(2)	(49)	(1,011)
Net increase (decrease) in net assets resulting from operations	(150,677)	(270,814)	—	(2)	(38)

Contract transactions
Contract purchase payments	1,255,193	1,146,743	—	297	1,010
Net transfers(1)	127,756	(408,437)	—	(130)	—
Transfers for policy loans	(114,446)	(303,320)	—	—	—
Policy charges	(264,154)	(441,694)	—	(37)	(235)
Contract terminations:
Surrender benefits	(226,797)	(528,010)	—	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	777,552	(534,718)	—	130	775
Net assets at beginning of year	10,137,738	18,507,783	77	213	1,370
Net assets at end of year	$10,764,613	$17,702,251	$77	$341	$2,107

Accumulation unit activity
Units outstanding at beginning of year	6,858,673	12,397,722	—	106	1,240
Contract purchase payments	869,463	761,658	—	244	966
Net transfers(1)	94,312	(158,148)	—	(104)	—
Transfers for policy loans	(76,781)	(224,075)	—	—	—
Policy charges	(182,322)	(297,848)	—	(31)	(224)
Contract terminations:
Surrender benefits	(150,240)	(343,173)	—	—	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	7,413,105	12,136,136	—	215	1,982

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

62	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2
Operations
Investment income (loss) — net	$267,230	$571	$(4,531)	$(7,529)	$75
Net realized gain (loss) on sales of investments	(29,499)	(217)	6,326	54,552	(26)
Distributions from capital gains	64,670	2,454	—	—	74
Net change in unrealized appreciation or depreciation of investments	(317,691)	(3,558)	(7,034)	(51,966)	(614)
Net increase (decrease) in net assets resulting from operations	(15,290)	(750)	(5,239)	(4,943)	(491)

Contract transactions
Contract purchase payments	39,241	25,413	58,730	73,860	858
Net transfers(1)	(23,284)	34,387	(15,410)	(6,759)	3,548
Transfers for policy loans	(13,320)	—	(253)	3,640	—
Policy charges	(28,039)	(3,008)	(48,536)	(65,392)	(260)
Contract terminations:
Surrender benefits	(28,696)	(436)	(6,046)	(207,485)	(86)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(54,098)	56,356	(11,515)	(202,136)	4,060
Net assets at beginning of year	775,636	23,382	556,931	1,036,502	1,675
Net assets at end of year	$706,248	$78,988	$540,177	$829,423	$5,244

Accumulation unit activity
Units outstanding at beginning of year	575,660	19,440	462,137	861,237	1,369
Contract purchase payments	28,748	21,290	48,523	60,835	729
Net transfers(1)	(14,864)	28,839	(12,883)	(8,156)	3,015
Transfers for policy loans	(9,813)	—	(215)	2,953	—
Policy charges	(20,773)	(2,464)	(40,169)	(53,983)	(221)
Contract terminations:
Surrender benefits	(20,993)	(348)	(5,018)	(169,968)	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	537,965	66,757	452,375	692,918	4,892

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	63

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP EV Floating Rate Inc, Cl 2	VP MS Adv, Cl 2	VP Oppen Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2
Operations
Investment income (loss) — net	$824	$—	$359	$59	$—
Net realized gain (loss) on sales of investments	(86)	9	(69)	(1)	(3)
Distributions from capital gains	—	—	1,275	10	—
Net change in unrealized appreciation or depreciation of investments	(1,193)	25	(3,118)	(54)	(1,397)
Net increase (decrease) in net assets resulting from operations	(455)	34	(1,553)	14	(1,400)

Contract transactions
Contract purchase payments	3,773	226	20,848	1,737	4,334
Net transfers(1)	14,133	52	25,198	—	12,783
Transfers for policy loans	—	—	—	—	—
Policy charges	(1,095)	(116)	(1,960)	(403)	(117)
Contract terminations:
Surrender benefits	(79)	—	(3)	—	(15)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	16,732	162	44,083	1,334	16,985
Net assets at beginning of year	2,769	486	14,120	2,482	1,449
Net assets at end of year	$19,046	$682	$56,650	$3,830	$17,034

Accumulation unit activity
Units outstanding at beginning of year	2,553	342	11,604	2,341	1,028
Contract purchase payments	3,535	156	17,116	1,680	2,978
Net transfers(1)	13,307	37	20,642	—	8,668
Transfers for policy loans	—	—	—	—	—
Policy charges	(1,027)	(80)	(1,598)	(389)	(83)
Contract terminations:
Surrender benefits	—	—	—	—	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	18,368	455	47,764	3,632	12,591

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

64	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$—	$—	$(173,922)	$(303,037)	$(192,615)
Net realized gain (loss) on sales of investments	29	374	876,607	1,712,474	671,049
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	556	(1,087)	(993,775)	(1,889,508)	(893,696)
Net increase (decrease) in net assets resulting from operations	585	(713)	(291,090)	(480,071)	(415,262)

Contract transactions
Contract purchase payments	3,452	2,096	2,175,148	2,516,547	3,113,917
Net transfers(1)	3,578	31,804	(627,595)	(343,494)	1,727,817
Transfers for policy loans	—	—	(30,701)	(261,870)	8,568
Policy charges	(496)	(111)	(759,354)	(1,668,409)	(731,267)
Contract terminations:
Surrender benefits	(8)	(16)	(863,239)	(2,268,108)	(1,746,401)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	6,526	33,773	(105,741)	(2,025,334)	2,372,634
Net assets at beginning of year	1,901	313	23,453,603	40,467,460	24,432,443
Net assets at end of year	$9,012	$33,373	$23,056,772	$37,962,055	$26,389,815

Accumulation unit activity
Units outstanding at beginning of year	1,327	201	17,227,496	29,433,064	17,168,365
Contract purchase payments	2,369	1,410	1,641,120	1,836,138	2,245,012
Net transfers(1)	2,384	21,258	(379,810)	(129,212)	1,353,043
Transfers for policy loans	—	—	(22,918)	(186,695)	9,432
Policy charges	(332)	(75)	(558,115)	(1,211,101)	(520,043)
Contract terminations:
Surrender benefits	—	—	(624,921)	(1,652,766)	(1,183,044)
Death benefits	—	—	—	—	—
Units outstanding at end of year	5,748	22,794	17,282,852	28,089,428	19,072,765

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	65

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi- Mgr Div Inc, Cl 2
Operations
Investment income (loss) — net	$(447,494)	$(19,794)	$(42,373)	$1,321	$312
Net realized gain (loss) on sales of investments	2,797,981	59,664	212,237	(440)	(3)
Distributions from capital gains	—	—	—	2,819	—
Net change in unrealized appreciation or depreciation of investments	(3,174,352)	(66,160)	(226,142)	(4,234)	(463)
Net increase (decrease) in net assets resulting from operations	(823,865)	(26,290)	(56,278)	(534)	(154)

Contract transactions
Contract purchase payments	3,869,205	280,545	423,585	10,196	236
Net transfers(1)	(2,324,936)	(106,287)	(25,359)	18,540	13,502
Transfers for policy loans	(826,831)	(11,797)	(41,331)	—	33
Policy charges	(1,514,561)	(155,504)	(360,268)	(2,751)	(233)
Contract terminations:
Surrender benefits	(2,376,019)	(40,296)	(238,489)	(356)	(74)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(3,173,142)	(33,339)	(241,862)	25,629	13,464
Net assets at beginning of year	59,723,695	2,628,029	5,324,087	17,898	372
Net assets at end of year	$55,726,688	$2,568,400	$5,025,947	$42,993	$13,682

Accumulation unit activity
Units outstanding at beginning of year	41,127,759	2,036,480	4,126,213	14,442	—
Contract purchase payments	2,658,785	217,405	327,877	8,195	237
Net transfers(1)	(1,202,826)	(82,674)	177	14,976	13,654
Transfers for policy loans	(569,496)	(9,436)	(32,674)	—	33
Policy charges	(1,038,866)	(120,205)	(279,037)	(2,204)	(235)
Contract terminations:
Surrender benefits	(1,610,311)	(31,608)	(180,457)	(295)	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	39,365,045	2,009,962	3,962,099	35,114	13,689

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

66	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Multi-Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$22	$—	$—	$—	$—
Net realized gain (loss) on sales of investments	—	—	323	9	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(41)	(153)	61	(129)	(10)
Net increase (decrease) in net assets resulting from operations	(19)	(153)	384	(120)	(10)

Contract transactions
Contract purchase payments	—	1,056	9,376	533	58
Net transfers(1)	829	—	(2,779)	241	—
Transfers for policy loans	—	—	—	—	—
Policy charges	(14)	(162)	(2,316)	(172)	—
Contract terminations:
Surrender benefits	—	—	(519)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	815	894	3,762	602	58
Net assets at beginning of year	373	1,251	5,695	732	59
Net assets at end of year	$1,169	$1,992	$9,841	$1,214	$107

Accumulation unit activity
Units outstanding at beginning of year	—	901	3,864	527	32
Contract purchase payments	—	794	6,062	364	41
Net transfers(1)	845	—	(1,776)	164	—
Transfers for policy loans	—	—	—	—	—
Policy charges	(14)	(121)	(1,509)	(124)	—
Contract terminations:
Surrender benefits	—	—	(335)	—	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	831	1,574	6,306	931	73

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	67

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$(4,702)	$156	$2	$—	$(3,110)
Net realized gain (loss) on sales of investments	59,040	(16)	—	3	22,214
Distributions from capital gains	—	379	—	—	—
Net change in unrealized appreciation or depreciation of investments	(123,209)	(814)	(5)	(3)	(20,959)
Net increase (decrease) in net assets resulting from operations	(68,871)	(295)	(3)	—	(1,855)

Contract transactions
Contract purchase payments	39,500	2,282	—	40	24,166
Net transfers(1)	(19,031)	3,352	—	40	13,041
Transfers for policy loans	(6,618)	—	—	—	(24,169)
Policy charges	(18,203)	(749)	—	(67)	(8,539)
Contract terminations:
Surrender benefits	(6,440)	2	—	—	(9,696)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(10,792)	4,887	—	13	(5,197)
Net assets at beginning of year	688,350	11,215	76	14	371,533
Net assets at end of year	$608,687	$15,807	$73	$27	$364,481

Accumulation unit activity
Units outstanding at beginning of year	264,851	9,491	—	—	275,190
Contract purchase payments	15,629	1,788	—	28	18,415
Net transfers(1)	(6,978)	2,782	—	28	3,797
Transfers for policy loans	(2,754)	—	—	—	(15,711)
Policy charges	(7,553)	(604)	—	(47)	(6,199)
Contract terminations:
Surrender benefits	(2,485)	—	—	—	(7,559)
Death benefits	—	—	—	—	—
Units outstanding at end of year	260,710	13,457	—	9	267,933

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

68	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP TCW Core Plus Bond, Cl 2	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl
Operations
Investment income (loss) — net	$—	$—	$(1,190)	$1	$36,570
Net realized gain (loss) on sales of investments	—	149	14,416	—	(46,059)
Distributions from capital gains	—	—	—	—	446,329
Net change in unrealized appreciation or depreciation of investments	—	(224)	(15,823)	(1)	(466,199)
Net increase (decrease) in net assets resulting from operations	—	(75)	(2,597)	—	(29,359)

Contract transactions
Contract purchase payments	—	2,632	13,737	81	324,773
Net transfers(1)	—	461	47,338	—	(104,826)
Transfers for policy loans	—	—	2,606	—	(66,526)
Policy charges	—	(1,197)	(4,200)	(14)	(158,767)
Contract terminations:
Surrender benefits	—	(312)	(2,435)	—	(167,695)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	—	1,584	57,046	67	(173,041)
Net assets at beginning of year	77	6,024	134,281	114	5,157,724
Net assets at end of year	$77	$7,533	$188,730	$181	$4,955,324

Accumulation unit activity
Units outstanding at beginning of year	—	3,926	63,986	39	2,170,230
Contract purchase payments	—	1,649	6,778	81	138,979
Net transfers(1)	—	285	21,290	—	41,348
Transfers for policy loans	—	—	727	—	(25,119)
Policy charges	—	(756)	(1,979)	(14)	(66,277)
Contract terminations:
Surrender benefits	—	(195)	(1,266)	—	(69,681)
Death benefits	—	—	—	—	—
Units outstanding at end of year	—	4,909	89,536	106	2,189,480

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	69

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(41,129)	$1,526	$36,915	$(5,672)	$(5,387)
Net realized gain (loss) on sales of investments	139,221	20,247	12,408	71,763	41,083
Distributions from capital gains	985,944	—	—	98,478	95,872
Net change in unrealized appreciation or depreciation of investments	(1,148,121)	(19,497)	(37,581)	(200,197)	(161,025)
Net increase (decrease) in net assets resulting from operations	(64,085)	2,276	11,742	(35,628)	(29,457)

Contract transactions
Contract purchase payments	308,978	22,844	65,302	67,761	41,961
Net transfers(1)	(196,131)	37,104	44,509	(16,924)	47,741
Transfers for policy loans	(65,452)	(968)	(11,682)	(14,044)	(4,032)
Policy charges	(201,584)	(13,017)	(33,207)	(27,653)	(24,372)
Contract terminations:
Surrender benefits	(139,118)	(24,932)	(61,524)	(28,596)	(30,817)
Death benefits	(2,116)	—	—	—	(15,151)
Increase (decrease) from contract transactions	(295,423)	21,031	3,398	(19,456)	15,330
Net assets at beginning of year	6,022,385	449,628	1,057,889	955,816	789,501
Net assets at end of year	$5,662,877	$472,935	$1,073,029	$900,732	$775,374

Accumulation unit activity
Units outstanding at beginning of year	2,074,667	271,292	650,356	351,663	326,015
Contract purchase payments	105,480	15,076	37,382	28,536	16,134
Net transfers(1)	55,833	29,547	24,669	(845)	45,842
Transfers for policy loans	(22,289)	(807)	(7,229)	(5,125)	(1,056)
Policy charges	(69,570)	(9,248)	(19,144)	(10,685)	(8,957)
Contract terminations:
Surrender benefits	(43,564)	(12,678)	(33,213)	(10,371)	(9,599)
Death benefits	(629)	—	—	—	(4,900)
Units outstanding at end of year	2,099,928	293,182	652,821	353,173	363,479

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

70	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$5
Net realized gain (loss) on sales of investments	(3)
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	(4)
Net increase (decrease) in net assets resulting from operations	(2)

Contract transactions
Contract purchase payments	192
Net transfers(1)	(188)
Transfers for policy loans	—
Policy charges	(7)
Contract terminations:
Surrender benefits	—
Death benefits	—
Increase (decrease) from contract transactions	(3)
Net assets at beginning of year	75
Net assets at end of year	$70

Accumulation unit activity
Units outstanding at beginning of year	—
Contract purchase payments	187
Net transfers(1)	(180)
Transfers for policy loans	—
Policy charges	(7)
Contract terminations:
Surrender benefits	—
Death benefits	—
Units outstanding at end of year	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	71

Statements of Changes in Net Assets

Year ended Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$1	$6,599	$87,609	$(952)	$(81)
Net realized gain (loss) on sales of investments	—	140,093	6,703	20,805	5
Distributions from capital gains	14	—	—	—	672
Net change in unrealized appreciation or depreciation of investments	(13)	31,633	(329,322)	(5,239)	(2,681)
Net increase (decrease) in net assets resulting from operations	2	178,325	(235,010)	14,614	(2,085)

Contract transactions
Contract purchase payments	300	126,662	297,776	9,441	9,866
Net transfers(1)	—	115,088	(80,467)	(24,896)	134,809
Transfers for policy loans	—	(40,530)	(92,011)	193	879
Policy charges	—	(41,472)	(110,446)	(6,669)	(2,160)
Contract terminations:
Surrender benefits	—	(34,524)	(128,673)	(7,452)	(75)
Death benefits	—	—	(13,032)	—	—
Increase (decrease) from contract transactions	300	125,224	(126,853)	(29,383)	143,319
Net assets at beginning of year	76	1,982,812	3,525,565	151,594	105
Net assets at end of year	$378	$2,286,361	$3,163,702	$136,825	$141,339

Accumulation unit activity
Units outstanding at beginning of year	—	1,008,204	2,127,008	92,386	23
Contract purchase payments	—	63,502	181,923	6,066	10,090
Net transfers(1)	—	91,738	(40,459)	(14,271)	134,747
Transfers for policy loans	—	(21,153)	(50,489)	(630)	869
Policy charges	—	(21,431)	(68,011)	(3,751)	(2,032)
Contract terminations:
Surrender benefits	—	(17,445)	(79,298)	(5,187)	—
Death benefits	—	—	(8,296)	—	—
Units outstanding at end of year	—	1,103,415	2,062,378	74,613	143,697

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

72	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$9,270	$4,054	$32,678	$10,533	$6,032
Net realized gain (loss) on sales of investments	27,613	31,153	91,715	110,171	4,747
Distributions from capital gains	—	—	—	—	23,173
Net change in unrealized appreciation or depreciation of investments	(95,546)	(71,483)	346,444	95,730	(31,539)
Net increase (decrease) in net assets resulting from operations	(58,663)	(36,276)	470,837	216,434	2,413

Contract transactions
Contract purchase payments	36,026	44,719	187,867	140,393	88,595
Net transfers(1)	(49,311)	(26,092)	(89,492)	(7,795)	190,095
Transfers for policy loans	(7,012)	(24,614)	(27,988)	(83,495)	—
Policy charges	(28,919)	(17,961)	(136,873)	(49,583)	(3,279)
Contract terminations:
Surrender benefits	(35,735)	(6,635)	(150,902)	(48,896)	(651)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(84,951)	(30,583)	(217,388)	(49,376)	274,760
Net assets at beginning of year	1,011,544	597,902	3,979,403	1,848,729	1,111
Net assets at end of year	$867,930	$531,043	$4,232,852	$2,015,787	$278,284

Accumulation unit activity
Units outstanding at beginning of year	641,610	305,114	1,675,258	937,046	888
Contract purchase payments	21,905	24,842	75,627	70,487	76,213
Net transfers(1)	(23,361)	28,287	(35,322)	114,848	178,810
Transfers for policy loans	(3,252)	(13,513)	(12,932)	(39,888)	—
Policy charges	(18,031)	(10,073)	(54,359)	(25,520)	(2,837)
Contract terminations:
Surrender benefits	(25,087)	(3,547)	(61,718)	(24,391)	(492)
Death benefits	—	—	—	—	—
Units outstanding at end of year	593,784	331,110	1,586,554	1,032,582	252,582

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	73

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2
Operations
Investment income (loss) — net	$3,794	$(135,268)	$—	$(23,504)	$—
Net realized gain (loss) on sales of investments	5,486	451,266	—	92	—
Distributions from capital gains	31,241	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(3,789)	1,056,638	—	(92)	(18)
Net increase (decrease) in net assets resulting from operations	36,732	1,372,636	—	(23,504)	(18)

Contract transactions
Contract purchase payments	26,744	884,851	882	391,601	24
Net transfers(1)	25,160	167,130	(109)	(99,181)	—
Transfers for policy loans	2,099	(10,733)	—	5,206	—
Policy charges	(29,848)	(1,030,496)	(150)	(297,934)	(9)
Contract terminations:
Surrender benefits	(10,040)	(665,271)	—	(300,679)	—
Death benefits	—	(13,010)	—	(437)	—
Increase (decrease) from contract transactions	14,115	(667,529)	623	(301,424)	15
Net assets at beginning of year	415,253	15,300,599	2,137	3,449,410	73
Net assets at end of year	$466,100	$16,005,706	$2,760	$3,124,482	$70

Accumulation unit activity
Units outstanding at beginning of year	279,393	10,474,108	137	3,296,315	—
Contract purchase payments	17,122	587,211	882	381,231	25
Net transfers(1)	15,303	76,342	(109)	(82,572)	—
Transfers for policy loans	1,663	(5,054)	—	4,928	—
Policy charges	(20,401)	(686,104)	(150)	(284,669)	(9)
Contract terminations:
Surrender benefits	(6,077)	(439,882)	—	(289,484)	—
Death benefits	—	(8,773)	—	(446)	—
Units outstanding at end of year	287,003	9,997,848	760	3,025,303	16

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

74	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Contrarian Core, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
Operations
Investment income (loss) — net	$—	$1	$—	$—	$(106,768)
Net realized gain (loss) on sales of investments	3	—	—	11	787,195
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	62	3	—	226	460,394
Net increase (decrease) in net assets resulting from operations	65	4	—	237	1,140,821

Contract transactions
Contract purchase payments	537	—	—	281	740,721
Net transfers(1)	1,417	—	—	309	(422,807)
Transfers for policy loans	—	—	—	—	(145,180)
Policy charges	(231)	—	—	(149)	(493,198)
Contract terminations:
Surrender benefits	—	—	—	—	(607,630)
Death benefits	—	—	—	—	(12,984)
Increase (decrease) from contract transactions	1,723	—	—	441	(941,078)
Net assets at beginning of year	17	74	10	2,436	13,074,075
Net assets at end of year	$1,805	$78	$10	$3,114	$13,273,818

Accumulation unit activity
Units outstanding at beginning of year	6	—	—	1,926	5,910,755
Contract purchase payments	461	—	—	209	326,340
Net transfers(1)	1,181	—	—	222	(40,192)
Transfers for policy loans	—	—	—	—	(60,512)
Policy charges	(197)	—	—	(113)	(216,050)
Contract terminations:
Surrender benefits	—	—	—	—	(267,373)
Death benefits	—	—	—	—	(5,553)
Units outstanding at end of year	1,451	—	—	2,244	5,647,415

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	75

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
Operations
Investment income (loss) — net	$4	$44	$(15,739)	$—	$(17,697)
Net realized gain (loss) on sales of investments	—	40	47,101	(76)	(28,479)
Distributions from capital gains	—	77	8,753	46	91,570
Net change in unrealized appreciation or depreciation of investments	(3)	(988)	(124,653)	(116)	(40,395)
Net increase (decrease) in net assets resulting from operations	1	(827)	(84,538)	(146)	4,999

Contract transactions
Contract purchase payments	—	12,014	242,441	3,004	124,846
Net transfers(1)	—	20,835	(94,391)	1,388	(118,846)
Transfers for policy loans	—	—	(39,529)	—	(48,465)
Policy charges	—	(3,601)	(96,055)	(234)	(83,025)
Contract terminations:
Surrender benefits	—	(75)	(113,061)	(71)	(83,629)
Death benefits	—	—	(4,541)	—	(2,660)
Increase (decrease) from contract transactions	—	29,173	(105,136)	4,087	(211,779)
Net assets at beginning of year	73	6,118	2,881,226	1,015	2,290,217
Net assets at end of year	$74	$34,464	$2,691,552	$4,956	$2,083,437

Accumulation unit activity
Units outstanding at beginning of year	—	5,750	1,048,129	1,019	1,368,284
Contract purchase payments	—	11,420	85,695	3,129	74,704
Net transfers(1)	—	19,812	35,587	1,409	10,139
Transfers for policy loans	—	—	(13,364)	—	(25,862)
Policy charges	—	(3,361)	(34,080)	(245)	(48,953)
Contract terminations:
Surrender benefits	—	—	(44,137)	—	(50,666)
Death benefits	—	—	(1,887)	—	(1,412)
Units outstanding at end of year	—	33,621	1,075,943	5,312	1,326,234

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

76	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Operations
Investment income (loss) — net	$1,094	$176,285	$(3,351)	$(6,994)	$16
Net realized gain (loss) on sales of investments	(155)	64,882	(4,813)	(14,311)	—
Distributions from capital gains	—	—	—	—	3
Net change in unrealized appreciation or depreciation of investments	(628)	(143,687)	20,451	48,017	13
Net increase (decrease) in net assets resulting from operations	311	97,480	12,287	26,712	32

Contract transactions
Contract purchase payments	15,236	164,845	31,670	30,924	409
Net transfers(1)	14,098	(76,286)	(58,553)	(85,581)	—
Transfers for policy loans	—	(46,414)	(3,665)	(4,396)	—
Policy charges	(1,746)	(122,659)	(12,486)	(21,268)	(69)
Contract terminations:
Surrender benefits	(82)	(200,593)	(30,567)	(22,202)	—
Death benefits	—	(2,218)	—	—	—
Increase (decrease) from contract transactions	27,506	(283,325)	(73,601)	(102,523)	340
Net assets at beginning of year	5,061	3,347,407	434,661	890,409	562
Net assets at end of year	$32,878	$3,161,562	$373,347	$814,598	$934

Accumulation unit activity
Units outstanding at beginning of year	4,581	1,487,285	482,824	514,494	499
Contract purchase payments	13,588	74,685	34,065	17,290	401
Net transfers(1)	12,605	49,873	(62,967)	(35,619)	—
Transfers for policy loans	—	(19,081)	(3,919)	(2,484)	—
Policy charges	(1,554)	(53,666)	(13,497)	(12,277)	(68)
Contract terminations:
Surrender benefits	—	(85,844)	(33,643)	(12,610)	—
Death benefits	—	(922)	—	—	—
Units outstanding at end of year	29,220	1,452,330	402,863	468,794	832

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	77

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$153,458	$2	$—	$(14,543)	$(41,265)
Net realized gain (loss) on sales of investments	(63,388)	(4)	177	160,756	527,277
Distributions from capital gains	40,226	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	253,783	(139)	239	87,603	187,669
Net increase (decrease) in net assets resulting from operations	384,079	(141)	416	233,816	673,681

Contract transactions
Contract purchase payments	511,418	5,269	1,674	127,528	357,289
Net transfers(1)	(671,707)	5,550	(225)	27,175	230,952
Transfers for policy loans	(44,982)	—	—	(3,836)	(28,024)
Policy charges	(460,888)	(1,002)	(448)	(57,389)	(165,051)
Contract terminations:
Surrender benefits	(441,195)	(90)	—	(101,336)	(390,201)
Death benefits	(5,344)	—	—	—	—
Increase (decrease) from contract transactions	(1,112,698)	9,727	1,001	(7,858)	4,965
Net assets at beginning of year	8,926,716	1,161	1,293	1,849,092	5,649,612
Net assets at end of year	$8,198,097	$10,747	$2,710	$2,075,050	$6,328,258

Accumulation unit activity
Units outstanding at beginning of year	5,728,808	859	1,000	1,749,938	3,432,664
Contract purchase payments	317,034	4,420	1,254	117,994	205,143
Net transfers(1)	(312,900)	4,693	(71)	(111,933)	81,076
Transfers for policy loans	(27,754)	—	—	(801)	(9,049)
Policy charges	(284,684)	(849)	(336)	(51,725)	(96,148)
Contract terminations:
Surrender benefits	(276,824)	—	—	(90,757)	(246,272)
Death benefits	(3,172)	—	—	—	—
Units outstanding at end of year	5,140,508	9,123	1,847	1,612,716	3,367,414

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

78	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2(2)	Col VP Man Vol Conserv Gro, Cl 2(2)
Operations
Investment income (loss) — net	$—	$(209,338)	$7	$(116)	$—
Net realized gain (loss) on sales of investments	190	1,011,406	(41)	—	—
Distributions from capital gains	—	—	18	—	—
Net change in unrealized appreciation or depreciation of investments	1,530	2,489,914	(361)	116	—
Net increase (decrease) in net assets resulting from operations	1,720	3,291,982	(377)	—	—

Contract transactions
Contract purchase payments	4,587	1,430,346	747	377	50
Net transfers(1)	12,232	(499,322)	32,427	40,246	—
Transfers for policy loans	—	(243,808)	—	—	—
Policy charges	(1,360)	(1,467,975)	(106)	—	—
Contract terminations:
Surrender benefits	(13)	(1,187,496)	—	(10)	—
Death benefits	—	(3,705)	—	—	—
Increase (decrease) from contract transactions	15,446	(1,971,960)	33,068	40,613	50
Net assets at beginning of year	3,722	24,383,950	751	—	—
Net assets at end of year	$20,888	$25,703,972	$33,442	$40,613	$50

Accumulation unit activity
Units outstanding at beginning of year	2,851	20,031,396	665	—	—
Contract purchase payments	3,179	1,117,209	436	326	—
Net transfers(1)	8,905	(515,799)	31,617	39,905	—
Transfers for policy loans	—	(186,105)	—	—	—
Policy charges	(984)	(1,179,944)	(103)	—	—
Contract terminations:
Surrender benefits	—	(927,172)	—	—	—
Death benefits	—	(3,292)	—	—	—
Units outstanding at end of year	13,951	18,336,293	32,615	40,231	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	79

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Man Vol Gro, Cl 2(2)	Col VP Man Vol Mod Gro, Cl 2(2)	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
Operations
Investment income (loss) — net	$(2,950)	$(230)	$—	$(3,717)	$—
Net realized gain (loss) on sales of investments	60	9	16	55,432	226
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	23,807	1,171	341	(18,480)	474
Net increase (decrease) in net assets resulting from operations	20,917	950	357	33,235	700

Contract transactions
Contract purchase payments	2,807	1,040	1,110	46,442	2,729
Net transfers(1)	1,245,493	150,616	2,860	(50,198)	4,620
Transfers for policy loans	—	—	—	(7,817)	—
Policy charges	(2,108)	(778)	(288)	(15,788)	(1,424)
Contract terminations:
Surrender benefits	(1,004)	(20)	—	(35,297)	(15)
Death benefits	—	—	—	(1,680)	—
Increase (decrease) from contract transactions	1,245,188	150,858	3,682	(64,338)	5,910
Net assets at beginning of year	—	—	810	548,263	1,192
Net assets at end of year	$1,266,105	$151,808	$4,849	$517,160	$7,802

Accumulation unit activity
Units outstanding at beginning of year	—	—	614	258,627	832
Contract purchase payments	2,753	973	840	21,633	1,790
Net transfers(1)	1,257,339	150,100	2,240	(27,820)	3,236
Transfers for policy loans	—	—	—	(3,984)	—
Policy charges	(2,107)	(773)	(217)	(7,411)	(940)
Contract terminations:
Surrender benefits	(1,012)	—	—	(14,957)	—
Death benefits	—	—	—	(666)	—
Units outstanding at end of year	1,256,973	150,300	3,477	225,422	4,918

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

80	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$(6,664)	$49	$61,216	$—	$(2,833)
Net realized gain (loss) on sales of investments	96,923	(153)	214,220	92	24,376
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(14,553)	(122)	(949,455)	982	21,010
Net increase (decrease) in net assets resulting from operations	75,706	(226)	(674,019)	1,074	42,553

Contract transactions
Contract purchase payments	43,648	726	386,430	3,619	32,884
Net transfers(1)	(168,407)	157	(66,486)	12,616	48,047
Transfers for policy loans	(6,912)	—	(72,050)	—	(4,286)
Policy charges	(18,390)	(344)	(360,497)	(1,925)	(7,634)
Contract terminations:
Surrender benefits	(19,173)	—	(286,153)	(15)	(7,318)
Death benefits	—	—	(7,502)	—	—
Increase (decrease) from contract transactions	(169,234)	539	(406,258)	14,295	61,693
Net assets at beginning of year	781,298	677	7,397,866	796	350,583
Net assets at end of year	$687,770	$990	$6,317,589	$16,165	$454,829

Accumulation unit activity
Units outstanding at beginning of year	493,623	459	6,966,801	558	176,500
Contract purchase payments	26,414	597	379,789	2,411	20,239
Net transfers(1)	(119,359)	7	(105,303)	8,693	29,841
Transfers for policy loans	(3,814)	—	(73,334)	—	(2,391)
Policy charges	(11,017)	(283)	(360,114)	(1,290)	(4,345)
Contract terminations:
Surrender benefits	(9,360)	—	(285,973)	—	(3,458)
Death benefits	—	—	(5,537)	—	—
Units outstanding at end of year	376,487	780	6,516,329	10,372	216,386

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	81

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2
Operations
Investment income (loss) — net	$—	$(8,770)	$102	$—	$1
Net realized gain (loss) on sales of investments	43	104,215	(2)	115	—
Distributions from capital gains	—	—	35	—	—
Net change in unrealized appreciation or depreciation of investments	238	(28,603)	(91)	(84)	4
Net increase (decrease) in net assets resulting from operations	281	66,842	44	31	5

Contract transactions
Contract purchase payments	2,276	87,102	2,204	3,868	132
Net transfers(1)	4,239	(18,271)	984	(2,310)	6
Transfers for policy loans	—	7,611	—	—	—
Policy charges	(1,083)	(38,064)	(484)	(358)	(16)
Contract terminations:
Surrender benefits	(15)	(71,131)	—	—	—
Death benefits	—	(4,304)	—	—	—
Increase (decrease) from contract transactions	5,417	(37,057)	2,704	1,200	122
Net assets at beginning of year	800	1,197,324	1,907	3,750	74
Net assets at end of year	$6,498	$1,227,109	$4,655	$4,981	$201

Accumulation unit activity
Units outstanding at beginning of year	513	475,471	1,804	2,655	—
Contract purchase payments	1,458	34,353	2,087	2,738	130
Net transfers(1)	2,747	(15,787)	928	(1,708)	4
Transfers for policy loans	—	67	—	—	—
Policy charges	(700)	(14,998)	(460)	(258)	(15)
Contract terminations:
Surrender benefits	—	(25,129)	—	—	—
Death benefits	—	(1,458)	—	—	—
Units outstanding at end of year	4,018	452,519	4,359	3,427	119

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

82	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$22,081	$(4,540)	$18	$28,124	$(2,715)
Net realized gain (loss) on sales of investments	9,220	(37,858)	16	1,256	274,267
Distributions from capital gains	—	—	29	—	82,540
Net change in unrealized appreciation or depreciation of investments	70,783	(58,493)	(412)	(31,037)	56,457
Net increase (decrease) in net assets resulting from operations	102,084	(100,891)	(349)	(1,657)	410,549

Contract transactions
Contract purchase payments	125,102	49,738	5,853	65,588	280,030
Net transfers(1)	(286,600)	(29,364)	36,808	(78,684)	23,306
Transfers for policy loans	4,689	(5,191)	—	(19,189)	(34,771)
Policy charges	(115,206)	(16,282)	(1,504)	(32,191)	(110,869)
Contract terminations:
Surrender benefits	(75,576)	(21,489)	(154)	(55,404)	(157,563)
Death benefits	(2,422)	(4,028)	—	—	(15,530)
Increase (decrease) from contract transactions	(350,013)	(26,616)	41,003	(119,880)	(15,397)
Net assets at beginning of year	2,177,997	610,307	4,271	1,254,191	3,742,363
Net assets at end of year	$1,930,068	$482,800	$44,925	$1,132,654	$4,137,515

Accumulation unit activity
Units outstanding at beginning of year	1,842,389	750,620	4,137	964,365	2,518,822
Contract purchase payments	103,961	61,990	5,296	50,997	183,883
Net transfers(1)	(207,290)	(50,325)	36,507	(70,475)	(44,021)
Transfers for policy loans	4,091	(6,181)	—	(14,197)	(17,776)
Policy charges	(95,570)	(20,372)	(1,436)	(24,356)	(72,374)
Contract terminations:
Surrender benefits	(61,543)	(28,272)	—	(45,167)	(104,785)
Death benefits	(1,945)	(5,295)	—	—	(11,810)
Units outstanding at end of year	1,584,093	702,165	44,504	861,167	2,451,939

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	83

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$41,233	$15,788	$(37,896)	$(35,772)	$7,188
Net realized gain (loss) on sales of investments	185,423	230,795	201,861	282,201	30,310
Distributions from capital gains	1,114	493	160,001	108,549	371
Net change in unrealized appreciation or depreciation of investments	166,309	(71,022)	47,071	(123,168)	(168,170)
Net increase (decrease) in net assets resulting from operations	394,079	176,054	371,037	231,810	(130,301)

Contract transactions
Contract purchase payments	212,857	102,358	273,481	323,424	75,014
Net transfers(1)	(83,028)	12,678	(140,996)	(196,030)	(19,450)
Transfers for policy loans	(19,119)	(14,898)	(68,156)	(87,172)	(12,556)
Policy charges	(154,499)	(51,654)	(244,913)	(125,861)	(46,398)
Contract terminations:
Surrender benefits	(344,394)	(50,623)	(472,679)	(188,404)	(100,932)
Death benefits	(3,740)	—	(4,178)	(2,562)	—
Increase (decrease) from contract transactions	(391,923)	(2,139)	(657,441)	(276,605)	(104,322)
Net assets at beginning of year	4,278,192	1,838,582	7,084,087	4,660,460	1,542,270
Net assets at end of year	$4,280,348	$2,012,497	$6,797,683	$4,615,665	$1,307,647

Accumulation unit activity
Units outstanding at beginning of year	2,176,353	1,077,460	2,417,602	1,674,757	913,532
Contract purchase payments	105,104	62,668	92,695	140,793	45,659
Net transfers(1)	(44,300)	252,132	(44,844)	648,801	(11,263)
Transfers for policy loans	(8,782)	(10,757)	(23,414)	(30,720)	(5,946)
Policy charges	(77,897)	(32,142)	(80,900)	(54,100)	(29,440)
Contract terminations:
Surrender benefits	(178,775)	(35,405)	(154,245)	(81,615)	(66,310)
Death benefits	(2,170)	—	(1,248)	(2,265)	—
Units outstanding at end of year	1,969,533	1,313,956	2,205,646	2,295,651	846,232

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

84	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$2,952	$2	$(8,238)	$(171)	$22,769
Net realized gain (loss) on sales of investments	59,418	—	(47,444)	(8)	107,036
Distributions from capital gains	277	1	—	—	10,228
Net change in unrealized appreciation or depreciation of investments	(159,694)	1	416,837	(1,599)	(19,745)
Net increase (decrease) in net assets resulting from operations	(97,047)	4	361,155	(1,778)	120,288

Contract transactions
Contract purchase payments	77,231	64	189,582	1,099	140,152
Net transfers(1)	(47,286)	(50)	(73,614)	113,008	(154,377)
Transfers for policy loans	(27,111)	—	(36,144)	260	(21,025)
Policy charges	(20,370)	(16)	(95,925)	(980)	(44,349)
Contract terminations:
Surrender benefits	(40,968)	—	(158,828)	(74)	(80,709)
Death benefits	(1,957)	—	(4,380)	—	—
Increase (decrease) from contract transactions	(60,461)	(2)	(179,309)	113,313	(160,308)
Net assets at beginning of year	1,135,316	76	2,602,490	77	1,963,630
Net assets at end of year	$977,808	$78	$2,784,336	$111,612	$1,923,610

Accumulation unit activity
Units outstanding at beginning of year	559,250	1	1,271,454	—	993,862
Contract purchase payments	43,329	61	86,939	805	69,245
Net transfers(1)	103,942	(46)	(2,069)	116,053	(70,569)
Transfers for policy loans	(13,919)	—	(15,757)	259	(9,735)
Policy charges	(11,768)	(16)	(43,935)	(1,012)	(21,863)
Contract terminations:
Surrender benefits	(24,743)	—	(71,804)	—	(41,450)
Death benefits	(1,853)	—	(1,888)	—	—
Units outstanding at end of year	654,238	—	1,222,940	116,105	919,490

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	85

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor(2)	GS VIT Sm Cap Eq Insights, Inst
Operations
Investment income (loss) — net	$(3,813)	$273	$13,909	$185	$297
Net realized gain (loss) on sales of investments	169,108	5	355,329	(1)	8,757
Distributions from capital gains	192,328	—	1,089,289	3	56,427
Net change in unrealized appreciation or depreciation of investments	(364,833)	(143)	(668,419)	(376)	(42,205)
Net increase (decrease) in net assets resulting from operations	(7,210)	135	790,108	(189)	23,276

Contract transactions
Contract purchase payments	135,147	6,125	358,970	609	18,370
Net transfers(1)	(58,147)	9,636	(281,127)	18,217	(440)
Transfers for policy loans	(49,113)	—	(27,605)	—	197
Policy charges	(73,184)	(205)	(187,637)	(14)	(13,098)
Contract terminations:
Surrender benefits	(86,793)	(149)	(402,439)	(73)	(31,284)
Death benefits	—	—	(2,685)	—	—
Increase (decrease) from contract transactions	(132,090)	15,407	(542,523)	18,739	(26,255)
Net assets at beginning of year	2,679,398	77	6,468,665	—	413,821
Net assets at end of year	$2,540,098	$15,619	$6,716,250	$18,550	$410,842

Accumulation unit activity
Units outstanding at beginning of year	817,189	2	2,044,701	—	166,128
Contract purchase payments	42,880	5,872	108,469	240	7,300
Net transfers(1)	45,872	9,631	23,835	18,655	(753)
Transfers for policy loans	(15,510)	—	(3,028)	—	68
Policy charges	(23,562)	(199)	(58,316)	(15)	(5,253)
Contract terminations:
Surrender benefits	(27,563)	—	(118,138)	—	(11,537)
Death benefits	—	—	(967)	—	—
Units outstanding at end of year	839,306	15,306	1,996,556	18,880	155,953

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

86	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Operations
Investment income (loss) — net	$15,689	$(3,510)	$(6,469)	$(11)	$1,690
Net realized gain (loss) on sales of investments	166,431	12,513	48,070	1	86,904
Distributions from capital gains	102,229	—	—	260	—
Net change in unrealized appreciation or depreciation of investments	37,189	33,987	13,651	(92)	(55,315)
Net increase (decrease) in net assets resulting from operations	321,538	42,990	55,252	158	33,279

Contract transactions
Contract purchase payments	117,038	21,880	69,262	312	12,369
Net transfers(1)	26,964	43,257	28,392	12,532	(254,672)
Transfers for policy loans	(72,567)	78,453	(16,822)	—	(1,311)
Policy charges	(74,396)	(19,197)	(15,893)	(118)	(9,844)
Contract terminations:
Surrender benefits	(134,432)	(8,028)	(22,640)	(74)	(12,147)
Death benefits	—	—	—	—	(15,325)
Increase (decrease) from contract transactions	(137,393)	116,365	42,299	12,652	(280,930)
Net assets at beginning of year	2,232,009	460,105	724,440	74	568,859
Net assets at end of year	$2,416,154	$619,460	$821,991	$12,884	$321,208

Accumulation unit activity
Units outstanding at beginning of year	1,364,474	340,237	544,670	—	420,619
Contract purchase payments	68,241	15,820	51,242	12	8,555
Net transfers(1)	(32,135)	31,612	36,038	12,424	(190,932)
Transfers for policy loans	(49,373)	57,587	(12,941)	—	(836)
Policy charges	(42,486)	(13,864)	(11,865)	(113)	(6,892)
Contract terminations:
Surrender benefits	(89,066)	(5,786)	(16,713)	—	(8,524)
Death benefits	—	—	—	—	(12,464)
Units outstanding at end of year	1,219,655	425,606	590,431	12,323	209,526

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	87

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
Operations
Investment income (loss) — net	$(2,122)	$6,003	$7,821	$(3,064)	$(2,383)
Net realized gain (loss) on sales of investments	538,847	17,090	25,306	20,399	19,632
Distributions from capital gains	58,052	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	263,814	46,262	(41,454)	12,815	2,138
Net increase (decrease) in net assets resulting from operations	858,591	69,355	(8,327)	30,150	19,387

Contract transactions
Contract purchase payments	576,931	30,519	66,906	22,143	15,396
Net transfers(1)	(297,812)	(10,386)	56,695	12,070	75
Transfers for policy loans	(98,687)	(6,073)	(9,852)	(6,390)	(18,093)
Policy charges	(553,805)	(17,376)	(27,843)	(14,889)	(4,804)
Contract terminations:
Surrender benefits	(694,438)	(22,082)	(16,239)	(14,121)	(4,456)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(1,067,811)	(25,398)	69,667	(1,187)	(11,882)
Net assets at beginning of year	12,257,073	583,082	1,038,391	417,547	287,150
Net assets at end of year	$12,047,853	$627,039	$1,099,731	$446,510	$294,655

Accumulation unit activity
Units outstanding at beginning of year	4,661,952	414,866	743,209	314,081	220,459
Contract purchase payments	210,486	20,795	50,244	16,266	11,823
Net transfers(1)	(105,115)	(6,793)	43,667	8,189	5,846
Transfers for policy loans	(37,241)	(3,917)	(4,694)	(4,466)	(13,099)
Policy charges	(199,709)	(11,813)	(19,813)	(10,923)	(3,718)
Contract terminations:
Surrender benefits	(252,016)	(14,730)	(9,413)	(10,337)	(3,215)
Death benefits	—	—	—	—	—
Units outstanding at end of year	4,278,357	398,408	803,200	312,810	218,096

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

88	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
Operations
Investment income (loss) — net	$(2,953)	$699	$(2,927)	$3	$3
Net realized gain (loss) on sales of investments	19,677	(16,605)	18,463	—	—
Distributions from capital gains	28,833	22,773	35,875	—	2
Net change in unrealized appreciation or depreciation of investments	(10,904)	(11,354)	4,908	1	(1)
Net increase (decrease) in net assets resulting from operations	34,653	(4,487)	56,319	4	4

Contract transactions
Contract purchase payments	36,046	112,775	16,364	71	4
Net transfers(1)	(29,001)	199,587	8,663	—	4
Transfers for policy loans	—	—	(3,471)	—	—
Policy charges	(17,497)	(3,744)	(14,117)	(13)	(2)
Contract terminations:
Surrender benefits	(13,870)	(223)	(30,643)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(24,322)	308,395	(23,204)	58	6
Net assets at beginning of year	356,294	79	522,479	75	88
Net assets at end of year	$366,625	$303,987	$555,594	$137	$98

Accumulation unit activity
Units outstanding at beginning of year	182,496	—	256,740	—	—
Contract purchase payments	17,948	107,374	7,970	67	4
Net transfers(1)	(14,700)	198,480	526	—	4
Transfers for policy loans	—	—	(133)	—	—
Policy charges	(8,482)	(3,644)	(7,957)	(11)	(2)
Contract terminations:
Surrender benefits	(9,083)	—	(11,709)	—	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	168,179	302,210	245,437	56	6

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	89

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS New Dis, Serv Cl
Operations
Investment income (loss) — net	$(9,486)	$(3,387)	$70,525	$175	$(14,283)
Net realized gain (loss) on sales of investments	185,729	46,085	(25,677)	(6)	71,492
Distributions from capital gains	78,241	41,956	315,286	2,413	433,354
Net change in unrealized appreciation or depreciation of investments	(165,273)	(22,674)	(757,185)	(2,896)	(681,364)
Net increase (decrease) in net assets resulting from operations	89,211	61,980	(397,051)	(314)	(190,801)

Contract transactions
Contract purchase payments	69,399	25,521	202,964	454	94,538
Net transfers(1)	(236,931)	(84,449)	(105,185)	45,842	(277,459)
Transfers for policy loans	(42,544)	(26,517)	(22,588)	41	(26,421)
Policy charges	(42,104)	(19,423)	(90,230)	(52)	(54,905)
Contract terminations:
Surrender benefits	(61,456)	(4,032)	(234,630)	(74)	(142,090)
Death benefits	—	—	(10,011)	—	—
Increase (decrease) from contract transactions	(313,636)	(108,900)	(259,680)	46,211	(406,337)
Net assets at beginning of year	1,342,372	597,331	3,382,953	78	2,235,762
Net assets at end of year	$1,117,947	$550,411	$2,726,222	$45,975	$1,638,624

Accumulation unit activity
Units outstanding at beginning of year	1,164,173	411,724	1,841,337	—	978,624
Contract purchase payments	57,214	16,835	113,968	156	45,328
Net transfers(1)	(277,891)	(52,533)	(56,867)	45,890	(153,066)
Transfers for policy loans	(45,435)	(18,755)	(11,085)	41	(10,634)
Policy charges	(35,508)	(13,372)	(50,554)	(52)	(24,879)
Contract terminations:
Surrender benefits	(57,786)	(2,576)	(130,961)	—	(65,944)
Death benefits	—	—	(6,166)	—	—
Units outstanding at end of year	804,767	341,323	1,699,672	46,035	769,429

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

90	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S(2)	NB AMT Soc Responsive, Cl S
Operations
Investment income (loss) — net	$19,504	$(575)	$(2,345)	$—	$5
Net realized gain (loss) on sales of investments	169,821	9,963	8,558	—	51
Distributions from capital gains	66,252	—	43,982	—	—
Net change in unrealized appreciation or depreciation of investments	(44,070)	43,020	(47,694)	(6)	426
Net increase (decrease) in net assets resulting from operations	211,507	52,408	2,501	(6)	482

Contract transactions
Contract purchase payments	121,664	30,480	30,250	375	390
Net transfers(1)	(33,509)	44,248	(39,891)	—	6,937
Transfers for policy loans	(29,717)	(11,516)	(8,956)	—	—
Policy charges	(81,338)	(11,291)	(12,839)	—	(1,135)
Contract terminations:
Surrender benefits	(107,869)	(23,740)	(3,615)	—	(114)
Death benefits	—	(3,974)	—	—	—
Increase (decrease) from contract transactions	(130,769)	24,207	(35,051)	375	6,078
Net assets at beginning of year	1,701,118	395,871	307,059	—	105
Net assets at end of year	$1,781,856	$472,486	$274,509	$369	$6,665

Accumulation unit activity
Units outstanding at beginning of year	531,098	402,507	171,485	—	—
Contract purchase payments	37,063	29,038	18,492	—	273
Net transfers(1)	48,124	27,390	(20,264)	—	4,953
Transfers for policy loans	(11,128)	(11,992)	(3,545)	—	—
Policy charges	(23,990)	(10,739)	(7,407)	—	(797)
Contract terminations:
Surrender benefits	(28,832)	(24,460)	(1,932)	—	—
Death benefits	—	(4,271)	—	—	—
Units outstanding at end of year	552,335	407,473	156,829	—	4,429

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	91

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
Operations
Investment income (loss) — net	$886	$80,588	$(1,492)	$71,346	$25
Net realized gain (loss) on sales of investments	30,030	12,554	15,860	5,376	—
Distributions from capital gains	43,698	—	116,716	—	—
Net change in unrealized appreciation or depreciation of investments	(63,750)	(47,474)	(42,760)	(68,628)	19
Net increase (decrease) in net assets resulting from operations	10,864	45,668	88,324	8,094	44

Contract transactions
Contract purchase payments	72,959	125,634	58,474	182,409	488
Net transfers(1)	14,690	(148,433)	71,127	(748,634)	36
Transfers for policy loans	(2,111)	(6,883)	(7,803)	(6,511)	—
Policy charges	(17,243)	(75,314)	(28,263)	(76,860)	(53)
Contract terminations:
Surrender benefits	(10,590)	(118,469)	(11,998)	(107,299)	—
Death benefits	—	(45,747)	—	(13,238)	—
Increase (decrease) from contract transactions	57,705	(269,212)	81,537	(770,133)	471
Net assets at beginning of year	869,671	2,648,904	746,716	2,239,127	494
Net assets at end of year	$938,240	$2,425,360	$916,577	$1,477,088	$1,009

Accumulation unit activity
Units outstanding at beginning of year	556,070	1,858,082	445,897	1,618,816	456
Contract purchase payments	47,392	86,737	35,310	127,347	515
Net transfers(1)	(2,333)	(90,968)	37,240	(533,428)	50
Transfers for policy loans	(1,466)	(4,590)	(2,377)	(3,717)	—
Policy charges	(11,378)	(51,758)	(17,467)	(54,040)	(57)
Contract terminations:
Surrender benefits	(7,162)	(81,766)	(7,421)	(75,947)	—
Death benefits	—	(32,320)	—	(9,979)	—
Units outstanding at end of year	581,123	1,683,417	491,182	1,069,052	964

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

92	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IA
Operations
Investment income (loss) — net	$219	$58,984	$29,532	$108	$(30,577)
Net realized gain (loss) on sales of investments	—	37,171	1,555	9,015	320,203
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(27)	76,950	(25,934)	(27,648)	743,718
Net increase (decrease) in net assets resulting from operations	192	173,105	5,153	(18,525)	1,033,344

Contract transactions
Contract purchase payments	8,244	31,324	21,277	10,305	406,779
Net transfers(1)	4,480	56,168	(4,020)	95,508	(142,876)
Transfers for policy loans	—	(7,855)	1,115	(5,345)	(73,851)
Policy charges	(103)	(23,820)	(20,570)	(4,977)	(383,974)
Contract terminations:
Surrender benefits	—	(12,077)	(25,550)	(20,050)	(532,092)
Death benefits	—	—	—	—	(6,649)
Increase (decrease) from contract transactions	12,621	43,740	(27,748)	75,441	(732,663)
Net assets at beginning of year	1,987	608,035	558,452	189,917	8,506,896
Net assets at end of year	$14,800	$824,880	$535,857	$246,833	$8,807,577

Accumulation unit activity
Units outstanding at beginning of year	—	280,176	251,364	99,012	3,875,845
Contract purchase payments	240	12,989	9,310	5,569	177,021
Net transfers(1)	4,399	24,626	(2,241)	61,022	(64,972)
Transfers for policy loans	—	(3,126)	556	(2,811)	(32,466)
Policy charges	(101)	(9,607)	(8,893)	(2,723)	(166,989)
Contract terminations:
Surrender benefits	—	(4,726)	(10,819)	(10,477)	(230,823)
Death benefits	—	—	—	—	(3,081)
Units outstanding at end of year	4,538	300,332	239,277	149,592	3,554,535

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	93

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Put VT Multi- Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$(1,523)	$(19,260)	$65,746	$(3)	$(61,139)
Net realized gain (loss) on sales of investments	22,979	65,612	18,200	21	324,125
Distributions from capital gains	—	201,106	—	—	—
Net change in unrealized appreciation or depreciation of investments	40,546	(371,143)	21,328	(85)	158,835
Net increase (decrease) in net assets resulting from operations	62,002	(123,685)	105,274	(67)	421,821

Contract transactions
Contract purchase payments	19,483	136,569	160,524	467	1,312,447
Net transfers(1)	35,958	(136,676)	(101,067)	2,390	1,493,416
Transfers for policy loans	(5,349)	(25,767)	(16,431)	—	(101,666)
Policy charges	(16,655)	(110,063)	(94,686)	(21)	(215,071)
Contract terminations:
Surrender benefits	(12,792)	(158,864)	(222,045)	—	(298,672)
Death benefits	—	—	—	—	(26,467)
Increase (decrease) from contract transactions	20,645	(294,801)	(273,705)	2,836	2,163,987
Net assets at beginning of year	456,263	2,962,346	2,953,465	66	7,551,930
Net assets at end of year	$538,910	$2,543,860	$2,785,034	$2,835	$10,137,738

Accumulation unit activity
Units outstanding at beginning of year	271,838	1,029,170	1,318,605	—	5,304,369
Contract purchase payments	11,062	50,215	70,244	23	955,637
Net transfers(1)	21,861	(49,341)	(44,097)	3,171	1,034,244
Transfers for policy loans	(2,939)	(10,155)	(7,806)	—	(66,936)
Policy charges	(9,514)	(38,857)	(41,007)	(21)	(152,834)
Contract terminations:
Surrender benefits	(7,496)	(55,350)	(95,909)	—	(194,585)
Death benefits	—	—	—	—	(21,222)
Units outstanding at end of year	284,812	925,682	1,200,030	3,173	6,858,673

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

94	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
Operations
Investment income (loss) — net	$(148,767)	$1	$17	$—	$(6,514)
Net realized gain (loss) on sales of investments	1,097,763	—	(75)	(6)	(4,469)
Distributions from capital gains	—	—	77	—	—
Net change in unrealized appreciation or depreciation of investments	(114,050)	3	8	88	69,950
Net increase (decrease) in net assets resulting from operations	834,946	4	27	82	58,967

Contract transactions
Contract purchase payments	1,146,158	—	315	828	43,324
Net transfers(1)	(285,123)	—	(88)	—	(41,903)
Transfers for policy loans	(89,280)	—	—	—	(1,635)
Policy charges	(442,796)	—	(145)	(192)	(27,629)
Contract terminations:
Surrender benefits	(895,845)	—	—	—	(22,560)
Death benefits	(56,103)	—	—	—	—
Increase (decrease) from contract transactions	(622,989)	—	82	636	(50,403)
Net assets at beginning of year	18,295,826	73	104	652	767,072
Net assets at end of year	$18,507,783	$77	$213	$1,370	$775,636

Accumulation unit activity
Units outstanding at beginning of year	12,589,733	—	23	604	605,837
Contract purchase payments	776,966	—	304	827	32,985
Net transfers(1)	75,868	—	(80)	—	(23,732)
Transfers for policy loans	(59,048)	—	—	—	(1,290)
Policy charges	(303,567)	—	(141)	(191)	(21,026)
Contract terminations:
Surrender benefits	(643,299)	—	—	—	(17,114)
Death benefits	(38,931)	—	—	—	—
Units outstanding at end of year	12,397,722	—	106	1,240	575,660

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	95

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2
Operations
Investment income (loss) — net	$260	$(5,573)	$(11,236)	$29	$87
Net realized gain (loss) on sales of investments	(47)	34,891	136,349	40	(11)
Distributions from capital gains	1,141	—	—	44	19
Net change in unrealized appreciation or depreciation of investments	(2,158)	(6,822)	(76,347)	(220)	(92)
Net increase (decrease) in net assets resulting from operations	(804)	22,496	48,766	(107)	3

Contract transactions
Contract purchase payments	10,595	115,276	76,586	937	1,506
Net transfers(1)	12,677	(155,387)	(1,329,781)	296	187
Transfers for policy loans	—	(4,872)	(1,839)	—	—
Policy charges	(1,706)	(77,161)	(79,350)	(258)	(845)
Contract terminations:
Surrender benefits	(94)	(35,521)	(46,949)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	21,472	(157,665)	(1,381,333)	975	848
Net assets at beginning of year	2,714	692,100	2,369,069	807	1,918
Net assets at end of year	$23,382	$556,931	$1,036,502	$1,675	$2,769

Accumulation unit activity
Units outstanding at beginning of year	2,089	593,855	2,038,548	566	1,756
Contract purchase payments	8,599	97,238	64,437	747	1,423
Net transfers(1)	10,106	(130,427)	(1,134,173)	261	174
Transfers for policy loans	—	(4,104)	(1,622)	—	—
Policy charges	(1,354)	(65,049)	(66,923)	(205)	(800)
Contract terminations:
Surrender benefits	—	(29,376)	(39,030)	—	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	19,440	462,137	861,237	1,369	2,553

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

96	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP MS Adv, Cl 2	VP Oppen Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2
Operations
Investment income (loss) — net	$—	$112	$38	$—	$—
Net realized gain (loss) on sales of investments	1	9	(1)	9	53
Distributions from capital gains	—	567	2	—	—
Net change in unrealized appreciation or depreciation of investments	29	(843)	45	35	88
Net increase (decrease) in net assets resulting from operations	30	(155)	84	44	141

Contract transactions
Contract purchase payments	154	5,446	1,583	1,217	216
Net transfers(1)	4	5,910	—	(90)	1,340
Transfers for policy loans	—	—	—	—	—
Policy charges	(29)	(839)	(351)	(80)	(180)
Contract terminations:
Surrender benefits	—	(96)	—	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	129	10,421	1,232	1,047	1,376
Net assets at beginning of year	327	3,854	1,166	358	384
Net assets at end of year	$486	$14,120	$2,482	$1,449	$1,901

Accumulation unit activity
Units outstanding at beginning of year	244	3,089	1,118	270	293
Contract purchase payments	116	4,390	1,571	885	159
Net transfers(1)	4	4,806	—	(66)	1,011
Transfers for policy loans	—	—	—	—	—
Policy charges	(22)	(681)	(348)	(61)	(136)
Contract terminations:
Surrender benefits	—	—	—	—	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	342	11,604	2,341	1,028	1,327

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	97

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$—	$(181,771)	$(333,755)	$(172,355)	$(469,722)
Net realized gain (loss) on sales of investments	17	576,462	1,742,656	399,173	1,790,385
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	13	521,895	270,607	726,361	1,183,396
Net increase (decrease) in net assets resulting from operations	30	916,586	1,679,508	953,179	2,504,059

Contract transactions
Contract purchase payments	287	2,110,060	2,766,747	2,973,067	4,363,303
Net transfers(1)	59	1,464,048	(1,143,121)	2,323,749	(380,039)
Transfers for policy loans	—	(79,444)	(294,931)	(626,886)	(581,725)
Policy charges	(121)	(712,569)	(1,660,722)	(630,627)	(1,487,416)
Contract terminations:
Surrender benefits	—	(1,189,310)	(1,289,822)	(596,158)	(1,582,549)
Death benefits	—	(21,639)	—	—	(14,089)
Increase (decrease) from contract transactions	225	1,571,146	(1,621,849)	3,443,145	317,485
Net assets at beginning of year	58	20,965,871	40,409,801	20,036,119	56,902,151
Net assets at end of year	$313	$23,453,603	$40,467,460	$24,432,443	$59,723,695

Accumulation unit activity
Units outstanding at beginning of year	33	15,914,092	30,537,913	14,646,848	40,845,460
Contract purchase payments	204	1,582,357	2,064,393	2,174,992	3,071,397
Net transfers(1)	52	1,227,039	(764,122)	1,664,087	(214,971)
Transfers for policy loans	—	(60,403)	(214,449)	(443,355)	(407,924)
Policy charges	(88)	(532,143)	(1,230,591)	(457,142)	(1,045,962)
Contract terminations:
Surrender benefits	—	(887,427)	(960,080)	(417,065)	(1,110,746)
Death benefits	—	(16,019)	—	—	(9,495)
Units outstanding at end of year	201	17,227,496	29,433,064	17,168,365	41,127,759

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

98	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi- Mgr Div Inc, Cl 2(2)	VP Multi- Mgr Int Rate Adapt, Cl 2(2)
Operations
Investment income (loss) — net	$(19,935)	$(46,117)	$163	$4	$3
Net realized gain (loss) on sales of investments	70,574	206,470	(60)	—	—
Distributions from capital gains	—	—	1,249	—	—
Net change in unrealized appreciation or depreciation of investments	50,637	48,239	(356)	(6)	(5)
Net increase (decrease) in net assets resulting from operations	101,276	208,592	996	(2)	(2)

Contract transactions
Contract purchase payments	167,438	354,082	4,760	374	375
Net transfers(1)	144,325	(260,254)	11,002	—	—
Transfers for policy loans	(46,199)	3,870	—	—	—
Policy charges	(129,899)	(354,320)	(1,511)	—	—
Contract terminations:
Surrender benefits	(132,612)	(59,897)	(90)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	3,053	(316,519)	14,161	374	375
Net assets at beginning of year	2,523,700	5,432,014	2,741	—	—
Net assets at end of year	$2,628,029	$5,324,087	$17,898	$372	$373

Accumulation unit activity
Units outstanding at beginning of year	2,034,426	4,374,835	2,442	—	—
Contract purchase payments	132,605	279,827	3,948	—	—
Net transfers(1)	113,695	(205,501)	9,328	—	—
Transfers for policy loans	(36,936)	2,585	—	—	—
Policy charges	(102,415)	(279,029)	(1,276)	—	—
Contract terminations:
Surrender benefits	(104,895)	(46,504)	—	—	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	2,036,480	4,126,213	14,442	—	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	99

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$—	$—	$—	$—	$(5,730)
Net realized gain (loss) on sales of investments	—	44	14	—	87,809
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	70	376	5	2	(76,585)
Net increase (decrease) in net assets resulting from operations	70	420	19	2	5,494

Contract transactions
Contract purchase payments	1,056	1,024	422	38	38,443
Net transfers(1)	—	5,176	5	5	(34,531)
Transfers for policy loans	—	—	—	—	(24,558)
Policy charges	(144)	(969)	(113)	—	(19,584)
Contract terminations:
Surrender benefits	—	(15)	—	—	(25,055)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	912	5,216	314	43	(65,285)
Net assets at beginning of year	269	59	399	14	748,141
Net assets at end of year	$1,251	$5,695	$732	$59	$688,350

Accumulation unit activity
Units outstanding at beginning of year	204	34	281	—	283,758
Contract purchase payments	808	736	328	28	14,726
Net transfers(1)	—	3,794	4	4	(6,598)
Transfers for policy loans	—	—	—	—	(9,365)
Policy charges	(111)	(700)	(86)	—	(7,732)
Contract terminations:
Surrender benefits	—	—	—	—	(9,938)
Death benefits	—	—	—	—	—
Units outstanding at end of year	901	3,864	527	32	264,851

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

100	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Pyramis Intl Eq, Cl 2	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP TCW Core Plus Bond, Cl 2
Operations
Investment income (loss) — net	$37	$8	$—	$(2,989)	$—
Net realized gain (loss) on sales of investments	(492)	22	—	18,349	—
Distributions from capital gains	171	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(822)	(2)	1	21,290	4
Net increase (decrease) in net assets resulting from operations	(1,106)	28	1	36,650	4

Contract transactions
Contract purchase payments	11,111	91	—	30,017	—
Net transfers(1)	488	(70)	—	(25,692)	—
Transfers for policy loans	—	—	—	(2,383)	—
Policy charges	(476)	(82)	—	(8,666)	—
Contract terminations:
Surrender benefits	(92)	—	—	(2,372)	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	11,031	(61)	—	(9,096)	—
Net assets at beginning of year	1,290	109	13	343,979	73
Net assets at end of year	$11,215	$76	$14	$371,533	$77

Accumulation unit activity
Units outstanding at beginning of year	940	32	—	287,214	—
Contract purchase payments	8,895	89	—	24,990	—
Net transfers(1)	40	(41)	—	(26,631)	—
Transfers for policy loans	—	—	—	(2,090)	—
Policy charges	(384)	(80)	—	(6,956)	—
Contract terminations:
Surrender benefits	—	—	—	(1,337)	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	9,491	—	—	275,190	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	101

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA
Operations
Investment income (loss) — net	$—	$(1,063)	$—	$35,937	$(46,192)
Net realized gain (loss) on sales of investments	31	16,514	—	124,157	357,438
Distributions from capital gains	—	—	—	613,425	749,948
Net change in unrealized appreciation or depreciation of investments	419	(921)	—	(1,044,049)	(829,841)
Net increase (decrease) in net assets resulting from operations	450	14,530	—	(270,530)	231,353

Contract transactions
Contract purchase payments	1,585	10,224	47	348,852	356,970
Net transfers(1)	4,766	(7,922)	—	(127,084)	(391,372)
Transfers for policy loans	—	(4,212)	—	(125,698)	(171,592)
Policy charges	(1,064)	(4,454)	(8)	(168,575)	(204,424)
Contract terminations:
Surrender benefits	(15)	(13,103)	—	(168,755)	(245,775)
Death benefits	—	—	—	(5,051)	(17,565)
Increase (decrease) from contract transactions	5,272	(19,467)	39	(246,311)	(673,758)
Net assets at beginning of year	302	139,218	75	5,674,565	6,464,790
Net assets at end of year	$6,024	$134,281	$114	$5,157,724	$6,022,385

Accumulation unit activity
Units outstanding at beginning of year	210	76,603	—	2,189,083	2,186,158
Contract purchase payments	1,102	5,671	47	137,250	122,724
Net transfers(1)	3,351	(7,113)	—	22,574	(16,302)
Transfers for policy loans	—	(2,033)	—	(45,968)	(58,025)
Policy charges	(737)	(2,351)	(8)	(66,040)	(71,303)
Contract terminations:
Surrender benefits	—	(6,791)	—	(64,726)	(82,468)
Death benefits	—	—	—	(1,943)	(6,117)
Units outstanding at end of year	3,926	63,986	39	2,170,230	2,074,667

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

102	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$3,090	$22,251	$(6,989)	$(6,303)	$5
Net realized gain (loss) on sales of investments	41,646	11,235	78,653	45,448	5
Distributions from capital gains	—	25,877	—	72,426	—
Net change in unrealized appreciation or depreciation of investments	21,263	(128,686)	13,810	(134,714)	(5)
Net increase (decrease) in net assets resulting from operations	65,999	(69,323)	85,474	(23,143)	5

Contract transactions
Contract purchase payments	25,543	61,933	66,273	58,410	—
Net transfers(1)	7,426	(15,487)	(30,548)	(46,847)	13
Transfers for policy loans	(941)	(15,010)	(17,609)	(2,774)	—
Policy charges	(13,105)	(29,431)	(25,686)	(24,809)	(19)
Contract terminations:
Surrender benefits	(24,537)	(27,154)	(42,762)	(17,449)	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(5,614)	(25,149)	(50,332)	(33,469)	(6)
Net assets at beginning of year	389,243	1,152,361	920,674	846,113	76
Net assets at end of year	$449,628	$1,057,889	$955,816	$789,501	$75

Accumulation unit activity
Units outstanding at beginning of year	217,227	666,196	370,788	279,419	—
Contract purchase payments	15,426	36,988	26,813	23,401	—
Net transfers(1)	63,084	(10,049)	(12,199)	39,012	17
Transfers for policy loans	(536)	(8,895)	(6,823)	(948)	—
Policy charges	(8,276)	(17,586)	(10,193)	(9,369)	(17)
Contract terminations:
Surrender benefits	(15,633)	(16,298)	(16,723)	(5,500)	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	271,292	650,356	351,663	326,015	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	103

Notes to Financial Statements

1.  ORGANIZATION

RiverSource of New York Account 8 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for individual variable life insurance policies issued by RiverSource Life of NY. The following is a list of each variable life insurance product funded through the Account.

RiverSource Succession Select® Variable Life Insurance(1),(2)

RiverSource® Variable Second-To-Die Life Insurance*(1),(3)

RiverSource® Variable Universal Life Insurance(1),(3)

RiverSource® Variable Universal Life Insurance III*(1),(3)

RiverSource® Variable Universal Life IV(1),(2)

RiverSource® Variable Universal Life IV – Estate Series(1),(2)

RiverSource® Variable Universal Life 5

RiverSource® Variable Universal Life 5 – Estate Series

*	New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.
(1)	Columbia Variable Portfolio – Income Opportunities Fund (Class 2) shares were exchanged for corresponding Class 3 shares of the same fund on April 29, 2016.
(2)	Invesco V.I. Mid Cap Growth Fund, Series II Shares were exchanged for corresponding Series I Shares of the same fund on April 29, 2016.
(3)	Putnam VT Multi-Cap Growth Fund – Class IB Shares were exchanged for corresponding Class IA Shares of the same fund on April 29, 2016.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Val, Cl I	American Century VP Value, Class I
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2) (previously Columbia Variable Portfolio – Cash Management Fund (Class 2))
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3) (previously Columbia Variable Portfolio – Cash Management Fund (Class 3))
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (previously Columbia Variable Portfolio – Core Bond Fund (Class 2))
Col VP Div Abs Return, Cl 2	Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 2	Columbia Variable Portfolio – Global Bond Fund (Class 2)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)

104	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Division	Fund
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Intl Opp, Cl 2	Columbia Variable Portfolio – International Opportunities Fund (Class 2)(1)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (previously Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2))
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (previously Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3))
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Man Vol Conserv, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
Col VP Man Vol Conserv Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
Col VP Man Vol Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
Col VP Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Mid Cap Val, Cl 2	Columbia Variable Portfolio – Mid Cap Value Fund (Class 2)
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3)
Col VP Select Intl Eq, Cl 2	Columbia Variable Portfolio – Select International Equity Fund (Class 2)(1)
Col VP Select Intl Eq, Cl 3	Columbia Variable Portfolio – Select International Equity Fund (Class 3)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Eq, Cl 2	Columbia Variable Portfolio – U.S. Equities Fund (Class 2)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Deutsche Alt Asset Alloc VIP, Cl B	Deutsche Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate VIP Fund – Class 2
FTVIPT Frank Inc, Cl 2	FTVIPT Franklin Income VIP Fund – Class 2
FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Franklin Mutual Shares VIP Fund – Class 2
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value VIP Fund – Class 2
FTVIPT Temp Global Bond, Cl 2	FTVIPT Templeton Global Bond VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	105

Division	Fund
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy Funds VIP Asset Strategy
Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Flex Bond, Serv	Janus Aspen Series Flexible Bond Portfolio: Service Shares
Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class(2)
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Abs Return Multi-Mgr, Cl S	Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)
NB AMT Soc Responsive, Cl S	Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IA	Putnam VT Multi-Cap Growth Fund – Class IA Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Third Ave Val	Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP AC Div Bond, Cl 2	Variable Portfolio – American Century Diversified Bond Fund (Class 2)
VP AQR Man Fut Strategy, Cl 2	Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 2	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Col Wanger Intl Eq, Cl 2	Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP DFA Intl Val, Cl 2	Variable Portfolio – DFA International Value Fund (Class 2)
VP EV Floating Rate Inc, Cl 2	Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)
VP MS Adv, Cl 2	Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (previously Variable Portfolio – Holland Large Cap Growth Fund (Class 2))
VP Oppen Intl Gro, Cl 2	Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (previously Variable Portfolio – Invesco International Growth Fund (Class 2))
VP JPM Core Bond, Cl 2	Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)
VP Jennison Mid Cap Gro, Cl 2	Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)
VP Loomis Sayles Gro, Cl 2	Variable Portfolio – Loomis Sayles Growth Fund (Class 2)
VP MFS Val, Cl 2	Variable Portfolio – MFS® Value Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP MS Global Real Est, Cl 2	Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (effective June 1, 2016, renamed Variable Portfolio – CenterSquare Real Estate Fund (Class 2))
VP Multi-Mgr Div Inc, Cl 2	Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)

106	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Division	Fund
VP Multi-Mgr Int Rate Adapt, Cl 2	Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)
VP NFJ Divd Val, Cl 2	Variable Portfolio – NFJ Dividend Value Fund (Class 2)
VP Nuveen Winslow Lg Cap Gro, Cl 2	Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Pyramis Intl Eq, Cl 2	Variable Portfolio – Pyramis® International Equity Fund (Class 2)
VP Lazard Intl Eq Adv, Cl 2	Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (previously Variable Portfolio – Pyrford International Equity Fund (Class 2))
VP MFS Blended Res Core Eq, Cl 2	Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (previously Variable Portfolio – Sit Dividend Growth Fund (Class 2))
VP MFS Blended Res Core Eq, Cl 3	Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (previously Variable Portfolio – Sit Dividend Growth Fund (Class 3))
VP TCW Core Plus Bond, Cl 2	Variable Portfolio – TCW Core Plus Bond Fund (Class 2)
VP Vty Sycamore Estb Val, Cl 2	Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (previously Variable Portfolio – Victory Established Value Fund (Class 2))
VP Vty Sycamore Estb Val, Cl 3	Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (previously Variable Portfolio – Victory Established Value Fund (Class 3))
VP WF Short Duration Govt, Cl 2	Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Index Asset Alloc, Cl 2	Wells Fargo VT Index Asset Allocation Fund – Class 2 (previously Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2)
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2 (previously Wells Fargo Advantage VT International Equity Fund – Class 2)
WF VT Opp, Cl 2	Wells Fargo VT Opportunity Fund – Class 2 (previously Wells Fargo Advantage VT Opportunity Fund – Class 2)
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2 (previously Wells Fargo Advantage VT Small Cap Growth Fund – Class 2)
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
(2)	MFS® Investors Growth Stock Series – Service Class merged into MFS® Massachusetts Investors Growth Stock Portfolio – Service Class on March 27, 2015.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the variable life insurance policies.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	107

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the period ended Dec. 31, 2015.

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

Subsequent Events

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 20, 2016. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

3.  VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.00%, 0.20%, 0.30%, 0.45% or 0.90% of the average daily net assets of each subaccount depending on the product selected.

4.  POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life of NY is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse RiverSource Life of NY for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life of NY deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life of NY for expenses associated with administering and distributing the policy, including the agents’ compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life of NY for paying premium taxes imposed by the state of New York.

Each month RiverSource Life of NY deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge a death benefit guarantee charge or a no lapse guarantee charge.

Additional information can be found in the applicable product’s prospectus.

5.  SURRENDER CHARGES

RiverSource Life of NY will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

108	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

6.  RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s annual report or prospectus.

Fee Agreement:	Fees Paid To:
Investment Management Services Agreement*	Columbia Management Investment Advisers, LLC
Administrative Services Agreement*	Columbia Management Investment Advisers, LLC
Transfer and Dividend Disbursing Agent Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.

*	Effective May 1, 2016, the Investment Management Services Agreement and the Administrative Services Agreement will be combined under one Management Agreement with Columbia Management Investment Advisers, LLC.

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2015 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$10
AB VPS Gro & Inc, Cl B	702,237
AB VPS Intl Val, Cl B	868,376
AB VPS Lg Cap Gro, Cl B	229,990
ALPS Alerian Engy Infr, Class III	240,022
AC VP Intl, Cl I	36,271
AC VP Intl, Cl II	164,701
AC VP Val, Cl I	277,353
AC VP Val, Cl II	882,339
BlackRock Global Alloc, Cl III	332,882
Calvert VP SRI Bal, Cl I	44,952
Col VP Bal, Cl 3	659,453
Col VP Govt Money Mkt, Cl 2	13,070
Col VP Govt Money Mkt, Cl 3	1,031,469
Col VP Commodity Strategy, Cl 2	10,049
Col VP Contrarian Core, Cl 2	8,375
Col VP Long Govt/Cr Bond, Cl 2	1
Col VP Div Abs Return, Cl 2	616
Col VP Divd Opp, Cl 2	8,201
Col VP Divd Opp, Cl 3	1,703,805
Col VP Emerg Mkts Bond, Cl 2	2
Col VP Emer Mkts, Cl 2	51,432
Col VP Emer Mkts, Cl 3	489,791
Col VP Global Bond, Cl 2	19,765
Col VP Global Bond, Cl 3	573,087
Col VP Hi Yield Bond, Cl 2	50,661
Col VP Hi Yield Bond, Cl 3	963,595
Col VP Inc Opp, Cl 2	142,464
Col VP Inc Opp, Cl 3	184,608
Col VP Inter Bond, Cl 2	432
Col VP Inter Bond, Cl 3	1,408,747
Col VP Intl Opp, Cl 2	5,549
Col VP Lg Cap Gro, Cl 2	10,201
Col VP Lg Cap Gro, Cl 3	388,457
Col VP Lg Cap Index, Cl 3	1,337,011
Col VP Disciplined Core, Cl 2	82,408
Col VP Disciplined Core, Cl 3	668,863
Col VP Limited Duration Cr, Cl 2	308,481
Col VP Man Vol Conserv, Cl 2	30,089
Col VP Man Vol Conserv Gro, Cl 2	32,155

Division	Purchases
Col VP Man Vol Gro, Cl 2	$118,150
Col VP Man Vol Mod Gro, Cl 2	565,052
Col VP Mid Cap Gro, Cl 2	1,649
Col VP Mid Cap Gro, Cl 3	131,983
Col VP Mid Cap Val, Cl 2	10,016
Col VP Mid Cap Val, Cl 3	97,806
Col VP Select Intl Eq, Cl 2	6,936
Col VP Select Intl Eq, Cl 3	354,064
Col VP Select Lg Cap Val, Cl 2	7,272
Col VP Select Lg Cap Val, Cl 3	80,471
Col VP Select Sm Cap Val, Cl 2	16,101
Col VP Select Sm Cap Val, Cl 3	238,793
Col VP Strategic Inc, Cl 2	6,296
Col VP US Eq, Cl 2	2,862
Col VP US Govt Mtge, Cl 2	221
Col VP US Govt Mtge, Cl 3	371,789
CS Commodity Return	56,383
Deutsche Alt Asset Alloc VIP, Cl B	127,779
EV VT Floating-Rate Inc	208,802
Fid VIP Contrafund, Serv Cl 2	1,051,856
Fid VIP Gro & Inc, Serv Cl	442,513
Fid VIP Gro & Inc, Serv Cl 2	671,422
Fid VIP Mid Cap, Serv Cl	1,000,355
Fid VIP Mid Cap, Serv Cl 2	1,829,753
Fid VIP Overseas, Serv Cl	188,315
Fid VIP Overseas, Serv Cl 2	297,376
Fid VIP Strategic Inc, Serv Cl 2	10,250
FTVIPT Frank Global Real Est, Cl 2	621,516
FTVIPT Frank Inc, Cl 2	14,912
FTVIPT Frank Mutual Shares, Cl 2	637,456
FTVIPT Frank Sm Cap Val, Cl 2	864,355
FTVIPT Temp Global Bond, Cl 2	64,392
GS VIT Mid Cap Val, Inst	1,448,682
GS VIT Multi-Strategy Alt, Advisor	16,872
GS VIT Sm Cap Eq Insights, Inst	64,694
GS VIT U.S. Eq Insights, Inst	825,547
Invesco VI Am Fran, Ser I	30,516
Invesco VI Am Fran, Ser II	341,701
Invesco VI Bal Risk Alloc, Ser II	107,778
Invesco VI Comstock, Ser II	80,993

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	109

Division	Purchases
Invesco VI Core Eq, Ser I	$1,477,742
Invesco VI Div Divd, Ser I	158,772
Invesco VI Intl Gro, Ser II	320,977
Invesco VI Mid Cap Gro, Ser I	71,458
Invesco VI Mid Cap Gro, Ser II	133,247
Invesco VI Tech, Ser I	138,765
Ivy VIP Asset Strategy	190,887
Janus Aspen Enterprise, Serv	88,044
Janus Aspen Flex Bond, Serv	202
Janus Aspen Gbl Alloc Mod, Serv	80
Janus Aspen Global Tech, Serv	312,087
Janus Aspen Janus, Serv	152,281
Janus Aspen Overseas, Serv	506,976
Lazard Ret Global Dyn MA, Serv	19,020
MFS Mass Inv Gro Stock, Serv Cl	2,382,332
MFS New Dis, Serv Cl	180,321
MFS Utilities, Serv Cl	603,374
MS UIF Global Real Est, Cl II	98,608
MS UIF Mid Cap Gro, Cl II	80,317
NB AMT Abs Return Multi-Mgr, Cl S	1,394
NB AMT Soc Responsive, Cl S	5,243
Oppen Global VA, Serv	394,481
Oppen Global Strategic Inc VA, Srv	358,947
Oppen Main St Sm Cap VA, Serv	416,359
PIMCO VIT All Asset, Advisor Cl	258,850
PIMCO VIT Glb MA Man Alloc, Adv Cl	626
PIMCO VIT Tot Return, Advisor Cl	13,555
Put VT Global Hlth Care, Cl IB	463,650
Put VT Hi Yield, Cl IB	56,311
Put VT Intl Eq, Cl IB	89,117
Put VT Multi-Cap Gro, Cl IA	455,997
Put VT Multi-Cap Gro, Cl IB	95,613
Royce Micro-Cap, Invest Cl	240,331
Third Ave Val	208,226
VanEck VIP Global Gold, Cl S	14,735
VP Aggr, Cl 2	1,978,084
VP Aggr, Cl 4	2,839,486
VP AC Div Bond, Cl 2	2
VP AQR Man Fut Strategy, Cl 2	320
VP BR Gl Infl Prot Sec, Cl 2	2,033
VP BR Gl Infl Prot Sec, Cl 3	472,221

Division	Purchases
VP Col Wanger Intl Eq, Cl 2	$61,404
VP Conserv, Cl 2	79,753
VP Conserv, Cl 4	333,484
VP DFA Intl Val, Cl 2	4,607
VP EV Floating Rate Inc, Cl 2	18,409
VP MS Adv, Cl 2	249
VP Oppen Intl Gro, Cl 2	46,963
VP JPM Core Bond, Cl 2	1,856
VP Jennison Mid Cap Gro, Cl 2	17,113
VP Loomis Sayles Gro, Cl 2	7,165
VP MFS Val, Cl 2	54,193
VP Mod, Cl 2	5,239,499
VP Mod, Cl 4	4,617,901
VP Mod Aggr, Cl 2	6,473,222
VP Mod Aggr, Cl 4	7,002,396
VP Mod Conserv, Cl 2	512,848
VP Mod Conserv, Cl 4	906,000
VP MS Global Real Est, Cl 2	34,186
VP Multi-Mgr Div Inc, Cl 2	14,100
VP Multi-Mgr Int Rate Adapt, Cl 2	856
VP NFJ Divd Val, Cl 2	894
VP Nuveen Winslow Lg Cap Gro, Cl 2	9,964
VP Ptnrs Sm Cap Gro, Cl 2	769
VP Ptnrs Sm Cap Val, Cl 2	58
VP Ptnrs Sm Cap Val, Cl 3	162,440
VP Pyramis Intl Eq, Cl 2	5,855
VP Lazard Intl Eq Adv, Cl 2	2
VP MFS Blended Res Core Eq, Cl 2	113
VP MFS Blended Res Core Eq, Cl 3	75,153
VP TCW Core Plus Bond, Cl 2	—
VP Vty Sycamore Estb Val, Cl 2	3,269
VP Vty Sycamore Estb Val, Cl 3	114,240
VP WF Short Duration Govt, Cl 2	82
Wanger Intl	1,257,391
Wanger USA	1,832,855
WF VT Index Asset Alloc, Cl 2	111,232
WF VT Intl Eq, Cl 2	187,744
WF VT Opp, Cl 2	320,881
WF VT Sm Cap Gro, Cl 2	367,440
WA Var Global Hi Yd Bond, Cl II	197

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2015:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$1.06	$—	$—	$1.70	$0.75
0.20%	0.99	—	—	—	0.61
0.30%	0.99	1.19	1.06	1.44	0.61
0.45%	0.99	2.55	1.70	3.00	0.60
0.90%	0.98	2.14	1.54	1.74	0.60

110	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Subaccount	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.00%	$—	$—	$—	$1.42	$1.16
0.20%	—	—	—	—	0.98
0.30%	—	1.04	—	1.14	0.98
0.45%	2.02	1.04	2.38	1.14	0.98
0.90%	1.23	2.00	2.66	2.24	0.97

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2
0.00%	$—	$1.35	$1.00	$—	$0.59
0.20%	—	—	—	—	—
0.30%	1.13	1.18	—	0.99	—
0.45%	2.05	2.29	—	0.97	—
0.90%	1.43	1.57	—	1.06	—

Subaccount	Col VP Contrarian Core, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
0.00%	$1.27	$1.05	$0.98	$1.34	$—
0.20%	—	—	—	—	—
0.30%	—	—	—	—	1.13
0.45%	—	—	—	—	2.34
0.90%	—	—	—	—	2.34

Subaccount	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
0.00%	$1.01	$0.93	$—	$0.88	$—
0.20%	—	—	—	—	—
0.30%	—	—	0.93	—	0.93
0.45%	—	—	1.88	—	1.15
0.90%	—	—	2.62	—	1.67

Subaccount	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
0.00%	$1.11	$—	$1.10	$—	$1.03
0.20%	—	—	—	—	—
0.30%	—	1.05	1.05	1.05	—
0.45%	—	2.16	0.91	1.95	—
0.90%	—	2.34	0.90	1.71	—

Subaccount	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	$—	$1.18	$1.59	$—	$1.48
0.20%	—	—	—	—	—
0.30%	1.05	—	—	1.36	1.24
0.45%	1.41	—	—	3.10	2.70
0.90%	1.68	—	—	1.10	1.63

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	111

Subaccount	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2
0.00%	$1.51	$—	$0.99	$1.00	$0.99
0.20%	—	—	0.93	1.00	0.99
0.30%	—	1.27	0.92	1.00	0.99
0.45%	—	2.93	0.92	1.00	0.99
0.90%	—	1.30	0.92	0.99	0.98

Subaccount	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
0.00%	$0.98	$0.99	$1.46	$—	$1.51
0.20%	0.98	0.99	—	—	—
0.30%	0.97	0.98	—	1.22	—
0.45%	0.97	0.98	—	2.99	—
0.90%	0.96	0.97	—	2.16	—

Subaccount	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
0.00%	$—	$1.21	$—	$1.48	$—
0.20%	—	—	—	—	—
0.30%	1.15	—	1.05	—	1.13
0.45%	2.88	—	1.92	—	2.78
0.90%	1.58	—	0.97	—	1.58

Subaccount	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2
0.00%	$1.57	$—	$1.03	$1.35	$1.05
0.20%	—	—	—	—	—
0.30%	—	1.14	—	—	—
0.45%	—	3.09	—	—	—
0.90%	—	2.32	—	—	—

Subaccount	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
0.00%	$—	$—	$0.98	$—	$1.45
0.20%	—	—	0.92	—	—
0.30%	1.07	0.62	0.92	1.00	1.22
0.45%	1.14	0.69	0.91	1.64	2.77
0.90%	1.29	0.46	0.91	1.19	1.51

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
0.00%	$—	$—	$—	$1.43	$—
0.20%	—	—	—	—	—
0.30%	—	1.15	—	1.15	—
0.45%	2.68	1.15	2.69	1.14	1.95
0.90%	1.71	1.99	3.33	3.18	1.40

112	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Subaccount	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
0.00%	$—	$1.03	$—	$1.02	$1.30
0.20%	—	—	—	0.89	—
0.30%	1.07	—	1.15	0.89	1.09
0.45%	1.07	—	2.30	0.89	2.13
0.90%	1.97	—	2.38	0.88	1.99

Subaccount	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
0.00%	$1.35	$0.99	$—	$0.92	$—
0.20%	—	0.95	—	0.92	—
0.30%	1.04	0.94	1.10	0.92	—
0.45%	2.61	0.94	2.62	0.92	2.94
0.90%	3.17	0.94	3.49	0.91	2.30

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.00%	$—	$—	$—	$1.01	$—
0.20%	—	—	—	0.96	—
0.30%	1.28	—	1.32	0.96	1.10
0.45%	2.76	1.53	1.31	0.96	2.62
0.90%	1.65	1.51	1.49	0.95	1.31

Subaccount	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	—	1.21	1.07	1.21	1.20
0.45%	2.21	1.62	1.97	1.45	1.20
0.90%	2.69	1.59	1.08	1.42	1.41

Subaccount	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
0.00%	$—	$0.95	$—	$1.05	$1.17
0.20%	—	0.88	—	—	—
0.30%	1.30	0.88	—	—	—
0.45%	3.05	0.88	3.31	—	—
0.90%	2.23	0.87	1.46	—	—

Subaccount	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
0.00%	$—	$1.54	$—	$1.09	$—
0.20%	—	—	—	0.99	—
0.30%	1.29	1.30	0.89	0.99	0.98
0.45%	3.35	2.72	1.60	0.99	0.98
0.90%	1.09	1.55	1.38	0.98	0.98

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	113

Subaccount	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S
0.00%	$—	$1.14	$—	$1.34	$0.94
0.20%	—	—	—	—	0.94
0.30%	1.02	0.99	1.11	1.07	0.94
0.45%	3.24	2.11	2.64	2.86	0.93
0.90%	1.76	3.38	1.05	1.48	0.93

Subaccount	NB AMT Soc Responsive, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
0.00%	$1.50	$1.41	$1.01	$1.52	$0.93
0.20%	—	—	—	—	—
0.30%	—	1.16	1.01	1.14	0.93
0.45%	—	2.55	1.51	3.11	1.48
0.90%	—	1.49	1.39	1.61	1.21

Subaccount	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB
0.00%	$0.97	$1.04	$—	$—	$—
0.20%	—	1.02	—	—	—
0.30%	—	1.02	1.51	—	1.05
0.45%	—	1.02	2.97	1.95	1.84
0.90%	—	1.01	3.04	2.24	1.75

Subaccount	Put VT Multi- Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S
0.00%	$—	$—	$—	$—	$0.61
0.20%	—	—	—	—	0.58
0.30%	—	1.27	—	—	0.58
0.45%	2.79	1.89	2.07	1.99	0.58
0.90%	2.43	1.85	2.69	2.22	0.57

Subaccount	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2
0.00%	$1.27	$—	$1.03	$1.18	$1.02
0.20%	—	—	—	—	—
0.30%	1.12	1.12	—	—	—
0.45%	1.53	1.54	—	—	—
0.90%	1.49	1.50	—	—	—

Subaccount	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2
0.00%	$—	$1.18	$1.08	$—	$1.07
0.20%	—	—	—	—	—
0.30%	1.05	—	1.05	1.05	—
0.45%	1.28	—	1.22	1.22	—
0.90%	1.34	—	1.19	1.19	—

114	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Subaccount	VP EV Floating Rate Inc, Cl 2	VP MS Adv, Cl 2	VP Oppen Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2
0.00%	$1.04	$1.47	$1.19	$1.03	$1.35
0.20%	—	—	—	—	—
0.30%	—	—	—	—	—
0.45%	—	—	—	—	—
0.90%	—	—	—	—	—

Subaccount	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
0.00%	$1.57	$1.46	$1.17	$—	$1.22
0.20%	—	—	—	—	—
0.30%	—	—	1.08	1.08	1.10
0.45%	—	—	1.39	1.39	1.46
0.90%	—	—	1.35	1.35	1.42

Subaccount	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi- Mgr Div Inc, Cl 2
0.00%	$—	$1.13	$—	$1.22	$0.99
0.20%	—	—	—	—	0.98
0.30%	1.10	1.07	1.07	—	0.98
0.45%	1.46	1.30	1.30	—	0.98
0.90%	1.43	1.27	1.27	—	0.97

Subaccount	VP Multi-Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
0.00%	$0.98	$1.26	$1.56	$1.29	$1.28
0.20%	0.98	—	—	—	—
0.30%	0.98	—	—	—	—
0.45%	0.97	—	—	—	—
0.90%	0.97	—	—	—	—

Subaccount	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3
0.00%	$—	$1.17	$0.99	$1.42	$—
0.20%	—	—	—	—	—
0.30%	1.00	—	—	—	1.20
0.45%	2.44	—	—	—	2.44
0.90%	2.41	—	—	—	1.25

Subaccount	VP TCW Core Plus Bond, Cl 2	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl
0.00%	$1.02	$1.53	$—	$1.00	$—
0.20%	—	—	—	—	—
0.30%	—	—	1.23	—	1.06
0.45%	—	—	2.91	—	2.38
0.90%	—	—	1.81	—	2.47

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	115

Subaccount	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%	$—	$—	$—	$1.43	$1.38
0.20%	—	—	—	—	—
0.30%	1.13	1.24	1.06	1.16	1.08
0.45%	2.94	1.23	1.67	2.87	3.11
0.90%	3.10	2.19	1.62	2.59	2.98

Subaccount					WA Var Global Hi Yd Bond, Cl II
0.00%					$0.95
0.20%					—
0.30%					—
0.45%					—
0.90%					—

The following is a summary of units outstanding at Dec. 31, 2015:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	—	—	—	5,172	18,177
0.20%	—	—	—	—	—
0.30%	—	415,141	258,698	—	14,025
0.45%	—	285,576	847,348	33,235	86,242
0.90%	—	531,601	982,601	116,371	255,027
Total	—	1,232,318	2,088,647	154,778	373,471

Subaccount	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.00%	—	—	—	2,935	173,096
0.20%	—	—	—	—	—
0.30%	—	92,303	—	262,077	—
0.45%	155,030	135,878	591,170	633,914	46,454
0.90%	389,611	161,900	878,257	430,449	285,266
Total	544,641	390,081	1,469,427	1,329,375	504,816

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2
0.00%	—	11,558	13,667	—	16,790
0.20%	—	—	—	—	—
0.30%	—	—	—	88,595	—
0.45%	77,733	631,747	—	1,455,106	—
0.90%	175,097	8,903,034	—	1,321,469	—
Total	252,830	9,546,339	13,667	2,865,170	16,790

116	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Subaccount	Col VP Contrarian Core, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
0.00%	7,784	—	617	6,917	—
0.20%	—	—	—	—	—
0.30%	—	—	—	—	592,587
0.45%	—	—	—	—	1,624,205
0.90%	—	—	—	—	2,947,737
Total	7,784	—	617	6,917	5,164,529

Subaccount	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
0.00%	—	76,438	—	26,004	—
0.20%	—	—	—	—	—
0.30%	—	—	142,868	—	223,479
0.45%	—	—	433,452	—	538,650
0.90%	—	—	548,693	—	595,649
Total	—	76,438	1,125,013	26,004	1,357,778

Subaccount	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
0.00%	67,968	—	2,002	—	1,030
0.20%	—	—	—	—	—
0.30%	—	490,243	—	33,544	—
0.45%	—	500,639	76,518	101,173	—
0.90%	—	591,884	279,448	299,555	—
Total	67,968	1,582,766	357,968	434,272	1,030

Subaccount	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	—	12,275	7,846	—	66,628
0.20%	—	—	—	—	—
0.30%	580,748	—	—	66,912	589,155
0.45%	1,786,008	—	—	252,898	904,016
0.90%	2,688,593	—	—	1,270,886	1,931,633
Total	5,055,349	12,275	7,846	1,590,696	3,491,432

Subaccount	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2
0.00%	65,800	—	35,156	—	4,482
0.20%	—	—	—	—	—
0.30%	—	73,661	152,986	—	—
0.45%	—	1,127,029	37,248	10,066	—
0.90%	—	15,918,690	76,829	19,717	26,141
Total	65,800	17,119,380	302,219	29,783	30,623

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	117

Subaccount	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
0.00%	95,333	225,681	4,279	—	7,353
0.20%	—	—	—	—	—
0.30%	—	—	—	17,905	—
0.45%	—	131,425	—	98,053	—
0.90%	1,268,896	237,878	—	100,941	—
Total	1,364,229	594,984	4,279	216,899	7,353

Subaccount	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
0.00%	—	5,855	—	13,948	—
0.20%	—	—	—	—	—
0.30%	24,712	—	25,907	—	19,748
0.45%	41,229	—	296,319	—	73,640
0.90%	284,216	—	5,862,004	—	105,036
Total	350,157	5,855	6,184,230	13,948	198,424

Subaccount	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2
0.00%	9,158	—	6,876	5,248	301
0.20%	—	—	—	—	—
0.30%	—	19,615	—	—	—
0.45%	—	193,291	—	—	—
0.90%	—	205,876	—	—	—
Total	9,158	418,782	6,876	5,248	301

Subaccount	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
0.00%	—	—	54,823	—	116,865
0.20%	—	—	—	—	—
0.30%	197,732	14,666	—	1,054	85,956
0.45%	634,780	147,720	12,676	219,066	365,533
0.90%	598,852	463,240	91,799	561,240	1,862,766
Total	1,431,364	625,626	159,298	781,360	2,431,120

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
0.00%	—	—	—	51,463	—
0.20%	—	—	—	—	—
0.30%	—	428,751	—	632,221	—
0.45%	755,670	694,612	993,056	1,501,394	303,043
0.90%	1,094,095	303,925	1,043,788	590,360	526,221
Total	1,849,765	1,427,288	2,036,844	2,775,438	829,264

118	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Subaccount	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
0.00%	—	9,609	—	369	12,278
0.20%	—	—	—	—	—
0.30%	130,536	—	192,487	—	95,013
0.45%	371,596	—	530,795	—	254,847
0.90%	252,251	—	471,341	96,248	536,971
Total	754,383	9,609	1,194,623	96,617	899,109

Subaccount	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
0.00%	2,180	5,652	—	30	—
0.20%	—	—	—	—	—
0.30%	161,706	—	294,899	—	—
0.45%	382,013	15,670	882,864	—	63,804
0.90%	304,583	42,884	907,148	34,507	82,701
Total	850,482	64,206	2,084,911	34,537	146,505

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.00%	—	—	—	32,733	—
0.20%	—	—	—	—	—
0.30%	82,022	—	177,770	—	736
0.45%	452,957	209,437	171,008	11,782	25,446
0.90%	574,296	139,791	272,617	56,138	173,155
Total	1,109,275	349,228	621,395	100,653	199,337

Subaccount	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	—	3,658	22,862	8,379	25,085
0.45%	491,603	156,204	259,365	147,242	106,141
0.90%	3,438,401	247,015	577,544	153,767	89,291
Total	3,930,004	406,877	859,771	309,388	220,517

Subaccount	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
0.00%	—	181,761	—	158	38
0.20%	—	—	—	—	—
0.30%	12,305	—	—	—	—
0.45%	27,783	38,317	110,419	—	—
0.90%	137,300	84,589	115,437	—	—
Total	177,388	304,667	225,856	158	38

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	119

Subaccount	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	59,505	6,267	212,831	—	110,625
0.45%	134,766	39,000	645,327	—	925,028
0.90%	573,661	252,318	766,516	53,439	827,264
Total	767,932	297,585	1,624,674	53,439	1,862,917

Subaccount	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S
0.00%	—	46,259	—	6,125	255
0.20%	—	—	—	—	—
0.30%	72,936	91,903	6,776	—	—
0.45%	202,517	192,883	27,821	18,053	—
0.90%	416,146	249,596	377,799	112,765	—
Total	691,599	580,641	412,396	136,943	255

Subaccount	NB AMT Soc Responsive, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
0.00%	5,548	11,751	179	44,277	3,660
0.20%	—	—	—	—	—
0.30%	—	42,012	75,547	10,098	21,847
0.45%	—	125,378	397,814	56,304	158,304
0.90%	—	408,461	1,044,428	403,364	696,006
Total	5,548	587,602	1,517,968	514,043	879,817

Subaccount	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB
0.00%	1,514	1,062	—	—	—
0.20%	—	—	—	—	—
0.30%	—	—	31,438	—	29,598
0.45%	—	38	127,177	104,204	54,105
0.90%	—	14,290	214,674	120,421	73,915
Total	1,514	15,390	373,289	224,625	157,618

Subaccount	Put VT Multi-Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S
0.00%	—	—	—	—	2,896
0.20%	—	—	—	—	—
0.30%	—	1,487	—	—	—
0.45%	211,090	195,558	428,378	585,161	3,429
0.90%	3,149,530	76,747	410,443	542,641	14,347
Total	3,360,620	273,792	838,821	1,127,802	20,672

120	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Subaccount	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2
0.00%	1,525,401	—	—	215	1,982
0.20%	—	—	—	—	—
0.30%	64,615	1,482,868	—	—	—
0.45%	1,223,251	2,814,119	—	—	—
0.90%	4,599,838	7,839,149	—	—	—
Total	7,413,105	12,136,136	—	215	1,982

Subaccount	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2
0.00%	—	66,757	—	—	4,892
0.20%	—	—	—	—	—
0.30%	23,233	—	—	—	—
0.45%	148,547	—	87,489	192,562	—
0.90%	366,185	—	364,886	500,356	—
Total	537,965	66,757	452,375	692,918	4,892

Subaccount	VP EV Floating Rate Inc, Cl 2	VP MS Adv, Cl 2	VP Oppen Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2
0.00%	18,368	455	47,764	3,632	12,591
0.20%	—	—	—	—	—
0.30%	—	—	—	—	—
0.45%	—	—	—	—	—
0.90%	—	—	—	—	—
Total	18,368	455	47,764	3,632	12,591

Subaccount	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
0.00%	5,748	22,794	702,527	—	2,209,270
0.20%	—	—	—	—	—
0.30%	—	—	1,265,846	1,301,696	1,351,315
0.45%	—	—	4,205,422	7,587,211	2,961,071
0.90%	—	—	11,109,057	19,200,521	12,551,109
Total	5,748	22,794	17,282,852	28,089,428	19,072,765

Subaccount	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi- Mgr Div Inc, Cl 2
0.00%	—	17,963	—	35,114	—
0.20%	—	—	—	—	—
0.30%	2,579,084	—	177,181	—	—
0.45%	11,138,416	608,910	797,255	—	12,086
0.90%	25,647,545	1,383,089	2,987,663	—	1,603
Total	39,365,045	2,009,962	3,962,099	35,114	13,689

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	121

Subaccount	VP Multi-Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
0.00%	—	1,574	6,306	931	73
0.20%	—	—	—	—	—
0.30%	—	—	—	—	—
0.45%	—	—	—	—	—
0.90%	831	—	—	—	—
Total	831	1,574	6,306	931	73

Subaccount	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3
0.00%	—	13,457	—	9	—
0.20%	—	—	—	—	—
0.30%	16,369	—	—	—	1,879
0.45%	118,378	—	—	—	24,956
0.90%	125,963	—	—	—	241,098
Total	260,710	13,457	—	9	267,933

Subaccount	VP TCW Core Plus Bond, Cl 2	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl
0.00%	—	4,909	—	106	—
0.20%	—	—	—	—	—
0.30%	—	—	—	—	282,899
0.45%	—	—	24,134	—	684,180
0.90%	—	—	65,402	—	1,222,401
Total	—	4,909	89,536	106	2,189,480

Subaccount	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%	—	—	—	37,798	11,878
0.20%	—	—	—	—	—
0.30%	358,943	31,215	—	2,801	156,192
0.45%	881,971	146,436	289,711	118,991	62,784
0.90%	859,014	115,531	363,110	193,583	132,625
Total	2,099,928	293,182	652,821	353,173	363,479

Subaccount					WA Var Global Hi Yd Bond, Cl II
0.00%					—
0.20%					—
0.30%					—
0.45%					—
0.90%					—
Total					—

122	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

The following is a summary of net assets at Dec. 31, 2015:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$78	$—	$—	$8,785	$13,632
0.20%	74	—	—	—	88
0.30%	74	495,029	274,644	222	8,494
0.45%	73	728,207	1,442,624	99,675	52,110
0.90%	73	1,137,846	1,512,010	202,806	153,029
Total	$372	$2,361,082	$3,229,278	$311,488	$227,353

Subaccount	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.00%	$—	$—	$—	$4,285	$201,292
0.20%	—	—	—	—	73
0.30%	—	96,022	—	299,636	73
0.45%	312,779	140,839	1,405,062	722,133	45,328
0.90%	478,867	324,208	2,335,217	963,329	276,427
Total	$791,646	$561,069	$3,740,279	$1,989,383	$523,193

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2
0.00%	$—	$15,640	$15,668	$—	$10,000
0.20%	—	—	—	—	—
0.30%	88	12	—	87,977	—
0.45%	158,855	1,445,278	—	1,412,796	—
0.90%	250,288	13,987,538	—	1,405,489	—
Total	$409,231	$15,448,468	$15,668	$2,906,262	$10,000

Subaccount	Col VP Contrarian Core, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
0.00%	$9,883	$78	$616	$9,280	$—
0.20%	—	—	—	—	—
0.30%	—	—	—	—	667,890
0.45%	—	—	—	—	3,798,732
0.90%	—	—	—	—	6,889,276
Total	$9,883	$78	$616	$9,280	$11,355,898

Subaccount	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
0.00%	$73	$71,259	$—	$22,757	$—
0.20%	—	—	—	—	—
0.30%	—	—	133,516	—	207,290
0.45%	—	—	814,830	—	618,601
0.90%	—	—	1,438,425	—	998,077
Total	$73	$71,259	$2,386,771	$22,757	$1,823,968

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	123

Subaccount	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
0.00%	$75,402	$—	$2,286	$—	$1,138
0.20%	—	—	—	—	—
0.30%	—	512,979	96	35,256	—
0.45%	—	1,081,588	69,962	197,286	—
0.90%	—	1,383,772	252,399	512,013	—
Total	$75,402	$2,978,339	$324,743	$744,555	$1,138

Subaccount	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	$—	$14,457	$12,454	$—	$98,775
0.20%	—	—	—	—	—
0.30%	611,356	—	—	91,131	728,639
0.45%	2,523,672	—	—	783,981	2,438,562
0.90%	4,527,661	—	—	1,393,354	3,157,969
Total	$7,662,689	$14,457	$12,454	$2,268,466	$6,423,945

Subaccount	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2
0.00%	$99,133	$—	$34,896	$10	$4,467
0.20%	—	—	72	10	10
0.30%	—	93,318	141,463	10	10
0.45%	—	3,301,085	34,366	10,018	10
0.90%	—	20,718,459	70,385	19,484	25,638
Total	$99,133	$24,112,862	$281,182	$29,532	$30,135

Subaccount	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
0.00%	$93,270	$223,089	$6,269	$—	$11,073
0.20%	10	10	—	—	—
0.30%	10	10	—	21,856	—
0.45%	10	129,019	—	292,906	—
0.90%	1,224,319	231,894	—	218,438	—
Total	$1,317,619	$584,022	$6,269	$533,200	$11,073

Subaccount	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
0.00%	$—	$7,114	$—	$20,618	$—
0.20%	—	—	—	—	—
0.30%	28,303	—	27,295	—	22,323
0.45%	118,724	—	568,479	—	204,479
0.90%	449,801	—	5,708,271	—	165,940
Total	$596,828	$7,114	$6,304,045	$20,618	$392,742

124	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Subaccount	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2
0.00%	$14,333	$—	$7,081	$7,107	$394
0.20%	—	—	—	—	—
0.30%	—	22,312	—	—	—
0.45%	—	596,862	—	—	—
0.90%	—	478,702	—	—	—
Total	$14,333	$1,097,876	$7,081	$7,107	$394

Subaccount	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
0.00%	$—	$—	$53,643	$—	$169,807
0.20%	—	—	68	—	—
0.30%	212,050	9,037	68	3,055	105,184
0.45%	720,587	101,325	11,582	359,910	1,013,231
0.90%	772,567	213,304	83,293	669,369	2,821,467
Total	$1,705,204	$323,666	$148,654	$1,032,334	$4,109,689

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
0.00%	$—	$—	$—	$73,696	$—
0.20%	—	—	—	—	—
0.30%	—	493,931	—	725,984	—
0.45%	2,026,497	797,418	2,672,013	1,717,699	592,111
0.90%	1,873,193	605,532	3,471,086	1,877,851	736,950
Total	$3,899,690	$1,896,881	$6,143,099	$4,395,230	$1,329,061

Subaccount	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
0.00%	$—	$9,940	$—	$452	$15,962
0.20%	—	—	—	66	—
0.30%	140,267	—	221,512	66	103,290
0.45%	397,817	—	1,218,533	66	542,055
0.90%	498,149	—	1,121,891	84,988	1,067,808
Total	$1,036,233	$9,940	$2,561,936	$85,638	$1,729,115

Subaccount	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
0.00%	$3,041	$5,617	$—	$97	$—
0.20%	—	71	—	69	—
0.30%	167,402	71	323,940	69	—
0.45%	997,119	14,760	2,311,670	69	187,685
0.90%	966,537	40,116	3,169,568	31,457	190,247
Total	$2,134,099	$60,635	$5,805,178	$31,761	$377,932

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	125

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.00%	$—	$—	$—	$33,189	$—
0.20%	—	—	—	71	—
0.30%	104,682	—	234,000	71	897
0.45%	1,248,256	320,501	224,365	11,261	66,593
0.90%	947,553	210,407	406,497	53,287	226,904
Total	$2,300,491	$530,908	$864,862	$97,879	$294,394

Subaccount	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	—	4,539	24,506	10,135	30,155
0.45%	1,085,262	252,941	510,352	213,121	127,178
0.90%	9,234,129	391,665	624,689	218,733	126,153
Total	$10,319,391	$649,145	$1,159,547	$441,989	$283,486

Subaccount	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
0.00%	$—	$171,917	$—	$245	$133
0.20%	—	65	—	—	—
0.30%	15,992	65	—	—	—
0.45%	84,784	33,657	365,962	—	—
0.90%	306,349	73,789	168,800	—	—
Total	$407,125	$279,493	$534,762	$245	$133

Subaccount	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
0.00%	$—	$157	$—	$80	$—
0.20%	—	—	—	73	—
0.30%	76,705	8,173	188,414	73	108,573
0.45%	451,643	106,099	1,033,990	73	906,834
0.90%	624,603	392,071	1,060,209	52,312	808,205
Total	$1,152,951	$506,500	$2,282,613	$52,611	$1,823,612

Subaccount	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S
0.00%	$—	$52,943	$—	$8,224	$311
0.20%	—	—	—	—	70
0.30%	74,064	91,334	7,534	69	70
0.45%	656,195	406,489	73,347	51,588	70
0.90%	731,340	843,743	395,389	166,940	70
Total	$1,461,599	$1,394,509	$476,270	$226,821	$591

126	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Subaccount	NB AMT Soc Responsive, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
0.00%	$8,298	$16,521	$256	$67,413	$3,475
0.20%	—	—	—	—	—
0.30%	—	48,716	76,061	11,525	20,291
0.45%	—	319,705	600,792	175,110	234,672
0.90%	—	609,261	1,449,947	649,447	840,244
Total	$8,298	$994,203	$2,127,056	$903,495	$1,098,682

Subaccount	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB
0.00%	$1,538	$3,185	$—	$—	$—
0.20%	—	2,022	—	—	—
0.30%	—	2,018	47,385	—	31,135
0.45%	—	2,052	377,543	203,141	99,499
0.90%	—	14,409	651,634	269,451	129,338
Total	$1,538	$23,686	$1,076,562	$472,592	$259,972

Subaccount	Put VT Multi- Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S
0.00%	$—	$—	$—	$—	$1,827
0.20%	—	—	—	—	77
0.30%	—	2,025	—	—	77
0.45%	588,677	370,284	888,572	1,163,894	2,053
0.90%	7,660,441	141,927	1,104,176	1,206,697	8,209
Total	$8,249,118	$514,236	$1,992,748	$2,370,591	$12,243

Subaccount	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2
0.00%	$1,944,440	$—	$77	$341	$2,107
0.20%	—	—	—	—	—
0.30%	72,129	1,655,036	—	—	—
0.45%	1,875,693	4,321,035	—	—	—
0.90%	6,872,351	11,726,180	—	—	—
Total	$10,764,613	$17,702,251	$77	$341	$2,107

Subaccount	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2
0.00%	$—	$78,988	$11	$—	$5,244
0.20%	—	—	—	—	—
0.30%	24,320	—	11	11	—
0.45%	190,336	—	106,688	234,806	—
0.90%	491,592	—	433,467	594,606	—
Total	$706,248	$78,988	$540,177	$829,423	$5,244

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	127

Subaccount	VP EV Floating Rate Inc, Cl 2	VP MS Adv, Cl 2	VP Oppen Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2
0.00%	$19,046	$682	$56,650	$3,830	$17,034
0.20%	—	—	—	—	—
0.30%	—	—	—	—	—
0.45%	—	—	—	—	—
0.90%	—	—	—	—	—
Total	$19,046	$682	$56,650	$3,830	$17,034

Subaccount	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
0.00%	$9,012	$33,373	$823,347	$—	$2,696,336
0.20%	—	—	—	—	—
0.30%	—	—	1,371,366	1,410,032	1,482,976
0.45%	—	—	5,838,096	10,548,081	4,330,218
0.90%	—	—	15,023,963	26,003,942	17,880,285
Total	$9,012	$33,373	$23,056,772	$37,962,055	$26,389,815

Subaccount	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi- Mgr Div Inc, Cl 2
0.00%	$—	$20,218	$—	$42,993	$74
0.20%	—	—	—	—	74
0.30%	2,830,012	11	189,662	—	73
0.45%	16,310,111	793,007	1,039,769	—	11,830
0.90%	36,586,565	1,755,164	3,796,516	—	1,631
Total	$55,726,688	$2,568,400	$5,025,947	$42,993	$13,682

Subaccount	VP Multi-Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
0.00%	$73	$1,992	$9,841	$1,214	$107
0.20%	73	—	—	—	—
0.30%	73	—	—	—	—
0.45%	73	—	—	—	—
0.90%	877	—	—	—	—
Total	$1,169	$1,992	$9,841	$1,214	$107

Subaccount	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3
0.00%	$—	$15,807	$73	$27	$—
0.20%	—	—	—	—	—
0.30%	16,363	—	—	—	2,277
0.45%	288,903	—	—	—	61,001
0.90%	303,421	—	—	—	301,203
Total	$608,687	$15,807	$73	$27	$364,481

128	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

Subaccount	VP TCW Core Plus Bond, Cl 2	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl
0.00%	$77	$7,533	$—	$181	$—
0.20%	—	—	—	—	—
0.30%	—	—	13	—	300,057
0.45%	—	—	70,166	—	1,631,129
0.90%	—	—	118,551	—	3,024,138
Total	$77	$7,533	$188,730	$181	$4,955,324

Subaccount	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%	$—	$—	$—	$54,213	$16,340
0.20%	—	—	—	—	—
0.30%	406,410	38,679	79	3,358	169,352
0.45%	2,596,332	180,798	484,345	342,069	195,041
0.90%	2,660,135	253,458	588,605	501,092	394,641
Total	$5,662,877	$472,935	$1,073,029	$900,732	$775,374

Subaccount					WA Var Global Hi Yd Bond, Cl II
0.00%					$70
0.20%					—
0.30%					—
0.45%					—
0.90%					—
Total					$70

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2015	—	$1.06	to	$0.98	$0	0.64%	0.00%	to	0.90%	(1.30%)		to	(2.20%)
2014	—	$1.08	to	$1.00	$0	0.62%	0.00%	to	0.90%	4.20%		to	(0.43	%)(11)
2013	—	$1.03	to	$1.03	$0	—	0.00%	to	0.00%	1.30	%(10)	to	1.30	%(10)
AB VPS Gro & Inc, Cl B
2015	1,232	$1.19	to	$2.14	$2,361	1.20%	0.30%	to	0.90%	1.12%		to	0.52%
2014	1,103	$1.18	to	$2.13	$2,286	1.14%	0.30%	to	0.90%	8.96%		to	8.31%
2013	1,008	$1.08	to	$1.97	$1,983	1.07%	0.30%	to	0.90%	12.03	%(9)	to	33.39%
2012	788	$1.73	to	$1.47	$1,161	1.27%	0.45%	to	0.90%	16.72%		to	16.19%
2011	911	$1.48	to	$1.27	$1,158	1.08%	0.45%	to	0.90%	5.60%		to	5.12%
AB VPS Intl Val, Cl B
2015	2,089	$1.06	to	$1.54	$3,229	2.27%	0.30%	to	0.90%	2.09%		to	1.48%
2014	2,062	$1.04	to	$1.52	$3,164	3.34%	0.30%	to	0.90%	(6.74%)		to	(7.30%)
2013	2,127	$1.12	to	$1.64	$3,526	5.94%	0.30%	to	0.90%	11.20	%(9)	to	21.63%
2012	2,268	$1.47	to	$1.35	$3,069	1.41%	0.45%	to	0.90%	13.68%		to	13.17%
2011	2,365	$1.29	to	$1.19	$2,821	3.88%	0.45%	to	0.90%	(19.80%)		to	(20.16%)

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	129

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Lg Cap Gro, Cl B
2015	155	$1.70	to	$1.74	$311	—	0.00%	to	0.90%	10.85%		to	9.86%
2014	75	$1.53	to	$1.59	$137	—	0.00%	to	0.90%	13.84%		to	12.82%
2013	92	$1.35	to	$1.41	$152	—	0.00%	to	0.90%	37.00%		to	35.77%
2012	85	$0.98	to	$1.04	$106	0.03%	0.00%	to	0.90%	2.15	%(7)	to	15.08%
2011	85	$1.52	to	$0.90	$91	0.09%	0.45%	to	0.90%	(3.71%)		to	(4.14%)
ALPS Alerian Engy Infr, Class III
2015	373	$0.75	to	$0.60	$227	0.96%	0.00%	to	0.90%	(37.92%)		to	(38.48%)
2014	144	$1.21	to	$0.98	$141	0.47%	0.00%	to	0.90%	11.91%		to	(5.82	%)(11)
2013	0	$1.08	to	$1.08	$0	—	0.00%	to	0.00%	3.37	%(10)	to	3.37	%(10)
AC VP Intl, Cl I
2015	545	$2.02	to	$1.23	$792	0.38%	0.45%	to	0.90%	0.31%		to	(0.14%)
2014	594	$2.01	to	$1.23	$868	1.69%	0.45%	to	0.90%	(5.93%)		to	(6.35%)
2013	642	$2.14	to	$1.31	$1,012	1.69%	0.45%	to	0.90%	21.86%		to	21.31%
2012	705	$1.76	to	$1.08	$883	0.83%	0.45%	to	0.90%	20.62%		to	20.07%
2011	803	$1.46	to	$0.90	$788	1.40%	0.45%	to	0.90%	(12.44%)		to	(12.83%)
AC VP Intl, Cl II
2015	390	$1.04	to	$2.00	$561	0.21%	0.30%	to	0.90%	0.21%		to	(0.39%)
2014	331	$1.04	to	$2.01	$531	1.54%	0.30%	to	0.90%	(5.94%)		to	(6.50%)
2013	305	$1.10	to	$2.15	$598	1.61%	0.30%	to	0.90%	10.16	%(9)	to	21.16%
2012	313	$1.77	to	$1.77	$555	0.65%	0.90%	to	0.90%	19.92%		to	19.92%
2011	290	$1.48	to	$1.48	$429	1.27%	0.90%	to	0.90%	(12.97%)		to	(12.97%)
AC VP Val, Cl I
2015	1,469	$2.38	to	$2.66	$3,740	2.14%	0.45%	to	0.90%	(4.32%)		to	(4.75%)
2014	1,587	$2.48	to	$2.79	$4,233	1.54%	0.45%	to	0.90%	12.57%		to	12.07%
2013	1,675	$2.21	to	$2.49	$3,979	1.64%	0.45%	to	0.90%	31.14%		to	30.55%
2012	1,873	$1.68	to	$1.91	$3,444	1.90%	0.45%	to	0.90%	14.06%		to	13.55%
2011	2,112	$1.48	to	$1.68	$3,477	2.03%	0.45%	to	0.90%	0.56%		to	0.11%
AC VP Val, Cl II
2015	1,329	$1.42	to	$2.24	$1,989	1.99%	0.00%	to	0.90%	(4.02%)		to	(4.88%)
2014	1,033	$1.48	to	$2.35	$2,016	1.39%	0.00%	to	0.90%	12.89%		to	11.88%
2013	937	$1.31	to	$2.10	$1,849	1.51%	0.00%	to	0.90%	31.48%		to	30.30%
2012	877	$1.00	to	$1.61	$1,416	1.77%	0.00%	to	0.90%	3.49	%(7)	to	13.55%
2011	933	$1.42	to	$1.42	$1,327	1.90%	0.90%	to	0.90%	(0.04%)		to	(0.04%)
BlackRock Global Alloc, Cl III
2015	505	$1.16	to	$0.97	$523	1.24%	0.00%	to	0.90%	(1.00%)		to	(1.89%)
2014	253	$1.17	to	$0.99	$278	4.70%	0.00%	to	0.90%	1.93%		to	(2.06	%)(11)
2013	1	$1.15	to	$1.15	$1	3.42%	0.00%	to	0.00%	14.42%		to	14.42%
2012	—	$1.01	to	$1.01	$0	14.24%	0.00%	to	0.00%	2.92	%(7)	to	2.92	%(7)
Calvert VP SRI Bal, Cl I
2015	253	$1.13	to	$1.43	$409	0.11%	0.30%	to	0.90%	(2.48%)		to	(3.07%)
2014	287	$1.16	to	$1.47	$466	1.64%	0.30%	to	0.90%	9.34%		to	8.68%
2013	279	$1.06	to	$1.36	$415	1.10%	0.30%	to	0.90%	8.59	%(9)	to	16.95%
2012	265	$1.64	to	$1.16	$331	1.15%	0.45%	to	0.90%	10.01%		to	9.52%
2011	325	$1.49	to	$1.06	$361	1.26%	0.45%	to	0.90%	4.10%		to	3.63%
Col VP Bal, Cl 3
2015	9,546	$1.35	to	$1.57	$15,448	—	0.00%	to	0.90%	1.71%		to	0.79%
2014	9,998	$1.33	to	$1.56	$16,006	—	0.00%	to	0.90%	10.13%		to	9.14%
2013	10,474	$1.21	to	$1.43	$15,301	—	0.00%	to	0.90%	21.45%		to	20.35%
2012	11,357	$0.99	to	$1.19	$13,722	—	0.00%	to	0.90%	2.47	%(7)	to	13.23%
2011	12,590	$1.50	to	$1.05	$13,337	—	0.45%	to	0.90%	1.93%		to	1.47%

130	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Govt Money Mkt, Cl 2
2015	14	$1.00	to	$1.00	$16	0.00%	0.00%	to	0.00%	0.00%		to	0.00%
2014	1	$1.00	to	$1.00	$3	—	0.00%	to	0.00%	0.00%		to	0.00%
2013	0	$1.00	to	$1.00	$2	0.01%	0.00%	to	0.00%	0.00%		to	0.00%
2012	—	$1.00	to	$1.00	$2	—	0.00%	to	0.00%	0.00	%(7)	to	0.00	%(7)
Col VP Govt Money Mkt, Cl 3
2015	2,865	$0.99	to	$1.06	$2,906	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.89%)
2014	3,025	$1.00	to	$1.07	$3,124	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.89%)
2013	3,296	$1.00	to	$1.08	$3,449	0.01%	0.30%	to	0.90%	(0.11	%)(9)	to	(0.88%)
2012	3,463	$0.98	to	$1.09	$3,706	0.01%	0.45%	to	0.90%	(0.44%)		to	(0.88%)
2011	4,270	$0.99	to	$1.10	$4,624	0.01%	0.45%	to	0.90%	(0.44%)		to	(0.89%)
Col VP Commodity Strategy, Cl 2
2015	17	$0.59	to	$0.59	$10	—	0.00%	to	0.00%	(23.77%)		to	(23.77%)
2014	0	$0.78	to	$0.78	$0	—	0.00%	to	0.00%	(21.46%)		to	(21.46%)
2013	—	$0.99	to	$0.99	$0	—	0.00%	to	0.00%	(2.10	%)(10)	to	(2.10	%)(10)
Col VP Contrarian Core, Cl 2
2015	8	$1.27	to	$1.27	$10	—	0.00%	to	0.00%	2.73%		to	2.73%
2014	1	$1.24	to	$1.24	$2	—	0.00%	to	0.00%	12.83%		to	12.83%
2013	0	$1.10	to	$1.10	$0	—	0.00%	to	0.00%	6.66	%(10)	to	6.66	%(10)
Col VP Long Govt/Cr Bond, Cl 2
2015	—	$1.05	to	$1.05	$0	1.77%	0.00%	to	0.00%	(0.23%)		to	(0.23%)
2014	—	$1.05	to	$1.05	$0	1.03%	0.00%	to	0.00%	5.25%		to	5.25%
2013	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	(0.62	%)(10)	to	(0.62	%)(10)
Col VP Div Abs Return, Cl 2
2015	1	$0.98	to	$0.98	$1	—	0.00%	to	0.00%	(0.83%)		to	(0.83%)
2014	—	$0.99	to	$0.99	$0	—	0.00%	to	0.00%	(1.94%)		to	(1.94%)
2013	—	$1.01	to	$1.01	$0	—	0.00%	to	0.00%	0.41	%(10)	to	0.41	%(10)
Col VP Divd Opp, Cl 2
2015	7	$1.34	to	$1.34	$9	—	0.00%	to	0.00%	(2.89%)		to	(2.89%)
2014	2	$1.38	to	$1.38	$3	—	0.00%	to	0.00%	9.79%		to	9.79%
2013	2	$1.26	to	$1.26	$2	—	0.00%	to	0.00%	26.53%		to	26.53%
2012	—	$0.99	to	$0.99	$0	—	0.00%	to	0.00%	3.87	%(7)	to	3.87	%(7)
Col VP Divd Opp, Cl 3
2015	5,165	$1.13	to	$2.34	$11,356	—	0.30%	to	0.90%	(3.06%)		to	(3.64%)
2014	5,647	$1.16	to	$2.43	$13,274	—	0.30%	to	0.90%	9.58%		to	8.92%
2013	5,911	$1.06	to	$2.23	$13,074	—	0.30%	to	0.90%	9.93	%(9)	to	25.58%
2012	6,399	$1.75	to	$1.77	$11,331	—	0.45%	to	0.90%	13.48%		to	12.96%
2011	7,359	$1.54	to	$1.57	$11,540	—	0.45%	to	0.90%	(5.43%)		to	(5.86%)
Col VP Emerg Mkts Bond, Cl 2
2015	—	$1.01	to	$1.01	$0	1.60%	0.00%	to	0.00%	(1.32%)		to	(1.32%)
2014	—	$1.02	to	$1.02	$0	5.24%	0.00%	to	0.00%	1.43%		to	1.43%
2013	—	$1.00	to	$1.00	$0	6.29%	0.00%	to	0.00%	(2.03	%)(10)	to	(2.03	%)(10)
Col VP Emer Mkts, Cl 2
2015	76	$0.93	to	$0.93	$71	0.12%	0.00%	to	0.00%	(9.06%)		to	(9.06%)
2014	34	$1.03	to	$1.03	$34	0.20%	0.00%	to	0.00%	(2.40%)		to	(2.40%)
2013	6	$1.05	to	$1.05	$6	0.25%	0.00%	to	0.00%	(1.87%)		to	(1.87%)
2012	—	$1.07	to	$1.07	$0	0.62%	0.00%	to	0.00%	7.74	%(7)	to	7.74	%(7)
Col VP Emer Mkts, Cl 3
2015	1,125	$0.93	to	$2.62	$2,387	0.13%	0.30%	to	0.90%	(9.27%)		to	(9.82%)
2014	1,076	$1.03	to	$2.91	$2,692	0.24%	0.30%	to	0.90%	(2.56%)		to	(3.15%)
2013	1,048	$1.06	to	$3.00	$2,881	0.58%	0.30%	to	0.90%	7.75	%(9)	to	(2.68%)
2012	1,038	$2.18	to	$3.08	$3,012	0.40%	0.45%	to	0.90%	20.05%		to	19.50%
2011	1,053	$1.82	to	$2.58	$2,623	1.14%	0.45%	to	0.90%	(21.37%)		to	(21.73%)

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	131

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Global Bond, Cl 2
2015	26	$0.88	to	$0.88	$23	—	0.00%	to	0.00%	(6.22%)		to	(6.22%)
2014	5	$0.93	to	$0.93	$5	—	0.00%	to	0.00%	0.60%		to	0.60%
2013	1	$0.93	to	$0.93	$1	0.69%	0.00%	to	0.00%	(7.83%)		to	(7.83%)
2012	—	$1.01	to	$1.01	$0	3.71%	0.00%	to	0.00%	0.47	%(7)	to	0.47	%(7)
Col VP Global Bond, Cl 3
2015	1,358	$0.93	to	$1.67	$1,824	—	0.30%	to	0.90%	(6.45%)		to	(7.02%)
2014	1,326	$0.99	to	$1.80	$2,083	—	0.30%	to	0.90%	0.50%		to	(0.12%)
2013	1,368	$0.99	to	$1.80	$2,290	5.66%	0.30%	to	0.90%	(0.30	%)(9)	to	(8.54%)
2012	1,514	$1.33	to	$1.97	$2,826	2.65%	0.45%	to	0.90%	5.91%		to	5.42%
2011	1,640	$1.26	to	$1.87	$2,963	2.89%	0.45%	to	0.90%	4.32%		to	3.84%
Col VP Hi Yield Bond, Cl 2
2015	68	$1.11	to	$1.11	$75	5.95%	0.00%	to	0.00%	(1.41%)		to	(1.41%)
2014	29	$1.13	to	$1.13	$33	5.64%	0.00%	to	0.00%	3.51%		to	3.51%
2013	5	$1.09	to	$1.09	$5	4.52%	0.00%	to	0.00%	5.98%		to	5.98%
2012	—	$1.03	to	$1.03	$0	—	0.00%	to	0.00%	3.01	%(7)	to	3.01	%(7)
Col VP Hi Yield Bond, Cl 3
2015	1,583	$1.05	to	$2.34	$2,978	6.06%	0.30%	to	0.90%	(1.43%)		to	(2.03%)
2014	1,452	$1.06	to	$2.39	$3,162	6.08%	0.30%	to	0.90%	3.31%		to	2.68%
2013	1,487	$1.03	to	$2.32	$3,347	6.54%	0.30%	to	0.90%	3.67	%(9)	to	5.11%
2012	1,621	$2.02	to	$2.21	$3,546	7.19%	0.45%	to	0.90%	15.22%		to	14.69%
2011	1,789	$1.75	to	$1.93	$3,425	8.31%	0.45%	to	0.90%	5.21%		to	4.72%
Col VP Inc Opp, Cl 2
2015	358	$1.10	to	$0.90	$325	9.36%	0.00%	to	0.90%	(1.21%)		to	(2.10%)
2014	403	$1.11	to	$0.92	$373	—	0.00%	to	0.90%	3.68%		to	2.75%
2013	483	$1.07	to	$0.90	$435	8.77%	0.00%	to	0.90%	5.02%		to	0.89	%(8)
2012	—	$1.02	to	$1.02	$0	—	0.00%	to	0.00%	2.85	%(7)	to	2.85	%(7)
Col VP Inc Opp, Cl 3
2015	434	$1.05	to	$1.71	$745	9.19%	0.30%	to	0.90%	(1.32%)		to	(1.91%)
2014	469	$1.07	to	$1.74	$815	—	0.30%	to	0.90%	3.46%		to	2.83%
2013	514	$1.03	to	$1.69	$890	13.04%	0.30%	to	0.90%	3.93	%(9)	to	4.08%
2012	585	$1.83	to	$1.63	$965	6.40%	0.45%	to	0.90%	14.29%		to	13.76%
2011	479	$1.60	to	$1.43	$689	9.09%	0.45%	to	0.90%	5.79%		to	5.31%
Col VP Inter Bond, Cl 2
2015	1	$1.03	to	$1.03	$1	1.17%	0.00%	to	0.00%	(0.05%)		to	(0.05%)
2014	1	$1.03	to	$1.03	$1	2.18%	0.00%	to	0.00%	5.20%		to	5.20%
2013	0	$0.98	to	$0.98	$1	1.33%	0.00%	to	0.00%	(2.45%)		to	(2.45%)
2012	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	0.18	%(7)	to	0.18	%(7)
Col VP Inter Bond, Cl 3
2015	5,055	$1.05	to	$1.68	$7,663	1.32%	0.30%	to	0.90%	(0.13%)		to	(0.74%)
2014	5,141	$1.05	to	$1.70	$8,198	2.59%	0.30%	to	0.90%	5.01%		to	4.37%
2013	5,729	$1.00	to	$1.63	$8,927	4.39%	0.30%	to	0.90%	1.21	%(9)	to	(3.27%)
2012	6,908	$1.39	to	$1.68	$11,262	3.84%	0.45%	to	0.90%	7.09%		to	6.59%
2011	7,135	$1.30	to	$1.58	$11,053	4.52%	0.45%	to	0.90%	6.21%		to	5.72%
Col VP Intl Opp, Cl 2
2015	12	$1.18	to	$1.18	$14	0.35%	0.00%	to	0.00%	(0.03%)		to	(0.03%)
2014	9	$1.18	to	$1.18	$11	0.03%	0.00%	to	0.00%	(5.09%)		to	(5.09%)
2013	1	$1.24	to	$1.24	$1	0.65%	0.00%	to	0.00%	20.39%		to	20.39%
2012	—	$1.03	to	$1.03	$0	9.39%	0.00%	to	0.00%	6.55	%(7)	to	6.55	%(7)
Col VP Lg Cap Gro, Cl 2
2015	8	$1.59	to	$1.59	$12	—	0.00%	to	0.00%	8.80%		to	8.80%
2014	2	$1.46	to	$1.46	$3	—	0.00%	to	0.00%	13.92%		to	13.92%
2013	1	$1.28	to	$1.28	$1	—	0.00%	to	0.00%	30.00%		to	30.00%
2012	—	$0.99	to	$0.99	$0	—	0.00%	to	0.00%	3.40	%(7)	to	3.40	%(7)

132	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Lg Cap Gro, Cl 3
2015	1,591	$1.36	to	$1.10	$2,268	—	0.30%	to	0.90%	8.68%		to	8.02%
2014	1,613	$1.25	to	$1.02	$2,075	—	0.30%	to	0.90%	13.70%		to	13.01%
2013	1,750	$1.10	to	$0.90	$1,849	—	0.30%	to	0.90%	13.64	%(9)	to	29.09%
2012	1,970	$1.94	to	$0.70	$1,538	—	0.45%	to	0.90%	19.62%		to	19.07%
2011	2,360	$1.62	to	$0.58	$1,482	—	0.45%	to	0.90%	(3.66%)		to	(4.09%)
Col VP Lg Cap Index, Cl 3
2015	3,491	$1.48	to	$1.63	$6,424	—	0.00%	to	0.90%	0.86%		to	(0.05%)
2014	3,367	$1.47	to	$1.64	$6,328	—	0.00%	to	0.90%	13.21%		to	12.19%
2013	3,433	$1.30	to	$1.46	$5,650	—	0.00%	to	0.90%	31.75%		to	30.56%
2012	3,867	$0.99	to	$1.12	$4,639	—	0.00%	to	0.90%	3.16	%(7)	to	14.50%
2011	4,345	$1.58	to	$0.98	$4,414	—	0.45%	to	0.90%	1.17%		to	0.71%
Col VP Disciplined Core, Cl 2
2015	66	$1.51	to	$1.51	$99	—	0.00%	to	0.00%	0.62%		to	0.62%
2014	14	$1.50	to	$1.50	$21	—	0.00%	to	0.00%	15.09%		to	15.09%
2013	3	$1.30	to	$1.30	$4	—	0.00%	to	0.00%	33.48%		to	33.48%
2012	—	$0.97	to	$0.97	$0	—	0.00%	to	0.00%	2.81	%(7)	to	2.81	%(7)
Col VP Disciplined Core, Cl 3
2015	17,119	$1.27	to	$1.30	$24,113	—	0.30%	to	0.90%	0.46%		to	(0.15%)
2014	18,336	$1.26	to	$1.30	$25,704	—	0.30%	to	0.90%	14.88%		to	14.19%
2013	20,031	$1.10	to	$1.14	$24,384	—	0.30%	to	0.90%	13.84	%(9)	to	32.45%
2012	21,881	$1.91	to	$0.86	$19,823	—	0.45%	to	0.90%	13.36%		to	12.84%
2011	24,534	$1.69	to	$0.76	$19,343	—	0.45%	to	0.90%	4.76%		to	4.28%
Col VP Limited Duration Cr, Cl 2
2015	302	$0.99	to	$0.92	$281	6.93%	0.00%	to	0.90%	(2.49%)		to	(3.37%)
2014	33	$1.02	to	$0.95	$33	0.30%	0.00%	to	0.90%	0.31%		to	(1.92	%)(11)
2013	1	$1.01	to	$1.01	$1	1.32%	0.00%	to	0.00%	1.19%		to	1.19%
2012	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	0.09	%(7)	to	0.09	%(7)
Col VP Man Vol Conserv, Cl 2
2015	30	$1.00	to	$0.99	$30	—	0.00%	to	0.90%	(1.13%)		to	(2.03%)
2014	40	$1.01	to	$1.01	$41	—	0.00%	to	0.90%	0.67	%(11)	to	0.21	%(11)
Col VP Man Vol Conserv Gro, Cl 2
2015	31	$0.99	to	$0.98	$30	—	0.00%	to	0.90%	(1.83%)		to	(2.71%)
2014	—	$1.01	to	$1.01	$0	—	0.00%	to	0.90%	0.55	%(11)	to	0.10	%(11)
Col VP Man Vol Gro, Cl 2
2015	1,364	$0.98	to	$0.96	$1,318	—	0.00%	to	0.90%	(3.34%)		to	(4.21%)
2014	1,257	$1.01	to	$1.01	$1,266	—	0.00%	to	0.90%	0.34	%(11)	to	(0.11	%)(11)
Col VP Man Vol Mod Gro, Cl 2
2015	595	$0.99	to	$0.97	$584	—	0.00%	to	0.90%	(2.52%)		to	(3.40%)
2014	150	$1.01	to	$1.01	$152	—	0.00%	to	0.90%	0.57	%(11)	to	0.12	%(11)
Col VP Mid Cap Gro, Cl 2
2015	4	$1.46	to	$1.46	$6	—	0.00%	to	0.00%	5.36%		to	5.36%
2014	3	$1.39	to	$1.39	$5	—	0.00%	to	0.00%	7.14%		to	7.14%
2013	1	$1.30	to	$1.30	$1	—	0.00%	to	0.00%	30.90%		to	30.90%
2012	—	$0.99	to	$0.99	$0	—	0.00%	to	0.00%	3.87	%(7)	to	3.87	%(7)
Col VP Mid Cap Gro, Cl 3
2015	217	$1.22	to	$2.16	$533	—	0.30%	to	0.90%	5.18%		to	4.54%
2014	225	$1.16	to	$2.07	$517	—	0.30%	to	0.90%	6.96%		to	6.32%
2013	259	$1.09	to	$1.95	$548	—	0.30%	to	0.90%	13.02	%(9)	to	29.85%
2012	310	$2.04	to	$1.50	$499	—	0.45%	to	0.90%	10.77%		to	10.26%
2011	363	$1.84	to	$1.36	$519	—	0.45%	to	0.90%	(15.45%)		to	(15.83%)

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	133

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Mid Cap Val, Cl 2
2015	7	$1.51	to	$1.51	$11	—	0.00%	to	0.00%	(5.09%)		to	(5.09%)
2014	5	$1.59	to	$1.59	$8	—	0.00%	to	0.00%	12.09%		to	12.09%
2013	1	$1.42	to	$1.42	$1	—	0.00%	to	0.00%	37.58%		to	37.58%
2012	—	$1.03	to	$1.03	$0	—	0.00%	to	0.00%	5.62	%(7)	to	5.62	%(7)
Col VP Mid Cap Val, Cl 3
2015	350	$1.15	to	$1.58	$597	—	0.30%	to	0.90%	(5.24%)		to	(5.82%)
2014	376	$1.21	to	$1.68	$688	—	0.30%	to	0.90%	11.84%		to	11.16%
2013	494	$1.08	to	$1.51	$781	—	0.30%	to	0.90%	13.03	%(9)	to	36.50%
2012	281	$1.99	to	$1.11	$327	—	0.45%	to	0.90%	17.93%		to	17.39%
2011	230	$1.69	to	$0.94	$223	—	0.45%	to	0.90%	(8.90%)		to	(9.32%)
Col VP Select Intl Eq, Cl 2
2015	6	$1.21	to	$1.21	$7	0.64%	0.00%	to	0.00%	4.94%		to	4.94%
2014	1	$1.16	to	$1.16	$1	1.99%	0.00%	to	0.00%	(8.73%)		to	(8.73%)
2013	0	$1.27	to	$1.27	$1	1.07%	0.00%	to	0.00%	22.09%		to	22.09%
2012	—	$1.04	to	$1.04	$0	3.38%	0.00%	to	0.00%	6.53	%(7)	to	6.53	%(7)
Col VP Select Intl Eq, Cl 3
2015	6,184	$1.05	to	$0.97	$6,304	0.92%	0.30%	to	0.90%	4.72%		to	4.09%
2014	6,516	$1.01	to	$0.94	$6,318	1.76%	0.30%	to	0.90%	(8.83%)		to	(9.38%)
2013	6,967	$1.10	to	$1.03	$7,398	1.66%	0.30%	to	0.90%	10.96	%(9)	to	21.06%
2012	7,794	$1.66	to	$0.85	$6,774	1.56%	0.45%	to	0.90%	17.18%		to	16.64%
2011	8,829	$1.41	to	$0.73	$6,545	1.33%	0.45%	to	0.90%	(12.80%)		to	(13.20%)
Col VP Select Lg Cap Val, Cl 2
2015	14	$1.48	to	$1.48	$21	—	0.00%	to	0.00%	(5.16%)		to	(5.16%)
2014	10	$1.56	to	$1.56	$16	—	0.00%	to	0.00%	11.23%		to	11.23%
2013	1	$1.40	to	$1.40	$1	—	0.00%	to	0.00%	37.72%		to	37.72%
2012	—	$1.02	to	$1.02	$0	—	0.00%	to	0.00%	5.05	%(7)	to	5.05	%(7)
Col VP Select Lg Cap Val, Cl 3
2015	198	$1.13	to	$1.58	$393	—	0.30%	to	0.90%	(5.31%)		to	(5.88%)
2014	216	$1.19	to	$1.68	$455	—	0.30%	to	0.90%	11.05%		to	10.38%
2013	177	$1.07	to	$1.52	$351	—	0.30%	to	0.90%	12.32	%(9)	to	36.55%
2012	109	$1.93	to	$1.11	$146	—	0.45%	to	0.90%	17.95%		to	17.41%
2011	157	$1.64	to	$0.95	$149	—	0.45%	to	0.90%	(2.13%)		to	(2.58%)
Col VP Select Sm Cap Val, Cl 2
2015	9	$1.57	to	$1.57	$14	—	0.00%	to	0.00%	(3.30%)		to	(3.30%)
2014	4	$1.62	to	$1.62	$6	—	0.00%	to	0.00%	5.79%		to	5.79%
2013	1	$1.53	to	$1.53	$1	—	0.00%	to	0.00%	48.22%		to	48.22%
2012	—	$1.03	to	$1.03	$0	—	0.00%	to	0.00%	7.01	%(7)	to	7.01	%(7)
Col VP Select Sm Cap Val, Cl 3
2015	419	$1.14	to	$2.32	$1,098	—	0.30%	to	0.90%	(3.52%)		to	(4.10%)
2014	453	$1.18	to	$2.42	$1,227	—	0.30%	to	0.90%	5.66%		to	5.03%
2013	475	$1.12	to	$2.31	$1,197	—	0.30%	to	0.90%	15.96	%(9)	to	47.05%
2012	489	$2.06	to	$1.57	$799	—	0.45%	to	0.90%	17.23%		to	16.70%
2011	623	$1.75	to	$1.34	$852	—	0.45%	to	0.90%	(8.92%)		to	(9.34%)
Col VP Strategic Inc, Cl 2
2015	7	$1.03	to	$1.03	$7	36.00%	0.00%	to	0.00%	(1.93%)		to	(1.93%)
2014	4	$1.05	to	$1.05	$5	3.20%	0.00%	to	0.00%	3.41%		to	3.41%
2013	2	$1.02	to	$1.02	$2	3.59%	0.00%	to	0.00%	0.12%		to	0.12%
2012	—	$1.01	to	$1.01	$0	5.21%	0.00%	to	0.00%	1.52	%(7)	to	1.52	%(7)
Col VP US Eq, Cl 2
2015	5	$1.35	to	$1.35	$7	—	0.00%	to	0.00%	(6.59%)		to	(6.59%)
2014	3	$1.45	to	$1.45	$5	—	0.00%	to	0.00%	3.04%		to	3.04%
2013	3	$1.41	to	$1.41	$4	—	0.00%	to	0.00%	34.72%		to	34.72%
2012	—	$1.04	to	$1.04	$0	—	0.00%	to	0.00%	6.66	%(7)	to	6.66	%(7)

134	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP US Govt Mtge, Cl 2
2015	0	$1.05	to	$1.05	$0	2.73%	0.00%	to	0.00%	1.19%		to	1.19%
2014	0	$1.04	to	$1.04	$0	1.31%	0.00%	to	0.00%	5.56%		to	5.56%
2013	—	$0.98	to	$0.98	$0	0.50%	0.00%	to	0.00%	(1.99%)		to	(1.99%)
2012	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	0.10	%(7)	to	0.10	%(7)
Col VP US Govt Mtge, Cl 3
2015	1,431	$1.07	to	$1.29	$1,705	2.84%	0.30%	to	0.90%	0.91%		to	0.30%
2014	1,584	$1.06	to	$1.29	$1,930	1.81%	0.30%	to	0.90%	5.47%		to	4.83%
2013	1,842	$1.01	to	$1.23	$2,178	0.61%	0.30%	to	0.90%	1.68	%(9)	to	(2.84%)
2012	2,256	$1.10	to	$1.26	$2,790	0.94%	0.45%	to	0.90%	1.18%		to	0.70%
2011	2,690	$1.08	to	$1.25	$3,331	0.91%	0.45%	to	0.90%	0.93%		to	0.47%
CS Commodity Return
2015	626	$0.62	to	$0.46	$324	—	0.30%	to	0.90%	(25.32%)		to	(25.77%)
2014	702	$0.83	to	$0.62	$483	—	0.30%	to	0.90%	(17.26%)		to	(17.76%)
2013	751	$1.00	to	$0.75	$610	—	0.30%	to	0.90%	(3.49	%)(9)	to	(11.08%)
2012	775	$1.25	to	$0.85	$693	—	0.45%	to	0.90%	(2.53%)		to	(2.98%)
2011	890	$1.28	to	$0.87	$801	2.51%	0.45%	to	0.90%	(13.04%)		to	(13.43%)
Deutsche Alt Asset Alloc VIP, Cl B
2015	159	$0.98	to	$0.91	$149	2.21%	0.00%	to	0.90%	(6.54%)		to	(7.38%)
2014	45	$1.05	to	$0.98	$45	0.49%	0.00%	to	0.90%	3.24%		to	(2.90	%)(11)
2013	4	$1.01	to	$1.01	$4	0.33%	0.00%	to	0.00%	0.75%		to	0.75%
2012	—	$1.01	to	$1.01	$0	—	0.00%	to	0.00%	1.61	%(7)	to	1.61	%(7)
EV VT Floating-Rate Inc
2015	781	$1.00	to	$1.19	$1,032	3.33%	0.30%	to	0.90%	(1.28%)		to	(1.88%)
2014	861	$1.01	to	$1.22	$1,133	3.15%	0.30%	to	0.90%	0.27%		to	(0.33%)
2013	964	$1.01	to	$1.22	$1,254	3.49%	0.30%	to	0.90%	1.14	%(9)	to	2.92%
2012	826	$1.61	to	$1.19	$1,031	4.19%	0.45%	to	0.90%	6.84%		to	6.36%
2011	741	$1.51	to	$1.11	$855	4.23%	0.45%	to	0.90%	2.09%		to	1.63%
Fid VIP Contrafund, Serv Cl 2
2015	2,431	$1.45	to	$1.51	$4,110	0.81%	0.00%	to	0.90%	0.42%		to	(0.48%)
2014	2,452	$1.45	to	$1.52	$4,138	0.74%	0.00%	to	0.90%	11.65%		to	10.65%
2013	2,519	$1.30	to	$1.38	$3,742	0.86%	0.00%	to	0.90%	30.95%		to	29.78%
2012	2,535	$0.99	to	$1.06	$2,868	1.12%	0.00%	to	0.90%	3.00	%(7)	to	15.10%
2011	2,785	$1.66	to	$0.92	$2,655	0.79%	0.45%	to	0.90%	(3.22%)		to	(3.65%)
Fid VIP Gro & Inc, Serv Cl
2015	1,850	$2.68	to	$1.71	$3,900	1.98%	0.45%	to	0.90%	(2.79%)		to	(3.23%)
2014	1,970	$2.76	to	$1.77	$4,280	1.65%	0.45%	to	0.90%	9.89%		to	9.40%
2013	2,176	$2.51	to	$1.62	$4,278	1.77%	0.45%	to	0.90%	32.86%		to	32.26%
2012	2,588	$1.89	to	$1.22	$3,606	2.01%	0.45%	to	0.90%	17.87%		to	17.34%
2011	3,396	$1.60	to	$1.04	$3,775	1.58%	0.45%	to	0.90%	1.12%		to	0.66%
Fid VIP Gro & Inc, Serv Cl 2
2015	1,427	$1.15	to	$1.99	$1,897	1.91%	0.30%	to	0.90%	(2.83%)		to	(3.41%)
2014	1,314	$1.19	to	$2.06	$2,012	1.57%	0.30%	to	0.90%	9.90%		to	9.24%
2013	1,077	$1.08	to	$1.89	$1,839	1.63%	0.30%	to	0.90%	11.42	%(9)	to	32.06%
2012	1,047	$1.43	to	$1.43	$1,498	2.06%	0.90%	to	0.90%	17.19%		to	17.19%
2011	1,077	$1.22	to	$1.22	$1,315	1.56%	0.90%	to	0.90%	0.45%		to	0.45%
Fid VIP Mid Cap, Serv Cl
2015	2,037	$2.69	to	$3.33	$6,143	0.39%	0.45%	to	0.90%	(1.94%)		to	(2.38%)
2014	2,206	$2.74	to	$3.41	$6,798	0.16%	0.45%	to	0.90%	5.72%		to	5.25%
2013	2,418	$2.60	to	$3.24	$7,084	0.41%	0.45%	to	0.90%	35.45%		to	34.84%
2012	2,623	$1.92	to	$2.40	$5,809	0.48%	0.45%	to	0.90%	14.23%		to	13.72%
2011	3,089	$1.68	to	$2.11	$6,242	0.14%	0.45%	to	0.90%	(11.12%)		to	(11.51%)

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	135

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Mid Cap, Serv Cl 2
2015	2,775	$1.43	to	$3.18	$4,395	0.25%	0.00%	to	0.90%	(1.63%)		to	(2.51%)
2014	2,296	$1.46	to	$3.26	$4,616	0.02%	0.00%	to	0.90%	6.03%		to	5.08%
2013	1,675	$1.37	to	$3.11	$4,660	0.28%	0.00%	to	0.90%	35.87%		to	34.65%
2012	1,561	$1.01	to	$2.31	$3,601	0.39%	0.00%	to	0.90%	5.05	%(7)	to	13.53%
2011	1,662	$2.03	to	$2.03	$3,375	0.02%	0.90%	to	0.90%	(11.65%)		to	(11.65%)
Fid VIP Overseas, Serv Cl
2015	829	$1.95	to	$1.40	$1,329	1.31%	0.45%	to	0.90%	3.03%		to	2.56%
2014	846	$1.90	to	$1.37	$1,308	1.23%	0.45%	to	0.90%	(8.57%)		to	(8.98%)
2013	914	$2.07	to	$1.50	$1,542	1.27%	0.45%	to	0.90%	29.79%		to	29.21%
2012	1,038	$1.60	to	$1.16	$1,310	1.75%	0.45%	to	0.90%	20.00%		to	19.46%
2011	1,373	$1.33	to	$0.97	$1,375	1.19%	0.45%	to	0.90%	(17.60%)		to	(17.97%)
Fid VIP Overseas, Serv Cl 2
2015	754	$1.07	to	$1.97	$1,036	1.19%	0.30%	to	0.90%	2.99%		to	2.37%
2014	654	$1.04	to	$1.93	$978	1.09%	0.30%	to	0.90%	(8.57%)		to	(9.12%)
2013	559	$1.14	to	$2.12	$1,135	1.17%	0.30%	to	0.90%	13.33	%(9)	to	29.00%
2012	494	$1.64	to	$1.64	$812	1.77%	0.90%	to	0.90%	19.30%		to	19.30%
2011	495	$1.38	to	$1.38	$682	1.17%	0.90%	to	0.90%	(18.08%)		to	(18.08%)
Fid VIP Strategic Inc, Serv Cl 2
2015	10	$1.03	to	$1.03	$10	37.36%	0.00%	to	0.00%	(1.94%)		to	(1.94%)
2014	—	$1.05	to	$1.05	$0	2.26%	0.00%	to	0.00%	3.38%		to	3.38%
2013	0	$1.01	to	$1.01	$0	19.34%	0.00%	to	0.00%	0.04	%(10)	to	0.04	%(10)
FTVIPT Frank Global Real Est, Cl 2
2015	1,195	$1.15	to	$2.38	$2,562	3.24%	0.30%	to	0.90%	0.27%		to	(0.33%)
2014	1,223	$1.15	to	$2.39	$2,784	0.45%	0.30%	to	0.90%	14.66%		to	13.98%
2013	1,271	$1.00	to	$2.10	$2,602	4.57%	0.30%	to	0.90%	4.54	%(9)	to	1.40%
2012	1,306	$1.97	to	$2.07	$2,677	—	0.45%	to	0.90%	26.84%		to	26.27%
2011	1,382	$1.55	to	$1.64	$2,251	7.75%	0.45%	to	0.90%	(6.08%)		to	(6.50%)
FTVIPT Frank Inc, Cl 2
2015	97	$1.02	to	$0.88	$86	4.61%	0.00%	to	0.90%	(7.05%)		to	(7.89%)
2014	116	$1.10	to	$0.96	$112	0.02%	0.00%	to	0.90%	4.62%		to	(5.08	%)(11)
2013	—	$1.05	to	$1.05	$0	—	0.00%	to	0.00%	2.68	%(10)	to	2.68	%(10)
FTVIPT Frank Mutual Shares, Cl 2
2015	899	$1.30	to	$1.99	$1,729	3.02%	0.00%	to	0.90%	(4.94%)		to	(5.79%)
2014	919	$1.37	to	$2.11	$1,924	1.98%	0.00%	to	0.90%	7.12%		to	6.16%
2013	994	$1.28	to	$1.99	$1,964	2.13%	0.00%	to	0.90%	28.26%		to	27.11%
2012	981	$1.00	to	$1.56	$1,537	2.01%	0.00%	to	0.90%	3.61	%(7)	to	13.22%
2011	1,081	$1.45	to	$1.38	$1,495	2.37%	0.45%	to	0.90%	(1.49%)		to	(1.93%)
FTVIPT Frank Sm Cap Val, Cl 2
2015	850	$1.35	to	$3.17	$2,134	0.64%	0.00%	to	0.90%	(7.39%)		to	(8.22%)
2014	839	$1.46	to	$3.46	$2,540	0.62%	0.00%	to	0.90%	0.57%		to	(0.33%)
2013	817	$1.45	to	$3.47	$2,679	1.30%	0.00%	to	0.90%	36.23%		to	35.02%
2012	839	$1.06	to	$2.57	$2,088	0.78%	0.00%	to	0.90%	8.77	%(7)	to	17.32%
2011	937	$1.77	to	$2.19	$2,008	0.69%	0.45%	to	0.90%	(4.19%)		to	(4.62%)
FTVIPT Temp Global Bond, Cl 2
2015	64	$0.99	to	$0.94	$61	8.17%	0.00%	to	0.90%	(4.30%)		to	(5.16%)
2014	15	$1.04	to	$0.99	$16	3.97%	0.00%	to	0.90%	1.83%		to	(1.76	%)(11)
2013	0	$1.02	to	$1.02	$0	—	0.00%	to	0.00%	0.38	%(10)	to	0.38	%(10)
GS VIT Mid Cap Val, Inst
2015	2,085	$1.10	to	$3.49	$5,805	0.40%	0.30%	to	0.90%	(9.36%)		to	(9.90%)
2014	1,997	$1.21	to	$3.88	$6,716	0.98%	0.30%	to	0.90%	13.23%		to	12.55%
2013	2,045	$1.07	to	$3.45	$6,469	0.87%	0.30%	to	0.90%	11.69	%(9)	to	31.70%
2012	2,055	$1.93	to	$2.62	$5,070	1.15%	0.45%	to	0.90%	17.93%		to	17.40%
2011	2,316	$1.64	to	$2.23	$4,965	0.74%	0.45%	to	0.90%	(6.80%)		to	(7.22%)

136	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
GS VIT Multi-Strategy Alt, Advisor
2015	35	$0.92	to	$0.91	$32	2.67%	0.00%	to	0.90%	(4.89%)		to	(5.74%)
2014	19	$0.97	to	$0.97	$19	7.20%	0.00%	to	0.90%	(2.82	%)(11)	to	(3.26	%)(11)
GS VIT Sm Cap Eq Insights, Inst
2015	147	$2.94	to	$2.30	$378	0.29%	0.45%	to	0.90%	(2.37%)		to	(2.80%)
2014	156	$3.01	to	$2.36	$411	0.77%	0.45%	to	0.90%	6.45%		to	5.97%
2013	166	$2.83	to	$2.23	$414	0.98%	0.45%	to	0.90%	35.01%		to	34.41%
2012	190	$2.10	to	$1.66	$344	0.95%	0.45%	to	0.90%	12.32%		to	11.82%
2011	339	$1.87	to	$1.48	$519	0.83%	0.45%	to	0.90%	0.22%		to	(0.23%)
GS VIT U.S. Eq Insights, Inst
2015	1,109	$1.28	to	$1.65	$2,300	1.35%	0.30%	to	0.90%	(0.31%)		to	(0.91%)
2014	1,220	$1.28	to	$1.67	$2,416	1.44%	0.30%	to	0.90%	16.02%		to	15.32%
2013	1,364	$1.10	to	$1.44	$2,232	1.12%	0.30%	to	0.90%	14.38	%(9)	to	36.29%
2012	1,561	$1.75	to	$1.06	$1,808	1.79%	0.45%	to	0.90%	13.94%		to	13.43%
2011	1,748	$1.53	to	$0.93	$1,750	1.75%	0.45%	to	0.90%	3.58%		to	3.11%
Invesco VI Am Fran, Ser I
2015	349	$1.53	to	$1.51	$531	—	0.45%	to	0.90%	4.54%		to	4.07%
2014	426	$1.46	to	$1.45	$619	0.04%	0.45%	to	0.90%	7.95%		to	7.47%
2013	340	$1.36	to	$1.35	$460	0.43%	0.45%	to	0.90%	39.51%		to	38.88%
2012	401	$0.97	to	$0.97	$389	—	0.45%	to	0.90%	(2.80	%)(6)	to	(3.09	%)(6)
Invesco VI Am Fran, Ser II
2015	621	$1.32	to	$1.49	$865	—	0.30%	to	0.90%	4.44%		to	3.81%
2014	590	$1.26	to	$1.44	$822	—	0.30%	to	0.90%	7.84%		to	7.20%
2013	545	$1.17	to	$1.34	$724	0.25%	0.30%	to	0.90%	19.48	%(9)	to	38.54%
2012	484	$0.97	to	$0.97	$468	—	0.90%	to	0.90%	(3.28	%)(6)	to	(3.28	%)(6)
Invesco VI Bal Risk Alloc, Ser II
2015	101	$1.01	to	$0.95	$98	5.03%	0.00%	to	0.90%	(4.40%)		to	(5.26%)
2014	12	$1.06	to	$1.00	$13	—	0.00%	to	0.90%	5.71%		to	(1.24	%)(11)
2013	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	(0.81	%)(10)	to	(0.81	%)(10)
Invesco VI Comstock, Ser II
2015	199	$1.10	to	$1.31	$294	1.66%	0.30%	to	0.90%	(6.48%)		to	(7.03%)
2014	210	$1.18	to	$1.41	$321	1.20%	0.30%	to	0.90%	8.77%		to	8.12%
2013	421	$1.08	to	$1.30	$569	1.56%	0.30%	to	0.90%	11.89	%(9)	to	34.44%
2012	251	$1.91	to	$0.97	$254	1.54%	0.45%	to	0.90%	18.39%		to	17.85%
2011	263	$1.61	to	$0.82	$220	1.48%	0.45%	to	0.90%	(2.55%)		to	(2.98%)
Invesco VI Core Eq, Ser I
2015	3,930	$2.21	to	$2.69	$10,319	1.11%	0.45%	to	0.90%	(6.19%)		to	(6.62%)
2014	4,278	$2.35	to	$2.88	$12,048	0.85%	0.45%	to	0.90%	7.66%		to	7.18%
2013	4,662	$2.19	to	$2.68	$12,257	1.38%	0.45%	to	0.90%	28.67%		to	28.09%
2012	5,164	$1.70	to	$2.09	$10,631	0.96%	0.45%	to	0.90%	13.37%		to	12.86%
2011	5,707	$1.50	to	$1.86	$10,471	0.96%	0.45%	to	0.90%	(0.51%)		to	(0.96%)
Invesco VI Div Divd, Ser I
2015	407	$1.21	to	$1.59	$649	1.77%	0.30%	to	0.90%	1.76%		to	1.15%
2014	398	$1.19	to	$1.57	$627	1.73%	0.30%	to	0.90%	12.49%		to	11.82%
2013	415	$1.06	to	$1.40	$583	2.64%	0.30%	to	0.90%	9.96	%(9)	to	29.86%
2012	304	$1.09	to	$1.08	$329	1.90%	0.45%	to	0.90%	18.19%		to	17.66%
2011	367	$0.92	to	$0.92	$337	—	0.45%	to	0.90%	(7.97	%)(5)	to	(8.25	%)(5)
Invesco VI Intl Gro, Ser II
2015	860	$1.07	to	$1.08	$1,160	1.35%	0.30%	to	0.90%	(2.91%)		to	(3.49%)
2014	803	$1.10	to	$1.12	$1,100	1.43%	0.30%	to	0.90%	(0.21%)		to	(0.81%)
2013	743	$1.11	to	$1.13	$1,038	1.02%	0.30%	to	0.90%	10.65	%(9)	to	17.65%
2012	801	$1.72	to	$0.96	$928	1.27%	0.45%	to	0.90%	14.74%		to	14.22%
2011	910	$1.50	to	$0.84	$889	1.16%	0.45%	to	0.90%	(7.41%)		to	(7.82%)

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	137

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Mid Cap Gro, Ser I
2015	309	$1.21	to	$1.42	$442	—	0.30%	to	0.90%	0.90%		to	0.30%
2014	313	$1.20	to	$1.42	$447	—	0.30%	to	0.90%	7.71%		to	7.07%
2013	314	$1.11	to	$1.33	$418	0.40%	0.30%	to	0.90%	14.88	%(9)	to	35.79%
2012	327	$0.98	to	$0.98	$319	—	0.45%	to	0.90%	(2.02	%)(6)	to	(2.32	%)(6)
Invesco VI Mid Cap Gro, Ser II
2015	221	$1.20	to	$1.41	$283	—	0.30%	to	0.90%	0.74%		to	0.14%
2014	218	$1.19	to	$1.41	$295	—	0.30%	to	0.90%	7.37%		to	6.73%
2013	220	$1.11	to	$1.32	$287	0.21%	0.30%	to	0.90%	14.99	%(9)	to	35.38%
2012	265	$0.98	to	$0.98	$259	—	0.90%	to	0.90%	(2.33	%)(6)	to	(2.33	%)(6)
Invesco VI Tech, Ser I
2015	177	$1.30	to	$2.23	$407	—	0.30%	to	0.90%	6.50%		to	5.86%
2014	168	$1.22	to	$2.11	$367	—	0.30%	to	0.90%	10.72%		to	10.06%
2013	182	$1.10	to	$1.92	$356	—	0.30%	to	0.90%	12.72	%(9)	to	24.02%
2012	207	$2.08	to	$1.54	$326	—	0.45%	to	0.90%	10.78%		to	10.28%
2011	210	$1.88	to	$1.40	$301	0.20%	0.45%	to	0.90%	(5.48%)		to	(5.90%)
Ivy VIP Asset Strategy
2015	305	$0.95	to	$0.87	$279	0.40%	0.00%	to	0.90%	(8.35%)		to	(9.17%)
2014	302	$1.03	to	$0.96	$304	0.59%	0.00%	to	0.90%	(5.26%)		to	(4.86	%)(11)
2013	—	$1.09	to	$1.09	$0	—	0.00%	to	0.00%	4.56	%(10)	to	4.56	%(10)
Janus Aspen Enterprise, Serv
2015	226	$3.31	to	$1.46	$535	0.52%	0.45%	to	0.90%	3.30%		to	2.84%
2014	245	$3.21	to	$1.42	$556	0.03%	0.45%	to	0.90%	11.74%		to	11.24%
2013	257	$2.87	to	$1.28	$522	0.37%	0.45%	to	0.90%	31.45%		to	30.86%
2012	322	$2.18	to	$0.98	$465	—	0.45%	to	0.90%	16.46%		to	15.94%
2011	395	$1.88	to	$0.84	$442	—	0.45%	to	0.90%	(2.09%)		to	(2.53%)
Janus Aspen Flex Bond, Serv
2015	0	$1.05	to	$1.05	$0	2.20%	0.00%	to	0.00%	(0.06%)		to	(0.06%)
2014	0	$1.05	to	$1.05	$0	3.22%	0.00%	to	0.00%	4.69%		to	4.69%
2013	—	$1.01	to	$1.01	$0	4.01%	0.00%	to	0.00%	0.04	%(10)	to	0.04	%(10)
Janus Aspen Gbl Alloc Mod, Serv
2015	0	$1.17	to	$1.17	$0	0.83%	0.00%	to	0.00%	(2.36%)		to	(2.36%)
2014	0	$1.20	to	$1.20	$0	2.95%	0.00%	to	0.00%	3.22%		to	3.22%
2013	—	$1.16	to	$1.16	$0	1.44%	0.00%	to	0.00%	14.68%		to	14.68%
2012	—	$1.01	to	$1.01	$0	15.22%	0.00%	to	0.00%	3.12	%(7)	to	3.12	%(7)
Janus Aspen Global Tech, Serv
2015	768	$1.29	to	$1.09	$1,153	—	0.30%	to	0.90%	4.33%		to	3.71%
2014	805	$1.24	to	$1.05	$1,118	—	0.30%	to	0.90%	9.02%		to	8.37%
2013	1,164	$1.13	to	$0.97	$1,342	—	0.30%	to	0.90%	15.23	%(9)	to	34.18%
2012	1,259	$2.19	to	$0.72	$1,048	—	0.45%	to	0.90%	18.61%		to	18.08%
2011	1,829	$1.85	to	$0.61	$1,198	—	0.45%	to	0.90%	(9.07%)		to	(9.47%)
Janus Aspen Janus, Serv
2015	298	$1.54	to	$1.55	$506	0.45%	0.00%	to	0.90%	5.07%		to	4.13%
2014	341	$1.47	to	$1.49	$550	0.22%	0.00%	to	0.90%	12.73%		to	11.72%
2013	412	$1.30	to	$1.34	$597	0.66%	0.00%	to	0.90%	29.99%		to	28.83%
2012	448	$1.00	to	$1.04	$494	0.43%	0.00%	to	0.90%	3.73	%(7)	to	17.22%
2011	567	$1.52	to	$0.88	$512	0.44%	0.45%	to	0.90%	(5.96%)		to	(6.38%)
Janus Aspen Overseas, Serv
2015	1,625	$0.89	to	$1.38	$2,283	0.51%	0.30%	to	0.90%	(9.08%)		to	(9.62%)
2014	1,700	$0.97	to	$1.53	$2,726	2.98%	0.30%	to	0.90%	(12.36%)		to	(12.89%)
2013	1,841	$1.11	to	$1.76	$3,383	3.05%	0.30%	to	0.90%	14.24	%(9)	to	13.26%
2012	2,086	$1.77	to	$1.55	$3,346	0.60%	0.45%	to	0.90%	12.67%		to	12.16%
2011	2,495	$1.57	to	$1.38	$3,517	0.38%	0.45%	to	0.90%	(32.64%)		to	(32.94%)

138	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Lazard Ret Global Dyn MA, Serv
2015	53	$1.09	to	$0.98	$53	—	0.00%	to	0.90%	(0.44%)		to	(1.34%)
2014	46	$1.10	to	$0.99	$46	3.02%	0.00%	to	0.90%	2.68%		to	(1.84	%)(11)
2013	—	$1.07	to	$1.07	$0	1.43%	0.00%	to	0.00%	4.16	%(10)	to	4.16	%(10)
MFS Mass Inv Gro Stock, Serv Cl
2015	1,863	$0.98	to	$0.98	$1,824	0.59%	0.30%	to	0.90%	(1.85	%)(12)	to	(2.30	%)(12)
MFS New Dis, Serv Cl
2015	692	$1.02	to	$1.76	$1,462	—	0.30%	to	0.90%	(2.44%)		to	(3.02%)
2014	769	$1.04	to	$1.81	$1,639	—	0.30%	to	0.90%	(7.77%)		to	(8.32%)
2013	979	$1.13	to	$1.98	$2,236	—	0.30%	to	0.90%	16.41	%(9)	to	39.95%
2012	946	$2.57	to	$1.41	$1,534	—	0.45%	to	0.90%	20.35%		to	19.81%
2011	1,084	$2.13	to	$1.18	$1,386	—	0.45%	to	0.90%	(10.90%)		to	(11.30%)
MFS Utilities, Serv Cl
2015	581	$1.14	to	$3.38	$1,395	4.00%	0.00%	to	0.90%	(14.76%)		to	(15.52%)
2014	552	$1.34	to	$4.00	$1,782	1.85%	0.00%	to	0.90%	12.47%		to	11.46%
2013	531	$1.19	to	$3.59	$1,701	2.17%	0.00%	to	0.90%	20.21%		to	19.14%
2012	491	$0.99	to	$3.01	$1,387	6.32%	0.00%	to	0.90%	4.44	%(7)	to	12.20%
2011	502	$1.64	to	$2.69	$1,298	3.10%	0.45%	to	0.90%	6.03%		to	5.55%
MS UIF Global Real Est, Cl II
2015	412	$1.11	to	$1.05	$476	2.28%	0.30%	to	0.90%	(1.71%)		to	(2.30%)
2014	407	$1.13	to	$1.07	$472	0.73%	0.30%	to	0.90%	13.51%		to	12.83%
2013	403	$1.00	to	$0.95	$396	3.33%	0.30%	to	0.90%	4.24	%(9)	to	1.71%
2012	280	$2.32	to	$0.93	$278	0.54%	0.45%	to	0.90%	29.36%		to	28.78%
2011	250	$1.79	to	$0.73	$193	3.35%	0.45%	to	0.90%	(10.56%)		to	(10.96%)
MS UIF Mid Cap Gro, Cl II
2015	137	$1.34	to	$1.48	$227	—	0.00%	to	0.90%	(5.99%)		to	(6.83%)
2014	157	$1.43	to	$1.59	$275	—	0.00%	to	0.90%	1.84%		to	0.93%
2013	171	$1.40	to	$1.58	$307	0.23%	0.00%	to	0.90%	37.48%		to	36.25%
2012	206	$1.02	to	$1.16	$259	—	0.00%	to	0.90%	5.45	%(7)	to	7.51%
2011	244	$2.04	to	$1.08	$272	0.27%	0.45%	to	0.90%	(7.59%)		to	(8.00%)
NB AMT Abs Return Multi-Mgr, Cl S
2015	0	$0.94	to	$0.93	$1	—	0.00%	to	0.90%	(5.06%)		to	(5.92%)
2014	—	$0.99	to	$0.99	$0	—	0.00%	to	0.90%	(1.19	%)(11)	to	(1.64	%)(11)
NB AMT Soc Responsive, Cl S
2015	6	$1.50	to	$1.50	$8	0.33%	0.00%	to	0.00%	(0.59%)		to	(0.59%)
2014	4	$1.50	to	$1.50	$7	0.14%	0.00%	to	0.00%	10.11%		to	10.11%
2013	—	$1.37	to	$1.37	$0	0.57%	0.00%	to	0.00%	37.42%		to	37.42%
2012	—	$0.99	to	$0.99	$0	—	0.00%	to	0.00%	2.98	%(7)	to	2.98	%(7)
Oppen Global VA, Serv
2015	588	$1.41	to	$1.49	$994	1.09%	0.00%	to	0.90%	3.67%		to	2.74%
2014	581	$1.36	to	$1.45	$938	0.87%	0.00%	to	0.90%	2.06%		to	1.14%
2013	556	$1.33	to	$1.44	$870	1.21%	0.00%	to	0.90%	26.99%		to	25.85%
2012	510	$1.05	to	$1.14	$595	2.00%	0.00%	to	0.90%	7.21	%(7)	to	19.86%
2011	566	$1.60	to	$0.95	$547	1.08%	0.45%	to	0.90%	(8.93%)		to	(9.35%)
Oppen Global Strategic Inc VA, Srv
2015	1,518	$1.01	to	$1.39	$2,127	5.45%	0.00%	to	0.90%	(2.49%)		to	(3.37%)
2014	1,683	$1.04	to	$1.44	$2,425	3.90%	0.00%	to	0.90%	2.49%		to	1.57%
2013	1,858	$1.01	to	$1.41	$2,649	4.79%	0.00%	to	0.90%	0.00	%(10)	to	(1.26%)
2012	2,172	$1.54	to	$1.43	$3,136	5.62%	0.45%	to	0.90%	12.64%		to	12.13%
2011	2,251	$1.36	to	$1.28	$2,888	2.86%	0.45%	to	0.90%	0.20%		to	(0.25%)

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	139

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Oppen Main St Sm Cap VA, Serv
2015	514	$1.52	to	$1.61	$903	0.61%	0.00%	to	0.90%	(6.09%)		to	(6.94%)
2014	491	$1.62	to	$1.73	$917	0.64%	0.00%	to	0.90%	11.65%		to	10.65%
2013	446	$1.45	to	$1.56	$747	0.70%	0.00%	to	0.90%	40.63%		to	39.36%
2012	312	$1.03	to	$1.12	$357	0.35%	0.00%	to	0.90%	6.57	%(7)	to	16.61%
2011	309	$1.83	to	$0.96	$303	0.40%	0.45%	to	0.90%	(2.82%)		to	(3.26%)
PIMCO VIT All Asset, Advisor Cl
2015	880	$0.93	to	$1.21	$1,099	3.07%	0.00%	to	0.90%	(9.19%)		to	(10.00%)
2014	1,069	$1.02	to	$1.34	$1,477	4.59%	0.00%	to	0.90%	0.45%		to	(0.45%)
2013	1,619	$1.02	to	$1.35	$2,239	4.02%	0.00%	to	0.90%	0.12%		to	(0.79%)
2012	2,578	$1.02	to	$1.36	$3,574	4.93%	0.00%	to	0.90%	2.66	%(7)	to	13.78%
2011	2,445	$1.44	to	$1.19	$2,965	7.64%	0.45%	to	0.90%	1.47%		to	1.01%
PIMCO VIT Glb MA Man Alloc, Adv Cl
2015	2	$0.97	to	$0.97	$2	2.02%	0.00%	to	0.00%	(0.26%)		to	(0.26%)
2014	1	$0.97	to	$0.97	$1	2.56%	0.00%	to	0.00%	4.57%		to	4.57%
2013	0	$0.93	to	$0.93	$0	1.44%	0.00%	to	0.00%	(7.91%)		to	(7.91%)
2012	—	$1.01	to	$1.01	$0	8.26%	0.00%	to	0.00%	2.96	%(7)	to	2.96	%(7)
PIMCO VIT Tot Return, Advisor Cl
2015	15	$1.04	to	$1.01	$24	5.38%	0.00%	to	0.90%	0.01%		to	(0.93%)
2014	5	$1.04	to	$1.02	$15	3.50%	0.00%	to	0.90%	4.53%		to	0.91	%(11)
2013	—	$1.00	to	$1.00	$2	3.02%	0.00%	to	0.00%	(0.59	%)(10)	to	(0.59	%)(10)
Put VT Global Hlth Care, Cl IB
2015	373	$1.51	to	$3.04	$1,077	7.21%	0.30%	to	0.90%	7.46%		to	6.82%
2014	300	$1.40	to	$2.84	$825	8.88%	0.30%	to	0.90%	27.26%		to	26.50%
2013	280	$1.10	to	$2.25	$608	1.00%	0.30%	to	0.90%	13.46	%(9)	to	40.39%
2012	213	$1.54	to	$1.60	$340	1.10%	0.45%	to	0.90%	21.72%		to	21.17%
2011	163	$1.27	to	$1.32	$215	3.38%	0.45%	to	0.90%	(1.62%)		to	(2.06%)
Put VT Hi Yield, Cl IB
2015	225	$1.95	to	$2.24	$473	6.89%	0.45%	to	0.90%	(5.77%)		to	(6.20%)
2014	239	$2.07	to	$2.38	$536	6.04%	0.45%	to	0.90%	1.11%		to	0.64%
2013	251	$2.05	to	$2.37	$558	7.11%	0.45%	to	0.90%	7.37%		to	6.89%
2012	311	$1.91	to	$2.22	$661	8.02%	0.45%	to	0.90%	15.49%		to	14.96%
2011	361	$1.65	to	$1.93	$676	7.98%	0.45%	to	0.90%	1.30%		to	0.84%
Put VT Intl Eq, Cl IB
2015	158	$1.05	to	$1.75	$260	1.13%	0.30%	to	0.90%	(0.16%)		to	(0.76%)
2014	150	$1.05	to	$1.76	$247	0.81%	0.30%	to	0.90%	(7.06%)		to	(7.61%)
2013	99	$1.13	to	$1.91	$190	1.33%	0.30%	to	0.90%	13.11	%(9)	to	26.92%
2012	73	$1.56	to	$1.50	$110	2.21%	0.45%	to	0.90%	21.37%		to	20.82%
2011	80	$1.28	to	$1.24	$99	3.39%	0.45%	to	0.90%	(17.30%)		to	(17.68%)
Put VT Multi-Cap Gro, Cl IA
2015	3,361	$2.79	to	$2.43	$8,249	1.89%	0.45%	to	0.90%	(0.52%)		to	(0.97%)
2014	3,555	$2.80	to	$2.46	$8,808	0.52%	0.45%	to	0.90%	13.29%		to	12.78%
2013	3,876	$2.47	to	$2.18	$8,507	0.74%	0.45%	to	0.90%	36.13%		to	35.52%
2012	4,281	$1.82	to	$1.61	$6,923	0.50%	0.45%	to	0.90%	16.56%		to	16.04%
2011	4,642	$1.56	to	$1.38	$6,458	0.40%	0.45%	to	0.90%	(5.30%)		to	(5.73%)
Put VT Multi-Cap Gro, Cl IB
2015	274	$1.27	to	$1.85	$514	1.67%	0.30%	to	0.90%	(0.59%)		to	(1.18%)
2014	285	$1.28	to	$1.87	$539	0.30%	0.30%	to	0.90%	13.15%		to	12.47%
2013	272	$1.13	to	$1.66	$456	0.50%	0.30%	to	0.90%	16.44	%(9)	to	35.22%
2012	289	$1.24	to	$1.23	$358	0.23%	0.45%	to	0.90%	16.23%		to	15.71%
2011	279	$1.07	to	$1.06	$298	0.26%	0.45%	to	0.90%	(5.51%)		to	(5.93%)

140	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Royce Micro-Cap, Invest Cl
2015	839	$2.07	to	$2.69	$1,993	—	0.45%	to	0.90%	(12.85%)		to	(13.24%)
2014	926	$2.38	to	$3.10	$2,544	—	0.45%	to	0.90%	(4.01%)		to	(4.44%)
2013	1,029	$2.48	to	$3.24	$2,962	0.50%	0.45%	to	0.90%	20.44%		to	19.90%
2012	1,199	$2.06	to	$2.71	$2,937	—	0.45%	to	0.90%	7.12%		to	6.64%
2011	1,367	$1.92	to	$2.54	$3,309	2.30%	0.45%	to	0.90%	(12.49%)		to	(12.89%)
Third Ave Val
2015	1,128	$1.99	to	$2.22	$2,371	3.32%	0.45%	to	0.90%	(9.30%)		to	(9.71%)
2014	1,200	$2.19	to	$2.46	$2,785	2.95%	0.45%	to	0.90%	3.91%		to	3.44%
2013	1,319	$2.11	to	$2.38	$2,953	3.34%	0.45%	to	0.90%	18.44%		to	17.90%
2012	1,457	$1.78	to	$2.02	$2,800	0.88%	0.45%	to	0.90%	26.76%		to	26.19%
2011	1,615	$1.41	to	$1.60	$2,508	1.78%	0.45%	to	0.90%	(21.66%)		to	(22.01%)
VanEck VIP Global Gold, Cl S
2015	21	$0.61	to	$0.57	$12	—	0.00%	to	0.90%	(24.16%)		to	(24.84%)
2014	3	$0.81	to	$0.76	$3	0.05%	0.00%	to	0.90%	(6.04%)		to	(30.79	%)(11)
2013	—	$0.86	to	$0.86	$0	—	0.00%	to	0.00%	(13.73	%)(10)	to	(13.73	%)(10)
VP Aggr, Cl 2
2015	7,413	$1.27	to	$1.49	$10,765	—	0.00%	to	0.90%	(0.76%)		to	(1.65%)
2014	6,859	$1.28	to	$1.52	$10,138	—	0.00%	to	0.90%	5.53%		to	4.58%
2013	5,304	$1.22	to	$1.45	$7,552	—	0.00%	to	0.90%	20.74%		to	19.65%
2012	3,520	$1.01	to	$1.21	$4,277	—	0.00%	to	0.90%	3.67	%(7)	to	12.68%
2011	2,822	$1.09	to	$1.08	$3,041	—	0.45%	to	0.90%	(3.53%)		to	(3.97%)
VP Aggr, Cl 4
2015	12,136	$1.12	to	$1.50	$17,702	—	0.30%	to	0.90%	(1.05%)		to	(1.65%)
2014	12,398	$1.13	to	$1.52	$18,508	—	0.30%	to	0.90%	5.20%		to	4.57%
2013	12,590	$1.07	to	$1.45	$18,296	—	0.30%	to	0.90%	9.58	%(9)	to	19.62%
2012	12,494	$1.23	to	$1.22	$15,208	—	0.45%	to	0.90%	13.18%		to	12.66%
2011	13,033	$1.09	to	$1.08	$14,072	—	0.45%	to	0.90%	(3.35%)		to	(3.79%)
VP AC Div Bond, Cl 2
2015	—	$1.03	to	$1.03	$0	1.98%	0.00%	to	0.00%	(0.20%)		to	(0.20%)
2014	—	$1.03	to	$1.03	$0	1.38%	0.00%	to	0.00%	5.81%		to	5.81%
2013	—	$0.97	to	$0.97	$0	1.71%	0.00%	to	0.00%	(2.71%)		to	(2.71%)
2012	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	0.00	%(7)	to	0.00	%(7)
VP AQR Man Fut Strategy, Cl 2
2015	0	$1.18	to	$1.18	$0	16.76%	0.00%	to	0.00%	(0.09%)		to	(0.09%)
2014	0	$1.18	to	$1.18	$0	1.63%	0.00%	to	0.00%	10.00%		to	10.00%
2013	0	$1.07	to	$1.07	$0	—	0.00%	to	0.00%	5.97	%(10)	to	5.97	%(10)
VP BR Gl Infl Prot Sec, Cl 2
2015	2	$1.02	to	$1.02	$2	43.83%	0.00%	to	0.00%	(1.64%)		to	(1.64%)
2014	1	$1.04	to	$1.04	$1	—	0.00%	to	0.00%	8.41%		to	8.41%
2013	1	$0.96	to	$0.96	$1	—	0.00%	to	0.00%	(5.61%)		to	(5.61%)
2012	—	$1.02	to	$1.02	$0	—	0.00%	to	0.00%	0.53	%(7)	to	0.53	%(7)
VP BR Gl Infl Prot Sec, Cl 3
2015	538	$1.05	to	$1.34	$706	36.81%	0.30%	to	0.90%	(1.79%)		to	(2.38%)
2014	576	$1.07	to	$1.37	$776	—	0.30%	to	0.90%	8.27%		to	7.61%
2013	606	$0.98	to	$1.28	$767	—	0.30%	to	0.90%	0.27	%(9)	to	(6.33%)
2012	833	$1.28	to	$1.36	$1,129	4.46%	0.45%	to	0.90%	5.14%		to	4.66%
2011	932	$1.22	to	$1.30	$1,205	7.25%	0.45%	to	0.90%	9.54%		to	9.04%
VP Col Wanger Intl Eq, Cl 2
2015	67	$1.18	to	$1.18	$79	1.54%	0.00%	to	0.00%	(1.64%)		to	(1.64%)
2014	19	$1.20	to	$1.20	$23	1.74%	0.00%	to	0.00%	(4.05%)		to	(4.05%)
2013	2	$1.25	to	$1.25	$3	0.89%	0.00%	to	0.00%	22.02%		to	22.02%
2012	—	$1.03	to	$1.03	$0	1.89%	0.00%	to	0.00%	4.80	%(7)	to	4.80	%(7)

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	141

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Conserv, Cl 2
2015	452	$1.08	to	$1.19	$540	—	0.00%	to	0.90%	(0.16%)		to	(1.06%)
2014	462	$1.08	to	$1.20	$557	—	0.00%	to	0.90%	4.24%		to	3.30%
2013	594	$1.04	to	$1.16	$692	—	0.00%	to	0.90%	3.18%		to	2.24%
2012	806	$1.00	to	$1.14	$918	—	0.00%	to	0.90%	1.04	%(7)	to	6.30%
2011	525	$1.08	to	$1.07	$562	—	0.45%	to	0.90%	2.77%		to	2.31%
VP Conserv, Cl 4
2015	693	$1.05	to	$1.19	$829	—	0.30%	to	0.90%	(0.46%)		to	(1.06%)
2014	861	$1.06	to	$1.20	$1,037	—	0.30%	to	0.90%	4.03%		to	3.39%
2013	2,039	$1.02	to	$1.16	$2,369	—	0.30%	to	0.90%	2.71	%(9)	to	2.16%
2012	2,727	$1.15	to	$1.14	$3,101	—	0.45%	to	0.90%	6.80%		to	6.30%
2011	2,044	$1.08	to	$1.07	$2,187	—	0.45%	to	0.90%	2.77%		to	2.31%
VP DFA Intl Val, Cl 2
2015	5	$1.07	to	$1.07	$5	2.05%	0.00%	to	0.00%	(7.56%)		to	(7.56%)
2014	1	$1.16	to	$1.16	$2	2.18%	0.00%	to	0.00%	(7.70%)		to	(7.70%)
2013	1	$1.26	to	$1.26	$1	1.74%	0.00%	to	0.00%	19.79%		to	19.79%
2012	—	$1.05	to	$1.05	$0	2.61%	0.00%	to	0.00%	8.29	%(7)	to	8.29	%(7)
VP EV Floating Rate Inc, Cl 2
2015	18	$1.04	to	$1.04	$19	12.55%	0.00%	to	0.00%	(1.58%)		to	(1.58%)
2014	3	$1.05	to	$1.05	$3	4.03%	0.00%	to	0.00%	0.56%		to	0.56%
2013	2	$1.05	to	$1.05	$2	3.31%	0.00%	to	0.00%	3.92%		to	3.92%
2012	—	$1.01	to	$1.01	$0	—	0.00%	to	0.00%	0.71	%(7)	to	0.71	%(7)
VP MS Adv, Cl 2
2015	0	$1.47	to	$1.47	$1	—	0.00%	to	0.00%	6.42%		to	6.42%
2014	0	$1.38	to	$1.38	$0	—	0.00%	to	0.00%	7.04%		to	7.04%
2013	0	$1.29	to	$1.29	$0	—	0.00%	to	0.00%	30.95%		to	30.95%
2012	—	$0.98	to	$0.98	$0	—	0.00%	to	0.00%	2.66	%(7)	to	2.66	%(7)
VP Oppen Intl Gro, Cl 2
2015	48	$1.19	to	$1.19	$57	1.30%	0.00%	to	0.00%	(2.54%)		to	(2.54%)
2014	12	$1.22	to	$1.22	$14	1.55%	0.00%	to	0.00%	(0.08%)		to	(0.08%)
2013	3	$1.22	to	$1.22	$4	0.34%	0.00%	to	0.00%	18.89%		to	18.89%
2012	—	$1.02	to	$1.02	$0	—	0.00%	to	0.00%	5.66	%(7)	to	5.66	%(7)
VP JPM Core Bond, Cl 2
2015	4	$1.03	to	$1.03	$4	1.79%	0.00%	to	0.00%	0.54%		to	0.54%
2014	2	$1.03	to	$1.03	$2	2.03%	0.00%	to	0.00%	5.11%		to	5.11%
2013	1	$0.98	to	$0.98	$1	1.83%	0.00%	to	0.00%	(2.49%)		to	(2.49%)
2012	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	(0.18	%)(7)	to	(0.18	%)(7)
VP Jennison Mid Cap Gro, Cl 2
2015	13	$1.35	to	$1.35	$17	—	0.00%	to	0.00%	(3.00%)		to	(3.00%)
2014	1	$1.39	to	$1.39	$1	—	0.00%	to	0.00%	9.06%		to	9.06%
2013	0	$1.28	to	$1.28	$0	—	0.00%	to	0.00%	27.69%		to	27.69%
2012	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	3.08	%(7)	to	3.08	%(7)
VP Loomis Sayles Gro, Cl 2
2015	6	$1.57	to	$1.57	$9	—	0.00%	to	0.00%	10.30%		to	10.30%
2014	1	$1.42	to	$1.42	$2	—	0.00%	to	0.00%	12.36%		to	12.36%
2013	0	$1.27	to	$1.27	$0	—	0.00%	to	0.00%	29.39%		to	29.39%
2012	—	$0.98	to	$0.98	$0	—	0.00%	to	0.00%	2.82	%(7)	to	2.82	%(7)
VP MFS Val, Cl 2
2015	23	$1.46	to	$1.46	$33	—	0.00%	to	0.00%	(0.97%)		to	(0.97%)
2014	0	$1.48	to	$1.48	$0	—	0.00%	to	0.00%	10.10%		to	10.10%
2013	0	$1.34	to	$1.34	$0	—	0.00%	to	0.00%	35.48%		to	35.48%
2012	—	$0.99	to	$0.99	$0	—	0.00%	to	0.00%	3.33	%(7)	to	3.33	%(7)

142	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod, Cl 2
2015	17,283	$1.17	to	$1.35	$23,057	—	0.00%	to	0.90%	(0.56%)		to	(1.45%)
2014	17,227	$1.18	to	$1.37	$23,454	—	0.00%	to	0.90%	5.06%		to	4.12%
2013	15,914	$1.12	to	$1.32	$20,966	—	0.00%	to	0.90%	11.36%		to	10.35%
2012	12,709	$1.01	to	$1.19	$15,197	—	0.00%	to	0.90%	2.51	%(7)	to	9.87%
2011	9,258	$1.10	to	$1.09	$10,067	—	0.45%	to	0.90%	(0.17%)		to	(0.63%)
VP Mod, Cl 4
2015	28,089	$1.08	to	$1.35	$37,962	—	0.30%	to	0.90%	(0.85%)		to	(1.45%)
2014	29,433	$1.09	to	$1.37	$40,467	—	0.30%	to	0.90%	4.74%		to	4.11%
2013	30,538	$1.04	to	$1.32	$40,410	—	0.30%	to	0.90%	6.03	%(9)	to	10.42%
2012	33,766	$1.21	to	$1.20	$40,410	—	0.45%	to	0.90%	10.37%		to	9.86%
2011	34,979	$1.10	to	$1.09	$38,078	—	0.45%	to	0.90%	(0.08%)		to	(0.54%)
VP Mod Aggr, Cl 2
2015	19,073	$1.22	to	$1.42	$26,390	—	0.00%	to	0.90%	(0.73%)		to	(1.62%)
2014	17,168	$1.23	to	$1.45	$24,432	—	0.00%	to	0.90%	5.15%		to	4.20%
2013	14,647	$1.17	to	$1.39	$20,036	—	0.00%	to	0.90%	16.08%		to	15.03%
2012	10,137	$1.01	to	$1.21	$12,260	—	0.00%	to	0.90%	3.08	%(7)	to	11.23%
2011	7,020	$1.09	to	$1.09	$7,628	—	0.45%	to	0.90%	(1.87%)		to	(2.32%)
VP Mod Aggr, Cl 4
2015	39,365	$1.10	to	$1.43	$55,727	—	0.30%	to	0.90%	(1.09%)		to	(1.69%)
2014	41,128	$1.11	to	$1.45	$59,724	—	0.30%	to	0.90%	4.90%		to	4.26%
2013	40,845	$1.06	to	$1.39	$56,902	—	0.30%	to	0.90%	7.75	%(9)	to	15.00%
2012	39,344	$1.23	to	$1.21	$47,693	—	0.45%	to	0.90%	11.72%		to	11.20%
2011	39,406	$1.10	to	$1.09	$42,916	—	0.45%	to	0.90%	(1.78%)		to	(2.22%)
VP Mod Conserv, Cl 2
2015	2,010	$1.13	to	$1.27	$2,568	—	0.00%	to	0.90%	(0.22%)		to	(1.12%)
2014	2,036	$1.13	to	$1.28	$2,628	—	0.00%	to	0.90%	4.77%		to	3.83%
2013	2,034	$1.08	to	$1.24	$2,524	—	0.00%	to	0.90%	7.12%		to	6.16%
2012	2,154	$1.01	to	$1.16	$2,511	—	0.00%	to	0.90%	1.70	%(7)	to	7.77%
2011	1,568	$1.09	to	$1.08	$1,695	—	0.45%	to	0.90%	1.41%		to	0.94%
VP Mod Conserv, Cl 4
2015	3,962	$1.07	to	$1.27	$5,026	—	0.30%	to	0.90%	(0.60%)		to	(1.20%)
2014	4,126	$1.08	to	$1.29	$5,324	—	0.30%	to	0.90%	4.45%		to	3.82%
2013	4,375	$1.03	to	$1.24	$5,432	—	0.30%	to	0.90%	4.46	%(9)	to	6.14%
2012	5,650	$1.18	to	$1.17	$6,604	—	0.45%	to	0.90%	8.34%		to	7.84%
2011	6,197	$1.09	to	$1.08	$6,713	—	0.45%	to	0.90%	1.50%		to	1.03%
VP MS Global Real Est, Cl 2
2015	35	$1.22	to	$1.22	$43	5.36%	0.00%	to	0.00%	(1.21%)		to	(1.21%)
2014	14	$1.24	to	$1.24	$18	1.95%	0.00%	to	0.00%	13.81%		to	13.81%
2013	2	$1.09	to	$1.09	$3	1.30%	0.00%	to	0.00%	3.05%		to	3.05%
2012	—	$1.06	to	$1.06	$0	—	0.00%	to	0.00%	6.82	%(7)	to	6.82	%(7)
VP Multi-Mgr Div Inc, Cl 2
2015	14	$0.99	to	$0.97	$14	6.82%	0.00%	to	0.90%	(0.91%)		to	(1.81%)
2014	—	$0.99	to	$0.99	$0	1.86%	0.00%	to	0.90%	(0.66	%)(11)	to	(1.12	%)(11)
VP Multi-Mgr Int Rate Adapt, Cl 2
2015	1	$0.98	to	$0.97	$1	3.69%	0.00%	to	0.90%	(1.48%)		to	(2.37%)
2014	—	$1.00	to	$0.99	$0	1.49%	0.00%	to	0.90%	(0.55	%)(11)	to	(1.01	%)(11)
VP NFJ Divd Val, Cl 2
2015	2	$1.26	to	$1.26	$2	—	0.00%	to	0.00%	(8.44%)		to	(8.44%)
2014	1	$1.37	to	$1.37	$1	—	0.00%	to	0.00%	9.54%		to	9.54%
2013	0	$1.25	to	$1.25	$0	—	0.00%	to	0.00%	27.71%		to	27.71%
2012	—	$0.98	to	$0.98	$0	—	0.00%	to	0.00%	3.20	%(7)	to	3.20	%(7)

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	143

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Nuveen Winslow Lg Cap Gro, Cl 2
2015	6	$1.56	to	$1.56	$10	—	0.00%	to	0.00%	5.85%		to	5.85%
2014	4	$1.47	to	$1.47	$6	—	0.00%	to	0.00%	10.15%		to	10.15%
2013	0	$1.34	to	$1.34	$0	—	0.00%	to	0.00%	36.21%		to	36.21%
2012	—	$0.98	to	$0.98	$0	—	0.00%	to	0.00%	2.80	%(7)	to	2.80	%(7)
VP Ptnrs Sm Cap Gro, Cl 2
2015	1	$1.29	to	$1.29	$1	—	0.00%	to	0.00%	(5.32%)		to	(5.32%)
2014	1	$1.36	to	$1.36	$1	—	0.00%	to	0.00%	(0.49%)		to	(0.49%)
2013	0	$1.37	to	$1.37	$0	—	0.00%	to	0.00%	39.89%		to	39.89%
2012	—	$0.98	to	$0.98	$0	—	0.00%	to	0.00%	4.94	%(7)	to	4.94	%(7)
VP Ptnrs Sm Cap Val, Cl 2
2015	0	$1.28	to	$1.28	$0	—	0.00%	to	0.00%	(9.45%)		to	(9.45%)
2014	0	$1.42	to	$1.42	$0	—	0.00%	to	0.00%	1.94%		to	1.94%
2013	—	$1.39	to	$1.39	$0	—	0.00%	to	0.00%	34.67%		to	34.67%
2012	—	$1.03	to	$1.03	$0	—	0.00%	to	0.00%	6.73	%(7)	to	6.73	%(7)
VP Ptnrs Sm Cap Val, Cl 3
2015	261	$1.00	to	$2.41	$609	—	0.30%	to	0.90%	(9.62%)		to	(10.17%)
2014	265	$1.11	to	$2.68	$688	—	0.30%	to	0.90%	1.76%		to	1.14%
2013	284	$1.09	to	$2.65	$748	—	0.30%	to	0.90%	13.13	%(9)	to	33.59%
2012	306	$1.98	to	$1.99	$607	—	0.45%	to	0.90%	13.00%		to	12.49%
2011	344	$1.76	to	$1.76	$606	—	0.45%	to	0.90%	(4.88%)		to	(5.31%)
VP Pyramis Intl Eq, Cl 2
2015	13	$1.17	to	$1.17	$16	1.20%	0.00%	to	0.00%	(0.60%)		to	(0.60%)
2014	9	$1.18	to	$1.18	$11	0.55%	0.00%	to	0.00%	(7.02%)		to	(7.02%)
2013	1	$1.27	to	$1.27	$1	1.77%	0.00%	to	0.00%	21.27%		to	21.27%
2012	—	$1.05	to	$1.05	$0	2.13%	0.00%	to	0.00%	6.89	%(7)	to	6.89	%(7)
VP Lazard Intl Eq Adv, Cl 2
2015	—	$0.99	to	$0.99	$0	2.69%	0.00%	to	0.00%	(3.72%)		to	(3.72%)
2014	—	$1.03	to	$1.03	$0	2.77%	0.00%	to	0.00%	(0.20%)		to	(0.20%)
2013	0	$1.03	to	$1.03	$0	0.30%	0.00%	to	0.00%	0.91	%(10)	to	0.91	%(10)
VP MFS Blended Res Core Eq, Cl 2
2015	0	$1.42	to	$1.42	$0	—	0.00%	to	0.00%	0.33%		to	0.33%
2014	—	$1.41	to	$1.41	$0	—	0.00%	to	0.00%	11.57%		to	11.57%
2013	—	$1.27	to	$1.27	$0	—	0.00%	to	0.00%	28.26%		to	28.26%
2012	—	$0.99	to	$0.99	$0	—	0.00%	to	0.00%	2.31	%(7)	to	2.31	%(7)
VP MFS Blended Res Core Eq, Cl 3
2015	268	$1.20	to	$1.25	$364	—	0.30%	to	0.90%	0.16%		to	(0.45%)
2014	275	$1.20	to	$1.26	$372	—	0.30%	to	0.90%	11.42%		to	10.75%
2013	287	$1.07	to	$1.13	$344	—	0.30%	to	0.90%	11.17	%(9)	to	27.24%
2012	419	$1.72	to	$0.89	$388	—	0.45%	to	0.90%	10.19%		to	9.68%
2011	460	$1.56	to	$0.81	$390	—	0.45%	to	0.90%	(3.93%)		to	(4.37%)
VP TCW Core Plus Bond, Cl 2
2015	—	$1.02	to	$1.02	$0	0.57%	0.00%	to	0.00%	(0.06%)		to	(0.06%)
2014	—	$1.02	to	$1.02	$0	0.38%	0.00%	to	0.00%	4.81%		to	4.81%
2013	—	$0.98	to	$0.98	$0	0.55%	0.00%	to	0.00%	(2.35%)		to	(2.35%)
2012	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	0.19	%(7)	to	0.19	%(7)
VP Vty Sycamore Estb Val, Cl 2
2015	5	$1.53	to	$1.53	$8	—	0.00%	to	0.00%	0.00%		to	0.00%
2014	4	$1.53	to	$1.53	$6	—	0.00%	to	0.00%	11.90%		to	11.90%
2013	0	$1.37	to	$1.37	$0	—	0.00%	to	0.00%	35.66%		to	35.66%
2012	—	$1.01	to	$1.01	$0	—	0.00%	to	0.00%	3.83	%(7)	to	3.83	%(7)

144	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Vty Sycamore Estb Val, Cl 3
2015	90	$1.23	to	$1.81	$189	—	0.30%	to	0.90%	(0.13%)		to	(0.74%)
2014	64	$1.23	to	$1.83	$134	—	0.30%	to	0.90%	11.69%		to	11.02%
2013	77	$1.10	to	$1.65	$139	—	0.30%	to	0.90%	13.86	%(9)	to	34.64%
2012	78	$1.93	to	$1.22	$103	—	0.45%	to	0.90%	16.50%		to	15.96%
2011	115	$1.66	to	$1.05	$122	—	0.45%	to	0.90%	(6.86%)		to	(7.28%)
VP WF Short Duration Govt, Cl 2
2015	0	$1.00	to	$1.00	$0	0.77%	0.00%	to	0.00%	0.07%		to	0.07%
2014	0	$1.00	to	$1.00	$0	0.19%	0.00%	to	0.00%	0.71%		to	0.71%
2013	—	$0.99	to	$0.99	$0	0.66%	0.00%	to	0.00%	(0.49%)		to	(0.49%)
2012	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	0.00	%(7)	to	0.00	%(7)
Wanger Intl
2015	2,189	$1.06	to	$2.47	$4,955	1.45%	0.30%	to	0.90%	(0.20%)		to	(0.80%)
2014	2,170	$1.06	to	$2.49	$5,158	1.44%	0.30%	to	0.90%	(4.69%)		to	(5.26%)
2013	2,189	$1.12	to	$2.63	$5,675	2.63%	0.30%	to	0.90%	11.20	%(9)	to	21.27%
2012	2,155	$2.06	to	$2.17	$4,645	1.19%	0.45%	to	0.90%	21.02%		to	20.47%
2011	2,418	$1.71	to	$1.80	$4,340	4.81%	0.45%	to	0.90%	(15.00%)		to	(15.39%)
Wanger USA
2015	2,100	$1.13	to	$3.10	$5,663	—	0.30%	to	0.90%	(0.90%)		to	(1.50%)
2014	2,075	$1.14	to	$3.14	$6,022	—	0.30%	to	0.90%	4.47%		to	3.84%
2013	2,186	$1.09	to	$3.03	$6,465	0.14%	0.30%	to	0.90%	13.75	%(9)	to	32.55%
2012	2,352	$2.14	to	$2.28	$5,318	0.31%	0.45%	to	0.90%	19.48%		to	18.93%
2011	2,610	$1.79	to	$1.92	$4,984	—	0.45%	to	0.90%	(3.92%)		to	(4.36%)
WF VT Index Asset Alloc, Cl 2
2015	293	$1.24	to	$2.19	$473	1.03%	0.30%	to	0.90%	0.95%		to	0.34%
2014	271	$1.23	to	$2.19	$450	1.53%	0.30%	to	0.90%	17.71%		to	17.00%
2013	217	$1.04	to	$1.87	$389	1.67%	0.30%	to	0.90%	8.27	%(9)	to	18.56%
2012	213	$1.58	to	$1.58	$336	1.49%	0.90%	to	0.90%	12.02%		to	12.02%
2011	175	$1.41	to	$1.41	$246	3.26%	0.90%	to	0.90%	5.53%		to	5.53%
WF VT Intl Eq, Cl 2
2015	653	$1.06	to	$1.62	$1,073	3.93%	0.30%	to	0.90%	1.50%		to	0.89%
2014	650	$1.04	to	$1.61	$1,058	2.70%	0.30%	to	0.90%	(5.64%)		to	(6.20%)
2013	666	$1.10	to	$1.71	$1,152	2.15%	0.30%	to	0.90%	9.22	%(9)	to	18.45%
2012	690	$1.47	to	$1.45	$1,002	1.29%	0.45%	to	0.90%	12.97%		to	12.46%
2011	790	$1.30	to	$1.29	$1,017	0.11%	0.45%	to	0.90%	(13.30%)		to	(13.69%)
WF VT Opp, Cl 2
2015	353	$1.43	to	$2.59	$901	0.13%	0.00%	to	0.90%	(3.08%)		to	(3.95%)
2014	352	$1.48	to	$2.69	$956	0.06%	0.00%	to	0.90%	10.42%		to	9.43%
2013	371	$1.34	to	$2.46	$921	0.20%	0.00%	to	0.90%	30.68%		to	29.51%
2012	451	$1.03	to	$1.90	$863	0.09%	0.00%	to	0.90%	5.53	%(7)	to	14.48%
2011	535	$1.81	to	$1.66	$890	0.08%	0.45%	to	0.90%	(5.94%)		to	(6.36%)
WF VT Sm Cap Gro, Cl 2
2015	363	$1.38	to	$2.98	$775	—	0.00%	to	0.90%	(2.88%)		to	(3.75%)
2014	326	$1.42	to	$3.09	$790	—	0.00%	to	0.90%	(1.88%)		to	(2.76%)
2013	279	$1.44	to	$3.18	$846	—	0.00%	to	0.90%	50.22%		to	48.88%
2012	266	$0.96	to	$2.14	$569	—	0.00%	to	0.90%	4.93	%(7)	to	6.90%
2011	302	$2.05	to	$2.00	$604	—	0.45%	to	0.90%	(5.02%)		to	(5.45%)
WA Var Global Hi Yd Bond, Cl II
2015	—	$0.95	to	$0.95	$0	4.00%	0.00%	to	0.00%	(6.08%)		to	(6.08%)
2014	—	$1.01	to	$1.01	$0	3.59%	0.00%	to	0.00%	(1.51%)		to	(1.51%)
2013	—	$1.03	to	$1.03	$0	27.17%	0.00%	to	0.00%	0.83	%(10)	to	0.83	%(10)

(1)	The accumulation unit values and total returns are based on the life insurance policies with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of

RIVERSOURCE OF NEW YORK ACCOUNT 8 ■	145

investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
(3)

These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 29, 2011.
(6)	New subaccount operations commenced on April 27, 2012.
(7)	New subaccount operations commenced on Nov. 19, 2012.
(8)	New subaccount operations commenced on April 26, 2013.
(9)	New subaccount operations commenced on Aug. 19, 2013.
(10)	New subaccount operations commenced on Oct. 21, 2013.
(11)	New subaccount operations commenced on June 30, 2014.
(12)	New subaccount operations commenced on March 27, 2015.

146	■ RIVERSOURCE OF NEW YORK ACCOUNT 8

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income, shareholder’s equity and cash flows present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2015 and December 31, 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 19, 2016

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2015	2014
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2015, $1,720,349; 2014, $1,707,999)	$1,784,405	$1,842,234
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2015 and 2014, $2,038)	135,452	144,614
Policy loans	46,740	45,112
Other investments	359	375
Total investments	1,966,956	2,032,335
Cash and cash equivalents	43,812	24,143
Reinsurance recoverables	126,671	117,296
Other receivables	10,391	8,587
Accrued investment income	18,687	19,148
Deferred acquisition costs	160,600	150,763
Other assets	160,853	176,629
Separate account assets	4,367,522	4,480,677
Total assets	$6,855,492	$7,009,578

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,930,666	$1,980,331
Other liabilities	138,161	127,322
Separate account liabilities	4,367,522	4,480,677
Total liabilities	6,436,349	6,588,330
Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,915	106,906
Retained earnings	281,351	256,788
Accumulated other comprehensive income, net of tax	28,877	55,554
Total shareholder’s equity	419,143	421,248
Total liabilities and shareholder’s equity	$6,855,492	$7,009,578

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years ended December 31,	2015	2014	2013
Revenues
Premiums	$23,091	$24,484	$24,284
Net investment income	85,903	87,260	90,983
Policy and contract charges	110,716	106,271	99,975
Other revenues	23,475	21,257	19,180
Net realized investment gains (losses)	(482)	2,024	1,135
Total revenues	242,703	241,296	235,557

Benefits and expenses
Benefits, claims, losses and settlement expenses	74,107	64,479	52,288
Interest credited to fixed accounts	48,138	50,510	54,502
Amortization of deferred acquisition costs	15,096	13,159	8,098
Other insurance and operating expenses	41,535	45,498	44,490
Total benefits and expenses	178,876	173,646	159,378
Pretax income	63,827	67,650	76,179
Income tax provision	14,264	15,441	21,790
Net income	$49,563	$52,209	$54,389

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(776)	$(358)	$(34)
Portion of loss recognized in other comprehensive income (loss) (before taxes)	375	14	(83)
Net impairment losses recognized in net realized investment gains (losses)	$(401)	$(344)	$(117)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years ended December 31,	2015	2014	2013

Net income	$49,563	$52,209	$54,389
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(26,677)	12,175	(45,365)
Total comprehensive income	$22,886	$64,384	$9,024

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2013	$2,000	$106,751	$199,190	$88,744	$396,685
Comprehensive income:
Net income	—	—	54,389	—	54,389
Other comprehensive loss, net of tax	—	—	—	(45,365)	(45,365)

Total comprehensive income					9,024
Tax adjustment on share-based incentive compensation plan	—	100	—	—	100
Cash dividends to RiverSource Life Insurance Company	—	—	(25,000)	—	(25,000)

Balances at December 31, 2013	2,000	106,851	228,579	43,379	380,809
Comprehensive income:
Net income	—	—	52,209	—	52,209
Other comprehensive income, net of tax	—	—	—	12,175	12,175

Total comprehensive income					64,384
Tax adjustment on share-based incentive compensation plan	—	55	—	—	55
Cash dividends to RiverSource Life Insurance Company	—	—	(24,000)	—	(24,000)

Balances at December 31, 2014	2,000	106,906	256,788	55,554	421,248
Comprehensive income:
Net income	—	—	49,563	—	49,563
Other comprehensive loss, net of tax	—	—	—	(26,677)	(26,677)

Total comprehensive income					22,886
Tax adjustment on share-based incentive compensation plan	—	9	—	—	9
Cash dividends to RiverSource Life Insurance Company	—	—	(25,000)	—	(25,000)
Balances at December 31, 2015	$2,000	$106,915	$281,351	$28,877	$419,143

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years ended December 31,	2015	2014	2013
Cash Flows from Operating Activities
Net income	$49,563	$52,209	$54,389
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	3,499	4,273	3,351
Deferred income tax expense (benefit)	(3,557)	13,346	1,140
Contractholder and policyholder charges, non-cash	(21,737)	(20,780)	(20,034)
(Gain) loss from equity method investments	9	(9)	(122)
Net realized investment (gains) losses	81	(2,368)	(1,252)
Other-than-temporary impairments recognized in net realized investment gains	401	344	117
Changes in operating assets and liabilities:
Deferred acquisition costs	(3,965)	(5,398)	(11,097)
Policyholder account balances, future policy benefits and claims, net	41,444	77,397	(55,456)
Derivatives, net of collateral	37,312	(40,530)	43,395
Reinsurance recoverables	(8,323)	(8,177)	(10,163)
Other receivables	(1,872)	(586)	(1,228)
Accrued investment income	461	604	978
Other, net	23,260	(18,476)	6,962
Net cash provided by operating activities	116,576	51,849	10,980

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	11,350	16,620	20,988
Maturities, sinking fund payments and calls	192,721	208,977	238,974
Purchases	(219,602)	(280,820)	(233,274)
Proceeds from maturities and repayments of commercial mortgage loans	17,439	22,231	28,238
Funding of commercial mortgage loans	(8,277)	(16,893)	(22,898)
Net proceeds from sales of other investments	7	—	—
Purchase of land, buildings, equipment and software	(22)	(73)	—
Change in policy loans, net	(1,628)	(4,013)	(1,710)
Net cash provided by (used in) investing activities	(8,012)	(53,971)	30,318

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	147,391	150,722	160,592
Net transfers to separate accounts	(22,966)	(28,652)	(21,615)
Surrenders and other benefits	(172,766)	(110,714)	(119,320)
Proceeds from line of credit with Ameriprise Financial, Inc.	6,300	—	1,700
Payments on line of credit with Ameriprise Financial, Inc.	(6,300)	—	(1,700)
Tax adjustment on share-based incentive compensation plan	9	55	100
Cash paid for purchased options with deferred premiums	(15,563)	(13,301)	(13,922)
Cash dividends to RiverSource Life Insurance Company	(25,000)	(24,000)	(25,000)
Net cash used in financing activities	(88,895)	(25,890)	(19,165)
Net increase (decrease) in cash and cash equivalents	19,669	(28,012)	22,133
Cash and cash equivalents at beginning of period	24,143	52,155	30,022
Cash and cash equivalents at end of period	$43,812	$24,143	$52,155

Supplemental Disclosures:
Income taxes paid (received), net	$(2,011)	$25,500	$35,436
Interest paid on borrowings	1	—	—

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as reconciled in Note 13.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions were identified.

The Company’s principal products are variable deferred annuities and variable and fixed universal life insurance, including indexed universal life (“IUL”), which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit provisions to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) provisions.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs (“DAC”) and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-

RiverSource Life Insurance Co. of New York

temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Commercial Mortgage Loans, net

Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans, less the related allowance for loan losses.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Financing Receivables

Commercial Mortgage Loans

Commercial mortgage loans are stated at amortized cost, net of allowances for loan losses, if any.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

RiverSource Life Insurance Co. of New York

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate; (ii) the fair value of collateral; or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Reinsurance

The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 7 for additional information on reinsurance.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument

RiverSource Life Insurance Co. of New York

depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 11 for information regarding the Company’s fair value measurement of derivative instruments and Note 15 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI, advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed annuity contracts, universal life (“UL”) and variable universal life (“VUL”) insurance products), DAC are amortized based on projections of estimated gross profits (“EGPs”) over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts). When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund

RiverSource Life Insurance Co. of New York

growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life, DI and LTC insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

The assumptions for LTC insurance products include interest rates, premium rate increases, persistency rates and morbidity rates. These assumptions are management’s best estimate from previous loss recognition and thus no longer provide for adverse deviations in experience.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Reserves for non-traditional long-duration products include the liabilities related to guaranteed benefit provisions added to variable annuity contracts, variable and fixed annuity contracts and UL and VUL policies and the embedded derivatives related to variable annuity contracts and IUL insurance. Reserves for traditional long-duration products are established to provide adequately for future benefits and expenses for term life, whole life, DI and LTC insurance products.

The establishment of reserves is an estimation process using a variety of methods, assumptions and data elements. If actual experience is better than or equal to the results of the estimation process, then reserves should be adequate to provide for future benefits and expenses. If actual experience is worse than the results of the estimation process, additional reserves may be required.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverable within receivables.

Non-Traditional Long-Duration Products

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 for information regarding the liability for contracts with secondary guarantees.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

RiverSource Life Insurance Co. of New York

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. See Note 11 for information regarding the fair value measurement of embedded derivatives.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC insurance claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC insurance policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC polices, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests annually in the third quarter of each year using best estimate assumptions without provisions for adverse deviation. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a change to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions are locked in and used in subsequent valuations. The assumptions for LTC insurance products are management’s best estimate from previous loss recognition and thus no longer provide for adverse deviations in experience.

RiverSource Life Insurance Co. of New York

Unearned Revenue Liability

The Company’s fixed and variable universal life policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using estimated gross profits, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 17 for additional information on the Company’s valuation allowance.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Mortality and expense risk fees are generated directly and indirectly based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on fixed and variable universal life insurance and contract charges (net of reinsurance premiums and cost of reinsurance for universal life insurance products) and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support arrangements are recognized as revenue when earned.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Transfers and Servicing

In June 2014, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to transfers and servicing. The update requires repurchase-to-maturity transactions and linked repurchase financings to be accounted for as secured borrowings consistent with the accounting for other repurchase agreements. The standard requires disclosures related to transfers of financial assets accounted for as sales in transactions that are similar to repurchase agreements. The standard also requires disclosures on the remaining contractual maturity of the agreements, disaggregation of the gross obligation by class of collateral pledged and potential risks associated with the agreements and the related collateral pledged in repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings. The standard is effective for interim and annual periods beginning after December 15, 2014, except for the disclosure requirements for repurchase agreements, security lending transactions and repurchase-to-maturity transactions accounted for as secured borrowings which are

RiverSource Life Insurance Co. of New York

effective for interim periods beginning after March 15, 2015. The standard requires entities to present changes in accounting for transactions outstanding at the effective date as a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The adoption of the standard did not have any effect on the Company’s financial condition and results of operations. See Note 14 for the required disclosures.

Receivables — Troubled Debt Restructuring by Creditors

In January 2014, the FASB updated the accounting standard related to recognizing residential real estate obtained through a repossession or foreclosure from a troubled debtor. The update clarifies the criteria for derecognition of the loan receivable and recognition of the real estate property. The standard is effective for interim and annual periods beginning after December 15, 2014 and can be applied under a modified retrospective transition method or a prospective transition method. The adoption of the standard did not have any effect on the Company’s financial condition and results of operations.

Future Adoption of New Accounting Standards

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the FASB updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard will require most lease transactions for lessees to be recorded on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard is effective for interim and annual periods beginning after December 15, 2018. Early adoption is permitted. The update should be applied using a modified retrospective approach. The Company is currently evaluating the impact of the standard on its financial condition, results of operations and disclosures.

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity method of accounting, at fair value through net income. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of financial instruments. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted for certain provisions. Generally, the update should be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity at the beginning of the period of adoption. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

Fair Value Measurement — Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the FASB updated the accounting standards related to fair value measurement. The update applies to investments that are measured at net asset value (“NAV”). The standard eliminates the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share as a practical expedient. In addition, the update limits disclosures to investments for which the entity elected to measure the fair value using the practical expedient rather than all eligible investments. The standard is effective for interim and annual periods beginning after December 15, 2015. The standard should be applied retrospectively to all periods presented and early adoption is permitted. The Company adopted the standard on January 1, 2016. There was no impact of the standard to the Company’s financial condition and results of operations.

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. In addition, the standard requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. In August 2015, the FASB updated the accounting standards to defer the effective date by one year. In March 2016, the FASB updated the accounting standards to provide clarification on determining if an entity is a principal or an agent in revenue transactions involving third parties. The key provisions of the update include assessing which entity controls the good or service and whether the nature of the transaction is to provide the good or service or arrange for that good or service to be provided by another entity. The standard is effective for interim and annual periods beginning after December 15, 2017 and early adoption is permitted for interim and annual periods beginning after December 15, 2016. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company is currently evaluating the impact of the standard on its financial condition, results of operations and disclosures.

RiverSource Life Insurance Co. of New York

4.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2015
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$1,211,835	$63,398	$(22,219)	$1,253,014	$183
Residential mortgage backed securities	195,184	5,596	(1,880)	198,900	(685)
Commercial mortgage backed securities	157,028	3,362	(1,389)	159,001	—
State and municipal obligations	95,292	15,940	(28)	111,204	—
Asset backed securities	57,178	1,507	(501)	58,184	—
Foreign government bonds and obligations	2,624	285	(44)	2,865	—
U.S. government and agencies obligations	1,208	29	—	1,237	—
Total	$1,720,349	$90,117	$(26,061)	$1,784,405	$(502)

	December 31, 2014
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$1,168,401	$104,810	$(5,730)	$1,267,481	$192
Residential mortgage backed securities	220,406	8,599	(1,551)	227,454	(357)
Commercial mortgage backed securities	158,031	5,326	(1,024)	162,333	—
State and municipal obligations	83,192	20,096	(4)	103,284	—
Asset backed securities	73,769	3,305	(40)	77,034	—
Foreign government bonds and obligations	2,733	375	—	3,108	—
U.S. government and agencies obligations	1,467	73	—	1,540	—
Total	$1,707,999	$142,584	$(8,349)	$1,842,234	$(165)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2015 and 2014, investment securities with a fair value of $61.0 million and $32.5 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $24.4 million and nil, respectively, may be sold, pledged or rehypothecated by the counterparty.

At both December 31, 2015 and 2014, fixed maturity securities comprised approximately 91% of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2015 and 2014, approximately $132.7 million and $140.0 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2015			December 31, 2014
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$338,078	$347,835	19%	$374,584	$391,684	21%
AA	77,776	94,922	5	74,538	95,024	5
A	314,945	338,342	19	335,236	373,669	20
BBB	892,459	909,541	52	814,316	872,112	48
Below investment grade	97,091	93,765	5	109,325	109,745	6
Total fixed maturities	$1,720,349	$1,784,405	100%	$1,707,999	$1,842,234	100%

RiverSource Life Insurance Co. of New York

At December 31, 2015 and 2014, approximately 54% and 51%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity at December 31, 2015. The Company had holdings of $43.6 million in Kinder Morgan, Inc., which were greater than 10% of total equity at December 31, 2014. There were no other holdings of any other issuer greater than 10% of total equity at December 31, 2014.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2015
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	155	$418,321	$(15,777)	23	$37,907	$(6,442)	178	$456,228	$(22,219)
Residential mortgage backed securities	10	44,575	(589)	13	23,640	(1,291)	23	68,215	(1,880)
Commercial mortgage backed securities	20	51,509	(896)	2	17,061	(493)	22	68,570	(1,389)
State and municipal obligations	3	2,947	(28)	—	—	—	3	2,947	(28)
Asset backed securities	11	34,809	(501)	—	—	—	11	34,809	(501)
Foreign government bonds and obligations	2	985	(44)	—	—	—	2	985	(44)
Total	201	$553,146	$(17,835)	38	$78,608	$(8,226)	239	$631,754	$(26,061)

	December 31, 2014
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	73	$181,943	$(3,764)	26	$97,615	$(1,966)	99	$279,558	$(5,730)
Residential mortgage backed securities	4	28,908	(50)	15	34,542	(1,501)	19	63,450	(1,551)
Commercial mortgage backed securities	8	22,085	(35)	3	22,126	(989)	11	44,211	(1,024)
State and municipal obligations	1	996	(4)	—	—	—	1	996	(4)
Asset backed securities	1	1,953	(13)	1	4,139	(27)	2	6,092	(40)
Total	87	$235,885	$(3,866)	45	$158,422	$(4,483)	132	$394,307	$(8,349)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is primarily attributable to a widening of credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income (loss):

	Years Ended December 31,
(in thousands)	2015	2014	2013
Beginning balance	$1,452	$1,416	$1,299
Credit losses for which an other-than-temporary impairment was not previously recognized	112	15	—
Credit losses for which an other-than-temporary impairment was previously recognized	—	21	117
Ending balance	$1,564	$1,452	$1,416

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

	Years Ended December 31,
(in thousands)	2015	2014	2013
Gross realized investment gains	$922	$2,543	$1,263
Gross realized investment losses	(1,003)	(175)	(11)
Other-than-temporary impairments	(401)	(344)	(117)
Total	$(482)	$2,024	$1,135

Other-than-temporary impairments for the years ended December 31, 2015 and 2014, primarily related to credit losses on corporate debt securities and non-agency residential mortgage backed securities. Other-than-temporary impairments for the year ended December 31, 2013 primarily related to credit losses on non-agency residential mortgage backed securities.

See Note 16 for a rollforward of net unrealized investment gains (losses) included in AOCI.

RiverSource Life Insurance Co. of New York

Available-for-Sale securities by contractual maturity at December 31, 2015 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$74,366	$75,032
Due after one year through five years	510,992	535,307
Due after five years through 10 years	476,166	467,585
Due after 10 years	249,435	290,396
	1,310,959	1,368,320
Residential mortgage backed securities	195,184	198,900
Commercial mortgage backed securities	157,028	159,001
Asset backed securities	57,178	58,184
Total	$1,720,349	$1,784,405

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

Net investment income is summarized as follows:

	Years Ended December 31,
(in thousands)	2015	2014	2013
Fixed maturities	$78,348	$79,039	$82,640
Commercial mortgage loans	7,383	8,247	8,578
Policy loans and other investments	2,187	2,039	1,959
	87,918	89,325	93,177
Less: investment expenses	2,015	2,065	2,194
Total	$85,903	$87,260	$90,983

5.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

The following table presents a rollforward of the allowance for loan losses for commercial mortgage loans for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in thousands)	2015	2014	2013
Beginning balance	$2,038	$2,038	$2,038
Charge-offs	—	—	—
Ending balance	$2,038	$2,038	$2,038

Collectively evaluated for impairment	$2,038	$2,038	$2,038

The recorded investment in financing receivables by impairment method for commercial mortgage loans was as follows:

	December 31,
(in thousands)	2015	2014
Collectively evaluated for impairment	$137,490	$146,652

As of both December 31, 2015 and 2014, the Company had no recorded investment in financing receivables that were individually evaluated for impairment.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil as of both December 31, 2015 and 2014. All loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. There were no commercial mortgage loans which management has assigned its highest risk rating at both December 31, 2015 and 2014. Loans with the highest risk rating represent distressed loans

RiverSource Life Insurance Co. of New York

which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(in thousands)
South Atlantic	$34,624	$38,607	25%	26%
Pacific	28,934	27,929	21	19
Middle Atlantic	18,120	19,781	13	13
West North Central	14,708	12,480	11	9
Mountain	14,004	15,432	10	11
East North Central	11,527	15,851	8	11
New England	8,980	9,652	7	7
East South Central	4,800	5,022	4	3
West South Central	1,793	1,898	1	1

	137,490	146,652	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$135,452	$144,614

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(in thousands)
Retail	$36,268	$36,815	26%	25%
Apartments	30,797	29,544	23	20
Industrial	28,034	33,815	20	23
Office	27,308	30,761	20	21
Mixed use	5,202	5,403	4	4
Other	9,881	10,314	7	7

	137,490	146,652	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$135,452	$144,614

6.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact for the year ended December 31, 2015 primarily reflected the difference between the Company’s previously assumed interest rates versus the continued low interest rate environment partially offset by improved persistency. The impact for the year ended December 31, 2014 primarily reflected lower than previously assumed interest rates partially offset by improved persistency and mortality experience and a benefit from updating the Company’s variable annuity living benefit withdrawal utilization assumption. The impact for the year ended December 31, 2013 primarily reflected higher than previously assumed interest rates and changes in assumed policyholder behavior.

The balances of and changes in DAC were as follows:

(in thousands)	2015	2014	2013
Balance at January 1	$150,763	$146,765	$127,704
Capitalization of acquisition costs	19,061	18,557	19,195
Amortization, excluding the impact of valuation assumptions review	(13,896)	(13,859)	(13,498)
Amortization, impact of valuation assumptions review	(1,200)	700	5,400
Impact of change in net unrealized securities losses (gains)	5,872	(1,400)	7,964
Balance at December 31	$160,600	$150,763	$146,765

RiverSource Life Insurance Co. of New York

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2015	2014	2013
Balance at January 1	$16,970	$18,954	$18,242
Capitalization of sales inducement costs	252	273	285
Amortization, excluding the impact of valuation assumptions review	(2,426)	(2,351)	(1,964)
Amortization, impact of valuation assumptions review	100	200	1,000
Impact of change in net unrealized securities losses (gains)	1,077	(106)	1,391
Balance at December 31	$15,973	$16,970	$18,954

7.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual fixed and variable universal life insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retained the remaining risk. This reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2015 and 2014, traditional life and UL insurance in force aggregated $11.4 billion and $11.3 billion, respectively, of which $8.0 billion and $7.8 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2015	2014	2013
Direct premiums	$34,840	$36,205	$35,607
Reinsurance ceded	(11,749)	(11,721)	(11,323)
Net premiums	$23,091	$24,484	$24,284

Policy and contract charges are presented on the Statements of Income net of $5.7 million, $5.0 million and $4.3 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2015, 2014 and 2013, respectively.

Reinsurance recovered from reinsurers was $13.6 million, $11.9 million and $8.5 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Reinsurance recoverables include approximately $95.0 million and $86.3 million related to LTC risk ceded to Genworth as of December 31, 2015 and 2014, respectively. Included in policyholder account balances, future policy benefits and claims is $2.5 million and $2.7 million related to previously assumed reinsurance arrangements as of December 31, 2015 and 2014, respectively.

RiverSource Life Insurance Co. of New York

8.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2015		2014
Policyholder account balances
Fixed annuities	$922,582		$1,011,775
Variable annuity fixed sub-accounts	255,106		247,746
VUL/UL insurance	185,852		183,810
IUL insurance	34,016		22,674
Other life insurance	37,012		38,117
Total policyholder account balances	1,434,568		1,504,122
Future policy benefits
Variable annuity GMWB	45,907		27,840
Variable annuity GMAB	(237	)(1)	(3,944	)(1)
Other annuity liabilities	1,424		7,700
Fixed annuities life contingent liabilities	91,500		91,227
Life, DI and LTC insurance	322,016		318,893
VUL/UL and other life insurance additional liabilities	29,408		27,364
Total future policy benefits	490,018		469,080
Policy claims and other policyholders’ funds	6,080		7,129
Total policyholder account balances, future policy benefits and claims	$1,930,666		$1,980,331

(1)	Includes the fair value of GMAB embedded derivatives that was a net asset at both December 31, 2015 and 2014 reported as a contra liability.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB and GMIB provisions. See Note 11 and Note 15 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to an indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500 Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account.

The Company also offers term life insurance as well as disability products. The Company no longer offers standalone LTC products but has in force policies from prior years.

Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2015	2014
Variable annuity	$3,979,524	$4,073,573
VUL insurance	387,205	406,303
Other insurance	793	801
Total	$4,367,522	$4,480,677

9.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 8 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Variable annuity and insurance products offer separate account investment options. In addition, many of these products offer a fixed account option that is part of the Company’s “general account”. Under the separate account options, contractholders and policyholders bear the investment risk. The Company’s Portfolio Navigator (traditional asset allocation) funds are separate account investment options available under the Company’s variable universal life insurance products and its variable annuities, but as of April 2012, are no longer available for sale with a living benefit rider. Portfolio Navigator funds allow clients to allocate their contract value to one of five funds of funds, each of which invests in various underlying funds. Portfolio Navigator funds are designed to allow a contract purchaser to select investment options based on the purchaser’s investment time horizon, risk tolerance and investment goals. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds within the separate accounts designed to pursue total return while seeking to mitigate exposure to market volatility.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2015				December 31, 2014
Variable Annuity Guarantees by Benefit Type(1) (in thousands, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$2,941,369	$2,855,258	$16,990	65	$2,924,873	$2,842,871	$1,057	64
Five/six-year reset	521,969	373,009	4,208	64	571,861	425,897	1,919	64
One-year ratchet	520,326	506,376	19,734	66	552,092	537,908	1,550	65
Five-year ratchet	205,496	199,585	1,760	64	222,112	216,465	247	63
Total — GMDB	$4,189,160	$3,934,228	$42,692	65	$4,270,938	$4,023,141	$4,773	64
GMIB	$12,580	$11,632	$270	65	$16,805	$15,811	$72	65
GMWB:
GMWB	$200,796	$200,091	$20	69	$227,961	$227,149	$10	68
GMWB for life	2,110,159	2,099,690	545	66	2,062,524	2,052,018	86	65
Total — GMWB	$2,310,955	$2,299,781	$565	66	$2,290,485	$2,279,167	$96	65
GMAB	$301,599	$300,213	$3,109	58	$309,247	$308,156	$82	57

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2015		December 31, 2014
(in thousands, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$418	63	$405	63

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2013	$320	$492	$36,060	$5,912	$12,284
Incurred claims	87	(132)	(65,263)	(12,045)	3,965
Paid claims	(48)	—	—	—	(1,124)
Balance at December 31, 2013	359	360	(29,203)	(6,133)	15,125
Incurred claims	446	21	57,043	2,189	6,076
Paid claims	(205)	—	—	—	(2,043)
Balance at December 31, 2014	600	381	27,840	(3,944)	19,158
Incurred claims	199	2	18,067	3,707	6,592
Paid claims	(87)	—	—	—	(1,934)
Balance at December 31, 2015	$712	$383	$45,907	$(237)	$23,816

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities (contra liabilities).

The liabilities for guaranteed benefits are supported by general account assets.

RiverSource Life Insurance Co. of New York

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2015	2014
Mutual funds:
Equity	$2,195,565	$2,288,087
Bond	1,369,091	1,463,515
Other	299,090	258,080
Total mutual funds	$3,863,746	$4,009,682

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2015, 2014 and 2013.

10.  LINE OF CREDIT

The Company has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of the Company’s statutory admitted assets (excluding separate account balances) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York Department. There were no amounts outstanding on this line of credit at December 31, 2015 and 2014.

11.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Co. of New York

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2015
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,104,851	$148,163	$1,253,014
Residential mortgage backed securities	—	198,354	546	198,900
Commercial mortgage backed securities	—	159,001	—	159,001
State and municipal obligations	—	111,204	—	111,204
Asset backed securities	—	52,158	6,026	58,184
Foreign government bonds and obligations	—	2,865	—	2,865
U.S. government and agencies obligations	256	981	—	1,237
Total Available-for-Sale securities: Fixed maturities	256	1,629,414	154,735	1,784,405
Cash equivalents	—	43,693	—	43,693
Other assets:
Interest rate derivative contracts	—	63,484	—	63,484
Equity derivative contracts	2,396	43,123	—	45,519
Foreign exchange derivative contracts	178	2,319	—	2,497
Total other assets	2,574	108,926	—	111,500
Separate account assets	—	4,367,522	—	4,367,522
Total assets at fair value	$2,830	$6,149,555	$154,735	$6,307,120

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$14,287	$14,287
GMWB and GMAB embedded derivatives	—	—	40,343	40,343	(1)
Total policyholder account balances, future policy benefits and claims	—	—	54,630	54,630	(2)
Other liabilities:
Interest rate derivative contracts	—	19,306	—	19,306
Equity derivative contracts	—	64,451	—	64,451
Foreign exchange derivative contracts	48	343	—	391
Total other liabilities	48	84,100	—	84,148
Total liabilities at fair value	$48	$84,100	$54,630	$138,778

(1)	The fair value of the GMWB and GMAB embedded derivatives included $50.4 million of individual contracts in a liability position and $10.1 million of individual contracts in an asset position.
(2)	The Company’s adjustment for nonperformance risk resulted in a $20.5 million cumulative decrease to the embedded derivatives.

RiverSource Life Insurance Co. of New York

	December 31, 2014
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,116,512	$150,969	$1,267,481
Residential mortgage backed securities	—	226,646	808	227,454
Commercial mortgage backed securities	—	162,333	—	162,333
State and municipal obligations	—	103,284	—	103,284
Asset backed securities	—	73,643	3,391	77,034
Foreign government bonds and obligations	—	3,108	—	3,108
U.S. government and agencies obligations	273	1,267	—	1,540
Total Available-for-Sale securities: Fixed maturities	273	1,686,793	155,168	1,842,234
Cash equivalents	—	23,799	—	23,799
Other assets:
Interest rate derivative contracts	—	58,855	—	58,855
Equity derivative contracts	10,430	43,405	—	53,835
Foreign exchange derivative contracts	—	1,237	—	1,237
Total other assets	10,430	103,497	—	113,927
Separate account assets	—	4,480,677	—	4,480,677
Total assets at fair value	$10,703	$6,294,766	$155,168	$6,460,637

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$9,754	$9,754
GMWB and GMAB embedded derivatives	—	—	19,338	19,338	(1)
Total policyholder account balances, future policy benefits and claims	—	—	29,092	29,092	(2)
Other liabilities:
Interest rate derivative contracts	—	13,836	—	13,836
Equity derivative contracts	6,893	58,086	—	64,979
Foreign exchange derivative contracts	—	171	—	171
Total other liabilities	6,893	72,093	—	78,986
Total liabilities at fair value	$6,893	$72,093	$29,092	$108,078

(1)	The fair value of the GMWB and GMAB embedded derivatives included $34.6 million of individual contracts in a liability position and $15.3 million of individual contracts in an asset position.
(2)	The Company’s adjustment for nonperformance risk resulted in a $15.9 million cumulative decrease to the embedded derivatives.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2015	$150,969	$808	$3,391	$155,168		$(9,754)		$(19,338)		$(29,092)
Total gains (losses) included in:
Net income	(163)	(4)	2	(165	)(1)	(857	)(2)	(4,962	)(3)	(5,819)
Other comprehensive income	(1,813)	(14)	(206)	(2,033)		—		—		—
Purchases	16,500	—	3,800	20,300		—		—		—
Issues	—	—	—	—		(4,395)		(15,844)		(20,239)
Settlements	(17,330)	(244)	—	(17,574)		719		(199)		520
Transfers out of Level 3	—	—	(961)	(961)		—		—		—
Balance, December 31, 2015	$148,163	$546	$6,026	$154,735		$(14,287)		$(40,343)		$(54,630)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2015 included in:
Net investment income	$(149)	$(4)	$2	$(151)		$—		$—		$—
Benefits, claims, losses and settlement expenses	—	—	—	—		—		(5,450)		(5,450)
Interest credited to fixed accounts	—	—	—	—		(857)		—		(857)

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities: Fixed Maturities						Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2014	$128,453	$—	$—	$13,688	$142,141		$(3,293)		$38,357		$35,064
Total gains (losses) included in:
Net income	(227)	(4)	—	(1)	(232	)(1)	(1,326	)(2)	(43,753	)(3)	(45,079)
Other comprehensive income	398	(3)	—	137	532		—		—		—
Purchases	41,303	1,011	18,137	—	60,451		—		—		—
Issues	—	—	—	—	—		(5,209)		(14,681)		(19,890)
Settlements	(18,958)	(196)	—	(46)	(19,200)		74		739		813
Transfers out of Level 3	—	—	(18,137)	(10,387)	(28,524)		—		—		—
Balance, December 31, 2014	$150,969	$808	$—	$3,391	$155,168		$(9,754)		$(19,338)		$(29,092)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2014 included in:
Net investment income	$(162)	$(4)	$—	$(1)	$(167)		$—		$—		$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—		—		(43,616)		(43,616)
Interest credited to fixed accounts	—	—	—	—	—		(1,326)		—		(1,326)

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

	Available-for-Sale Securities: Fixed Maturities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives	GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2013	$130,454	$12,740	$10,563	$153,757		$(998)	$(39,934)	$(40,932)
Total gains (losses) included in:
Net income	(260)	45	165	(50	)(1)	723 (2)	90,168 (3)	90,891
Other comprehensive income	(3,018)	(403)	1,211	(2,210)		—	—	—
Purchases	15,103	—	1,763	16,866		—	—	—
Issues	—	—	—	—		(3,049)	(13,087)	(16,136)
Settlements	(13,826)	(7)	(14)	(13,847)		31	1,210	1,241
Transfers out of Level 3	—	(12,375)	—	(12,375)		—	—	—
Balance, December 31, 2013	$128,453	$—	$13,688	$142,141		$(3,293)	$38,357	$35,064
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2013 included in:
Net investment income	$(260)	$—	$165	$(95)		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—		—	89,267	89,267
Interest credited to fixed accounts	—	—	—	—		723	—	723

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $3.9 million, $7.0 million and $(9.2) million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2015, 2014 and 2013, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

RiverSource Life Insurance Co. of New York

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2015
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$145,951	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1%	–	3.8%	1.6%
IUL embedded derivatives	$14,287	Discounted cash flow	Nonperformance risk(1)	68		bps
GMWB and GMAB embedded derivatives	$40,343	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	75.6%
			Surrender rate	0.0%	–	53.2%
			Market volatility(3)	5.4%	–	21.5%
			Nonperformance risk(1)	68		bps

	December 31, 2014
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$150,751	Discounted cash flow	Yield/spread to U.S. Treasuries	1.0%	–	3.9%	1.5%
IUL embedded derivatives	$9,754	Discounted cash flow	Nonperformance risk(1)	65		bps
GMWB and GMAB embedded derivatives	$19,338	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.0%	–	44.5%
			Market volatility(3)	5.2%	–	20.9%
			Nonperformance risk(1)	65		bps
			Elective contractholder strategy allocations(4)	0.0%	–	3.0%

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.
(4)

The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model. As the contractholder experience of related elective strategy allocations reached the ultimate expected levels in 2015, the Company is no longer including this input in the fair value measurement effective September 30, 2015.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less. Cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

RiverSource Life Insurance Co. of New York

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities primarily include U.S. Treasuries. Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2015 and 2014. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various

RiverSource Life Insurance Co. of New York

components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2015 and 2014. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2015
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$135,452	$—	$—	$139,567	$139,567
Policy loans	46,740	—	—	46,481	46,481

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$926,089	$—	$—	$1,029,369	$1,029,369
Separate account liabilities	5,858	—	5,858	—	5,858

	December 31, 2014
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$144,614	$—	$—	$152,281	$152,281
Policy loans	45,112	—	—	45,239	45,239

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$1,015,155	$—	$—	$1,129,359	$1,129,359
Separate account liabilities	6,200	—	6,200	—	6,200

Commercial Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities in deferral status is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a margin for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

RiverSource Life Insurance Co. of New York

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

12.  RELATED PARTY TRANSACTIONS

CMIA is the investment advisor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides marketing, administrative and shareholder services on behalf of CMIA and is compensated for the services it provides. For the years ended December 31, 2015, 2014 and 2013, the Company earned $18.0 million, $16.4 million and $14.6 million, respectively, from CMIA for these services.

Columbia Management Investment Distributors, Inc. (“CMID”), an affiliate of the Company, is the principal underwriter and distributor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides distribution services to assist in the promotion, distribution and account servicing of shares of the portfolios of the Company’s variable products and is compensated for providing these services. For the years ended December 31, 2015, 2014 and 2013, the Company earned $9.4 million, $9.0 million and $8.1 million, respectively, from CMID for these services.

Columbia Management Investment Services Corp. (“CMIS”), an affiliate of the Company, is the transfer agent that processes transactions related to the Company’s variable products. The Company provides shareholder services related to these transactions and is compensated for providing these services. For the years ended December 31, 2015, 2014 and 2013, the Company earned $2.4 million, $2.3 million and $2.1 million, respectively, from CMIS for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $27.8 million, $28.2 million and $29.1 million for the years ended December 31, 2015, 2014 and 2013, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2015, 2014 and 2013, the Company paid cash dividends of $25.0 million, $24.0 million and $25.0 million, respectively, to RiverSource Life. Advance notification was provided to the New York Department prior to all dividend payments. See Note 13 for additional information.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. At December 31, 2015 and 2014, the Company had an amount due from Ameriprise Financial for federal income taxes of $19.4 million and $34.7 million, respectively.

13.  STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends and those dividends exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends in a calendar year which exceed the greater of (i) 10% of statutory surplus as of the immediately preceding year-end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year-end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $60.6 million, $52.8 million and $111.4 million for the years ended December 31, 2015, 2014 and 2013, respectively.

At December 31, 2015 and 2014, bonds carried at $256 thousand and $273 thousand, respectively, were on deposit with the State of New York as required by law.

RiverSource Life Insurance Co. of New York

Reconciliations of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2015	2014	2013

Net income, per accompanying GAAP financial statements	$49,563	$52,209	$54,389
Capitalization/amortization of DAC, net (GAAP item)	(3,964)	(5,398)	(11,097)
Capitalization/amortization of DSIC, net (GAAP item)	2,074	1,878	679
Change in deferred income taxes(1)(2)	651	13,346	1,140
Current income tax expense(1)	—	798	324
Change in future policy benefits(1)	7,235	26,848	(29,614)
Change in separate account liability adjustment (SAP item)	(7,744)	(1,848)	4,368
Derivatives(1)(2)	(1,168)	(45,588)	68,116
Other, net	2,264	385	2,136
Net income (loss), SAP basis(3)	$48,911	$42,630	$90,441

(1)	Represents valuation differences between GAAP and SAP.
(2)	Represents amounts which are recorded directly to surplus for statutory reporting purposes.
(3)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Shareholder’s Equity

	December 31,
(in thousands)	2015	2014

Shareholder’s equity, per accompanying GAAP financial statements	$419,143	$421,248
DAC (GAAP item)	(160,600)	(150,763)
Net unrealized gains and losses on Available-for-Sale investments (GAAP item)	(64,056)	(134,235)
DSIC (GAAP item)	(15,973)	(16,970)
Future policy benefits(1)	(9,989)	5,410
Deferred income taxes, net(1)	34,621	48,259
Separate account liability adjustment (SAP item)	149,490	157,234
Non-admitted assets (SAP item)	(17,173)	(13,125)
Asset valuation reserve (SAP item)	(7,008)	(14,324)
Interest maintenance reserve (SAP item)	(5,258)	(6,718)
Other, net	2,316	1,616
Capital and surplus, SAP basis(2)	$325,513	$297,632

(1)	Represents valuation differences between GAAP and SAP.
(2)	Includes unassigned surplus of $216.6 million and $188.7 million at December 31, 2015 and 2014, respectively.

14.   OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2015
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$76,433	$—	$76,433	$(48,560)	$(11,312)	$(15,733)	$828
OTC cleared	32,493	—	32,493	(17,801)	(14,348)	—	344
Exchange-traded	2,574	—	2,574	(48)	—	—	2,526
Total derivatives	$111,500	$—	$111,500	$(66,409)	$(25,660)	$(15,733)	$3,698

RiverSource Life Insurance Co. of New York

	December 31, 2014
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$92,522	$—	$92,522	$(59,450)	$(3,413)	$(24,449)	$5,210
OTC cleared	17,523	—	17,523	(10,563)	(6,960)	—	—
Exchange-traded	3,882	—	3,882	—	—	—	3,882
Total derivatives	$113,927	$—	$113,927	$(70,013)	$(10,373)	$(24,449)	$9,092

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2015
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$66,299	$—	$66,299	$(48,560)	$—	$(17,739)	$—
OTC cleared	17,801	—	17,801	(17,801)	—	—	—
Exchange-traded	48	—	48	(48)	—	—	—
Total derivatives	$84,148	$—	$84,148	$(66,409)	$—	$(17,739)	$—

	December 31, 2014
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$68,423	$—	$68,423	$(59,450)	$—	$(8,973)	$—
OTC cleared	10,563	—	10,563	(10,563)	—	—	—
Total derivatives	$78,986	$—	$78,986	$(70,013)	$—	$(8,973)	$—

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, the Company may be required to post additional collateral.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. See Note 15 for additional disclosures related to the Company’s derivative instruments.

15.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 14 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

The Company uses derivatives as economic hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2015			December 31, 2014
		Gross Fair Value			Gross Fair Value
(in thousands)	Notional	Assets(1)	Liabilities(2)	Notional	Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$1,945,376	$63,484	$19,306	$1,532,563	$58,855	$13,836
Equity contracts	2,523,973	45,519	64,451	2,275,269	53,835	64,979
Foreign exchange contracts	115,829	2,497	391	86,272	1,237	171
Total non-designated hedges	4,585,178	111,500	84,148	3,894,104	113,927	78,986
Embedded derivatives
GMWB and GMAB(3)	N/A	—	40,343	N/A	—	19,338
IUL	N/A	—	14,287	N/A	—	9,754
Total embedded derivatives	N/A	—	54,630	N/A	—	29,092
Total derivatives	$4,585,178	$111,500	$138,778	$3,894,104	$113,927	$108,078

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Balance Sheets. The fair value of GMWB and GMAB and IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives at December 31, 2015 included $50.4 million of individual contracts in a liability position and $10.1 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives at December 31, 2014 included $34.6 million of individual contracts in a liability position and $15.3 million of individual contracts in an asset position.

See Note 11 for additional information regarding the Company’s fair value measurement of derivative instruments.

At December 31, 2015 and 2014, investment securities with a fair value of $16.8 million and $26.2 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $8.6 million and $18.8 million, respectively, may be sold, pledged or rehypothecated by the Company. At December 31, 2015 and 2014, the Company had not sold, pledged, or rehypothecated any securities that were accepted as collateral. In addition, at December 31, 2015 and 2014, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

Derivatives Not Designated as Hedges

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2015
Interest rate contracts	$—	$12,589
Equity contracts	(377)	(18,031)
Foreign exchange contracts	—	3,123
GMWB and GMAB embedded derivatives	—	(21,005)
IUL embedded derivatives	(138)	—
Total loss	(515)	(23,324)
Year Ended December 31, 2014
Interest rate contracts	—	61,137
Equity contracts	595	(22,958)
Foreign exchange contracts	—	2,200
GMWB and GMAB embedded derivatives	—	(57,965)
IUL embedded derivatives	(1,252)	—
Total loss	(657)	(17,586)
Year Ended December 31, 2013
Interest rate contracts	—	(40,944)
Equity contracts	299	(49,169)
Foreign exchange contracts	—	1,247
GMWB and GMAB embedded derivatives	—	78,292
IUL embedded derivatives	(411)	—
Total loss	$(112)	$(10,574)

RiverSource Life Insurance Co. of New York

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using futures, options, interest rate swaptions and interest rate swaps.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in thousands)	Premiums Payable	Premiums Receivable
2016	$12,651	$8,652
2017	9,877	—
2018	8,574	5,241
2019	17,410	—
2020	8,470	—
2021-2025	19,235	—
Total	$76,217	$13,893

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of the IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of this product, the Company enters into index options.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 14 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2015 and 2014, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $17.7 million and $9.0 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2015 and 2014 was $17.7 million and $9.0 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at both December 31, 2015 and 2014 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil.

16.  SHAREHOLDER’S EQUITY

Other comprehensive income (loss) related to net unrealized securities gains (losses) includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York

The following table presents the amounts related to each component of unrealized securities gains (losses) in other comprehensive income (loss) and AOCI:

(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Balance of AOCI at January 1, 2013			$88,744
Net unrealized securities gains (losses):
Net unrealized securities losses arising during the period(1)	$(97,748)	$34,212	(63,536)
Reclassification of net securities gains included in net income(2)	(1,135)	397	(738)
Impact of other adjustments	29,090	(10,181)	18,909
Total other comprehensive loss	(69,793)	24,428	(45,365)
Balance of AOCI at December 31, 2013			43,379 (3)
Net unrealized securities gains (losses):
Net unrealized securities gains arising during the period(1)	32,568	(11,398)	21,170
Reclassification of net securities gains included in net income(2)	(2,024)	708	(1,316)
Impact of other adjustments	(11,813)	4,134	(7,679)
Total other comprehensive income	18,731	(6,556)	12,175
Balance of AOCI at December 31, 2014			55,554 (3)
Net unrealized securities gains (losses):
Net unrealized securities losses arising during the period(1)	(70,661)	24,731	(45,930)
Reclassification of net securities losses included in net income(2)	482	(169)	313
Impact of other adjustments	29,137	(10,197)	18,940
Total other comprehensive loss	$(41,042)	$14,365	(26,677)
Balance of AOCI at December 31, 2015			$28,877 (3)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)

Includes $293 thousand, $94 thousand and $157 thousand, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2015, 2014 and 2013, respectively.

17.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2015	2014	2013
Current income tax
Federal	$17,686	$2,086	$20,332
State	135	9	318
Total current income tax	17,821	2,095	20,650
Deferred federal income tax	(3,557)	13,346	1,140
Total income tax provision	$14,264	$15,441	$21,790

In December 2014, the Company received Internal Revenue Service (“IRS”) approval for a change in accounting method related to variable annuity hedging. Accordingly, the Company began using the approved method of accounting in the fourth quarter of 2014. The change to the approved method increased deferred tax expense and current tax receivables with a corresponding decrease to current tax expense and deferred tax assets of approximately $15.0 million in 2014.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2015	2014	2013
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividends received deduction	(11.6)	(10.6)	(7.2)
Other	(1.1)	(1.6)	0.8
Income tax provision	22.3%	22.8%	28.6%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction.

RiverSource Life Insurance Co. of New York

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2015	2014
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$66,410	$73,812
Other	89	3,044
Gross deferred income tax assets	66,499	76,856
Deferred income tax liabilities
Deferred acquisition costs	41,699	36,915
Net unrealized gains on Available-for Sale securities	15,549	29,914
Investment related	6	18,148
DSIC	5,911	5,939
Other	130	657
Gross deferred income tax liabilities	63,295	91,573
Net deferred income tax assets (liabilities)	$3,204	$(14,717)

Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2015 and 2014.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(in thousands)	2015	2014	2013
Balance at January 1	$7,249	$7,562	$4,210
Additions based on tax positions related to the current year	410	524	625
Additions for tax positions of prior years	2,026	59	2,727
Reductions for tax positions of prior years	(5,360)	(896)	—
Balance at December 31	$4,325	$7,249	$7,562

If recognized, approximately $117 thousand, $67 thousand and $904 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2015, 2014 and 2013, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. It is estimated that the total amount of gross unrecognized tax benefits may decrease by approximately $4.2 million in the next 12 months primarily due to resolution of IRS examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $216 thousand, $119 thousand and $60 thousand in interest and penalties for the years ended December 31, 2015, 2014 and 2013, respectively. At December 31, 2015 and 2014, the Company had a payable of $2.6 million and $2.4 million, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The IRS has completed its field examination of the 1997 through 2011 tax returns. However, for federal income tax purposes, tax years 1997 through 2006, 2008 and 2009, remain open for certain unagreed-upon issues. The IRS is currently auditing the Company’s U.S. income tax returns for 2012 and 2013. The Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2012 and remain open for all years after 2012.

18.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

At December 31, 2015 and 2014, the Company’s funding commitments for commercial mortgage loan commitments was $2.1 million and $1.5 million, respectively.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2015, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association.

RiverSource Life Insurance Co. of New York

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset associated with Executive Life Insurance Company of New York (“ELNY”). At both December 31, 2015 and 2014, the estimated liability was $1.1 million and the related premium tax asset was $893 thousand. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

S-6337 CA (5/16)

PART C: OTHER INFORMATION

Item 26. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed as Exhibit 1.A.(1) to Registrant’s Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(a)(2) Board Resolution for establishment of 81 subaccounts dated May 20, 2005, filed electronically on or about April 27, 2006, as Exhibit (a)(3) to Registrant’s Post-Effective Amendment No. 21, File No. 333-44644 is incorporated herein by reference.

(a)(3) Unanimous written consent of the Board of Directors in lieu of a meeting for the IDS Life Insurance Company adopted December 8, 2006, for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(a)(4) Board Resolution for establishment of 91 subaccounts dated April 24, 2007, filed electronically as Exhibit (a)(5) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(a)(5) Board Resolution for establishment of 101 subaccounts dated April 15, 2011 filed electronically as Exhibit (a)(5) to Post-Effective Amendment No. 25 to Registration Statement No. 333-42257 is incorporated herein by reference.

(a)(6) Board Resolution for establishment of 21 subaccounts dated April 28, 2014 filed electronically as Exhibit (a)(5) to Post-Effective Amendment No. 23 to Registration Statement No. 333-42257 is incorporated herein by reference.

(a)(7) Board Resolution for establishment of 10 subaccounts dated April 28, 2015 filed electronically as Exhibit (a)(7) to Post-Effective Amendment No. 29 to Registration Statement 333-42257 is incorporated herein by reference.

(b) Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York for Variable Annuities and Variable life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2) , RiverSource Endeavor Select (SM) Variable Annuity, RiverSource Innovations (SM) Select Variable Annuity and RiverSource Innovations (SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated herein by reference.

(d)(1) Flexible Premium Survivorship Variable Life Insurance Policy filed electronically as Exhibit (d)(1) to Post-Effective Amendment No. 20 to Registration Statement No. 333-44644 is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Survivorship Variable Life Insurance Policy filed an as Exhibit to Registrant’s Form N-8B-2 Amendment No. 1, File No. 811-05213 is incorporated herein by reference.

(f)(1) Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit (f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(2) Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 3124 filed electronically as Exhibit (g)(1) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(2) Redacted copy of Amendment to Automatic YRT Agreement dated August 18, 2003, and identified as Treaty Number 3124, between IDS Life Insurance Company of New York and Reinsurer, effective January 1, 2005, filed electronically as Exhibit (g)(2) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(3) Redacted copy of Amendment to Automatic and Facultative Reinsurance Agreement dated November 15, 2000, between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(3) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 9130 filed electronically as Exhibit (g)(4) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(5) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 0322-6606 filed electronically as Exhibit (g)(5) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(6) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 7783-1 filed electronically as Exhibit (g)(6) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(7) Redacted copy of Amendment Number 2 to the Reinsurance Agreement dated August 18, 2003, and identified as Number 7783-1 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(7) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(2) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(5) Copy of Fund Participation Agreement dated May 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (13) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(6) Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(7) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically on or about April 27, 2006 as Exhibit (h)(8) to Registrant’s Post-Effective Amendment No. 21, File No. 333-44644 is incorporated herein by reference.

(h)(8) Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement Among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006, filed as Exhibit (h)(10) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(10) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(h)(12) Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(13) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(14) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(20) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(15) Copy of Participation Agreement dated January 1, 2007, by and among, Wells Fargo Variable Trust, RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC filed electronically as Exhibit (h)(16) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(16) Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.4 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(17) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Co. of New York, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.20 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(18) Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(19) Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(20) Copy of Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. of New York, BlackRock Variable Series Funds, Inc. and BlackRock Investments, LLC filed electronically as Exhibit 8.14 to RiverSource of New York Variable Annuity Account’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 is incorporated herein by reference.

(h)(21) Copy of Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, DWS Investments Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.15 to RiverSource of New York Variable Annuity Account’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 is incorporated herein by reference.

(h)(22) Copy of Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179335 is incorporated herein by reference.

(h)(23) Copy of Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.17 to RiverSource of New York Variable Annuity Account’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179335 is incorporated herein by reference.

(h)(24) Copy of Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.18 to RiverSource of New York Variable Annuity Account’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179335 is incorporated herein by reference.

(h)(25) Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.16 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(i) Not applicable.

(j) Not applicable.

(k) Consent and Opinion of Counsel is filed electronically herewith.

(l) Not applicable.

(m) Not applicable.

(n) Consent of Independent Registered Public Accounting Firm for Succession Select-NY is filed electronically herewith.

(o) Not applicable.

(p) Not applicable.

(q) RiverSource Life Insurance Co. of New York’s Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit (q) to Post-Effective Amendment No. 25 to Registration Statement No. 333-42257 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated March 8, 2016 filed electronically as Exhibit 13 to RiverSource of New York Variable Annuity Account’s Post-Effective Amendment No. 6 to Registration Statement No. 333-186220, is incorporated herein by reference.

(r)(2) Power of Attorney for David K. Stewart to sign Amendments to this Registration Statement, dated April 29, 2016, filed electronically as Exhibit 13.2 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-186220 is incorporated by reference.

Item 27.	Directors and Officers of the Depositor

Directors and Officers of the Depositor RiverSource Life Insurance Co. of New York

Name	Principal Business Address*	Positions and Offices with Depositor
Jon Stenberg	50605 Ameriprise Financial Center Minneapolis, MN 55474	Chairman of the Board, President and Chief Executive Officer

Gumer C. Alvero	1765 Ameriprise Financial Center Minneapolis, MN 55474	Director and Executive Vice President – Annuities

Jean Burhardt Keffler	1010 Swingley Rd. Livingston, MT 59047	Director

Richard N. Bush		Senior Vice President - Corporate Tax

Steve M. Gathje		Senior Vice President and Chief Actuary

Mark Gorham		Director and Vice President - Insurance Product Development

Jason J. Poor		Director

Robert R. Grew	139 East 63rd Street New York, NY 10021	Director

Ronald L. Guzior	Sax/BST, LLC 26 Computer Drive West Albany, NY 12205	Director

James L. Hamalainen		Senior Vice President and Treasurer – Investments

Jeryl A. Millner	138 Ameriprise Financial Center Minneapolis, MN 55474	Director

Mark D. Scalercio		Director

Thomas R. Moore		Secretary

David K. Stewart		Senior Vice President and Controller

*	Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474

Item 28.	Persons Controlled by or Under Common Control with the Depositor or the Registrant

SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company	Incorp State
Ameriprise Financial, Inc.	DE

Subsidiary Name	Incorp State
Ameriprise Advisor Capital, LLC	DE
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
201 Eleventh Street South, LLC	MN
Ameriprise India Private Limited	India
Ameriprise India Insurance Brokers Services Private Limited*	India
Ameriprise International Holdings GmbH***	Switzerland
Ameriprise Asset Management Holdings GmbH	Switzerland
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Singapore
Threadneedle Asset Management Malaysia Sdn Bhd.	Malaysia
Threadneedle Investment Singapore (Pte.) Ltd.	Singapore
Threadneedle Investments Taiwan Ltd.	Taiwan
Ameriprise Holdings Singapore (Pte.) Ltd.	Singapore
Threadneedle Asset Management Holdings Sàrl (Threadneedle subsidiary list is not included.)	Luxembourg
Threadneedle EMEA Holdings 1, LLC	MN
Ameriprise National Trust Bank	Federal
Ameriprise Trust Company	MN
AMPF Holding Corporation	MI
American Enterprise Investment Services Inc.**	MN
Ameriprise Financial Services, Inc.**	DE
TIC TPS Portland 35, LLC	DE
AMPF Property Corporation	MI
AMPF Realty Corporation	MI
Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
GA Legacy, LLC	DE
J.& W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.**	DE
Seligman Partners, LLC	DE
RiverSource CDO Seed Investments, LLC	MN
WAM Acquisition GP, Inc.	DE
Columbia Management Investment Services Corp.	MN
IDS Property Casualty Insurance Company	WI
Ameriprise Auto & Home Insurance Agency, Inc.	WI
Ameriprise Insurance Company	WI
RiverSource Distributors, Inc.**	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY

RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Portfolio LLC	DE

*	This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chandrasekhar (74%) as required by India law.
**	Registered Broker-Dealer

Item 29.	Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.	Principal Underwriters

Principal Underwriters.

(a) RiverSource Distributors, Inc. acts as principal underwriter for:

RiverSource Variable Annuity Account 1

RiverSource Variable Annuity Account

RiverSource Account F

RiverSource Variable Annuity Fund A

RiverSource Variable Annuity Fund B

RiverSource Variable Account 10

RiverSource Account SBS

RiverSource MVA Account

RiverSource Account MGA

RiverSource Account for Smith Barney

RiverSource Variable Life Separate Account

RiverSource Variable Life Account

RiverSource of New York Variable Annuity Account 1

RiverSource of New York Variable Annuity Account 2

RiverSource of New York Account 4

RiverSource of New York Account 7

RiverSource of New York Account 8

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*	Positions and Offices with Underwriter
Lynn Abbott	President

Gumer C. Alvero	Director and Vice President

James L. Hamalainen	Treasurer

Thomas R. Moore	Secretary

Mark D. Scalercio	Vice President

Jon Stenberg	Director and Vice President

David K. Stewart	Chief Financial Officer

John R. Woerner	Chairman of the Board and Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474

(c)

RiverSource Distributors, Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	OTHER COMPENSATION
RiverSource Distributors, Inc.	$28,699,298	None	None	None

Item 31.	Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (RiverSource Life Insurance Co. of New York) at 20 Madison Avenue Extension, Albany, NY 12203.

Item 32.	Management Services

Not Applicable.

Item 33.	Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 RiverSource Life Insurance Co. of New York, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 2nd day of May, 2016.

RiverSource of New York Account 8
(Registrant)

By RiverSource Life Insurance Co. of New York
(Depositor)

By /s/ Jon S. Stenberg*
Jon S. Stenberg
Chairman of the Board, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 2nd day of May, 2016.

/s/ Jon S. Stenberg*	Chairman of the Board, President and Chief Executive Officer
Jon S. Stenberg

/s/ Gumer C. Alvero*	Director and Executive Vice President - Annuities
Gumer C. Alvero

/s/ Jean B. Keffeler*	Director
Jean B. Keffeler

/s/ Mark Gorham	Director and Vice President - Insurance Product Development
Mark Gorham

/s/ Richard N. Bush*	Senior Vice President - Corporate Tax
Richard N. Bush

/s/ Jason J. Poor*	Director
Jason J. Poor

/s/ Steve M. Gathje*	Senior Vice President and Chief Actuary
Steve M. Gathje

/s/ Robert R. Grew*	Director
Robert R. Grew

/s/ Ronald L. Guzior*	Director
Ronald L. Guzior

/s/ Jeryl A. Millner*	Director
Jeryl A. Millner

/s/ Mark D. Scalercio*	Director
Mark D. Scalercio

/s/ James L. Hamalainen*	Senior Vice President and Treasurer – Investments
James L. Hamalainen

/s/ David K. Stewart**	Senior Vice President and Controller
David K. Stewart

*	Signed pursuant to Power of Attorney dated March 8, 2016, filed electronically as Exhibit 13 to RiverSource of New York Variable Annuity Account’s Post-Effective Amendment No. 6 to Registration Statement No. 333-186220, by:
**	Signed pursuant to Power of Attorney for David K. Stewart dated April 29, 2016, filed electronically as Exhibit 13.2 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-186220, incorporated by reference herein, by:

/s/ Dixie Carroll
Dixie Carroll
Assistant General Counsel and Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 31

TO REGISTRATION STATEMENT NO. 333-42257

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

Prospectus for:

RiverSource Succession Select (R) Variable Life Insurance

Part B.

The combined Statement of Additional Information and Financial Statements relating to RiverSource of New York Account 8.

Part C.

Other Information.

Signatures.

Exhibits.

EXHIBIT INDEX

(k)	Consent and Opinion of Counsel.

(n)	Consent of Independent Registered Public Accounting Firm for Succession Select-NY.